UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.70%

COMMON STOCKS 10.14%

Banks: Regional 0.66%

Comerica, Inc.	30	$1,418,700
SVB Financial Group*	21	2,298,942
Total		3,717,642

Building Products 1.82%

Allegion plc (Ireland)(a)	37	2,649,384
Eagle Materials, Inc.	35	2,845,098
Granite Construction, Inc.	29	1,392,000
LGI Homes, Inc.*	45	1,728,900
M/I Homes, Inc.*	70	1,619,800
Total		10,235,182

Chemicals 0.25%

FMC Corp.	30	1,408,200

Diversified Financials 0.37%

Charles Schwab Corp. (The)	65	2,057,484

Electronic Equipment & Instruments 0.28%

Franklin Electric Co., Inc.	41	1,568,250

Health Equipment & Supply 0.24%

Intuitive Surgical, Inc.*	2	1,372,840

Internet Software & Services 0.49%

GoDaddy, Inc. Class A*	86	2,784,680

Machinery 0.76%

CLARCOR, Inc.	33	2,167,057
Donaldson Co., Inc.	56	2,114,065
Total		4,281,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

Investments	Shares (000)	Fair Value
Miscellaneous: Materials 0.29%

Vulcan Materials Co.	14	$1,605,567

Oil & Gas Products 1.93%

Chesapeake Energy Corp.*	220	1,397,000
Jones Energy, Inc. Class A*	1,100	3,047,000
Kinder Morgan, Inc.	178	3,889,300
Parsley Energy, Inc. Class A*	75	2,538,750
Total		10,872,050

Oil Services 0.72%

Flotek Industries, Inc.*	149	2,309,500
RPC, Inc.*	113	1,738,422
Total		4,047,922

Oil: Integrated 0.40%

Rice Energy, Inc.*	86	2,267,060

Pharmaceuticals 0.51%

ACADIA Pharmaceuticals, Inc.*	39	1,253,070
Spark Therapeutics, Inc.*	29	1,640,820
Total		2,893,890

Precious Metals 0.27%

First Majestic Silver Corp. (Canada)*(a)	128	1,538,560

Semiconductors 0.34%

Applied Materials, Inc.	65	1,939,600

Software - Applications & Systems 0.57%

Talend SA ADR*	125	3,187,200

Steel 0.24%

United States Steel Corp.	68	1,321,920
Total Common Stocks (cost $54,123,652)		57,099,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 65.37%

Autos 2.72%

Tesla Motors, Inc.	0.25%	3/1/2019	$16,910	$15,345,825

Biotechnology 4.69%

BioMarin Pharmaceutical, Inc.	1.50%	10/15/2020	4,150	5,314,594
Cepheid	1.25%	2/1/2021	9,519	8,870,518
Incyte Corp.	0.375%	11/15/2018	2,430	4,115,812
Repligen Corp.	2.125%	6/1/2021	3,500	4,066,562
TESARO, Inc.	3.00%	10/1/2021	1,590	4,032,638
Total				26,400,124

Broadcast & Cable 1.12%

DISH Network Corp.†	3.375%	8/15/2026	6,000	6,288,750

Building Products 2.69%

Cemex SAB de CV (Mexico)(a)	3.72%	3/15/2020	5,260	5,697,237
KB Home	1.375%	2/1/2019	9,750	9,457,500
Total				15,154,737

Commercial Services 1.06%

Euronet Worldwide, Inc.	1.50%	10/1/2044	4,880	5,978,000

Communications Equipment 0.54%

Finisar Corp.	0.50%	12/15/2033	3,000	3,061,875

Conglomerates 0.70%

Trinity Industries, Inc.	3.875%	6/1/2036	3,250	3,960,938

Diversified Financials 0.94%

MGIC Investment Corp.	2.00%	4/1/2020	4,115	5,313,494

Diversified Metals & Mining 0.71%

RTI International Metals, Inc.	1.625%	10/15/2019	3,758	4,016,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronic Equipment & Instruments 0.52%

General Cable Corp. (2.25% after 11/15/2019)~	4.50%	11/15/2029	$4,100	$2,916,125

Entertainment 1.40%

CenterPoint Energy, Inc.	4.184%	9/15/2029	140	7,889,850

Foods 0.94%

Herbalife Ltd.	2.00%	8/15/2019	5,313	5,289,782

Health Equipment & Supply 6.48%

Danaher Corp.	Zero Coupon	1/22/2021	1,155	3,594,938
Endologix, Inc.	2.25%	12/15/2018	10,800	10,287,000
Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	2,000	2,733,750
Nevro Corp.	1.75%	6/1/2021	4,305	5,300,531
NuVasive, Inc.†	2.25%	3/15/2021	5,145	6,466,622
Wright Medical Group, Inc.	2.00%	2/15/2020	7,500	8,104,687
Total				36,487,528

Insurance: Casualty 0.89%

AmTrust Financial Services, Inc.	2.75%	12/15/2044	5,855	4,991,387

Internet Software & Services 7.52%

MercadoLibre, Inc. (Argentina)(a)	2.25%	7/1/2019	5,570	8,250,563
Pandora Media, Inc.†	1.75%	12/1/2020	1,300	1,421,875
Priceline Group, Inc. (The)	0.35%	6/15/2020	9,415	11,851,131
VeriSign, Inc.	4.485%	8/15/2037	3,810	8,305,800
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	4,500	4,826,250
Yahoo!, Inc.	Zero Coupon	12/1/2018	7,512	7,737,360
Total				42,392,979

Miscellaneous: Energy 0.86%

Green Plains, Inc.	3.25%	10/1/2018	1,360	1,794,350
Green Plains, Inc.†	4.125%	9/1/2022	2,750	3,042,187
Total				4,836,537

Miscellaneous: Financial 1.84%

Gold Exchangeable Ltd. (Jersey)(a)	5.875%	5/13/2019	10,000	10,337,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous: Media 0.60%

Take-Two Interactive Software, Inc.	1.00%	7/1/2018	$1,675	$3,403,391

Oil Services 0.45%

Weatherford International Ltd.	5.875%	7/1/2021	2,270	2,514,025

Oil: Integrated 3.56%

Chesapeake Energy Corp.	2.50%	5/15/2037	15,500	15,558,125
SM Energy Co.	1.50%	7/1/2021	3,795	4,497,075
Total				20,055,200

Pharmaceuticals 0.58%

Jazz Investments I Ltd. (Ireland)(a)	1.875%	8/15/2021	3,210	3,266,175

Precious Metals 2.29%

Royal Gold, Inc.	2.875%	6/15/2019	7,980	8,952,562
Stillwater Mining Co.	1.75%	10/15/2032	3,397	3,968,121
Total				12,920,683

Real Estate 0.89%

VEREIT, Inc.	3.00%	8/1/2018	5,000	5,006,250

Retail: Specialty 3.99%

Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	27,806	22,470,724

Semiconductors 12.25%

Inphi Corp.†	1.125%	12/1/2020	3,900	4,994,438
Intel Corp.	3.25%	8/1/2039	8,895	15,571,854
Microchip Technology, Inc.	1.625%	2/15/2025	7,000	9,043,125
Microchip Technology, Inc.	2.125%	12/15/2037	1,350	3,485,531
Micron Technology, Inc.	2.125%	2/15/2033	5,300	8,824,500
Novellus Systems, Inc.	2.625%	5/15/2041	2,780	7,648,475
NVIDIA Corp.	1.00%	12/1/2018	4,887	14,890,078
SunPower Corp.	0.75%	6/1/2018	5,000	4,546,875
Total				69,004,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software - Applications & Systems 3.11%

Medidata Solutions, Inc.	1.00%	8/1/2018	$5,600	$6,594,000
Proofpoint, Inc.	1.25%	12/15/2018	2,250	4,498,594
salesforce.com, Inc.	0.25%	4/1/2018	4,980	6,411,750
Total				17,504,344

Steel 1.14%

AK Steel Corp.	5.00%	11/15/2019	2,720	3,177,300
TimkenSteel Corp.	6.00%	6/1/2021	3,000	3,264,375
Total				6,441,675

Utilities: Electric 0.89%

NRG Yield, Inc.†	3.50%	2/1/2019	5,000	5,037,500
Total Convertible Bonds (cost $335,811,817)				368,286,637

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 20.60%

Banks: Regional 2.74%

Wells Fargo & Co.	7.50%		11	15,432,025

Foods 1.58%

Post Holdings, Inc.	5.25%		34	5,063,450
Tyson Foods, Inc.	4.75%		46	3,832,290
Total				8,895,740

Health Services 0.50%

Anthem, Inc.	5.25%		66	2,819,642

Homebuilders 0.56%

William Lyon Homes	6.50%		36	3,185,640

Miscellaneous: Industrials 0.57%

Belden, Inc.	6.75%		30	3,202,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

Investments	Dividend Rate		Shares (000)	Fair Value
Oil & Gas Products 0.78%

Kinder Morgan, Inc.	9.75%		30	$1,496,700
WPX Energy, Inc.	6.25%		50	2,878,500
Total				4,375,200

Oil: Integrated 1.13%

Southwestern Energy Co.	6.25%		197	6,343,400

Pharmaceuticals 4.40%

Allergan plc	5.50%		16	13,430,806
Teva Pharmaceutical Industries Ltd. (Israel)(a)	7.00%		13	11,373,500
Total				24,804,306

Software - Applications & Systems 1.60%

Mandatory Exchangeable Trust†	5.75%		75	9,047,519

Utilities: Electric 1.58%

Dominion Resources, Inc.	6.375%		70	3,532,200
NextEra Energy, Inc.	6.123%		108	5,361,863
Total				8,894,063

Wireless Communications Services 5.16%

American Tower Corp.	5.25%		86	9,524,855
Crown Castle International Corp.	4.50%		47	5,252,286
Frontier Communications Corp.	11.125%		87	7,819,114
T-Mobile US, Inc.	5.50%		84	6,479,298
Total				29,075,553
Total Convertible Preferred Stocks (cost $114,445,892)				116,075,288

Investments	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 0.59%

Oil: Integrated
Denbury Resources, Inc.	4.625%	7/15/2023	$2,006	1,303,900
Denbury Resources, Inc.	5.50%	5/1/2022	2,494	1,720,860
Murphy Oil Corp.	6.875%	8/15/2024	310	324,576
Total				3,349,336
Total Corporate Bonds (cost $3,311,355)				3,349,336
Total Long-Term Investments (cost $507,692,716)				544,810,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.86%

REPURCHASE AGREEMENT
Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $16,090,000 of U.S. Treasury Note at 2.50% due 6/30/2017; value: $16,411,800; proceeds: $16,085,128 (cost $16,085,115)	$16,085	$16,085,115
Total Investments in Securities 99.56% (cost $523,777,831)		560,895,545
Other Assets in Excess of Liabilities 0.44%		2,484,644
Net Assets 100.00%		$563,380,189

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$57,099,169	$—	$—	$57,099,169
Convertible Bonds	—	368,286,637	—	368,286,637
Convertible Preferred Stocks
Foods(3)	3,832,290	5,063,450	—	8,895,740
Homebuilders	—	3,185,640	—	3,185,640
Remaining Industries	103,993,908	—	—	103,993,908
Corporate Bonds	—	3,349,336	—	3,349,336
Repurchase Agreement	—	16,085,115	—	16,085,115
Total	$164,925,367	$395,970,178	$—	$560,895,545

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	As of August 31, 2016, Post Holdings, Inc. was categorized as Level 2 due to limited market trading. During the period ended August 31, 2016, $6,156,000 was transferred from Level 1 to Level 2.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Corporate Bonds
Balance as of December 1, 2015	$4,663,563	$3,919,968
Accrued discounts/premiums	—	—
Realized gain (loss)	(1,186,744)	(464,400)
Change in unrealized appreciation/depreciation	148,227	400,032
Purchases	—	—
Sales	(3,625,046)	(3,855,600)
Net transfers in or out of Level 3	—	—
Balance as of August 31, 2016	$—	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 109.55%

ASSET-BACKED SECURITIES 22.52%

Automobiles 11.13%

Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$184	$183,804
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	1,517	1,537,812
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	715	715,452
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	139	139,448
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	1,041	1,039,711
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	1,593	1,591,080
AmeriCredit Automobile Receivables Trust 2014-4 A2A	0.72%	4/9/2018	47	46,918
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	3,180	3,179,318
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	1,398	1,399,251
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	833	833,474
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	961	963,342
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,309	1,314,982
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	3,994	4,019,579
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	3,146	3,142,490
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,464,996
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	3,758	3,784,430
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	1,940	1,951,687
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	1,113	1,122,071
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	3,905	3,908,761
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	486	486,171
BMW Vehicle Owner Trust 2016-A A4	1.37%	12/25/2022	763	761,661
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	113	112,841
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	1,043	1,054,123
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	402	406,756
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	2,966	2,968,469
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	544	543,492
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	713	712,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2013-3 C	2.79%	10/22/2018	$2,325	$2,343,092
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	864	863,972
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	3,310	3,343,759
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	2,269	2,270,137
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,704	1,706,107
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	1,083	1,080,759
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	568	565,825
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	33	33,291
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	49	49,404
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,365	1,364,857
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	2,878	2,877,062
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	974	975,823
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	379	378,819
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	592	593,552
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	1,124	1,130,613
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	2,193	2,195,416
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	1,500	1,498,716
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	1,500	1,498,993
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	2,000	1,991,194
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,411	1,409,714
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	794	794,023
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	1,517	1,518,383
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	673	675,582
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	850	865,978
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	1,118	1,120,092
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	844	854,117
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,014	2,017,176
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	660	660,768
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,010	2,038,838
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	4,052	4,050,846
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	2,786	2,784,757
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	223	222,950
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	915	911,437
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	2,134	2,130,499
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	57	56,606
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	3,348	3,347,088
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	1,234	1,234,459
Honda Auto Receivables Owner Trust 2013-3 A4	1.13%	9/16/2019	350	350,441
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	753	753,032
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	307	307,114
Hyundai Auto Receivables Trust 2012-C A4	0.73%	6/15/2018	99	98,500
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	1,467	1,466,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%	8/15/2018	$2,645	$2,648,608
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	3,597	3,600,791
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,263	2,263,919
Nissan Auto Receivables Owner Trust 2013-B A3	0.84%	11/15/2017	342	342,088
Porsche Financial Auto Securitization Trust 2014-1 A4†	1.14%	12/23/2021	4,934	4,936,342
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	3,192	3,191,539
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	5,196	5,224,046
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	917	926,342
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	1,763	1,765,780
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	308	311,429
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	1,345	1,347,275
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	1,518	1,518,778
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	655	657,224
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	2,277	2,276,565
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	2,520	2,497,720
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	2,691	2,691,220
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	1,942	1,940,743
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	1,923	1,923,173
Total				135,878,570

Credit Cards 3.85%

Capital One Multi-Asset Execution Trust 2014-A1	0.88%#	11/15/2019	4,611	4,613,080
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	1,469	1,471,109
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	1,084	1,088,318
Capital One Multi-Asset Execution Trust 2016-A1	0.958%#	2/15/2022	2,606	2,620,786
Chase Issuance Trust 2014-A1	1.15%	1/15/2019	8,224	8,231,574
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	790	795,237
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	3,448	3,441,899
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	7,089	7,089,074
Citibank Credit Card Issuance Trust 2014-A2	1.02%	2/22/2019	5,932	5,934,510
Discover Card Execution Note Trust 2013-A5	1.04%	4/15/2019	1,665	1,665,111
Discover Card Execution Note Trust 2014-A3	1.22%	10/15/2019	8,540	8,550,275
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	1,397	1,420,141
Total				46,921,114

Other 7.54%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	3,330	3,340,513
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	3,199	3,207,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.853	%#	4/16/2021	$560	$557,582
Ballyrock CLO Ltd. 2016-1A A†(a)	2.406	%#	10/15/2028	2,850	2,850,000
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.783	%#	4/18/2025	1,500	1,493,263
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.162	%#	10/15/2025	4,500	4,506,074
Carlyle Global Market Strategies CLO Ltd. 2014-2A A†	2.096	%#	5/15/2025	2,250	2,253,394
Cent CLO Ltd. 2013-17A A1†	1.937	%#	1/30/2025	1,700	1,697,690
Cent CLO Ltd. 2013-18A A†	1.758	%#	7/23/2025	600	594,154
CIFC Funding II Ltd. 2014-2A A1L†	2.141	%#	5/24/2026	4,450	4,452,651
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	800	798,839
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	1,294	1,305,037
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	904	905,535
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	249	248,285
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	201	201,871
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	3,918	3,920,678
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%		1/15/2019	3,207	3,216,727
Ford Credit Floorplan Master Owner Trust 2014-1 A1	1.20%		2/15/2019	2,005	2,005,961
GE Dealer Floorplan Master Note Trust 2012-2 A	1.262	%#	4/22/2019	1,161	1,164,636
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,383,539
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.933	%#	4/17/2022	1,082	1,079,484
Hempstead CLO LP 2013-1A A1†	2.128	%#	1/15/2026	3,500	3,503,900
JFIN Revolver CLO 2013-1A A†	1.884	%#	1/20/2021	567	568,018
JFIN Revolver CLO Ltd. 2014-2A A2†	1.936	%#	2/20/2022	739	741,141
JFIN Revolver CLO Ltd. 2015-3A A1†	2.134	%#	4/20/2023	2,278	2,281,650
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	694	693,679
KKR CLO Ltd. 11-A†	2.148	%#	4/15/2027	3,150	3,153,661
KKR CLO Ltd. 15-A1A†(a)	2.353	%#	10/18/2028	2,500	2,500,000
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	1,885	1,887,178
Leaf Receivables Funding 11 LLC 2016-1 A1†	1.00%		6/15/2017	3,352	3,351,809
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	2,637	2,634,578
Marathon CLO IV Ltd. 2012-4A A1†	2.026	%#	5/20/2023	2,193	2,196,299
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	1,105	1,109,252
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	1,770	1,762,935
NZCG Funding Ltd. 2015-2A A1†	2.184	%#	4/27/2027	1,500	1,502,593
Oaktree CLO Ltd. 2014-2A A1A†	2.164	%#	10/20/2026	3,000	3,003,330
Oaktree EIF I Series Ltd. 2015-A1 B†	3.233	%#	10/18/2027	3,250	3,293,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029	$1,101	$1,125,337
OZLM Funding Ltd. 2012-1A A2R†	2.985%#	7/22/2027	3,900	3,910,712
Shackleton CLO Ltd. 2014-5A A†	2.132%#	5/7/2026	300	300,737
Sheridan Square CLO Ltd. 2013-1A A1†	1.678%#	4/15/2025	2,500	2,480,192
SLM Private Education Loan Trust 2010-A 2A†	3.731%#	5/16/2044	1,146	1,183,038
SLM Private Education Loan Trust 2012-A A1†	1.881%#	8/15/2025	120	120,437
SLM Private Education Loan Trust 2012-E A1†	1.231%#	10/16/2023	654	653,920
Sound Point CLO IV Ltd. 2013-3A A†	2.005%#	1/21/2026	2,000	1,995,069
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.953%#	4/17/2021	1,500	1,494,058
Tryon Park CLO Ltd. 2013-1A A1†	1.748%#	7/15/2025	1,000	993,278
Venture XVIII CLO Ltd. 2014-18A A†	2.078%#	10/15/2026	2,000	1,998,628
Westchester CLO Ltd. 2007-1A A1A†	0.862%#	8/1/2022	400	397,970
Total				92,020,515
Total Asset-Backed Securities (cost $274,409,483)				274,820,199

CORPORATE BONDS 19.67%

Automotive 0.53%

Ford Motor Co.	6.375%	2/1/2029	697	850,420
Ford Motor Co.	7.45%	7/16/2031	1,356	1,847,381
General Motors Co.	6.60%	4/1/2036	3,039	3,758,544
Total				6,456,345

Banks: Regional 4.15%

Banco de Credito e Inversiones (Chile)†(b)	4.00%	2/11/2023	533	565,076
Bank of America Corp.	4.20%	8/26/2024	3,509	3,731,032
Bank of America Corp.	4.25%	10/22/2026	2,144	2,277,485
Bank of America Corp.	4.45%	3/3/2026	940	1,014,276
Citigroup, Inc.	4.45%	9/29/2027	412	435,581
Citigroup, Inc.	5.50%	9/13/2025	3,097	3,517,582
Citigroup, Inc.	5.875%	2/22/2033	954	1,134,901
Discover Bank/Greenwood DE	3.45%	7/27/2026	2,256	2,274,702
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	3,155	4,036,198
JPMorgan Chase & Co.	3.90%	7/15/2025	2,879	3,124,101
JPMorgan Chase & Co.	4.25%	10/1/2027	1,600	1,733,155
Lloyds Banking Group plc (United Kingdom)†(b)	4.582%	12/10/2025	1,696	1,744,350
Macquarie Bank Ltd. (Australia)†(b)	4.875%	6/10/2025	1,225	1,305,059
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	2,231	2,570,585
Morgan Stanley	3.125%	7/27/2026	4,722	4,787,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Morgan Stanley	4.00%	7/23/2025	$3,588	$3,885,155
Morgan Stanley	7.25%	4/1/2032	290	404,445
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	2,490	3,162,148
UBS Group Funding Jersey Ltd. (Jersey)†(b)	4.125%	4/15/2026	4,016	4,249,306
Wells Fargo & Co.	4.10%	6/3/2026	793	862,605
Wells Fargo Bank NA	5.85%	2/1/2037	3,007	3,829,144
Total				50,644,205

Beverages 0.54%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	4,967	5,782,750
JB y Cia SA de CV (Mexico)†(b)	3.75%	5/13/2025	800	830,702
Total				6,613,452

Biotechnology Research & Production 0.10%

Amgen, Inc.	6.40%	2/1/2039	934	1,236,977

Chemicals 0.25%

Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	550	604,109
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	1,787	2,410,549
Total				3,014,658

Computer Hardware 0.56%

Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	1,617	1,691,786
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	1,950	2,090,160
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	610	710,451
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	2,163	2,316,325
Total				6,808,722

Drugs 0.76%

AbbVie, Inc.	4.30%	5/14/2036	1,506	1,596,914
Actavis Funding SCS (Luxembourg)(b)	4.55%	3/15/2035	1,500	1,620,520
Express Scripts Holding Co.	4.80%	7/15/2046	1,114	1,186,654
Express Scripts Holding Co.	6.125%	11/15/2041	501	632,987
Forest Laboratories LLC†	5.00%	12/15/2021	2,994	3,366,385
Mylan NV†	3.95%	6/15/2026	850	878,227
Total				9,281,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.13%

AES Gener SA (Chile)†(b)	5.00%	7/14/2025	$400	$415,680
Appalachian Power Co.	7.00%	4/1/2038	1,063	1,475,913
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	1,103	1,161,688
Dominion Resources, Inc.	7.00%	6/15/2038	936	1,311,206
Emera US Finance LP†	3.55%	6/15/2026	1,674	1,766,869
Exelon Generation Co. LLC	5.60%	6/15/2042	2,286	2,452,887
Massachusetts Electric Co.†	4.004%	8/15/2046	1,317	1,380,236
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	705,356
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,201,891
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,927,124
Total				13,798,850

Financial Services 0.99%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	370,265
Affiliated Managers Group, Inc.	4.25%	2/15/2024	354	373,863
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	2,485	2,848,106
International Lease Finance Corp.	5.875%	4/1/2019	1,876	2,028,425
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,021	2,109,419
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,177	2,343,534
SUAM Finance BV (Curacao)†(b)	4.875%	4/17/2024	1,835	1,946,935
Total				12,020,547

Health Care Services 0.12%

Aetna, Inc.	4.25%	6/15/2036	1,341	1,399,796

Insurance 0.56%

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	3,232	3,697,237
Trinity Acquistion plc (United Kingdom)(b)	4.40%	3/15/2026	1,189	1,254,417
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,883,228
Total				6,834,882

Investment Management Companies 0.04%

GrupoSura Finance SA†	5.50%	4/29/2026	450	487,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.13%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	$1,230	$1,578,523

Lodging 0.15%

Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	1,750	1,825,264

Machinery: Agricultural 0.18%

Reynolds American, Inc.	8.125%	5/1/2040	1,550	2,242,940

Manufacturing 0.14%

Trinity Industries, Inc.	4.55%	10/1/2024	1,771	1,759,945

Media 1.92%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,618,985
21st Century Fox America, Inc.	6.90%	8/15/2039	777	1,058,345
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	1,007	1,207,557
Comcast Corp.	6.95%	8/15/2037	1,356	2,002,588
Cox Communications, Inc.†	8.375%	3/1/2039	2,399	3,087,340
Discovery Communications LLC	6.35%	6/1/2040	1,800	1,911,587
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	1,034	1,081,823
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	1,855	1,896,737
Grupo Televisa SAB (Mexico)(b)	6.625%	1/15/2040	1,000	1,233,959
Time Warner Cable, Inc.	7.30%	7/1/2038	3,768	4,908,992
Time Warner, Inc.	7.625%	4/15/2031	1,090	1,539,155
Viacom, Inc.	4.85%	12/15/2034	187	189,367
Viacom, Inc.	6.875%	4/30/2036	1,488	1,744,805
Total				23,481,240

Metals & Minerals: Miscellaneous 0.44%

Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	1,250	1,447,586
Glencore Finance Canada Ltd. (Canada)†(b)	6.00%	11/15/2041	2,449	2,444,621
Glencore Funding LLC†	4.625%	4/29/2024	252	256,410
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	1,133	1,243,358
Total				5,391,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.30%

Black Hills Gas LLC†	5.90%	4/1/2017	$886	$901,162
Dominion Gas Holdings LLC	4.60%	12/15/2044	2,506	2,732,798
Total				3,633,960

Oil 1.12%

Apache Corp.	6.00%	1/15/2037	1,542	1,777,530
Eni SpA (Italy)†(b)	5.70%	10/1/2040	4,725	5,043,885
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	246	262,027
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,023,905
Kerr-McGee Corp.	7.875%	9/15/2031	945	1,147,308
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,564	2,156,107
Tengizchevroil Finance Co. International Ltd.†	4.00%	8/15/2026	875	874,125
Valero Energy Corp.	10.50%	3/15/2039	912	1,419,105
Total				13,703,992

Oil: Crude Producers 1.84%

Enbridge Energy Partners LP	9.875%	3/1/2019	2,125	2,481,660
Energy Transfer Partners LP	6.625%	10/15/2036	1,203	1,306,319
Energy Transfer Partners LP	7.50%	7/1/2038	2,124	2,507,371
Enterprise Products Operating LLC	7.55%	4/15/2038	2,840	3,790,968
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	1,166	1,228,676
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	3,053,764
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	2,000	2,257,554
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	423	503,056
Kinder Morgan, Inc.	7.75%	1/15/2032	1,486	1,798,311
Kinder Morgan, Inc.	7.80%	8/1/2031	365	447,929
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	3,091,765
Total				22,467,373

Oil: Integrated Domestic 0.32%

Halliburton Co.	6.70%	9/15/2038	326	422,579
Halliburton Co.	7.45%	9/15/2039	772	1,083,958
National Oilwell Varco, Inc.	2.60%	12/1/2022	952	897,667
Oceaneering International, Inc.	4.65%	11/15/2024	1,546	1,551,413
Total				3,955,617

Paper & Forest Products 0.20%

Georgia-Pacific LLC	8.875%	5/15/2031	1,535	2,452,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.71%

EPR Properties	5.25%	7/15/2023	$4,129	$4,428,621
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,533	2,650,734
PLA Administradora Industrial S de RL de CV (Mexico)†(b)	5.25%	11/10/2022	1,458	1,534,545
Total				8,613,900

Retail 0.06%

Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	700	762,796

Savings & Loan 0.05%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	497	609,035

Technology 0.80%

Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	1,950	2,051,371
Amazon.com, Inc.	4.80%	12/5/2034	5,235	6,306,845
Baidu, Inc. (China)(b)	3.50%	11/28/2022	478	505,055
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	900	934,362
Total				9,797,633

Telecommunications 1.10%

AT&T, Inc.	6.00%	8/15/2040	3,604	4,405,692
AT&T, Inc.	6.50%	9/1/2037	2,340	3,052,717
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	900	947,345
Verizon Communications, Inc.	4.40%	11/1/2034	1,641	1,750,451
Verizon Communications, Inc.	5.05%	3/15/2034	1,208	1,381,539
Verizon Communications, Inc.	5.85%	9/15/2035	657	823,435
Verizon Communications, Inc.	6.40%	9/15/2033	801	1,049,555
Total				13,410,734

Utilities 0.22%

Aquarion Co.†	4.00%	8/15/2024	2,500	2,646,265

Utilities: Electrical 0.26%

Tennessee Valley Authority	3.50%	12/15/2042	2,795	3,124,796
Total Corporate Bonds (cost $227,007,981)				240,056,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 1.50%

Bahamas 0.06%

Commonwealth of Bahamas†(b)	6.95%	11/20/2029	$588	$686,490

Cayman Islands 0.07%

Cayman Islands Government†	5.95%	11/24/2019	700	794,500

Chile 0.09%

Republic of Chile(b)	3.125%	1/21/2026	1,063	1,145,383

Indonesia 0.04%

Republic of Indonesia†(b)	5.875%	1/15/2024	400	474,037

Lithuania 0.10%

Republic of Lithuania†(b)	7.375%	2/11/2020	1,060	1,257,425

Mexico 0.52%

United Mexican States(b)	4.00%	10/2/2023	5,780	6,292,975

Panama 0.10%

Republic of Panama(b)	4.00%	9/22/2024	768	846,720
Republic of Panama(b)	6.70%	1/26/2036	300	419,250
Total				1,265,970

Peru 0.05%

Republic of Peru(b)	4.125%	8/25/2027	520	592,800

Qatar 0.12%

State of Qatar†(b)	3.25%	6/2/2026	1,450	1,485,924

Slovenia 0.04%

Republic of Slovenia†(b)	5.25%	2/18/2024	471	545,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Trinidad And Tobago 0.02%

Republic of Trinidad & Tobago†(b)	4.375%	1/16/2024	$200	$210,000

Turkey 0.23%

Republic of Turkey(b)	5.625%	3/30/2021	658	707,368
Republic of Turkey(b)	5.75%	3/22/2024	1,940	2,114,357
Total				2,821,725

Uruguay 0.06%

Republic of Uruguay PIK(b)	7.875%	1/15/2033	538	777,410
Total Foreign Government Obligations (cost $17,679,914)				18,350,426

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.06%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.345%#	2/25/2032	12,753	2,249,265
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	349	348,950
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	5,279	5,403,366
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	3,864	3,976,762
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	918	946,610
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,884,936)				12,924,953

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.36%

Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	10,275	10,938,810
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	4,673	5,131,580
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	1,985	2,108,195
Federal National Mortgage Assoc. (c)	3.00%	TBA	105,835	110,165,644
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 4/1/2046	62,418	66,475,856
Federal National Mortgage Assoc.(c)	3.50%	TBA	12,310	12,973,105
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 2/1/2045	19,777	21,394,693
Federal National Mortgage Assoc.(c)	4.00%	TBA	20,470	21,930,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.(c)	4.50%		TBA	$35,544	$38,831,822
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2036	6,450	7,327,263
Federal National Mortgage Assoc.	6.50%		1/1/2036	51	61,175
Total Government Sponsored Enterprises Pass-Throughs (cost $295,313,493)					297,338,230

MUNICIPAL BONDS 0.41%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,675	2,122,610
North Texas Tollway Auth	8.91%		2/1/2030	1,797	2,165,870
Pennsylvania	5.35%		5/1/2030	650	727,695
Total Municipal Bonds (cost $4,554,766)					5,016,175

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.70%

Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.512	%#	9/15/2048	324	344,181
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.444	%#	5/10/2047	24,505	1,773,164
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,166,637
Citigroup Commercial Mortgage Trust 2016-P3 C	4.998	%#	4/15/2049	900	994,844
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#	4/15/2049	709	518,986
Citigroup Commercial Mortgage Trust 2016-P4 C	4.134	%#	7/10/2049	1,443	1,447,501
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.431	%#	8/10/2047	4,340	274,847
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.801	%#	10/10/2053	1,000	1,058,656
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.801	%#	10/10/2053	2,000	1,681,639
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.591	%#	7/10/2050	620	662,646
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.591	%#	7/10/2050	1,138	1,066,940
CSAIL Commercial Mortgage Trust 2015-C2 C	4.352	%#	6/15/2057	325	311,430
DBWF Mortgage Trust 2015-LCM D†	3.535	%#	6/10/2034	895	854,190
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#	12/15/2034	953	960,024
GS Mortgage Securities Trust 2014-GC26 D†	4.661	%#	11/10/2047	403	334,541
GS Mortgage Securities Trust 2015-GC32 C	4.559	%#	7/10/2048	685	719,850
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,512,383
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#	8/5/2034	2,231	2,158,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.395%#	4/15/2047	$4,859	$193,108
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.435%#	4/15/2047	1,381	30,551
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07%#	1/15/2048	387	315,811
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.456%#	7/15/2048	573	538,533
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	3,504	3,511,957
Sequoia Mortgage Trust 2012-4 A3	2.069%#	9/25/2042	754	743,205
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%#	1/5/2043	250	271,095
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.274%#	5/15/2048	2,000	1,561,034
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	7/15/2048	1,850	1,906,728
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.045%#	1/15/2059	1,524	1,207,148
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.345%#	5/15/2047	9,600	569,664
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733%#	5/15/2047	1,909	79,675
WF-RBS Commercial Mortgage Trust 2014-C23 C	3.994%#	10/15/2057	550	557,893
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.841%#	10/15/2057	24,600	924,242
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	10/15/2057	36,416	727,136
Total Non-Agency Commercial Mortgage-Backed Securities (cost $31,956,480)				32,978,737

U.S. TREASURY OBLIGATIONS 37.33%

U.S. Treasury Bond	2.50%	5/15/2046	55,081	58,299,824
U.S. Treasury Note	0.875%	10/15/2017	12,737	12,762,512
U.S. Treasury Note	1.125%	8/31/2021	106,076	105,794,262
U.S. Treasury Note	1.25%	11/15/2018	129,537	130,683,143
U.S. Treasury Note	1.25%	3/31/2021	13,833	13,880,821
U.S. Treasury Note	1.375%	6/30/2018	32,408	32,746,631
U.S. Treasury Note	1.375%	5/31/2021	37,357	37,697,024
U.S. Treasury Note	1.50%	8/15/2026	31,708	31,507,352
U.S. Treasury Note	1.75%	10/31/2020	2,336	2,394,538
U.S. Treasury Note	1.75%	4/30/2022	9,050	9,266,530
U.S. Treasury Note	2.625%	11/15/2020	19,350	20,524,235
Total U.S. Treasury Obligations (cost $454,312,492)				455,556,872
Total Long-Term Investments (cost $1,318,119,545)				1,337,041,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 7.07%

ASSET-BACKED SECURITY 0.10%

Other

Ascentium Equipment Receivables Trust 2016-1A A1† (cost $1,212,213)	0.95%	4/10/2017	$1,212	$1,212,255

COMMERCIAL PAPER 0.29%

Chemicals 0.17%

Albemarle Corp.	Zero Coupon	9/14/2016	1,000	999,530
Potash Corp. of Saskatchewan, Inc.	Zero Coupon	10/3/2016	1,000	999,218
Total				1,998,748

Oil: Integrated Domestic 0.12%

Schlumberger Holdings Corp.	Zero Coupon	9/20/2016	1,500	1,499,248
Total Commercial Paper (cost $3,497,996)				3,497,996

U.S. TREASURY OBLIGATIONS 3.82%

U.S. Treasury Note	0.875%	9/15/2016	32,668	32,675,677
U.S. Treasury Note	1.00%	9/30/2016	13,978	13,986,233
Total U.S. Treasury Obligations (cost $46,659,384)				46,661,910

REPURCHASE AGREEMENT 2.86%
Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $14,765,000 of U.S. Treasury Note at 2.25% due 11/30/2017 and $19,840,000 of U.S. Treasury Note at 2.75% due 2/28/2018; value: $35,550,869; proceeds: $34,853,602 (cost $34,853,573)			34,854	34,853,573
Total Short-Term Investments (cost $86,223,166)				86,225,734
Total Investments in Securities 116.62% (cost $1,404,342,711)				1,423,267,677
Liabilities in Excess of Other Assets(d) (16.62%)				(202,848,976)
Net Assets 100.00%				$1,220,418,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2016.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Ultra Long U.S. Treasury Bond	December 2016	18	Long	$3,374,438	$(3,407)
U.S. 5-Year Treasury Note	December 2016	191	Long	23,158,750	(24,211)
U.S. 10-Year Treasury Note	December 2016	39	Long	5,105,953	(12,865)
Totals				$31,639,141	$(40,483)

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Credit Cards	$—	$45,500,973	$1,420,141	(4)(5)	$46,921,114
Other	—	87,882,770	5,350,000	(4)(5)	93,232,770
Remaining Industries	—	135,878,570	—		135,878,570
Corporate Bonds	—	240,056,351	—		240,056,351
Foreign Government Obligations	—	18,350,426	—		18,350,426
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,924,953	—		12,924,953
Government Sponsored Enterprises Pass-Throughs	—	297,338,230	—		297,338,230
Municipal Bonds	—	5,016,175	—		5,016,175
Non-Agency Commercial Mortgage-Backed Securities	—	32,978,737	—		32,978,737
U.S. Treasury Obligations	—	502,218,782	—		502,218,782
Commercial Paper	—	3,497,996	—		3,497,996
Repurchase Agreement	—	34,853,573	—		34,853,573
Total	$—	$1,416,497,536	$6,770,141		$1,423,267,677
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(40,483)	—	—		(40,483)
Total	$(40,483)	$—	$—		$(40,483)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2016

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Asset-Backed Securities categorized as level 3 investment includes Synchrony Credit Card Master Note Trust 2016-2 B, Ballyrock CLO Ltd. 2016-1A A and KKR CLO Ltd. 15-A 1A.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2015	$1,319,488
Accrued discounts/premiums	(118)
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(1,625)
Purchases	6,771,884
Sales	—
Net transfers in or out of Level 3	(1,319,488)
Balance as of August 31, 2016	$6,770,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.00%

ASSET-BACKED SECURITIES 17.56%

Automobiles 10.87%

Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$1	$1,470
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	6	5,621
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	44	44,069
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	12	11,695
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	50	50,394
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	28	28,105
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	25	24,995
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	8	8,005
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	100	100,602
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	4	4,001
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	20	20,020
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	9	9,096
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	43,201
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	18	18,281
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	25	25,167
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	26,084
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	54	54,263
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	25	24,977
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21	20,997
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	7	6,648
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	26	25,999
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	22	22,267
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	16	16,514
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	27	26,775
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	12	12,011
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	43	42,854
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	28	28,491
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	6	6,007
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	15	15,168
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	30	29,991
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	21	20,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	$8	$8,175
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	35	35,038
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	25	24,993
Honda Auto Receivables Owner Trust 2013-3 A4	1.13%	9/16/2019	9	8,963
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	11	11,004
Hyundai Auto Receivables Trust 2012-C A4	0.73%	6/15/2018	1	806
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	6	6,236
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	13	13,035
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100	99,732
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	47	47,254
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	18	18,183
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	12	12,019
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	11	11,019
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	12	12,006
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	9,901
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	10	10,063
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	25	24,984
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	59	59,005
Total				1,187,175

Credit Cards 1.34%

Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	11	11,016
Capital One Multi-Asset Execution Trust 2016-A1	0.958%#	2/15/2022	34	34,193
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	100	101,654
Total				146,863

Other 5.35%

Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	52	52,138
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	2.128%#	10/15/2026	250	249,688
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	7	7,083
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	81	80,805
Ford Credit Floorplan Master Owner Trust 2014-1 A1	1.20%	2/15/2019	18	18,009
Macquarie Equipment Funding Trust 2014-A A3†	1.23%	7/20/2021	71	71,321
NCF Dealer Floorplan Master Trust 2016-1A B†	6.012%#	3/21/2022	4	3,910
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	100	101,230
Total				584,184
Total Asset-Backed Securities (cost $1,909,841)				1,918,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 39.77%

Air Transportation 0.10%

Air Canada (Canada)†(a)	7.75%	4/15/2021	$10	$10,588

Auto Parts: Original Equipment 0.27%

MPG Holdco I, Inc.	7.375%	10/15/2022	13	13,463
TI Group Automotive Systems LLC†	8.75%	7/15/2023	15	15,713
Total				29,176

Automotive 1.17%

Ford Motor Co.	6.375%	2/1/2029	58	70,767
General Motors Co.	6.60%	4/1/2036	46	56,891
Total				127,658

Banks: Regional 4.59%

Bank of America Corp.	4.25%	10/22/2026	25	26,557
Bank of America Corp.	4.45%	3/3/2026	8	8,632
Bank of America Corp.	6.30%	—(b)	10	10,950
Bank of America Corp.	6.50%	—(b)	56	61,116
Citigroup, Inc.	4.45%	9/29/2027	4	4,229
Citigroup, Inc.	5.95%	—(b)	85	88,506
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	52	66,524
JPMorgan Chase & Co.	3.90%	7/15/2025	25	27,128
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	25	28,805
Morgan Stanley	3.125%	7/27/2026	26	26,360
Morgan Stanley	5.55%	—(b)	50	51,312
Popular, Inc.	7.00%	7/1/2019	20	20,750
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.125%	12/15/2022	40	42,814
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	30	38,098
Total				501,781

Biotechnology Research & Production 0.36%

Amgen, Inc.	6.40%	2/1/2039	30	39,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.18%

Standard Industries, Inc.†	5.50%	2/15/2023	$7	$7,464
Vulcan Materials Co.	7.15%	11/30/2037	10	12,250
Total				19,714

Business Services 0.22%

Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	5	5,250
Monitronics International, Inc.	9.125%	4/1/2020	20	18,600
Total				23,850

Chemicals 0.86%

Dow Chemical Co. (The)	9.40%	5/15/2039	10	16,460
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	22	25,245
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	35	47,213
Valvoline, Inc.†	5.50%	7/15/2024	5	5,260
Total				94,178

Computer Hardware 0.85%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	15	16,078
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	7	7,593
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	14	16,305
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	30	32,127
Leidos, Inc.	7.125%	7/1/2032	20	20,763
Total				92,866

Computer Software 0.44%

MSCI, Inc.†	5.75%	8/15/2025	25	27,219
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	21,137
Total				48,356

Construction/Homebuilding 0.20%

PulteGroup, Inc.	5.50%	3/1/2026	20	21,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.61%

PaperWorks Industries, Inc.†	9.50%	8/15/2019	$15	$14,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	35	36,181
Sealed Air Corp.†	5.50%	9/15/2025	15	16,422
Total				66,853

Diversified 0.19%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	20	21,075

Drugs 1.18%

AbbVie, Inc.	4.30%	5/14/2036	15	15,906
Actavis Funding SCS (Luxembourg)(a)	4.55%	3/15/2035	50	54,017
Express Scripts Holding Co.	4.80%	7/15/2046	14	14,913
Express Scripts Holding Co.	6.125%	11/15/2041	7	8,844
Mylan NV†	3.95%	6/15/2026	15	15,498
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	15	19,314
Total				128,492

Electric: Power 1.62%

Appalachian Power Co.	7.00%	4/1/2038	10	13,885
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	15	15,798
Dominion Resources, Inc.	7.00%	6/15/2038	35	49,030
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	15	17,049
Emera US Finance LP†	3.55%	6/15/2026	14	14,777
Exelon Generation Co. LLC	5.60%	6/15/2042	35	37,555
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	7,639
Puget Sound Energy, Inc.	6.974%#	6/1/2067	25	21,453
Total				177,186

Electronics 0.25%

Jabil Circuit, Inc.	8.25%	3/15/2018	25	27,281

Entertainment 0.14%

Eldorado Resorts, Inc.	7.00%	8/1/2023	4	4,240
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	10	10,762
Total				15,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 1.12%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	$4	$4,003
Affiliated Managers Group, Inc.	4.25%	2/15/2024	3	3,168
Alliance Data Systems Corp.†	5.375%	8/1/2022	15	14,850
CIT Group, Inc.	6.00%	4/1/2036	15	14,700
National Financial Partners Corp.†	9.00%	7/15/2021	15	15,544
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	15	15,188
Navient Corp.	4.875%	6/17/2019	25	25,312
Navient Corp.	6.625%	7/26/2021	5	5,169
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	11	11,068
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	13	13,994
Total				122,996

Food 0.33%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	10	10,375
Kraft Heinz Foods Co.	6.875%	1/26/2039	10	14,096
Post Holdings, Inc.†	8.00%	7/15/2025	10	11,475
Total				35,946

Health Care Services 0.97%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	19	20,021
Aetna, Inc.	4.25%	6/15/2036	10	10,438
Amsurg Corp.	5.625%	7/15/2022	20	20,725
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	25	28,563
HCA, Inc.	7.50%	11/6/2033	15	16,500
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,155
Surgical Care Affiliates, Inc.†	6.00%	4/1/2023	7	7,385
Total				105,787

Household Equipment/Products 0.24%

Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	10	10,238
Scotts Miracle-Gro Co. (The)†	6.00%	10/15/2023	15	16,106
Total				26,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 1.17%

CNO Financial Group, Inc.	5.25%	5/30/2025	$12	$11,970
MGIC Investment Corp.	5.75%	8/15/2023	8	8,400
Protective Life Corp.	8.45%	10/15/2039	25	35,830
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	57,197
Trinity Acquistion plc (United Kingdom)(a)	4.40%	3/15/2026	14	14,770
Total				128,167

Leisure 0.64%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	10	12,834
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30	36,375
Vista Outdoor, Inc.†	5.875%	10/1/2023	20	21,150
Total				70,359

Lodging 1.09%

Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	20	20,250
MGM Resorts International	6.00%	3/15/2023	25	27,203
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	25	26,075
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	10	10,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	34	35,402
Total				119,005

Machinery: Agricultural 0.09%

Reynolds American, Inc.	5.70%	8/15/2035	8	9,971

Machinery: Industrial/Specialty 0.17%

Gardner Denver, Inc.†	6.875%	8/15/2021	20	18,550

Manufacturing 0.75%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	14	13,370
General Electric Co.	6.75%	3/15/2032	20	28,651
Trinity Industries, Inc.	4.55%	10/1/2024	40	39,750
Total				81,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 3.63%

21st Century Fox America, Inc.	6.90%	8/15/2039	$45	$61,294
AMC Networks, Inc.	4.75%	12/15/2022	20	20,675
Cablevision Systems Corp.	5.875%	9/15/2022	20	18,900
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	27	32,377
Cox Communications, Inc.†	8.375%	3/1/2039	12	15,443
Discovery Communications LLC	6.35%	6/1/2040	25	26,550
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	20	20,622
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	21,525
Time Warner Cable, Inc.	6.55%	5/1/2037	53	64,153
Time Warner, Inc.	7.625%	4/15/2031	35	49,422
Townsquare Media, Inc.†	6.50%	4/1/2023	10	10,113
Univision Communications, Inc.†	8.50%	5/15/2021	7	7,284
Viacom, Inc.	4.85%	12/15/2034	3	3,038
Viacom, Inc.	6.875%	4/30/2036	29	34,005
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	11	11,495
Total				396,896

Metals & Minerals: Miscellaneous 0.59%

Aleris International, Inc.†	9.50%	4/1/2021	11	12,100
Coeur Mining, Inc.	7.875%	2/1/2021	5	4,963
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	20	19,964
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	5	5,487
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022	23	21,627
Total				64,141

Oil 2.59%

Apache Corp.	6.00%	1/15/2037	15	17,291
Bill Barrett Corp.	7.00%	10/15/2022	15	11,025
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	10	10,300
Citgo Holding, Inc.†	10.75%	2/15/2020	10	10,263
CITGO Petroleum Corp.†	6.25%	8/15/2022	10	9,750
Concho Resources, Inc.	6.50%	1/15/2022	20	20,900
Continental Resources, Inc.	4.90%	6/1/2044	23	19,320
Denbury Resources, Inc.	5.50%	5/1/2022	23	15,870
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	21,303
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	14,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Kerr-McGee Corp.	7.875%	9/15/2031	$35	$42,493
MEG Energy Corp. (Canada)(a)	6.375%	1/30/2023	25	19,625
PDC Energy, Inc.	7.75%	10/15/2022	12	12,660
Range Resources Corp.	4.875%	5/15/2025	25	24,250
Rice Energy, Inc.	6.25%	5/1/2022	17	17,510
Sanchez Energy Corp.	6.125%	1/15/2023	20	15,900
Total				283,085

Oil: Crude Producers 2.85%

Enbridge Energy Partners LP	8.05%#	10/1/2077	15	12,806
Energy Transfer Partners LP	6.625%	10/15/2036	50	54,294
Energy Transfer Partners LP	7.50%	7/1/2038	8	9,444
Enterprise Products Operating LLC	5.75%	3/1/2035	40	45,336
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	30	31,280
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	25	26,344
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	46	54,706
Kinder Morgan, Inc.	7.75%	1/15/2032	17	20,573
Rockies Express Pipeline LLC†	6.875%	4/15/2040	20	20,300
Sabine Pass LNG LP	6.50%	11/1/2020	35	36,356
Total				311,439

Oil: Integrated Domestic 1.34%

FTS International, Inc.†	8.153%#	6/15/2020	27	22,005
National Oilwell Varco, Inc.	2.60%	12/1/2022	42	39,603
Oceaneering International, Inc.	4.65%	11/15/2024	40	40,140
Schlumberger Holdings Corp.†	4.00%	12/21/2025	14	15,307
Weatherford International Ltd.	9.875%	3/1/2039	30	28,950
Total				146,005

Paper & Forest Products 0.64%

Georgia-Pacific LLC	8.875%	5/15/2031	35	55,921
International Paper Co.	7.30%	11/15/2039	10	13,566
Total				69,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 2.16%

Brixmor Operating Partnership LP	3.85%	2/1/2025	$25	$25,537
CBRE Services, Inc.	4.875%	3/1/2026	25	26,391
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	18	18,855
DuPont Fabros Technology LP	5.625%	6/15/2023	20	21,000
EPR Properties	5.25%	7/15/2023	35	37,540
Equinix, Inc.	5.875%	1/15/2026	33	36,032
HCP, Inc.	3.40%	2/1/2025	25	24,705
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	5	5,437
VEREIT Operating Partnership LP	3.00%	2/6/2019	40	40,491
Total				235,988

Retail 0.92%

CEC Entertainment, Inc.	8.00%	2/15/2022	17	17,085
CST Brands, Inc.	5.00%	5/1/2023	15	15,938
L Brands, Inc.	6.875%	11/1/2035	15	16,462
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	10	8,607
New Albertson’s, Inc.	7.45%	8/1/2029	5	4,950
New Red Finance, Inc. (Canada)†(a)	6.00%	4/1/2022	5	5,244
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	30	32,691
Total				100,977

Retail: Specialty 0.06%

Revlon Escrow Corp.†	6.25%	8/1/2024	6	6,255

Technology 0.89%

Amazon.com, Inc.	4.80%	12/5/2034	45	54,214
Expedia, Inc.†	5.00%	2/15/2026	20	21,153
Netflix, Inc.	5.75%	3/1/2024	20	21,700
Total				97,067

Telecommunications 3.74%

AT&T, Inc.	6.00%	8/15/2040	113	138,136
Frontier Communications Corp.	6.875%	1/15/2025	35	31,544
Frontier Communications Corp.	11.00%	9/15/2025	20	21,675
T-Mobile USA, Inc.	6.50%	1/15/2026	45	49,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Telecom Italia Capital SA (Luxembourg)(a)	7.721%	6/4/2038	$9	$9,923
U.S. Cellular Corp.	6.70%	12/15/2033	30	29,550
Verizon Communications, Inc.	4.40%	11/1/2034	13	13,867
Verizon Communications, Inc.	5.05%	3/15/2034	12	13,724
Verizon Communications, Inc.	5.85%	9/15/2035	72	90,239
Verizon Communications, Inc.	6.40%	9/15/2033	8	10,482
Total				408,556

Transportation: Miscellaneous 0.32%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	5	5,175
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	15	13,500
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	15	16,144
Total				34,819

Utilities 0.24%

Aquarion Co.†	4.00%	8/15/2024	25	26,463
Total Corporate Bonds (cost $4,067,109)				4,345,362

FLOATING RATE LOANS(c) 0.21%

Electrical Equipment 0.01%

MKS Instruments, Inc. Tranche B1 Term Loan	4.25%	5/1/2023	1	946

Food 0.04%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	5	4,979

Oil 0.05%

Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	5	5,173

Retail 0.11%

J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	15	11,904
Total Floating Rate Loans (cost $22,571)				23,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.51%

Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	$85	$90,362
Federal National Mortgage Assoc. (d)	3.00%	TBA	770	801,681
Federal National Mortgage Assoc.	3.50%	11/1/2045 - 4/1/2046	393	418,262
Federal National Mortgage Assoc.(d)	3.50%	TBA	50	52,693
Federal National Mortgage Assoc.(d)	4.00%	TBA	310	332,112
Federal National Mortgage Assoc.(d)	4.50%	TBA	200	218,500
Total Government Sponsored Enterprises Pass-Throughs (cost $1,891,503)				1,913,610

MUNICIPAL BONDS 0.33%

Miscellaneous

North Texas Tollway Auth	8.91%	2/1/2030	25	30,132
Pennsylvania	5.35%	5/1/2030	5	5,597
Total Municipal Bonds (cost $35,535)				35,729

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.27%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%	8/10/2035	50	61,306
Banc of America Commercial Mortgage Trust 2007-2 AM	5.801%#	4/10/2049	100	102,172
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%	6/10/2049	60	61,047
BBCMS Trust 2015-SRCH A2†	4.197%	8/10/2035	100	114,087
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.90%#	12/10/2049	50	50,818
Citigroup Commercial Mortgage Trust 2016-P3 C	4.998%#	4/15/2049	10	11,054
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%#	4/15/2049	10	7,320
Citigroup Commercial Mortgage Trust 2016-P4 C	4.134%#	7/10/2049	12	12,037
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%	3/10/2047	50	55,087
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%#	12/10/2047	50	55,022
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.591%#	7/10/2050	50	53,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.591	%#	7/10/2050	$10	$9,376
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.591	%#	7/10/2050	100	78,239
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.938	%#	11/15/2034	100	99,287
Extended Stay America Trust 2013-ESH7 D7†	5.521	%#	12/5/2031	100	100,372
GS Mortgage Securities Trust 2014-GC26 C	4.661	%#	11/10/2047	50	52,421
GS Mortgage Securities Trust 2014-GC26 D†	4.661	%#	11/10/2047	60	49,808
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795	%#	7/15/2045	35	34,480
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603	%#	10/15/2048	50	50,006
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	50	50,378
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.432	%#	7/15/2046	50	55,685
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.274	%#	5/15/2048	60	46,831
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%		7/15/2048	22	22,675
WF-RBS Commercial Mortgage Trust 2012-C8 C	5.031	%#	8/15/2045	50	54,162
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.417	%#	3/15/2048	50	53,479
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,305,336)					1,340,588

U.S. TREASURY OBLIGATIONS 11.35%

U.S. Treasury Bond	2.50%		5/15/2046	50	52,922
U.S. Treasury Note	1.125%		8/31/2021	552	550,534
U.S. Treasury Note	1.375%		6/30/2018	215	217,246
U.S. Treasury Note	1.375%		5/31/2021	237	239,157
U.S. Treasury Note	1.50%		8/15/2026	181	179,855
Total U.S. Treasury Obligations (cost $1,240,546)					1,239,714
Total Long-Term Investments (cost $10,472,441)					10,816,227

SHORT-TERM INVESTMENTS 13.70%

ASSET-BACKED SECURITY 0.09%

Other

Ascentium Equipment Receivables Trust 2016-1A A1† (cost $9,381)	0.95%		4/10/2017	9	9,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 8.79%

U.S. Treasury Note	1.00%	9/30/2016	$857	$857,505
U.S. Treasury Note	0.875%	9/15/2016	103	103,024
Total U.S. Treasury Obligations (cost $960,496)				960,529

REPURCHASE AGREEMENT 4.82%

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $540,000 of Federal Home Loan Mortgage Corp. at 1.06% due 6/22/2018; value: $540,675; proceeds: $527,128 (cost $527,127)			527	527,127
Total Short-Term Investments (cost $1,497,004)				1,497,037
Total Investments in Securities 112.70% (cost $11,969,445)				12,313,264
Liabilities in Excess of Cash and Other Assets(e) (12.70%)				(1,387,552)
Net Assets 100.00%				$10,925,712

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2016.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Credit Default Swaps on Indexes - Buy Protection at  August 31, 2016(1):

Referenced Index	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
Markit CMBX.NA.AAA.8(6)(7)	.50%	9/17/2058	$780,000	$811,255	$46,426	$(15,171)	$31,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

Credit Default Swaps on Indexes - Sell Protection at  August 31, 2016(1):

Referenced Index	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CDX.EM.S25.5Y(8)(9)	1.00%	6/20/2021	895,000	837,534	(68,257)	10,791	(57,466)
Markit CMBX.NA.AAA.8(6)(7)	2.00%	10/17/2057	175,000	162,535	(10,572)	(1,893)	(12,465)
Markit CMBX.NA.AAA.8(6)(7)	1.50%	10/17/2057	200,000	190,496	(7,971)	(1,533)	(9,504)
Markit CMBX.NA.AAA.8(6)(7)	1.50%	9/17/2058	40,000	37,685	(3,495)	1,180	(2,315)
Markit CMBX.NA.AAA.8(6)(7)	3.00%	1/17/2047	100,000	91,252	(9,002)	254	(8,748)
					$(99,297)	$8,799	$(90,498)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $12,225. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $18,597.
(5)	Includes upfront payments received/paid.
(6)	Swap Counterparty: Morgan Stanley.
(7)	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(8)	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(n)).
(9)	Swap Counterparty: Bank of America.

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2016	4	Long	$873,250	$866
U.S. 10-Year Treasury Note	December 2016	7	Short	(916,453)	425
Totals				$(43,203)	$1,291

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	December 2016	2	Short	$(340,750)	$(238)
U.S. 5-Year Treasury Note	December 2016	15	Long	1,818,750	(1,901)
Totals				$1,478,000	$(2,139)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2016

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,927,603	$—	$1,927,603
Corporate Bonds	—	4,345,362	—	4,345,362
Floating Rate Loans	—	23,002	—	23,002
Government Sponsored Enterprises Pass-Throughs	—	1,913,610	—	1,913,610
Municipal Bonds	—	35,729	—	35,729
Non-Agency Commercial Mortgage-Backed Securities	—	1,340,588	—	1,340,588
U.S. Treasury Obligations	—	2,200,243	—	2,200,243
Repurchase Agreement	—	527,127	—	527,127
Total	$—	$12,313,264	$—	$12,313,264
Other Financial Instruments
Credit Default Swaps
Assets	$—	$31,255	$—	$31,255
Liabilities	—	(90,498)	—	(90,498)
Futures Contracts
Assets	1,291	—	—	1,291
Liabilities	(2,139)	—	—	(2,139)
Total	$(848)	$(59,243)	$—	$(60,091)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2016

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.24%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,411,260	$52,329
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	622,503	13,091
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	3,086,429	39,506
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,705,753	39,232
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,833,778	39,115
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,571,813	31,402
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,238,921	20,603
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,300,895	26,252
Total Investments in Underlying Funds 100.24% (cost $247,569,987)		261,530
Liabilities in Excess of Cash and Other Assets (0.24)%		(622)
Net Assets 100.00%		$260,908

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$261,530	$—	$—	$261,530
Total	$261,530	$—	$—	$261,530

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 96.86%

ASSET-BACKED SECURITY 0.03%

Other

ALM V Ltd. 2012-5A CR† (cost $1,978,093)	4.533%#	10/18/2027		$2,000	$1,994,511

			Shares (000)
COMMON STOCK 0.00%

Metals/Minerals

Mirabela Nickel Ltd. (cost $621,429)*(a)			AUD	8,607	64,685

			Principal Amount (000)
CORPORATE BONDS 8.17%

Chemicals 0.28%

Chemours Co. (The)	7.00%	5/15/2025		$1,427	1,372,596
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020		3,400	3,536,000
Hexion, Inc.	6.625%	4/15/2020		3,880	3,382,894
Hexion, Inc.	8.875%	2/1/2018		3,410	3,205,400
Tronox Finance LLC	6.375%	8/15/2020		9,760	8,881,600
Total					20,378,490

Consumer Durables 0.15%

BlueLine Rental Finance Corp.†	7.00%	2/1/2019		6,260	5,446,200
Serta Simmons Bedding LLC†	8.125%	10/1/2020		5,048	5,272,005
Total					10,718,205

Consumer Non-Durables 0.20%

NBTY, Inc.†	7.625%	5/15/2021		7,180	7,359,500
NES Rentals Holdings, Inc.†	7.875%	5/1/2018		7,420	7,271,600
Total					14,631,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy 1.49%

Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	$3,882	$3,755,835
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	4,893	2,250,780
CITGO Petroleum Corp.†	6.25%	8/15/2022	6,721	6,552,975
Clayton Williams Energy, Inc.	7.75%	4/1/2019	4,950	4,677,750
Denbury Resources, Inc.	5.50%	5/1/2022	10,225	7,055,250
Eclipse Resources Corp.	8.875%	7/15/2023	9,065	8,430,450
Forum Energy Technologies, Inc.	6.25%	10/1/2021	6,920	6,591,300
FTS International, Inc.	6.25%	5/1/2022	4,875	1,730,625
FTS International, Inc.†	8.153%#	6/15/2020	9,293	7,573,795
Memorial Resource Development Corp.	5.875%	7/1/2022	2,431	2,461,388
Murphy Oil Corp.	6.875%	8/15/2024	1,504	1,574,718
Oasis Petroleum, Inc.	6.875%	3/15/2022	7,400	6,919,000
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	2,751	2,324,595
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,699	3,449,318
Range Resources Corp.	5.00%	3/15/2023	4,333	4,300,502
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	6,050	6,458,375
Sanchez Energy Corp.	6.125%	1/15/2023	11,465	9,114,675
SESI LLC	6.375%	5/1/2019	5,349	5,322,255
SM Energy Co.	6.125%	11/15/2022	5,320	5,200,300
Southern Star Central Corp.†	5.125%	7/15/2022	5,867	5,911,002
WPX Energy, Inc.	6.00%	1/15/2022	6,090	5,952,975
Total				107,607,863

Financial 0.39%

Anchorage Capital CLO Ltd. 2014-3A C†	4.134%#	4/28/2026	3,000	2,894,931
Jay Park CLO Ltd. 2016-1A C†(c)	4.661%#	10/20/2027	2,200	2,178,913
KKR CLO Ltd. 15 D†(c)	4.793%#	10/18/2028	2,000	1,938,200
National Financial Partners Corp.†	9.00%	7/15/2021	9,750	10,103,438
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	11,215	10,738,362
Total				27,853,844

Food & Drug 0.32%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	7,142	7,409,825
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	5,735	4,946,437
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	7,810	7,048,525
WhiteWave Foods Co. (The)	5.375%	10/1/2022	3,395	3,844,838
Total				23,249,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 0.23%

CEC Entertainment, Inc.	8.00%	2/15/2022	$6,772	$6,805,860
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	1,818	1,883,902
Performance Food Group, Inc.†	5.50%	6/1/2024	4,175	4,342,000
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	4,040	3,868,300
Total				16,900,062

Forest Products 0.47%

Boise Cascade Co.†	5.625%	9/1/2024	2,847	2,918,175
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	6,500	6,662,500
PaperWorks Industries, Inc.†	9.50%	8/15/2019	4,437	4,215,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)†	4.127%#	7/15/2021	19,495	19,836,162
Total				33,631,987

Gaming/Leisure 0.29%

Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	5,040	5,342,400
Scientific Games Corp.	8.125%	9/15/2018	4,875	4,905,469
Scientific Games International, Inc.	10.00%	12/1/2022	7,325	6,812,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	4,254	4,285,905
Total				21,346,024

Healthcare 0.21%

ConvaTec Finance International SA PIK (Luxembourg)†(b)	8.25%	1/15/2019	6,000	6,010,560
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	8,647	8,928,028
Total				14,938,588

Housing 0.47%

Builders FirstSource, Inc.†	10.75%	8/15/2023	5,257	5,992,980
CPG Merger Sub LLC†	8.00%	10/1/2021	8,477	8,688,925
FBM Finance, Inc.†	8.25%	8/15/2021	4,881	5,137,252
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	7,315	6,583,500
Ply Gem Industries, Inc.	6.50%	2/1/2022	7,468	7,635,215
Total				34,037,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology 0.10%

Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	$6,355	$7,069,938

Manufacturing 0.46%

Apex Tool Group LLC†	7.00%	2/1/2021	5,370	5,101,500
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	6,325	6,649,156
General Cable Corp.	5.75%	10/1/2022	6,230	5,947,657
Hillman Group, Inc. (The)†	6.375%	7/15/2022	6,906	6,457,110
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	5,540	5,817,000
SPX FLOW, Inc.†	5.625%	8/15/2024	2,931	3,018,930
Total				32,991,353

Media/Telecommunications 1.54%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	8,388	8,765,460
Cengage Learning, Inc.†	9.50%	6/15/2024	8,033	8,253,907
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020	6,705	6,788,812
CSC Holdings LLC†	10.875%	10/15/2025	3,465	4,071,375
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	5,500	4,482,500
DreamWorks Animation LLC†	6.875%	8/15/2020	8,947	9,439,085
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	2,340	2,562,300
FairPoint Communications, Inc.†	8.75%	8/15/2019	7,307	7,498,809
Frontier Communications Corp.	8.875%	9/15/2020	6,929	7,578,594
Frontier Communications Corp.	11.00%	9/15/2025	3,736	4,048,890
Gray Television, Inc.†	5.875%	7/15/2026	2,924	3,055,580
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	5,679	3,719,745
MasTec, Inc.	4.875%	3/15/2023	6,997	7,031,985
SFR Group SA (France)†(b)	7.375%	5/1/2026	18,029	18,637,479
T-Mobile USA, Inc.	6.375%	3/1/2025	2,932	3,162,895
T-Mobile USA, Inc.	6.50%	1/15/2026	3,406	3,740,214
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	7,655	7,999,475
Total				110,837,105

Metals/Minerals 0.97%

Aleris International, Inc.†	9.50%	4/1/2021	8,842	9,726,200
Coeur Mining, Inc.	7.875%	2/1/2021	11,090	11,006,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals (continued)

Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	$4,871	$5,370,277
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	7,012	7,274,950
Novelis Corp.†	6.25%	8/15/2024	4,067	4,250,015
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	3,800	3,573,178
Teck Resources Ltd. (Canada)†(b)	8.00%	6/1/2021	4,873	5,271,977
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	10,660	10,366,850
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	9,125	8,440,625
U.S. Steel Corp.†	8.375%	7/1/2021	4,175	4,550,750
Total				69,831,652

Retail 0.01%

Jo-Ann Stores Holdings, Inc. PIK†	9.75%	10/15/2019	395	377,225

Service 0.26%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	6,925	6,648,000
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	7,315	5,413,100
Monitronics International, Inc.	9.125%	4/1/2020	7,665	7,128,450
Total				19,189,550

Transportation 0.20%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019	9,340	8,802,950
Titan International, Inc.	6.875%	10/1/2020	5,719	5,418,753
Total				14,221,703

Utility 0.13%

Illinois Power Generating Co.	7.00%	4/15/2018	4,472	1,788,800
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	2,648	2,846,529
Talen Energy Supply LLC	6.50%	6/1/2025	5,360	4,622,357
Total				9,257,686
Total Corporate Bonds (cost $572,870,418)				589,069,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOANS(d) 88.58%

Aerospace 2.27%

Air Medical Group Holdings, Inc. Term Loan B1	5.00%	4/28/2022		$5,856	$5,874,300
American Airlines, Inc. 2015 New Term Loan	3.25%	6/27/2020		32,473	32,513,468
American Airlines, Inc. 2015 Term Loan	3.50%	10/10/2021		9,970	9,995,723
American Airlines, Inc. Class B Term Loan	3.502%	4/28/2023		19,482	19,567,234
AWAS Finance Luxembourg 2012 S.A. Term Loan (Luxembourg)(b)	3.50%	7/16/2018		14,695	14,781,895
Delta Air Lines, Inc. 2014 Term Loan B1	3.25%	10/18/2018		2,602	2,613,322
Gol LuxCo S.A. (Luxembourg)(b)	6.50%	8/31/2020		21,517	21,570,792
TransDigm, Inc. Tranche C Term Loan	3.75%	2/28/2020		21,122	21,133,561
TransDigm, Inc. Tranche D Term Loan	3.75%	6/4/2021		3,224	3,223,881
United Air Lines, Inc. Class B Term Loan	3.25%	4/1/2019		25,843	25,898,128
United Air Lines, Inc. Class B1 Term Loan	3.50%	9/15/2021		6,787	6,809,316
Total					163,981,620

Chemicals 4.40%

Cyanco Intermediate Corp. Term Loan	5.50%	5/1/2020		14,775	14,728,409
Exopack Holdings S.A. Term Loan (Luxembourg)(b)	4.50%	5/8/2019		9,770	9,784,264
Huntsman International LLC 2014-1 Incremental Term Loan	3.75%	10/1/2021		30,188	30,357,346
Huntsman International, LLC 2015 Extended Dollar Term Loan B	3.524% - 3.603%	4/19/2019		8,570	8,596,494
Huntsman International, LLC 2016 Term Loan B	4.25%	4/1/2023		14,547	14,648,877
INEOS Finance plc 2022 Euro Term Loan(a)	4.25%	3/31/2022	EUR	10,833	12,174,337
INEOS US Finance LLC 2020 Dollar Term Loan	3.75%	12/15/2020		$3,920	3,918,001
INEOS US Finance LLC Term Loan	3.75%	5/4/2018		37,177	37,230,150
INOVYN Finance plc Initial Tranche B Euro Term Loan(a)	6.25%	5/5/2021	EUR	6,920	7,825,051
Kraton Polymers LLC Initial Term Loan	6.00%	1/6/2022		$25,618	25,682,173
MacDermid, Inc. 1st Lien Tranche B Term Loan	5.50%	6/7/2020		14,607	14,627,215
MacDermid, Inc. Term Loan B2	5.50%	6/7/2020		3,418	3,421,537
MacDermid, Inc. Term Loan B3	5.50%	6/7/2020		11,271	11,291,000
OXEA Finance & Cy S.C.A. 1st Lien Tranche B1 Term Loan(a)	4.50%	1/15/2020	EUR	4,919	5,316,640
OXEA Finance & Cy S.C.A. 1st Lien Tranche B2 Term Loan	4.25%	1/15/2020		$7,128	6,828,155
Phibro Animal Health Corp. Term Loan B	4.00%	4/16/2021		8,310	8,263,023
PolyOne Corp. Term Loan B1	3.50%	11/11/2022		11,780	11,868,745
PQ Corp. Tranche B1 Term Loan	5.75%	11/4/2022		17,921	18,071,357
Tata Chemicals North America Term Loan	3.75%	8/7/2020		16,991	17,001,665
Trinseo Materials Operating S.C.A. Term Loan B (Luxembourg)(b)	4.25%	11/5/2021		9,803	9,862,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Tronox Pigments B.V. New Term Loan (Netherlands)(b)	4.50%	3/19/2020	$15,000	$14,857,500
Univar USA, Inc. Initial Dollar Term Loan	4.25%	7/1/2022	31,247	31,252,614
Total				317,607,263

Consumer Durables 0.25%

Samsonite International S.A. Initial Tranche B Term Loan (Luxembourg)(b)	4.00%	5/12/2023	9,722	9,843,525
Spectrum Brands, Inc. Term Loan	3.50% - 5.250%	6/23/2022	7,979	8,027,940
Total				17,871,465

Consumer Non-Durables 1.21%

FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019	18,240	16,826,783
NBTY, Inc. Dollar Term Loan B	5.00%	5/5/2023	19,624	19,676,102
Revlon Consumer Products Corp. Term Loan B	4.25%	9/7/2023	39,009	39,023,628
Sun Products Corporation (The) Term Loan B	5.50%	3/23/2020	11,700	11,723,810
Total				87,250,323

Energy 4.03%

California Resources Corp. Term Loan	— (e)	9/24/2019	18,057	17,304,709
California Resources Corp. Term Loan	11.375%	12/31/2021	14,608	15,338,050
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	13,300	13,433,000
Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	26,094	26,996,222
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	16,758	15,172,518
CITGO Holding, Inc. Term Loan	9.50%	5/12/2018	10,114	10,208,649
CITGO Petroleum Corp. Term Loan B	4.50%	7/29/2021	11,724	11,571,898
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	16,697	15,904,328
EMG Utica LLC Term Loan	4.75%	3/27/2020	10,761	10,519,140
Energy Transfer Equity LP 2013 Term Loan	3.292%	12/2/2019	7,265	7,160,566
Energy Transfer Equity LP Term Loan	4.042%	12/2/2019	24,210	24,079,210
EP Energy LLC Term Loan	9.75%	6/30/2021	18,237	18,020,435
FTS International, Inc. Initial Term Loan	5.75%	4/16/2021	11,911	4,297,912
Gates Global LLC Initial Dollar Term Loan	4.25%	7/6/2021	21,388	21,104,894
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	19,934	17,542,058
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	4,346	3,868,131
MEG Energy Corp. New Term Loan (Canada)(b)	3.75%	3/31/2020	36,946	34,140,732
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	12,634	12,128,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

Seadrill Partners Finco LLC Initial Term Loan	4.00%	2/21/2021	$9,914	$4,808,237
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	30,786	7,183,436
Total				290,782,909

Financial 2.55%

Alliant Holdings Intermediate LLC 2016 Term Loan	5.00%	8/12/2022	9,748	9,784,555
Alliant Holdings Intermediate LLC Initial Term Loan	4.50%	8/12/2022	21,218	21,185,895
Communications Sales & Leasing, Inc. Term Loan	5.00%	10/24/2022	37,224	37,308,175
Fly Funding II S.A.R.L Term Loan (Luxembourg)(b)	3.54%	8/9/2019	34,568	34,632,628
Gold Merger Co, Inc. Initial Term Loan	4.75%	7/27/2023	6,899	6,931,356
HUB International Ltd. Initial Term Loan	4.00%	10/2/2020	34,119	34,050,193
National Financial Partners Corp. 2014 Specified Refinancing Term Loan	4.50%	7/1/2020	20,363	20,337,713
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021	19,927	19,727,993
Total				183,958,508

Food & Drug 2.48%

Albertsons, LLC 2016-1 Term Loan B5	4.75%	12/21/2022	33,935	34,180,767
Albertsons, LLC Term Loan B6	4.75%	6/22/2023	32,986	33,220,033
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25% - 4.535%	7/2/2019	9,432	9,243,297
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	17,858	17,958,060
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	21,425	21,525,483
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	18,501	18,570,234
Smart & Final, Inc. 1st Lien Term Loan	4.00%	11/15/2019	10,649	10,669,110
Supervalu, Inc. Refi Term Loan B	5.50%	3/21/2019	33,729	33,805,194
Total				179,172,178

Food/Tobacco 2.28%

AdvancePierre Foods, Inc.Effective Date Term Loan	4.50%	6/2/2023	10,207	10,298,037
Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	29,304	29,181,949
Aramark Corp. Term Loan E	3.25%	9/7/2019	1,981	1,989,810
Candy Intermediate Holdings, Inc. Initial Term Loan	5.50%	6/15/2023	19,621	19,633,361
CEC Entertainment, Inc. Term Loan B	4.00%	2/14/2021	6,590	6,483,787
Hearthside Group Holdings LLC Term Loan	4.50%	6/2/2021	15,270	15,308,059
Keurig Green Mountain, Inc. Term Loan B	5.25%	3/3/2023	25,321	25,615,802
Milk Specialties Co. Initial Term Loan	6.00%	8/16/2023	5,856	5,877,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)

New Red Finance, Inc. Term Loan B2 (Canada)(b)	3.75%	12/10/2021	$18,569	$18,669,460
US Foods, Inc. Initial Term Loan	4.00%	6/27/2023	31,277	31,475,199
Total				164,533,424

Forest Products 1.34%

Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	8,885	8,900,155
Berry Plastics Corp. Term Loan D	3.50%	2/8/2020	22,336	22,332,641
Consolidated Container Company LLC Term Loan	5.00%	7/3/2019	12,334	12,234,079
Mauser Holding S.A.R.L. 1st Lien Initial Dollar Term Loan	4.50%	7/31/2021	14,730	14,720,612
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan	8.75%	7/31/2022	16,195	16,103,984
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.25%	3/13/2022	13,542	13,580,103
Signode Industrial Group LUX SA Initial Term Loan B	3.75%	5/1/2021	8,933	8,932,845
Total				96,804,419

Gaming/Leisure 7.19%

AMF Bowling Centers, Inc. 1st Lien Term Loan B	6.00%	9/19/2023	14,648	14,599,222
Boyd Gaming Corp.Term Loan B	3.526%	9/15/2023	9,762	9,816,911
Caesar’s Entertainment Operating Co., Inc. Term Loan B6	1.50%	3/1/2017	26,463	27,896,482
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	36,895	36,226,378
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021	25,118	24,301,623
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	15,206	15,219,808
Cannery Casino Resorts LLC 2nd Lien Term Loan	12.50%	10/2/2019	15,692	15,757,869
CCM Merger, Inc. Term Loan	4.50%	8/8/2021	14,779	14,890,181
CityCenter Holdings LLC Term Loan B	4.25%	10/16/2020	22,284	22,439,803
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/4/2021	16,573	17,235,920
Equinox Holdings, Inc. 1st Lien New Initial Term Loan	5.00%	1/31/2020	23,071	23,208,084
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	13,000	13,032,500
ESH Hospitality, Inc. Initial Term Loan	3.75%	8/30/2023	21,483	21,574,732
Four Seasons Holdings, Inc. 2013 1st Lien Term Loan (Canada)(b)	5.25%	6/27/2020	9,728	9,764,752
Hilton Worldwide Finance LLC Series B1 Term Loan	3.50%	10/26/2020	2,887	2,900,240
Hilton Worldwide Finance LLC Series B2 Term Loan	3.024% - 3.214%	10/25/2023	29,585	29,773,231
Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	20,090	19,725,870
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	22,572	22,679,783
Life Time Fitness, Inc. Closing Date Term Loan	4.25%	6/10/2022	26,020	26,096,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

MGM Growth Prop. Operating Partnership LP Term Loan B	4.00%	4/25/2023	$33,104	$33,426,207
Mohegan Tribal Gaming Authority Term Loan B	5.50%	6/15/2018	19,892	19,914,524
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	10,430	10,442,635
Pinnacle Entertainment, Inc. Term B Facility Loan	3.75%	4/28/2023	4,083	4,101,962
Scientific Games International, Inc. Initial Term Loan	6.00%	10/18/2020	18,091	18,125,405
Scientific Games International, Inc. Initial Term Loan B2	6.00%	10/1/2021	14,647	14,667,361
Seminole Hard Rock Entertainment, Inc. Term Loan	3.50%	5/14/2020	17,425	17,450,798
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	9,187	9,223,333
Station Casinos LLC Facility Term Loan A	3.00%	6/8/2021	19,497	19,302,030
Station Casinos LLC Facility Term Loan B	3.75%	6/8/2023	5,000	5,014,850
Total				518,809,403

Healthcare 8.06%

Acadia Healthcare Co., Inc. Tranche B Term Loan	3.75%	2/11/2022	6,075	6,087,918
Acadia Healthcare Co., Inc. Tranche B2 Term Loan	4.50%	2/16/2023	9,678	9,744,904
Albany Molecular Research, Inc. Term Loan	5.75%	7/16/2021	16,643	16,695,009
Alere, Inc. Term Loan A	3.50%	6/18/2020	4,038	3,990,768
Alere, Inc. Term Loan B	4.25%	6/18/2022	14,658	14,514,828
AmSurg Corp. Initial Term Loan	3.50%	7/16/2021	8,672	8,691,764
ATI Holdings Acquisition, Inc. 1st Lien Iniitial Term Loan	5.50%	5/10/2023	15,585	15,701,888
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.25%	5/20/2021	8,601	8,663,642
Change Healthcare Holdings, Inc. Term Loan B2	3.75%	11/2/2018	30,395	30,442,792
CHG Healthcare Services Inc. 1st Lien Term Loan	4.75%	6/7/2023	34,017	34,282,586
CHS/Community Health Systems, Inc. 2019 Term Loan A	3.024% - 3.333%	1/25/2019	22,118	21,703,421
DPX Holdings B.V. 2015 Incremental Dollar Term Loan (Netherlands)(b)	4.25%	3/11/2021	12,946	12,925,804
Envision Healthcare Corp. Initial Term Loan	4.25%	5/25/2018	16,607	16,638,377
Envision Healthcare Corp. Tranche B2 Term Loan	4.50%	10/28/2022	14,607	14,649,982
Explorer Holdings, Inc. Initital Term Loan	6.00%	5/2/2023	6,805	6,850,730
Grifols Worldwide Operations Ltd. US Tranche B Term Loan	3.443%	2/27/2021	45,307	45,697,759
HCA, Inc. Tranche B6 Term Loan	3.774%	3/17/2023	17,796	18,031,764
HCA, Inc. Tranche B7 Term Loan	3.567%	2/15/2024	19,012	19,216,834
IMS Health, Inc. Dollar Term Loan B	3.50%	3/17/2021	14,789	14,827,402
Jaguar Holding Co. I Initial Term Loan	4.25%	8/18/2022	21,113	21,207,856
MultiPlan, Inc. Term Loan B	5.00%	6/7/2023	38,972	39,451,161
National Mentor Holdings, Inc. Tranche B Term Loan	4.25%	1/31/2021	10,539	10,570,124
NMSC Holdings, Inc. 1st Lien Initial Term Loan	6.00%	4/19/2023	2,634	2,667,325
NVA Holdings, Inc. 1st Lien Term Loan	4.75%	8/14/2021	13,688	13,705,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

NVA Holdings, Inc.1st Lien Incremental Term Loan B1	5.50%	8/14/2021	$2,914	$2,920,982
Ortho-Clinical Diagnostics, Inc. Initial Term Loan	4.75%	6/30/2021	15,537	15,213,232
PCI Pharma Services 1st Lien Term Loan	5.00%	6/24/2023	13,649	13,631,939
RPI Finance Trust Term Loan B4	3.50%	11/9/2020	19,117	19,248,533
Sterigenics-Nordion Holdings LLC Initial Term Loan	4.25%	5/15/2022	17,061	17,049,964
Surgery Center Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/3/2020	16,223	16,252,988
Surgical Care Affiliates, Inc. Initial Term Loan	4.25%	3/17/2022	14,656	14,751,839
Team Health, Inc. New Tranche B Term Loan	3.75%	11/23/2022	8,983	9,031,773
Valeant Pharmaceuticals International, Inc. Series A3 Tranche A Term Loan (Canada)(b)	4.28%	10/20/2018	42,554	42,589,499
Valeant Pharmaceuticals International, Inc. Series D2 Tranche B Term Loan (Canada)(b)	5.00%	2/13/2019	12,710	12,713,963
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(b)	5.25%	8/5/2020	6,131	6,132,538
Valeant Pharmaceuticals International, Inc. Series F1 Tranche B Term Loan (Canada)(b)	5.50%	4/1/2022	4,881	4,894,740
Total				581,391,845

Housing 3.72%

American Builders & Contractors Supply Co., Inc. Term Loan B	3.50%	4/16/2020	23,985	24,076,791
Atkore International, Inc. 1st Lien Initial Term Loan	4.50%	4/9/2021	14,791	14,803,147
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021	15,498	15,559,372
Beazer Homes USA, Inc. 2nd Lien Term Loan Credit Facility	6.406%	3/11/2018	5,035	5,009,434
Builders FirstSource, Inc. Term Loan B	4.75%	7/31/2022	16,902	16,986,294
C.H.I. Overhead Doors, Inc. 2015 1st Lien Term Loan	4.50%	7/29/2022	15,647	15,695,865
Cemex S.A.B. de C.V. Facility C1 Term Loan (Mexico)(b)	— (e)	7/23/2020	10,000	9,881,300
Cemex S.A.B. de C.V. Term Loan A (Mexico)(b)	— (e)	9/29/2019	20,000	19,825,000
CPG International, Inc. Term Loan	4.75%	9/30/2020	17,748	17,753,469
GYP Holdings III Corp. 1st Lien Term Loan	4.75%	4/1/2021	12,082	12,082,112
Jeld-Wen Inc. Term Loan B1	4.75%	7/1/2022	17,016	17,122,765
LBM Holdings LLC 1st Lien Initial Term Loan	6.25%	8/20/2022	17,977	17,941,094
Realogy Group LLC 2022 Term Loan	3.75%	7/20/2022	15,134	15,242,813
Realogy Group LLC Initial Term Loan A	2.497%	10/23/2020	17,873	17,784,051
Stardust Finance Holdings, Inc. Sr. Lien Term Loan	6.50%	3/13/2022	21,357	21,249,904
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020	15,043	15,073,464
Summit Materials LLC Restatement Effective Date Term Loan	4.00%	7/17/2022	11,959	12,023,047
Total				268,109,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology 9.16%

Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(b)	5.00%	8/1/2021	$40,007	$39,703,986
Applied Systems, Inc. 1st Lien Initial Term Loan	4.00%	1/25/2021	15,102	15,154,921
Avago Technologies Cayman Ltd. Term Loan B3	3.508%	2/1/2023	70,978	71,697,472
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020	15,142	14,492,362
Cavium, Inc. Initial Term Loan B	3.75%	8/16/2022	11,713	11,764,244
CDW LLC Term Loan	3.00%	8/17/2023	36,395	36,341,735
Dell International LLC Term Loan A2	— (e)	9/7/2021	20,000	19,408,400
Dell International LLC Term Loan B	4.00%	9/7/2023	55,555	55,922,219
Dell International LLC Term Loan B2	4.00%	4/29/2020	18,068	18,142,938
Dell International LLC Term Loan C	3.75%	10/29/2018	22,500	22,510,170
Epicor Software Corporation Term Loan	5.00%	6/1/2022	9,762	9,636,949
Epicor Software Corporation Term Loan B	4.75%	6/1/2022	20,750	20,420,810
Equinix, Inc. Dollar Term Loan B	4.00%	1/6/2023	4,881	4,911,297
EZE Software Group LLC 1st Lien Term Loan B1	4.00%	4/6/2020	12,828	12,801,006
EZE Software Group LLC 2016 1st Lien Incremental Term Loan	4.50%	4/4/2020	4,873	4,869,954
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	5,319	5,181,939
First Data Corp. 2022 Term Loan	4.272%	7/8/2022	29,927	30,061,672
GTCR Valor Cos., Inc. Initial Term Loan	7.00%	6/16/2023	8,328	7,940,248
Infinity Acquisition LLC Initial Term Loan	4.25%	8/6/2021	16,025	15,314,178
Infor (US), Inc. Tranche B3 Term Loan	3.75%	6/3/2020	17,284	17,095,308
Infor (US), Inc. Tranche B5 Term Loan	3.75%	6/3/2020	11,527	11,421,866
ION Trading Technologies S.A.R.L. 1st Lien Tranche B1 Dollar Term Loan (Ireland)(b)	4.25%	8/11/2023	16,315	16,268,889
Lully Finance S.A.R.L. Initial Term Loan B1	5.00%	10/14/2022	12,681	12,713,042
Meter Reading Holdings, LLC 1st Lien Initial Term Loan	6.75%	8/29/2023	11,718	11,688,705
Micron Technology, Inc. Term Loan	6.64%	4/26/2022	17,915	18,135,175
MTS Systems Corp. Tranche B Term Loan	5.00%	7/5/2023	12,186	12,323,093
NXP B.V. Tranche B Term Loan (Netherlands)(b)	3.75%	12/7/2020	7,504	7,557,744
ON Semiconductor Corp. Closing Date Term Loan	5.25%	3/31/2023	34,026	34,515,124
RP Crown Parent LLC 1st Lien New Term Loan	— (e)	12/21/2018	10,000	10,008,050
Science Applications International Corp. Tranche B Incremental Term Loan	3.25%	5/4/2022	20,584	20,776,672
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(b)	3.00%	10/14/2021	5,922	5,952,198
SolarWinds, Inc. 2016 Refinancing Term Loan	5.50%	2/3/2023	19,454	19,570,724
Sophia, LP. Closing Date Term Loan	4.75%	9/30/2022	16,177	16,217,573
TierPoint, LLC 1st Lien Term Loan B1	5.50%	12/2/2021	19,342	19,057,771
Vencore, Inc. 1st Lien Initial Term Loan	5.75%	11/23/2019	10,722	10,747,143
Total				660,325,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 5.32%

Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC Refinancing Term Loan	4.00%	12/13/2019	$9,627	$8,628,046
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(b)	5.25%	8/29/2021	6,770	6,679,510
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(b)	5.25%	8/29/2021	6,770	6,679,510
Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	5,482	4,824,160
Apex Tool Group LLC Term Loan	4.50%	1/31/2020	15,084	14,876,596
Beacon Roofing Supply, Inc. Initial Term Loan	4.00%	10/1/2022	6,799	6,830,511
CH Hold Corp. 2nd Restatement Data Incremental Term Loan	6.25%	11/20/2019	13,133	13,116,589
CPI International, Inc. Term Loan B	4.25%	11/17/2017	14,072	13,931,085
Dayco Products LLC Term Loan	5.25%	12/12/2019	15,814	15,873,754
Duke Finance LLC 1st Lien Dollar Term Loan B	7.00%	10/28/2022	9,718	9,596,114
Electrical Components International, Inc. Term Loan	5.75%	5/28/2021	13,954	13,962,909
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/19/2019	23,265	19,971,362
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.25%	5/19/2020	7,876	5,493,510
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020	20,916	19,919,007
Hudson Products Holdings, Inc. Term Loan	5.00%	3/15/2019	9,753	9,029,576
Husky Injection Molding Systems Ltd. 2nd Lien Term Loan (Canada)(b)	7.25%	6/30/2022	3,569	3,546,477
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(b)	4.25%	6/30/2021	21,575	21,536,488
LTI Holdings, Inc. 1st Lien Initial Term Loan	5.25%	4/15/2022	10,971	10,792,980
Manitowoc Foodservice, Inc. Term Loan B	5.75%	3/3/2023	20,540	20,839,582
Milacron LLC Term Loan	4.25%	9/28/2020	10,891	10,945,641
Mirror Bidco Corp. New Incremental Term Loan	4.25%	12/28/2019	19,839	19,851,484
MKS Instruments, Inc. Tranche B1 Term Loan	4.25%	5/1/2023	6,818	6,891,615
MWI Holdings, Inc. 1st Lien Initial Term Loan	6.50%	6/29/2020	11,698	11,690,689
NN, Inc. Initial Term Loan	5.75%	10/19/2022	21,555	21,492,597
Plaze, Inc. Term Loan	5.25%	7/31/2022	12,245	12,260,017
Ply Gem Industries, Inc. Term Loan	4.00%	2/1/2021	13,223	13,264,043
Rexnord LLC/RBS Global, Inc. Term Loan B	4.00%	8/21/2020	10,682	10,700,700
Road Infrastructure Investment Holdings, Inc. 1st Lien Term Loan	5.00%	6/13/2023	9,748	9,813,799
Sensus USA, Inc. Term Loan	6.50%	3/16/2023	19,442	19,533,183
Unifrax Holding Co. New Dollar Term Loan	4.25%	11/28/2018	11,670	11,551,357
WireCo WorldGroup, Inc. Term Loan B	6.50%	9/29/2023	9,750	9,784,515
Total				383,907,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications 9.33%

Altice US Finance I Corporation Initial Term Loan (Luxembourg)(b)	4.25%	12/14/2022	$4,869	$4,897,941
AMC Entertainment, Inc. Initial Term Loan	4.00%	12/15/2022	11,659	11,748,111
Cengage Learning Acquisitions, Inc. 2016 Refinancing Term Loan	5.25%	6/7/2023	26,411	26,419,319
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	25,122	25,196,631
Charter Communications Operating LLC Term Loan F	3.00%	1/4/2021	18,465	18,510,207
Charter Communications Operating, LLC Term Loan I	3.50%	1/24/2023	29,580	29,774,944
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020	16,464	16,546,444
CSC Holdings LLC Initial Term Loan	5.00%	10/9/2022	56,724	57,297,029
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/31/2022	11,936	11,848,530
Delta 2 (Lux) S.A.R.L. Facility B3 Term Loan (Luxembourg)(b)	4.75%	7/30/2021	23,263	23,184,160
EMI Music Publishing Ltd. 2015 Term Loan	4.00%	8/19/2022	11,074	11,096,042
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	12,695	12,731,966
iHeart Communications, Inc. Tranche D Term Loan	7.274%	1/30/2019	3,434	2,649,179
iHeart Communications, Inc. Tranche E Term Loan	8.024%	7/30/2019	35,453	27,276,978
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(b)	3.75%	6/30/2019	23,099	21,997,367
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020	38,462	38,721,619
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019	15,611	15,711,847
Lions Gate Entertainment Corp. 2nd Lien Term Loan (Canada)(b)	5.00%	3/17/2022	19,329	19,691,419
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020	13,268	13,296,616
Regal Cinemas Corp. Refinancing Term Loan	3.50%	4/1/2022	19,974	20,091,340
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.25%	3/24/2021	14,166	14,174,688
Sinclair Television Group Inc. Tranche B Term Loan	3.00%	4/9/2020	6,246	6,261,252
Sinclair Television Group Inc. Tranche B1 Incremental Term Loan	3.50%	7/30/2021	6,553	6,589,797
Telenet International Finance S.a.r.l. Facility Term Loan AD (Luxembourg)(b)	4.25%	6/30/2024	11,689	11,745,399
Townsquare Media, Inc. Initial Term Loan	4.25%	4/1/2022	14,510	14,546,442
Tribune Media Co. Term Loan B	3.75%	12/27/2020	35,863	36,042,395
UFC Holdings LLC 1st Lien Term Loan	5.00%	8/18/2023	27,327	27,449,972
UFC Holdings, LLC 2nd Lien Term Loan	8.50%	8/18/2024	9,761	9,870,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)

Univision Communications, Inc. Replacement 1st Lien Term Loan	4.00%	3/1/2020		$32,039	$32,083,008
UPC Financing Partnership Facility AN	4.08%	8/31/2024		14,631	14,603,567
Virgin Media Investment Holdings Ltd. Facility Term Loan E(a)	4.25%	6/30/2023	GBP	12,607	16,579,044
Virgin Media Investment Holdings Ltd. Facility Term Loan F (United Kingdom)(b)	3.649%	6/30/2023		$8,088	8,101,643
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019		14,906	14,935,394
Windstream Services LLC Tranche B6 Term Loan	5.75%	3/29/2021		9,455	9,541,015
Zayo Group LLC 2021 Term Loan	3.75%	5/6/2021		24,917	24,985,230
Ziggo B.V. US B1 Facility Term Loan (Netherlands)(b)	3.652%	1/15/2022		6,111	6,093,863
Ziggo B.V. US B2 Facility Term Loan (Netherlands)(b)	3.652% - 3.701%	1/15/2022		3,952	3,941,325
Ziggo B.V. US B3 Facility Term Loan (Netherlands)(b)	3.701%	1/15/2022		6,479	6,460,329
Total					672,692,863

Metals/Minerals 3.50%

American Rock Salt Co. LLC 1st Lien Closing Date Term Loan	4.75%	5/20/2021		3,999	3,818,601
Dynacast International LLC 1st Lien Term Loan B1	4.50%	1/28/2022		12,842	12,844,586
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023		9,363	9,152,247
Fairmount Santrol, Inc. Extended Term Loan	4.50%	9/5/2019		1,911	1,653,340
Fairmount Santrol, Inc. Tranche Term Loan B2	4.50%	9/5/2019		20,515	17,848,278
FMG Resources Pty Ltd. Term Loan (Australia)(b)	3.75%	6/30/2019		71,046	70,768,288
Foresight Energy, LLC Term Loan	6.50%	8/21/2020		1,493	1,350,717
Freeport McMoran, Inc. Term Loan	3.28%	5/31/2018		21,643	21,534,606
Global Brass & Copper, Inc. Inital Term Loan	5.25%	7/18/2023		7,020	7,081,425
Hi-Crush Partners LP Term Loan	4.75%	4/28/2021		12,887	11,920,522
Murray Energy Corp. Term Loan B2	8.25%	4/16/2020		20,926	17,462,702
Novelis, Inc. Initial Term Loan	4.00%	6/2/2022		35,798	35,926,256
Oxbow Carbon LLC 2013 Tranche Term Loan B	4.25%	7/19/2019		7,773	7,787,829
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020		11,994	11,844,075
U.S. Silica Co. Term Loan	4.00%	7/23/2020		1,734	1,658,912
Zekelman Industries, Inc. Term Loan	6.00%	6/14/2021		19,618	19,826,539
Total					252,478,923

Retail 6.13%

Academy, Ltd. Initial Term Loan	5.00%	7/1/2022		31,397	30,736,445
Bass Pro Group LLC 2015 New Term Loan	4.00%	6/5/2020		3,165	3,158,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Belk, Inc. Closing Date Term Loan	5.75%	12/12/2022	$18,997	$16,678,786
BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	14,451	14,468,087
BJ’s Wholesale Club, Inc. 2013 2nd Lien Replacement Loan	8.50%	3/26/2020	11,267	11,328,315
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.50%	8/13/2021	30,097	30,226,450
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020	5,399	5,445,261
Dollar Tree, Inc. Term Loan B1	3.50%	7/6/2022	11,832	11,882,295
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	13,142	10,344,397
Harbor Freight Tools USA, Inc. 2016 Initial Term Loan	4.00%	8/18/2023	34,168	34,293,567
Hudson’s Bay Company Initial Term Loan(Canada)(b)	4.75%	9/30/2022	7,050	7,083,029
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	17,167	13,656,446
J.C. Penney Corp., Inc. 2016 Term Loan	5.25%	6/23/2023	23,804	23,947,776
Jo-Ann Stores, Inc. Term Loan B	4.00%	3/16/2018	25,683	25,714,684
Kate Spade & Co. Initial Term Loan	4.00%	4/9/2021	8,681	8,681,216
Lands’ End, Inc. Initial Term Loan B	4.25%	4/4/2021	7,962	6,453,147
Leslie’s Poolmart, Inc. Tranche B Term Loan	5.25%	8/16/2023	14,378	14,485,731
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	21,624	21,743,668
Neiman Marcus Group, Inc. (The) Term Loan	4.25%	10/25/2020	29,144	27,434,829
Party City Holdings Inc. Term Loan	4.25% - 4.490%	8/19/2022	6,196	6,215,348
PetCo Animal Supplies, Inc. Tranche B1 Term Loan	5.00%	1/26/2023	34,276	34,614,221
PetCo Animal Supplies, Inc. Tranche B2 Term Loan	5.002%	1/26/2023	9,818	9,904,355
PetSmart, Inc. Tranche B1 Term Loan	4.25%	3/11/2022	37,416	37,543,937
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	24,143	23,117,182
Vertafore, Inc. 2016 1st Lien Term Loan	4.75%	6/30/2023	12,672	12,723,955
Total				441,882,060

Service 9.42%

Abacus Innovations Corp. Term Loan B	3.274%	8/16/2023	24,368	24,546,983
ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan	3.75%	10/9/2019	28,516	28,527,999
Americold Realty Operating Partnership, L.P. Initial Term Loan	5.75%	12/1/2022	6,823	6,908,287
Aramark Corp. US Term Loan F	3.25%	2/24/2021	39,586	39,783,979
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	22,075	22,050,404
Asurion LLC Incremental Tranche B1 Term Loan	5.00%	5/24/2019	28,186	28,254,761
Asurion LLC Incremental Tranche B2 Term Loan	4.25%	7/8/2020	20,633	20,582,971
Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	17,958	18,011,492
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	20,068	20,043,377
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	7,720,000
BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	16,752	14,951,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	$27,715	$27,465,891
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	10,385	10,281,603
Diebold, Inc. Dollar Term Loan B	5.25%	11/6/2023	9,722	9,784,804
EWT Holdings III Corp. 2016 1st Lien Incremental Term Loan	5.50%	1/15/2021	2,910	2,931,530
First Data Corporation 2021 Extended Dollar Term Loan	4.522%	3/24/2021	49,344	49,655,226
IG Investments Holdings LLC Extended Tranche B Term Loan	6.00%	10/29/2021	20,578	20,665,893
InfoGroup, Inc. Term Loan B	7.00%	5/26/2018	4,317	4,258,460
Kasima LLC Term Loan	3.25%	5/17/2021	22,579	22,667,145
Knowledge Universe Education LLC 2015 1st Lien Term Loan	6.00%	8/13/2022	17,975	18,003,144
Lonestar Intermediate Super Holdings, LLC Term Loan	10.00%	8/31/2021	14,641	14,611,718
MH Sub I LLC 1st Lien Initial Term Loan	4.75%	7/8/2021	18,235	18,225,514
Midas Intermediate Holdco II LLC 1st Incremental Closing Date Term Loan	4.50%	8/18/2021	12,873	12,928,852
Monitronics International Inc. 2013 Term Loan B	4.25%	3/23/2018	19,325	19,264,885
Monitronics International, Inc. Term Loan B1	— (e)	4/8/2022	2,000	1,955,000
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	12,220	11,883,761
Nord Anglia Education Finance LLC Initial Term Loan	5.00%	3/31/2021	13,913	13,938,724
PODS LLC 1st Lien Initial Term Loan	4.50%	2/2/2022	12,658	12,701,900
Prime Security Services Borrower, LLC 1st Lien Term Loan B1	4.75%	5/2/2022	26,296	26,550,677
Safway Group Holding LLC Initial Term Loan	5.75%	8/21/2023	12,246	12,271,032
Sedgwick Claims Management Services, Inc. 2016 Term Loan	5.25%	3/1/2021	6,805	6,868,831
Sedgwick Claims Management Services, Inc. 2nd Lien New Term Loan	6.75%	2/28/2022	9,351	9,269,179
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023	17,414	17,544,605
University Support Services LLC Term Loan	6.25%	7/6/2022	25,050	25,175,250
US Airways, Inc. Consenting Tranche B1 Term Loan	3.50%	5/23/2019	21,609	21,650,110
Vantiv LLC Term Loan B	3.50%	6/13/2021	11,365	11,437,482
Wash Multifamily Parent, Inc. 1st Lien Initial Canadian Term Loan (Canada)(b)	4.25%	5/16/2022	1,710	1,707,431
Wash Multifamily Parent, Inc. 1st Lien Initial U.S. Term Loan	4.25%	5/16/2022	9,840	9,827,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Service (continued)

Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.00%	4/2/2020		$13,095	$10,097,308
WEX Inc. Term Loan B	4.25%	6/30/2023		14,625	14,769,934
XPO Logistics, Inc. Term Loan B1	4.25%	11/1/2021		9,762	9,825,063
Total					679,599,851

Transportation 2.80%

Allison Transmission, Inc. Term Loan B3	3.50%	8/23/2019		7,601	7,630,690
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019		4,550	4,595,585
FCA US LLC Term Loan B	3.50%	5/24/2017		3,655	3,665,223
FCA US LLC Tranche B Term Loan	3.25%	12/31/2018		33,462	33,550,179
Federal-Mogul Corp. 2014 Tranche B Term Loan	4.00%	4/15/2018		12,376	12,221,302
Federal-Mogul Corp. 2014 Tranche C Term Loan	4.75%	4/15/2021		24,510	23,478,497
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	3.75%	4/30/2019		4,333	4,349,109
MPG Holdco I, Inc. 2015 Term Loan B	3.75%	10/20/2021		12,358	12,387,360
Navistar Financial Corp. 2011 Term Loan	3.563%	12/2/2016		10,461	10,330,173
OSG Bulk Ships, Inc. Initial Term Loan	5.25%	8/5/2019		19,303	19,206,351
TI Group Automotive Systems LLC Initial EUR Term Loan(a)	4.50%	6/30/2022	EUR	9,867	10,998,377
TI Group Automotive Systems LLC Initial US Term Loan	4.50%	6/30/2022		$23,442	23,544,164
XPO Logistics, Inc. Term Loan	4.25%	11/1/2021		21,530	21,668,865
YRC Worldwide, Inc. Initial Term Loan	8.00%	2/13/2019		15,170	14,335,586
Total					201,961,461

Utility 3.14%

Calpine Construction Finance Co. LP Term Loan B1	3.09%	5/3/2020		7,917	7,832,449
Calpine Construction Finance Co. LP Term Loan B2	3.34%	1/31/2022		14,552	14,425,160
Calpine Corp. Term Loan	3.50%	5/27/2022		17,852	17,891,450
Dayton Power & Light Company (The) Term Loan	4.00%	8/24/2022		8,875	8,958,156
Dynegy Finance IV, Inc. Term Loan	5.00%	6/27/2023		38,995	39,098,727
EFS Cogen Holdings I LLC Advance Term Loan B	5.25%	6/28/2023		16,952	17,106,687
Energy Future Intermediate Holding Co. LLC Term Loan	4.25%	12/19/2016		18,127	18,224,248
Essential Power LLC Term Loan	4.75%	8/8/2019		21,061	21,060,931
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		22,526	22,131,352
NRG Energy, Inc. Term Loan	3.50%	6/30/2023		9,963	9,963,403
Sandy Creek Energy Associates, L.P. Term Loan	5.00%	11/9/2020		4,747	3,986,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utility (continued)

Texas Competitive Electric Holdings Co. LLC 2016 Extended 2011 Revolving Term Loan	4.97%	10/11/2016		$19,594	$6,212,963
Texas Competitive Electric Holdings Co. LLC Term Loan	5.00%	10/31/2017		31,766	31,897,465
Texas Competitive Electric Holdings Co. LLC Term Loan C	5.00%	10/31/2017		7,245	7,274,455
Total					226,063,626
Total Floating Rate Loans (cost $6,369,084,473)					6,389,185,046

FOREIGN BONDS(a) 0.08%

Italy 0.03%

Wind Acquisition Finance SA†	4.125%#	7/15/2020	EUR	2,000	2,240,326

United Kingdom 0.05%

Care UK Health & Social Care plc†	5.528%#	7/15/2019	GBP	3,392	3,941,969
Total Foreign Bonds (cost $7,663,422)					6,182,295
Total Long-Term Investments (cost $6,952,217,835)					6,986,496,409

SHORT-TERM INVESTMENT 10.20%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $50,000,000 of Federal Farm Credit Bank at 1.125% due 9/22/2017; $50,000,000 of Federal Home Loan Mortgage Corp. at 0.875% due 8/15/2017; $75,000,000 of Federal Home Loan Mortgage Corp. at 1.00% due 9/27/2017; $75,000,000 of Federal Home Loan Mortgage Corp. at 1.00% due 9/29/2017; $375,000,000 of U.S. Treasury Note at 0.625% due 9/30/2017; $15,000,000 of U.S. Treasury Note at 0.75% due 10/31/2017; $52,040,000 of U.S. Treasury Note at 2.25% due 11/30/2017 and $52,410,000 of U.S. Treasury Note at 4.75% due 8/15/2017; value: $750,264,490; proceeds: $735,551,104
(cost $735,550,491)				$735,550	735,550,491
Total Investments in Securities 107.06% (cost $7,687,768,326)					7,722,046,900
Liabilities in Excess of Foreign Cash and Other Assets(f) (7.06%)					(509,031,861)
Net Assets 100.00%					$7,213,015,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

AUD	Australian dollar.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2016.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2016.
(e)	Interest rate to be determined.
(f)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Citibank N.A.	10/19/2016	12,850,000	$16,981,763	$16,892,009	$89,754
euro	Sell	Citibank N.A.	11/16/2016	34,500,000	38,683,194	38,606,756	76,438
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$166,192

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	10/19/2016	1,902,000	$2,498,768	$2,500,281	$(1,513)
British pound	Sell	State Street Bank and Trust	10/19/2016	442,380	578,095	581,532	(3,437)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,950)

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2016	478	Short	$(62,580,656)	$29,046

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2016	76	Short	$(9,215,000)	$(25,069)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Security	$—	$1,994,511	$—		$1,994,511
Common Stock	—	—	64,685	(4)	64,685
Corporate Bonds
Financial	—	23,736,731	4,117,113	(5)(7)	27,853,844
Metals/Minerals	—	69,831,647	5	(4)	69,831,652
Remaining Industries	—	491,384,376	—		491,384,376
Floating Rate Loans(6)
Aerospace	—	136,536,528	27,445,092		163,981,620
Chemicals	—	317,607,263	—		317,607,263
Consumer Durables	—	17,871,465	—		17,871,465
Consumer Non-Durables	—	87,250,323	—		87,250,323
Energy	—	290,782,909	—		290,782,909
Financial	—	183,958,508	—		183,958,508
Food & Drug	—	179,172,178	—		179,172,178
Food/Tobacco	—	164,533,424	—		164,533,424
Forest Products	—	96,804,419	—		96,804,419
Gaming/Leisure	—	482,271,453	36,537,950		518,809,403
Healthcare	—	578,470,863	2,920,982		581,391,845
Housing	—	215,610,137	52,499,785		268,109,922
Information Technology	—	606,459,007	53,866,570		660,325,577
Manufacturing	—	308,874,371	75,033,035		383,907,406
Media/Telecommunications	—	653,001,444	19,691,419		672,692,863
Metals/Minerals	—	201,515,853	50,963,070		252,478,923
Retail	—	441,882,060	—		441,882,060
Service	—	635,157,353	44,442,498		679,599,851
Transportation	—	167,829,352	34,132,109		201,961,461
Utility	—	226,063,626	—		226,063,626
Foreign Bonds	—	6,182,295	—		6,182,295
Repurchase Agreement	—	735,550,491	—		735,550,491
Total	$—	$7,320,332,587	$401,714,313		$7,722,046,900
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$166,192	$—		$166,192
Liabilities	—	(4,950)	—		(4,950)
Futures Contracts
Assets	29,046	—	—		29,046
Liabilities	(25,069)	—	—		(25,069)
Total	$3,977	$161,242	$—		$165,219

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2016

(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in Notes to Financial Statements.
(5)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Corporate Bonds categorized as Level 3 investment includes Jay Park CLO Ltd. 2016-1A C and KKR CLO Ltd. 15 D.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2015	$62,245	$5	$269,829,646
Accrued discounts/premiums	—	—	789,499
Realized gain (loss)	—	—	14,280,421
Change in unrealized appreciation/depreciation	2,440	3,697	(6,569,399)
Purchases	—	4,113,416	324,227,610
Sales	—	—	(112,056,192)
Net transfers in or out of Level 3	—	—	(92,969,075)
Balance as of August 31, 2016	$64,685	$4,117,118	$397,532,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 98.00%

COMMON STOCKS 5.43%

Auto Parts & Equipment 0.15%

Chassix Holdings, Inc.		311	$9,007,284

Banking 0.20%

Cullen/Frost Bankers, Inc.		80	5,853,578
FCB Financial Holdings, Inc. Class A*		154	5,889,966
Total			11,743,544

Building & Construction 0.10%

Granite Construction, Inc.		116	5,565,456

Building Materials 0.15%

Simpson Manufacturing Co., Inc.		71	3,125,616
Vulcan Materials Co.		48	5,476,806
Total			8,602,422

Chemicals 0.05%

Scotts Miracle-Gro Co. (The) Class A		37	3,070,638

Discount Stores 0.15%

Amazon.com, Inc.*		11	8,545,368

Diversified Capital Goods 0.08%

Mueller Water Products, Inc. Class A		373	4,503,767

Electronics 0.25%

Applied Materials, Inc.		299	8,932,932
Trimble Navigation Ltd.*		210	5,751,123
Total			14,684,055

Energy: Exploration & Production 0.22%

Callon Petroleum Co.*		259	3,768,246
Rice Energy, Inc.*		119	3,135,907
Seven Generations Energy Ltd. Class A*(a)	CAD	254	5,841,169
Total			12,745,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Shares (000)		Fair Value
Food: Wholesale 0.21%

Amplify Snack Brands, Inc.*		401	$6,790,945
Blue Buffalo Pet Products, Inc.*		215	5,549,222
Total			12,340,167

Forestry/Paper 0.30%

Louisiana-Pacific Corp.*		299	5,827,189
Potlatch Corp.		153	5,806,039
Universal Forest Products, Inc.		53	5,753,624
Total			17,386,852

Gaming 0.10%

Wynn Resorts Ltd.		63	5,602,329

Health Facilities 0.14%

Surgical Care Affiliates, Inc.*		134	5,516,693
VCA, Inc.*		39	2,726,185
Total			8,242,878

Investments & Miscellaneous Financial Services 0.10%

James River Group Holdings Ltd.		162	5,932,123
Penson Technologies Class A Units		4,881	48,811
Total			5,980,934

Machinery 0.10%

Rexnord Corp.*		264	5,839,959

Medical Products 0.49%

ABIOMED, Inc.*		47	5,591,417
Align Technology, Inc.*		63	5,814,704
DexCom, Inc.*		33	2,971,265
Edwards Lifesciences Corp.*		49	5,658,387
Intuitive Surgical, Inc.*		8	5,542,841
Penumbra, Inc.*		41	2,875,532
Total			28,454,146

Metals/Mining (Excluding Steel) 0.54%

Fresnillo plc(a)	GBP	258	5,431,159
Global Brass & Copper Holdings, Inc.		203	5,688,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Shares (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)

Mirabela Nickel Ltd.*(a)	AUD	8,607	$64,685
New Gold, Inc. (Canada)*(b)		1,156	5,536,852
Newmont Mining Corp.		148	5,658,946
Silver Wheaton Corp. (Canada)(b)		108	2,741,542
Teck Resources Ltd. Class B (Canada)(b)		205	3,339,007
U.S. Silica Holdings, Inc.		80	3,151,932
Total			31,613,014

Oil Field Equipment & Services 0.05%

Patterson-UTI Energy, Inc.		159	3,103,646

Personal & Household Products 0.10%

Pool Corp.		56	5,697,238

Pharmaceuticals 0.20%

Seattle Genetics, Inc.*		122	5,437,684
Spark Therapeutics, Inc.*		106	5,974,395
Total			11,412,079

Rail 0.10%

Kansas City Southern		58	5,566,623

Real Estate Investment Trusts 0.05%

Pebblebrook Hotel Trust		93	2,791,617

Recreation & Travel 0.10%

Vail Resorts, Inc.		37	5,855,890

Restaurants 0.25%

Dave & Buster’s Entertainment, Inc.*		132	6,125,640
Shake Shack, Inc. Class A*		155	5,483,820
Texas Roadhouse, Inc.		66	2,919,695
Total			14,529,155

Software/Services 0.76%

Arista Networks, Inc.*		39	3,133,974
Ellie Mae, Inc.*		60	5,882,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments			Shares (000)	Fair Value
Software/Services (continued)

Facebook, Inc. Class A*			45	$5,719,542
GrubHub, Inc.*			147	5,955,717
MSCI, Inc.			34	3,098,866
Talend SA ADR*			105	2,695,680
Twilio, Inc. Class A*			108	5,808,869
Veeva Systems, Inc. Class A*			146	5,966,095
Wix.com Ltd. (Israel)*(b)			139	5,816,409
Total				44,077,628

Specialty Retail 0.19%

American Eagle Outfitters, Inc.			312	5,781,050
Ollie’s Bargain Outlet Holdings, Inc.*			214	5,429,661
Total				11,210,711

Steel Producers/Products 0.15%

Reliance Steel & Aluminum Co.			36	2,604,179
Worthington Industries, Inc.			137	5,867,347
Total				8,471,526

Technology Hardware & Equipment 0.10%

Silicon Motion Technology Corp. ADR			112	5,669,005

Telecommunications: Wireless 0.05%

Communications Sales & Leasing, Inc.			96	2,998,476
Total Common Stocks (cost $292,230,881)				315,311,729

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.83%

Automakers 0.04%

Tesla Motors, Inc.	0.25%	3/1/2019	$2,900	2,631,750

Building & Construction 0.11%

LGI Homes, Inc.	4.25%	11/15/2019	3,365	6,151,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.10%

Cemex SAB de CV (Mexico)(b)	3.72%	3/15/2020	$5,231	$5,665,827

Energy: Exploration & Production 0.20%

Chesapeake Energy Corp.	2.50%	5/15/2037	5,683	5,704,311
SM Energy Co.	1.50%	7/1/2021	4,940	5,853,900
Total				11,558,211

Medical Products 0.19%

Nevro Corp.	1.75%	6/1/2021	9,091	11,193,294

Oil Refining & Marketing 0.10%

Green Plains, Inc.†	4.125%	9/1/2022	5,314	5,878,612

Pharmaceuticals 0.08%

ALZA Corp.	Zero Coupon	7/28/2020	2,915	4,789,709

Software/Services 0.40%

MercadoLibre, Inc. (Argentina)(b)	2.25%	7/1/2019	4,080	6,043,500
Pandora Media, Inc.†	1.75%	12/1/2020	5,428	5,936,875
Proofpoint, Inc.	1.25%	12/15/2018	2,807	5,612,246
Take-Two Interactive Software, Inc.	1.00%	7/1/2018	2,720	5,526,700
Total				23,119,321

Specialty Retail 0.10%

Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	7,151	5,778,902

Technology Hardware & Equipment 0.41%

Inphi Corp.†	1.125%	12/1/2020	4,775	6,114,984
Microchip Technology, Inc.	1.625%	2/15/2025	6,950	8,978,531
NVIDIA Corp.	1.00%	12/1/2018	2,891	8,808,516
Total				23,902,031

Theaters & Entertainment 0.10%

Live Nation Entertainment, Inc.	2.50%	5/15/2019	5,312	5,690,480
Total Convertible Bonds (cost $94,902,381)				106,359,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Dividend Rate		Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 0.27%

Building & Construction 0.07%

William Lyon Homes	6.50%		50	$4,380,255

Diversified Capital Goods 0.10%

Belden, Inc.	6.75%		53	5,699,916

Energy: Exploration & Production 0.10%

Southwestern Energy Co.	6.25%		176	5,680,080
Total Convertible Preferred Stocks (cost $15,384,468)				15,760,251

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(c) 6.78%

Auto Parts & Equipment 0.07%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$4,329	4,372,041

Building Materials 0.11%

Stardust Finance Holdings, Inc. Junior Lien Term Loan	10.50%	3/13/2023	6,451	6,434,873

Chemicals 0.09%

Kraton Polymers LLC Initial Term Loan	6.00%	1/6/2022	5,375	5,388,464

Diversified Capital Goods 0.08%

Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	4,810	4,701,775

Electric: Generation 0.57%

EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	7,113	6,775,234
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	8,336	7,419,042
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	5,668	5,569,234
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	3,191	2,967,556
Panda Temple Power, LLC Advance Term Loan	7.25%	3/6/2022	4,964	4,442,580
Sandy Creek Energy Associates, L.P. Term Loan	5.00%	11/9/2020	6,953	5,838,595
Total				33,012,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.87%

California Resources Corp. Term Loan	— (d)	9/24/2019	$7,470	$7,158,514
California Resources Corp. Term Loan	11.375%	12/31/2021	8,330	8,746,500
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	1,707	1,724,070
Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	4,023	4,162,135
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	9,219	8,347,021
EP Energy LLC Term Loan	9.75%	6/30/2021	6,260	6,185,663
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	14,083	12,393,040
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	7,855	1,832,846
Total				50,549,789

Food & Drug Retailers 0.07%

Fairway Group Acquisition Co. 2013 Term Loan	6.50%	8/17/2018	6,683	3,842,571

Food: Wholesale 0.33%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	19,056	18,976,632

Gaming 0.71%

Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	5,064	4,971,947
Cannery Casino Resorts LLC 2nd Lien Term Loan	12.50%	10/2/2019	8,303	8,337,278
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	15,909	16,545,360
Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	6,193	6,080,776
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	5,190	5,159,197
Total				41,094,558

Gas Distribution 0.09%

EMG Utica LLC Term Loan	4.75%	3/27/2020	5,569	5,444,023

Health Services 0.12%

NVA Holdings, Inc. 2nd Lien Term Loan	8.00%	8/14/2022	7,029	7,011,427

Machinery 0.20%

Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	6,969	6,132,720
Hudson Products Holdings, Inc. Term Loan	5.00%	3/15/2019	6,245	5,781,808
Total				11,914,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified 0.14%

UFC Holdings, LLC 2nd Lien Term Loan	8.50%	8/18/2024	$8,165	$8,256,856

Metals/Mining (Excluding Steel) 0.57%

Fairmount Santrol, Inc. Extended Term Loan	4.50%	9/5/2019	915	791,158
Fairmount Santrol, Inc. Tranche Term Loan B2	4.50%	9/5/2019	6,062	5,274,301
Foresight Energy, LLC Term Loan	6.50%	8/21/2020	1,022	924,910
Global Brass & Copper, Inc. Inital Term Loan	5.25%	7/18/2023	5,025	5,068,969
Hi-Crush Partners LP Term Loan	4.75%	4/28/2021	5,891	5,448,830
Murray Energy Corp. Term Loan B2	8.25%	4/16/2020	11,600	9,679,979
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	5,890	5,816,375
Total				33,004,522

Oil Field Equipment & Services 0.06%

FTS International, Inc. Initial Term Loan	5.75%	4/16/2021	10,153	3,663,507

Packaging 0.26%

Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	3,685	3,691,565
Consolidated Container Company LLC Term Loan	5.00%	7/3/2019	4,963	4,922,554
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan	8.75%	7/31/2022	6,267	6,231,779
Total				14,845,898

Personal & Household Products 0.27%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	11,301	9,509,543
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019	6,886	6,352,547
Total				15,862,090

Printing & Publishing 0.07%

J.D. Power and Associates 2nd Lien Term Loan	9.50%	9/7/2024	3,801	3,829,508

Recreation & Travel 0.15%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	5,109	5,071,730
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	3,615	3,624,037
Total				8,695,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 0.23%

BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020		$9,169	$8,775,336
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021		4,610	4,490,498
Total					13,265,834

Specialty Retail 0.67%

CH Hold Corp. 2nd Restatement Data Incremental Term Loan	6.25%	11/20/2019		5,064	5,057,225
Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019		6,388	5,503,242
CWGS Group LLC Term Loan	5.75%	2/20/2020		6,661	6,667,329
David’s Bridal, Inc. Initial Term Loan	5.00%	10/11/2019		5,239	4,933,342
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018		13,190	10,382,179
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021		7,810	6,212,875
Total					38,756,192

Support: Services 0.96%

AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022		1,850	1,785,250
BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020		4,848	4,327,013
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021		7,300	7,227,000
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021		9,240	8,985,951
Safway Group Holding LLC Initial Term Loan	5.75%	8/21/2023		8,503	8,520,729
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022		3,254	3,225,528
Sedgwick Claims Management Services, Inc. 2nd Lien New Term Loan	6.75%	2/28/2022		1,714	1,699,003
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023		7,575	7,631,812
University Support Services LLC Term Loan	6.25%	7/6/2022		12,255	12,316,275
Total					55,718,561

Trucking & Delivery 0.09%

YRC Worldwide, Inc. Initial Term Loan	8.00%	2/13/2019		5,499	5,196,790
Total Floating Rate Loans (cost $385,630,073)					393,838,447

FOREIGN BONDS(a) 0.71%

Jersey 0.15%

Galaxy Finco Ltd.†	7.875%	11/15/2021	GBP	6,400	8,463,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Luxembourg 0.05%

Boardriders SA†	9.50%	12/15/2020		EUR	3,075	$2,812,608

Netherlands 0.13%

Dutch Lion BV PIK†	11.25%	6/15/2020		EUR	5,867	948,902
Hema Bondco I BV†	6.25%	6/15/2019		EUR	7,525	6,566,021
Total						7,514,923

Spain 0.19%

Banco Popular Espanol SA	11.50%#	—	(e)	EUR	9,600	11,261,139

United Kingdom 0.19%

Premier Foods Finance plc†	6.50%	3/15/2021		GBP	8,084	10,987,573
Total Foreign Bonds (cost $52,903,937)						41,039,564

FOREIGN GOVERNMENT OBLIGATIONS(b) 1.11%

Angola 0.10%

Republic of Angola†	9.50%	11/12/2025			$5,741	5,755,353

Argentina 0.81%

City of Buenos Aires†	7.50%	6/1/2027			5,300	5,737,250
City of Buenos Aires†	8.95%	2/19/2021			5,050	5,719,125
Provincia de Mendoza†	8.375%	5/19/2024			8,806	9,290,330
Provincia of Neuquen†	8.625%	5/12/2028			5,333	5,759,640
Republic of Argentina†	6.875%	4/22/2021			6,025	6,549,175
Republic of Argentina†	7.50%	4/22/2026			5,650	6,313,875
Republic of Argentina	8.75%	5/7/2024			6,865	7,956,871
Total						47,326,266

Sri Lanka 0.20%

Republic of Sri Lanka†	6.825%	7/18/2026			10,500	11,325,247
Total Foreign Government Obligations (cost $59,888,236)						64,406,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 81.83%

Advertising 0.71%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	$15,857	$16,689,492
Lamar Media Corp.	5.75%	2/1/2026	4,317	4,683,945
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	6,015	6,202,187
Southern Graphics, Inc.†	8.375%	10/15/2020	8,875	9,119,063
WMG Acquisition Corp.†	5.00%	8/1/2023	4,563	4,699,890
Total				41,394,577

Aerospace/Defense 0.40%

ADS Tactical, Inc.†	11.00%	4/1/2018	4,500	4,696,875
CPI International, Inc.	8.75%	2/15/2018	4,933	5,031,660
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	2,499	2,639,569
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	5,432	5,846,190
TransDigm, Inc.	6.50%	7/15/2024	4,965	5,176,012
Total				23,390,306

Air Transportation 0.58%

Air Canada (Canada)†(b)	7.75%	4/15/2021	4,071	4,310,171
Air Canada (Canada)†(b)	8.75%	4/1/2020	6,275	6,769,157
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025	5,305	5,311,631
Gol LuxCo SA (Luxembourg)†(b)	8.875%	1/24/2022	4,450	2,859,125
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	1/15/2022	7,149	7,086,741
United Continental Holdings, Inc.	6.00%	12/1/2020	6,944	7,464,800
Total				33,801,625

Auto Parts & Equipment 1.00%

American Tire Distributors, Inc.†	10.25%	3/1/2022	4,930	4,396,968
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	13,247	12,650,885
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	5,108	5,076,075
MPG Holdco I, Inc.	7.375%	10/15/2022	10,013	10,369,663
Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023	5,299	5,563,950
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	6,397	6,844,790
TI Group Automotive Systems LLC†	8.75%	7/15/2023	12,550	13,146,125
Total				58,048,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automakers 0.00%

General Motors Corp.(f)	7.20%	—	(e)	$8,500	$850

Banking 2.26%

Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%#	7/19/2026		6,280	6,860,900
BankUnited, Inc.	4.875%	11/17/2025		9,693	10,100,193
CIT Group, Inc.	5.375%	5/15/2020		6,694	7,170,947
CIT Group, Inc.	6.00%	4/1/2036		2,695	2,641,100
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		14,311	14,055,019
Intesa Sanpaolo SpA (Italy)†(b)	7.70%#	—	(e)	8,400	7,801,584
Lloyds Bank plc (United Kingdom)†(b)	12.00%#	—	(e)	6,252	8,604,315
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		3,558	3,580,415
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018		6,050	6,540,655
Popular, Inc.	7.00%	7/1/2019		16,552	17,172,700
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		8,779	8,902,319
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.00%	12/19/2023		3,371	3,573,149
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%	6/10/2023		4,731	5,033,481
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%#	—	(e)	11,321	10,754,950
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%#	—	(e)	7,700	7,863,625
Standard Chartered plc (United Kingdom)†(b)	7.50%#	—	(e)	8,150	8,162,225
Texas Capital Bank NA	5.25%	1/31/2026		2,690	2,587,646
Washington Mutual Bank(g)	6.875%	6/15/2011		10,000	1,000
Total					131,406,223

Beverages 0.40%

Central American Bottling Corp. (Guatemala)†(b)	6.75%	2/9/2022		5,440	5,671,200
Constellation Brands, Inc.	6.00%	5/1/2022		15,060	17,544,900
Total					23,216,100

Building & Construction 1.64%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		11,877	11,401,920
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020		8,554	8,832,005
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020		9,312	8,380,800
Lennar Corp.	4.75%	11/15/2022		9,171	9,698,332
Lennar Corp.	4.75%	5/30/2025		3,564	3,715,470
PulteGroup, Inc.	5.00%	1/15/2027		10,664	10,957,260
PulteGroup, Inc.	5.50%	3/1/2026		8,017	8,618,275
PulteGroup, Inc.	6.375%	5/15/2033		6,091	6,441,233
WCI Communities, Inc.	6.875%	8/15/2021		8,875	9,274,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)

William Lyon Homes, Inc.	7.00%	8/15/2022	$5,033	$5,221,738
William Lyon Homes, Inc.	8.50%	11/15/2020	12,182	12,882,465
Total				95,423,873

Building Materials 3.24%

Allegion plc (Ireland)(b)	5.875%	9/15/2023	4,922	5,340,370
American Builders & Contractors Supply Co., Inc.†	5.75%	12/15/2023	5,614	5,950,840
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	4,452	4,518,780
Beacon Roofing Supply, Inc.	6.375%	10/1/2023	4,735	5,113,800
Builders FirstSource, Inc.†	5.625%	9/1/2024	4,568	4,670,780
Builders FirstSource, Inc.†	10.75%	8/15/2023	7,238	8,251,320
Cemex Finance LLC†	6.00%	4/1/2024	6,139	6,491,992
Cemex SAB de CV (Mexico)†(b)	7.75%	4/16/2026	9,250	10,498,750
CPG Merger Sub LLC†	8.00%	10/1/2021	13,070	13,396,750
FBM Finance, Inc.†	8.25%	8/15/2021	6,094	6,413,935
Gibraltar Industries, Inc.	6.25%	2/1/2021	3,948	4,105,920
HD Supply, Inc.†	5.75%	4/15/2024	4,477	4,779,198
Hillman Group, Inc. (The)†	6.375%	7/15/2022	11,913	11,138,655
James Hardie International Finance Ltd. (Ireland)†(b)	5.875%	2/15/2023	13,475	14,115,062
Masonite International Corp.†	5.625%	3/15/2023	4,402	4,688,130
NCI Building Systems, Inc.†	8.25%	1/15/2023	6,374	7,011,400
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	5,573	5,559,068
Ply Gem Industries, Inc.	6.50%	2/1/2022	5,353	5,508,291
Standard Industries, Inc.†	5.375%	11/15/2024	17,138	18,316,237
Standard Industries, Inc.†	5.50%	2/15/2023	7,009	7,473,346
Standard Industries, Inc.†	6.00%	10/15/2025	2,775	3,055,969
Summit Materials LLC/Summit Materials Finance Corp.	6.125%	7/15/2023	4,399	4,486,980
U.S. Concrete, Inc.	6.375%	6/1/2024	9,454	9,879,430
USG Corp.†	5.50%	3/1/2025	6,206	6,756,782
WESCO Distribution, Inc.†	5.375%	6/15/2024	10,494	10,756,350
Total				188,278,135

Cable & Satellite Television 5.18%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	15,200	15,884,000
Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026	4,492	4,739,060
Altice Finco SA (Luxembourg)†(b)	8.125%	1/15/2024	4,465	4,699,412
Block Communications, Inc.†	7.25%	2/1/2020	5,145	5,325,075
Cable One, Inc.†	5.75%	6/15/2022	4,786	5,049,230
Cablevision SA (Argentina)†(b)	6.50%	6/15/2021	6,445	6,735,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Cablevision Systems Corp.	5.875%	9/15/2022	$15,270	$14,430,150
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	7,122	7,511,502
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	28,640	30,931,200
Cogeco Communications, Inc. (Canada)†(b)	4.875%	5/1/2020	5,100	5,316,750
CSC Holdings LLC†	10.875%	10/15/2025	74,538	87,582,150
DISH DBS Corp.†	7.75%	7/1/2026	9,025	9,652,147
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,308	4,528,785
Midcontinent Communications & Midcontinent Finance Corp.†	6.875%	8/15/2023	12,423	13,168,380
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	5,543	5,931,010
SFR Group SA (France)†(b)	6.00%	5/15/2022	22,228	22,800,371
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	1,891	2,037,553
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	12,812	13,420,570
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	5,683	6,002,669
UPCB Finance IV Ltd.†	5.375%	1/15/2025	10,500	10,841,250
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	7,095	7,423,144
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	13,590	14,299,398
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	2,367	2,365,413
Total				300,674,244

Chemicals 2.65%

Ashland, Inc.	6.875%	5/15/2043	10,508	11,401,180
Blue Cube Spinco, Inc.†	10.00%	10/15/2025	16,416	19,576,080
Braskem Finance Ltd.†	5.375%	5/2/2022	6,370	6,583,395
Braskem Finance Ltd.†	5.75%	4/15/2021	2,800	2,947,000
Braskem Finance Ltd.	6.45%	2/3/2024	7,965	8,721,675
Chemours Co. (The)	7.00%	5/15/2025	9,521	9,158,012
Chemtura Corp.	5.75%	7/15/2021	9,560	9,990,200
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	4,965	5,697,337
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	8,760	9,110,400
Hexion, Inc.	6.625%	4/15/2020	10,720	9,346,554
Hexion, Inc.	8.875%	2/1/2018	3,618	3,400,920
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	5,815	6,512,800
Momentive Performance Materials, Inc.	3.88%	10/24/2021	11,351	9,437,789
Momentive Performance Materials, Inc.(g)	10.00%	10/15/2020	3,105	311
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	9,900	10,308,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	6.75%	5/1/2022	10,995	11,627,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Tronox Finance LLC	6.375%	8/15/2020	$16,037	$14,593,670
Valvoline, Inc.†	5.50%	7/15/2024	2,253	2,370,156
WR Grace & Co-Conn†	5.125%	10/1/2021	3,115	3,325,262
Total				154,108,328

Consumer/Commercial/Lease Financing 1.29%

National Financial Partners Corp.†	9.00%	7/15/2021	16,840	17,450,450
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	11,711	11,213,282
Navient Corp.	5.875%	3/25/2021	41,244	41,965,770
Navient Corp.	6.625%	7/26/2021	4,354	4,500,948
Total				75,130,450

Department Stores 0.21%

JC Penney Corp., Inc.	5.65%	6/1/2020	5,680	5,680,000
JC Penney Corp., Inc.†	5.875%	7/1/2023	6,029	6,305,731
Total				11,985,731

Discount Stores 0.07%

Dollar Tree, Inc.	5.75%	3/1/2023	3,738	4,041,713

Diversified Capital Goods 1.03%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020	5,740	4,462,850
Apex Tool Group LLC†	7.00%	2/1/2021	6,679	6,345,050
Belden, Inc.†	5.50%	9/1/2022	5,800	6,075,500
General Cable Corp.	5.75%	10/1/2022	10,576	10,096,696
Griffon Corp.	5.25%	3/1/2022	6,425	6,481,219
NANA Development Corp.†	9.50%	3/15/2019	8,431	7,482,512
SPX FLOW, Inc.†	5.625%	8/15/2024	5,742	5,914,260
SPX FLOW, Inc.†	5.875%	8/15/2026	4,567	4,726,845
Titan International, Inc.	6.875%	10/1/2020	3,764	3,566,390
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	5,042	4,563,010
Total				59,714,332

Electric: Generation 0.86%

Elwood Energy LLC	8.159%	7/5/2026	8,177	9,035,323
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	10.00%	12/1/2020	15,040	526,400
Illinois Power Generating Co.	7.00%	4/15/2018	9,278	3,711,200
Illinois Power Generating Co.	7.95%	6/1/2032	5,926	2,370,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	$8,787	$9,445,732
Red Oak Power LLC	8.54%	11/30/2019	3,722	3,740,187
Red Oak Power LLC	9.20%	11/30/2029	3,400	3,536,000
Talen Energy Supply LLC	6.50%	6/1/2025	6,880	5,933,175
TerraForm Power Operating LLC†	5.875%	2/1/2023	11,283	11,424,038
Total				49,722,455

Electric: Integrated 0.26%

AES Corp.	5.50%	4/15/2025	3,059	3,152,116
AES Corp.	7.375%	7/1/2021	1,960	2,258,900
Emera, Inc. (Canada)(b)	6.75%#	6/15/2076	8,800	9,532,538
Total				14,943,554

Electronics 1.46%

Advanced Micro Devices, Inc.	7.50%	8/15/2022	13,924	13,575,900
Micron Technology, Inc.†	5.25%	8/1/2023	4,190	4,074,775
Micron Technology, Inc.†	7.50%	9/15/2023	15,321	16,929,705
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.625%	6/1/2023	10,373	10,969,447
NXP BV/NXP Funding LLC (Netherlands)†(b)	5.75%	3/15/2023	6,230	6,647,348
Qorvo, Inc.†	7.00%	12/1/2025	18,614	20,708,075
Sensata Technologies BV (Netherlands)†(b)	5.625%	11/1/2024	10,961	11,659,764
Total				84,565,014

Energy: Exploration & Production 8.54%

Afren plc (United Kingdom)†(b)(g)	6.625%	12/9/2020	4,806	18,503
Afren plc (United Kingdom)†(b)(g)	10.25%	4/8/2019	3,367	12,962
Afren plc (United Kingdom)†(b)(g)	11.50%	2/1/2016	4,294	16,531
Bill Barrett Corp.	7.00%	10/15/2022	8,607	6,326,145
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	14,908	6,857,680
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	12,757	12,661,322
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	5,447	5,610,410
Chaparral Energy, Inc.(g)	7.625%	11/15/2022	4,559	2,894,965
Chaparral Energy, Inc.(g)	8.25%	9/1/2021	5,506	3,496,310
Chesapeake Energy Corp.	6.50%	8/15/2017	6,818	6,903,225
Chesapeake Energy Corp.	6.625%	8/15/2020	9,834	8,801,430
Chesapeake Energy Corp.	7.25%	12/15/2018	1,227	1,223,933
Clayton Williams Energy, Inc.	7.75%	4/1/2019	6,201	5,859,945
Concho Resources, Inc.	5.50%	4/1/2023	16,359	16,972,462
CONSOL Energy, Inc.	5.875%	4/15/2022	2,482	2,258,620
CONSOL Energy, Inc.	8.00%	4/1/2023	6,574	6,442,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Continental Resources, Inc.	5.00%	9/15/2022	$11,611	$11,291,697
Continental Resources,Inc.	3.80%	6/1/2024	14,200	12,886,500
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	11,850	12,383,250
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	1,850	1,974,875
Denbury Resources, Inc.	4.625%	7/15/2023	1,928	1,253,200
Denbury Resources, Inc.	5.50%	5/1/2022	18,159	12,529,710
Eclipse Resources Corp.	8.875%	7/15/2023	6,591	6,129,630
Energen Corp.	4.625%	9/1/2021	8,925	8,846,906
Gulfport Energy Corp.	6.625%	5/1/2023	2,363	2,439,798
Gulfport Energy Corp.	7.75%	11/1/2020	9,343	9,763,435
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	18,961	18,486,975
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	13,442	11,627,330
Kosmos Energy Ltd. †	7.875%	8/1/2021	21,561	20,806,365
Matador Resources Co.	6.875%	4/15/2023	6,901	7,159,788
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	37,225	30,152,250
Memorial Resource Development Corp.	5.875%	7/1/2022	5,970	6,044,625
Murphy Oil Corp.	6.875%	8/15/2024	5,769	6,040,258
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,504,158
Oasis Petroleum, Inc.	6.875%	3/15/2022	9,997	9,347,195
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	6,049	6,275,838
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,713	10,295,780
PDC Energy, Inc.	7.75%	10/15/2022	7,367	7,772,185
Permian Resources LLC†	13.00%	11/30/2020	7,706	8,852,267
Permian Resources LLC/AEPB Finance Corp.†	8.00%	6/15/2020	3,275	3,242,250
Petrobras Argentina SA (Argentina)†(b)	7.375%	7/21/2023	6,104	6,271,860
QEP Resources, Inc.	6.875%	3/1/2021	4,929	5,177,915
Range Resources Corp.	4.875%	5/15/2025	16,536	16,039,920
Rice Energy, Inc.	6.25%	5/1/2022	10,129	10,432,870
RSP Permian, Inc.	6.625%	10/1/2022	12,059	12,601,655
Sanchez Energy Corp.	6.125%	1/15/2023	9,883	7,856,985
Sanchez Energy Corp.	7.75%	6/15/2021	2,777	2,429,875
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	20,459	21,021,622
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	5,634	5,746,680
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	21,041	22,487,569
SM Energy Co.	5.625%	6/1/2025	4,475	4,206,500
SM Energy Co.	6.125%	11/15/2022	50	48,875
SM Energy Co.	6.50%	11/15/2021	12,216	12,154,920
Southwestern Energy Co.	6.70%	1/23/2025	10,500	10,841,250
Tullow Oil plc (United Kingdom)†(b)	6.00%	11/1/2020	6,393	5,609,858
WPX Energy, Inc.	5.25%	9/15/2024	10,397	9,643,217
WPX Energy, Inc.	6.00%	1/15/2022	12,275	11,998,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

YPF SA (Argentina)†(b)	8.50%	3/23/2021	$4,960	$5,369,200
YPF SA (Argentina)†(b)	8.50%	7/28/2025	7,059	7,594,778
Total				495,997,589

Food & Drug Retailers 0.94%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	5,539	5,746,712
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	5,005	4,316,813
Ingles Markets, Inc.	5.75%	6/15/2023	4,584	4,793,260
New Albertson’s, Inc.	7.45%	8/1/2029	7,386	7,312,140
New Albertson’s, Inc.	7.75%	6/15/2026	4,098	4,159,470
New Albertson’s, Inc.	8.00%	5/1/2031	3,850	3,927,000
Rite Aid Corp.	7.70%	2/15/2027	4,760	6,069,000
SMU SA (Chile)†(b)	7.75%	2/8/2020	6,448	6,190,080
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	13,115	11,836,287
Total				54,350,762

Food: Wholesale 2.02%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	5,934	6,384,984
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,231	5,224,461
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	6,575	6,961,281
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	4,090	4,238,263
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	12,247	11,848,972
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,377	7,653,638
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	10,417	10,390,957
Land O’Lakes, Inc.†	6.00%	11/15/2022	5,997	6,536,730
Marfrig Holdings Europe BV (Netherlands)†(b)	8.00%	6/8/2023	8,590	8,944,337
Performance Food Group, Inc.†	5.50%	6/1/2024	4,893	5,088,720
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	5,919	6,140,963
Post Holdings, Inc.†	7.75%	3/15/2024	7,071	7,893,004
Post Holdings, Inc.†	8.00%	7/15/2025	3,342	3,834,945
Southern States Cooperative, Inc.†	10.00%	8/15/2021	6,046	5,003,065
Tonon Luxembourg SA (Luxembourg)†(b)(g)	10.50%	5/14/2024	6,225	2,645,625
TreeHouse Foods, Inc.†	6.00%	2/15/2024	5,721	6,250,193
WhiteWave Foods Co. (The)	5.375%	10/1/2022	10,725	12,146,062
Total				117,186,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.64%

Boise Cascade Co.†	5.625%	9/1/2024	$8,926	$9,149,150
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	4,091	2,086,410
Neenah Paper, Inc.†	5.25%	5/15/2021	7,386	7,524,488
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	11,575	12,356,312
Suzano Austria GmbH (Austria)†(b)	5.75%	7/14/2026	5,988	6,137,700
Total				37,254,060

Gaming 4.02%

Boyd Gaming Corp.	6.875%	5/15/2023	7,965	8,642,025
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	22,596	23,415,105
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	10,648	10,781,100
CCM Merger, Inc.†	9.125%	5/1/2019	3,679	3,859,013
Churchill Downs, Inc.†	5.375%	12/15/2021	4,878	5,097,510
Churchill Downs, Inc.	5.375%	12/15/2021	5,173	5,405,785
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,833	9,362,980
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	4,415	4,834,425
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	6,044	6,406,640
International Game Technology plc†	6.50%	2/15/2025	7,572	8,245,908
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	5,665	5,734,498
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	3,109	3,381,038
MGM Resorts International	6.00%	3/15/2023	27,581	30,010,886
MGM Resorts International	7.75%	3/15/2022	3,949	4,600,585
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	16,690	17,962,612
Penn National Gaming, Inc.	5.875%	11/1/2021	9,828	10,270,260
Pinnacle Entertainment, Inc.†	5.625%	5/1/2024	5,075	5,189,188
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,716	7,966,770
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5,595	5,790,825
Scientific Games International, Inc.	10.00%	12/1/2022	10,390	9,662,700
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	10,754	11,829,400
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	13,408	13,508,560
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	10,355	10,497,381
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	10,665	10,851,638
Total				233,306,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 3.70%

Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	$6,135	$5,935,612
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	5,948	6,394,100
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	6,559	6,983,118
Energy Transfer Equity LP	5.50%	6/1/2027	10,571	10,650,282
Energy Transfer Equity LP	5.875%	1/15/2024	5,856	6,031,680
Genesis Energy LP/Genesis Energy Finance Corp.	5.625%	6/15/2024	5,985	5,790,488
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	6,464	6,625,600
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024	4,202	4,307,050
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,296,195
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	6,105	6,074,475
MPLX LP†	4.50%	7/15/2023	8,030	8,122,208
MPLX LP†	5.50%	2/15/2023	3,446	3,579,081
ONEOK, Inc.	4.25%	2/1/2022	6,500	6,321,250
PBF Logistics LP/PBF Logistics Finance Corp.	6.875%	5/15/2023	2,598	2,526,555
Rockies Express Pipeline LLC†	5.625%	4/15/2020	10,597	11,140,096
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,093	13,289,395
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	28,648	30,581,740
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	22,506	24,193,950
Southern Star Central Corp.†	5.125%	7/15/2022	10,846	10,927,345
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	1,800	1,926,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	8,826	9,261,784
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	5,080	5,402,580
Williams Cos, Inc. (The)	5.75%	6/24/2044	761	785,733
Williams Cos., Inc. (The)	4.55%	6/24/2024	16,746	17,206,515
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	5,375	5,457,845
Total				214,810,677

Health Facilities 2.71%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	3,170	3,241,325
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	5,208	5,442,360
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	5,637	5,939,989
Amsurg Corp.	5.625%	7/15/2022	8,360	8,663,050
HCA, Inc.	5.25%	4/15/2025	5,429	5,829,389
HCA, Inc.	5.25%	6/15/2026	17,000	18,211,250
HCA, Inc.	5.875%	3/15/2022	15,361	16,935,502
HCA, Inc.	7.50%	2/15/2022	2,437	2,784,273
HCA, Inc.	7.50%	12/15/2023	10,647	11,964,566
HCA, Inc.	7.69%	6/15/2025	3,765	4,282,688
HCA, Inc.	8.36%	4/15/2024	12,701	14,955,427
MEDNAX, Inc.†	5.25%	12/1/2023	4,218	4,449,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

MPT Operating Partnership LP/MPT Finance Corp.	5.25%	8/1/2026	$6,756	$7,195,140
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	5,230	5,596,100
Surgical Care Affiliates, Inc.†	6.00%	4/1/2023	9,881	10,424,455
Tenet Healthcare Corp.	6.00%	10/1/2020	6,950	7,358,313
Tenet Healthcare Corp.	6.75%	6/15/2023	14,766	14,083,072
Tenet Healthcare Corp.	8.125%	4/1/2022	10,045	10,220,787
Total				157,577,676

Health Services 0.28%

Air Medical Merger Sub Corp.†	6.375%	5/15/2023	6,781	6,662,333
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	9,440	9,764,500
Total				16,426,833

Hotels 0.36%

Carlson Travel Holdings, Inc. PIK†	7.50%	8/15/2019	7,488	7,488,000
Hilton Escrow Issuer LLC/Hilton Escrow Issuer Corp.†	4.25%	9/1/2024	7,611	7,796,518
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	5,349	5,522,843
Total				20,807,361

Insurance Brokerage 0.22%

HUB International Ltd.†	9.25%	2/15/2021	3,556	3,769,360
Wayne Merger Sub LLC†	8.25%	8/1/2023	8,577	8,886,844
Total				12,656,204

Integrated Energy 0.47%

Cenovus Energy, Inc. (Canada)(b)	5.20%	9/15/2043	10,216	9,013,189
Cenovus Energy, Inc. (Canada)(b)	6.75%	11/15/2039	16,125	17,269,004
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023	1,358	943,633
Total				27,225,826

Life Insurance 0.14%

CNO Financial Group, Inc.	5.25%	5/30/2025	7,993	7,973,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.54%

ATS Automation Tooling Systems, Inc. (Canada)†(b)	6.50%	6/15/2023	$4,916	$5,026,610
Gardner Denver, Inc.†	6.875%	8/15/2021	11,375	10,550,313
Manitowoc Foodservice, Inc.†	9.50%	2/15/2024	7,122	8,083,470
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	7,273	7,636,650
Total				31,297,043

Managed Care 0.50%

Centene Corp.	5.625%	2/15/2021	4,027	4,293,789
Centene Corp.	6.125%	2/15/2024	14,795	16,163,537
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	7,894	8,505,785
Total				28,963,111

Media: Content 2.19%

AMC Networks, Inc.	4.75%	12/15/2022	29,192	30,177,230
Belo Corp.	7.25%	9/15/2027	7,195	7,734,625
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	7,438	8,144,610
Gray Television, Inc.†	5.875%	7/15/2026	7,806	8,157,270
iHeartCommunications, Inc.	9.00%	3/1/2021	21,750	16,394,062
Netflix, Inc.	5.875%	2/15/2025	25,203	27,471,270
Sinclair Television Group, Inc.†	5.625%	8/1/2024	3,835	4,004,124
Sirius XM Radio, Inc.†	6.00%	7/15/2024	4,333	4,663,391
Townsquare Media, Inc.†	6.50%	4/1/2023	10,533	10,651,496
Univision Communications, Inc.†	5.125%	2/15/2025	9,060	9,501,675
Total				126,899,753

Medical Products 1.21%

Crimson Merger Sub, Inc.†	6.625%	5/15/2022	6,016	5,399,360
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	2,700	2,902,500
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	21,736	24,833,380
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	4,371	4,589,550
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023	5,968	6,296,240
Hologic, Inc.†	5.25%	7/15/2022	4,341	4,634,018
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	5,536	5,992,720
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	4,232	4,369,540
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	4,959	5,194,949
Teleflex, Inc.	4.875%	6/1/2026	5,946	6,213,570
Total				70,425,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 5.64%

Alamos Gold, Inc. (Canada)†(b)	7.75%	4/1/2020	$7,348	$7,715,400
Aleris International, Inc.	7.875%	11/1/2020	5,161	5,341,635
Aleris International, Inc.†	9.50%	4/1/2021	10,898	11,987,800
Anglo American Capital plc (United Kingdom)†(b)	3.625%	5/14/2020	8,578	8,535,110
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	1,091	1,099,183
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	6,263	7,218,108
Cia Minera Milpo SAA (Peru)†(b)	4.625%	3/28/2023	4,544	4,538,320
Coeur Mining, Inc.	7.875%	2/1/2021	14,537	14,427,972
Compass Minerals International, Inc.†	4.875%	7/15/2024	7,990	7,680,387
Eldorado Gold Corp. (Canada)†(b)	6.125%	12/15/2020	5,955	6,098,635
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	6.875%	4/1/2022	5,396	5,584,860
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	11,820	13,711,200
Freeport-McMoRan, Inc.	3.55%	3/1/2022	28,889	25,350,097
Freeport-McMoRan, Inc.	3.875%	3/15/2023	24,467	21,102,787
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	12,762	12,874,956
Glencore Funding LLC†	4.125%	5/30/2023	7,165	7,121,623
GrafTech International Ltd.	6.375%	11/15/2020	8,265	6,426,038
Hecla Mining Co.	6.875%	5/1/2021	8,926	9,037,575
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	9,089	8,543,660
Kaiser Aluminum Corp.†	5.875%	5/15/2024	7,069	7,510,812
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	6,200	6,432,500
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	15,696	16,323,840
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	2,685	2,778,975
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	14,208	15,273,600
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	10,465	10,857,437
Novelis Corp.†	6.25%	8/15/2024	6,796	7,101,820
Petra Diamonds US Treasury plc (United Kingdom)†(b)	8.25%	5/31/2020	5,845	5,888,838
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	6,680	6,496,300
Teck Resources Ltd. (Canada)(b)	3.00%	3/1/2019	3,474	3,387,150
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	32,580	30,635,300
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024	6,856	7,730,140
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	5,295	5,149,388
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026	7,065	7,329,938
Volcan Cia Minera SAA (Peru)†(b)	5.375%	2/2/2022	6,128	5,982,460
Yamana Gold, Inc. (Canada)(b)	4.95%	7/15/2024	3,863	3,943,686
Total				327,217,535

Monoline Insurance 0.38%

MGIC Investment Corp.	5.75%	8/15/2023	7,425	7,796,250
Radian Group, Inc.	7.00%	3/15/2021	12,771	14,415,266
Total				22,211,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 1.69%

Forum Energy Technologies, Inc.	6.25%	10/1/2021	$11,549	$11,000,422
FTS International, Inc.	6.25%	5/1/2022	3,578	1,270,190
FTS International, Inc.†	8.153%#	6/15/2020	7,283	5,935,645
Nabors Industries, Inc.	4.625%	9/15/2021	11,944	11,397,144
Oceaneering International, Inc.	4.65%	11/15/2024	10,293	10,329,036
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	17,461	14,754,545
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	5,748	5,360,010
SESI LLC	6.375%	5/1/2019	5,793	5,764,035
SESI LLC	7.125%	12/15/2021	9,369	9,181,620
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	6,125	5,665,625
Weatherford International Ltd.	4.50%	4/15/2022	10,693	8,928,655
Weatherford International Ltd.	7.75%	6/15/2021	8,625	8,571,094
Total				98,158,021

Oil Refining & Marketing 0.35%

Citgo Holding, Inc.†	10.75%	2/15/2020	12,616	12,947,170
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	7,194	7,355,865
Total				20,303,035

Packaging 1.33%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(b)	7.25%	5/15/2024	4,926	5,264,662
BWAY Holding Co.†	9.125%	8/15/2021	4,959	5,095,373
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.†	10.125%	7/15/2020	4,870	4,985,663
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	9,775	10,019,375
Graphic Packaging International, Inc.	4.875%	11/15/2022	3,938	4,159,513
Pactiv LLC	7.95%	12/15/2025	9,375	10,265,625
PaperWorks Industries, Inc.†	9.50%	8/15/2019	8,118	7,712,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	7.00%	7/15/2024	6,044	6,485,967
Sealed Air Corp.†	4.875%	12/1/2022	3,724	3,924,165
Sealed Air Corp.†	5.125%	12/1/2024	5,987	6,436,025
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	8,237	8,442,925
Silgan Holdings, Inc.	5.50%	2/1/2022	4,418	4,616,810
Total				77,408,203

Personal & Household Products 1.47%

Brunswick Corp.†	4.625%	5/15/2021	5,696	5,852,640
Central Garden & Pet Co.	6.125%	11/15/2023	9,889	10,667,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)

Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	$7,325	$7,498,969
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	12,487	10,457,863
Gibson Brands, Inc.†	8.875%	8/1/2018	8,095	6,314,100
Prestige Brands, Inc.†	6.375%	3/1/2024	5,338	5,725,005
Revlon Escrow Corp.†	6.25%	8/1/2024	10,339	10,778,407
Scotts Miracle-Gro Co. (The)†	6.00%	10/15/2023	5,918	6,354,453
Springs Industries, Inc.	6.25%	6/1/2021	10,402	10,883,092
Vista Outdoor, Inc.†	5.875%	10/1/2023	10,017	10,592,977
Total				85,125,265

Pharmaceuticals 0.30%

AMAG Pharmaceuticals, Inc.†	7.875%	9/1/2023	5,795	5,729,806
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	6,329	6,645,450
Quintiles Transnational Corp.†	4.875%	5/15/2023	4,972	5,195,740
Total				17,570,996

Rail 0.54%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	11,918	12,335,130
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	10,583	9,524,700
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,293	9,362,698
Total				31,222,528

Real Estate Investment Trusts 0.66%

DuPont Fabros Technology LP	5.625%	6/15/2023	4,895	5,139,750
Qualitytech LP/QTS Finance Corp.	5.875%	8/1/2022	19,936	20,658,680
VEREIT Operating Partnership LP	4.60%	2/6/2024	5,873	6,210,698
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,893	6,371,806
Total				38,380,934

Recreation & Travel 0.73%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	6,711	7,130,437
ClubCorp Club Operations, Inc.†	8.25%	12/15/2023	5,282	5,612,125
NCL Corp. Ltd.†	4.625%	11/15/2020	6,419	6,520,998
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	8,646	10,483,275
Six Flags Entertainment Corp.†	4.875%	7/31/2024	12,370	12,648,325
Total				42,395,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.87%

Arcos Dorados Holdings, Inc. (Uruguay)†(b)	6.625%	9/27/2023	$4,697	$4,950,638
Carrols Restaurant Group, Inc.	8.00%	5/1/2022	6,861	7,495,642
CEC Entertainment, Inc.	8.00%	2/15/2022	11,117	11,172,585
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	12,320	12,951,030
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	5,655	5,414,663
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	5,830	5,902,875
Wendy’s International LLC	7.00%	12/15/2025	2,689	2,729,335
Total				50,616,768

Software/Services 1.82%

Cengage Learning, Inc.†	9.50%	6/15/2024	8,023	8,243,632
First Data Corp.†	5.00%	1/15/2024	3,547	3,622,374
First Data Corp.†	5.75%	1/15/2024	7,067	7,261,343
First Data Corp.†	7.00%	12/1/2023	23,443	24,644,454
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	10,906	9,597,280
MSCI, Inc.†	5.75%	8/15/2025	10,670	11,616,962
PTC, Inc.	6.00%	5/15/2024	9,382	10,167,742
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	9,950	11,069,375
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	6,529	6,781,999
VeriSign, Inc.	4.625%	5/1/2023	5,676	5,832,090
VeriSign, Inc.	5.25%	4/1/2025	6,747	7,067,483
Total				105,904,734

Specialty Retail 2.15%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	12,599	13,276,196
Claire’s Stores, Inc.†	9.00%	3/15/2019	10,266	6,021,009
CST Brands, Inc.	5.00%	5/1/2023	8,017	8,518,063
First Cash Financial Services, Inc.	6.75%	4/1/2021	9,788	10,179,520
Hanesbrands, Inc.†	4.625%	5/15/2024	6,881	7,233,651
Hot Topic, Inc.†	9.25%	6/15/2021	9,398	9,985,375
Jo-Ann Stores Holdings, Inc. PIK†	9.75%	10/15/2019	399	381,045
Jo-Ann Stores LLC†	8.125%	3/15/2019	7,850	7,889,250
L Brands, Inc.	6.875%	11/1/2035	11,121	12,205,297
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	9,885	8,772,938
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	12,752	13,070,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Murphy Oil USA, Inc.	6.00%	8/15/2023	$7,432	$7,911,364
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	12,341	10,621,899
William Carter Co. (The)	5.25%	8/15/2021	8,528	9,029,020
Total				125,095,427

Steel Producers/Products 1.88%

ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	42,746	46,165,680
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(b)	6.50%	5/15/2021	8,832	9,428,160
Commercial Metals Co.	4.875%	5/15/2023	4,865	4,913,650
Gerdau Trade, Inc.†	4.75%	4/15/2023	2,655	2,588,625
GTL Trade Finance, Inc.†	5.893%	4/29/2024	9,095	9,095,000
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	7,392	8,149,680
Steel Dynamics, Inc.	5.125%	10/1/2021	7,290	7,618,050
Steel Dynamics, Inc.	5.50%	10/1/2024	7,027	7,431,052
U.S. Steel Corp.†	8.375%	7/1/2021	7,399	8,064,910
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,421	5,814,023
Total				109,268,830

Support: Services 1.74%

AECOM	5.875%	10/15/2024	5,866	6,445,268
Ahern Rentals, Inc.†	7.375%	5/15/2023	8,362	5,769,780
APX Group, Inc.	8.75%	12/1/2020	8,150	7,874,937
BakerCorp International, Inc.	8.25%	6/1/2019	6,645	5,498,738
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	5,648	4,913,760
Brand Energy & Infrastructure Services, Inc.†	8.50%	12/1/2021	7,548	7,566,870
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	7,869	5,823,060
Leidos Holdings, Inc.	4.45%	12/1/2020	8,625	8,992,942
MasTec, Inc.	4.875%	3/15/2023	12,880	12,944,400
Mobile Mini, Inc.	5.875%	7/1/2024	5,916	6,167,430
Monitronics International, Inc.	9.125%	4/1/2020	6,575	6,114,750
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	6,510	6,379,800
Sotheby’s†	5.25%	10/1/2022	5,660	5,603,400
United Rentals North America, Inc.	6.125%	6/15/2023	7,096	7,495,150
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	6,341	3,424,308
Total				101,014,593

Technology Hardware & Equipment 1.15%

CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	7,680	7,977,600
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	3,076	3,311,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment (continued)

CommScope Technologies Finance LLC†	6.00%	6/15/2025	$5,776	$6,158,660
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	13,265	14,031,531
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	27,527	29,856,941
Project Homestake Merger Corp.†	8.875%	3/1/2023	4,782	5,152,605
Total				66,489,266

Telecommunications: Satellite 0.18%

Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	15,829	10,367,995

Telecommunications: Wireless 2.82%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	11,175	11,677,875
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	6,935	5,652,025
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	8,335	7,647,362
GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	9,962	10,769,410
SBA Communications Corp.	4.875%	7/15/2022	7,916	8,133,690
T-Mobile USA, Inc.	6.375%	3/1/2025	2,650	2,858,688
T-Mobile USA, Inc.	6.50%	1/15/2026	29,143	32,002,657
T-Mobile USA, Inc.	6.50%	1/15/2024	7,272	7,844,670
T-Mobile USA, Inc.	6.731%	4/28/2022	2,971	3,134,405
T-Mobile USA, Inc.	6.836%	4/28/2023	29,316	31,551,345
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	6,535	6,812,738
Wind Acquisition Finance SA (Italy)†(b)	4.75%	7/15/2020	7,250	7,376,875
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	27,425	28,316,312
Total				163,778,052

Telecommunications: Wireline Integrated & Services 3.96%

Cogent Communications Group, Inc.†	5.375%	3/1/2022	9,292	9,617,220
Columbus Cable Barbados Ltd. (Barbados)†(b)	7.375%	3/30/2021	6,450	6,925,688
Communications Sales & Leasing, Inc./CSL Capital LLC†	6.00%	4/15/2023	2,558	2,666,715
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	6,750	7,070,625
Consolidated Communications, Inc.	6.50%	10/1/2022	5,250	5,118,750
CyrusOne LP/CyrusOne Finance Corp.	6.375%	11/15/2022	2,865	3,058,388
Equinix, Inc.	5.375%	4/1/2023	4,260	4,526,250
Equinix, Inc.	5.875%	1/15/2026	32,654	35,653,923
FairPoint Communications, Inc.†	8.75%	8/15/2019	7,601	7,800,526
Frontier Communications Corp.	6.875%	1/15/2025	6,296	5,674,270
Frontier Communications Corp.	9.25%	7/1/2021	11,025	11,975,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)

Frontier Communications Corp.	10.50%	9/15/2022	$29,701	$32,429,779
Frontier Communications Corp.	11.00%	9/15/2025	28,821	31,234,759
GCI, Inc.	6.875%	4/15/2025	15,021	15,546,735
Sable International Finance Ltd.†	6.875%	8/1/2022	9,375	9,750,000
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	11,560	11,950,150
Windstream Services LLC	7.75%	10/15/2020	21,412	21,947,300
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	6,563	6,858,335
Total				229,805,319

Theaters & Entertainment 0.24%

Carmike Cinemas, Inc.†	6.00%	6/15/2023	5,723	6,037,765
Cinemark USA, Inc.	4.875%	6/1/2023	7,515	7,740,450
Total				13,778,215

Transportation: Infrastructure/Services 0.21%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019	7,631	7,192,218
Ultrapetrol Bahamas Ltd. (Bahamas)(b)(g)	8.875%	6/15/2021	6,354	1,302,570
XPO Logistics, Inc.†	6.50%	6/15/2022	3,344	3,490,300
Total				11,985,088
Total High Yield Corporate Bonds (cost $4,560,215,361)				4,751,102,218

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.04%

Morgan Stanley Capital I Trust 2005-IQ9 G† (cost $1,970,436)	5.51%	7/15/2056	2,000	1,948,901
Total Long-Term Investments (cost $5,463,125,773)				5,689,767,754

SHORT-TERM INVESTMENT 1.17%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $69,220,000 of Federal Home Loan Mortgage Corp. at 1.06% due 6/22/2018; value: $69,306,525; proceeds: $67,943,958 (cost $67,943,902)			67,944	67,943,902
Total Investments in Securities 99.17% (cost $5,531,069,675)				5,757,711,656
Cash and Other Assets in Excess of Liabilities(h) 0.83%				48,291,791
Net Assets 100.00%				$5,806,003,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2016.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2016.
(d)	Interest rate to be determined.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Defaulted (non-income producing security).
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Credit Default Swaps - Sell Protection at August 31, 2016(1):

Referenced Issuer	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
New Albertson’s, Inc.(6)	5.00%	3/20/2019	$3,000,000	$3,281,052	$(53,244)	$334,296	$281,052

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps amounted to $334,296. Total unrealized depreciation on Credit Default Swaps amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Citibank. S&P Credit Rating: B-

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	10/19/2016	18,835,000	$24,934,425	$24,759,611	$174,814
Canadian dollar	Sell	State Street Bank and Trust	11/21/2016	7,350,000	5,731,352	5,607,006	124,346
euro	Sell	Goldman Sachs	11/16/2016	1,290,000	1,446,764	1,443,557	3,207
euro	Sell	Goldman Sachs	11/16/2016	15,073,734	16,906,927	16,868,058	38,869
euro	Sell	State Street Bank and Trust	11/16/2016	876,000	982,764	980,276	2,488
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$343,724

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	10/19/2016	3,430,000	$4,578,614	$4,508,918	$(69,696)
euro	Buy	State Street Bank and Trust	11/16/2016	863,385	966,833	966,160	(673)
British pound	Sell	Deutsche Bank AG	10/19/2016	473,000	619,375	621,784	(2,409)
British pound	Sell	Standard Chartered Bank	10/19/2016	4,000,000	5,179,544	5,258,213	(78,669)
euro	Sell	Bank of America	11/16/2016	3,520,000	3,894,141	3,939,008	(44,867)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(196,314)

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2016	922	Short	$(120,709,969)	$56,025

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. Long Bond	December 2016	862	Long	$146,863,250	$(533,532)
U.S. 5-Year Treasury Note	December 2016	400	Short	(48,500,000)	(131,944)
Totals				$98,363,250	$(665,476)

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks
Auto Parts & Equipment	$—	$9,007,284	$—		$9,007,284
Investments & Miscellaneous Financial Services	5,932,123	—	48,811	(4)	5,980,934
Metals/Mining (Excluding Steel)	31,548,329	—	64,685	(4)	31,613,014
Remaining Industries	268,710,497	—	—		268,710,497
Convertible Bonds	—	106,359,778	—		106,359,778
Convertible Preferred Stocks
Building & Construction	—	4,380,255	—		4,380,255
Diversified Capital Goods	5,699,916	—	—		5,699,916
Energy: Exploration & Production	5,680,080	—	—		5,680,080
Floating Rate Loans(5)
Auto Parts & Equipment	—	—	4,372,041		4,372,041
Building Materials	—	6,434,873	—		6,434,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Chemicals	$—	$5,388,464	$—		$5,388,464
Diversified Capital Goods	—	—	4,701,775		4,701,775
Electric: Generation	—	28,569,661	4,442,580		33,012,241
Energy: Exploration & Production	—	50,549,789	—		50,549,789
Food & Drug Retailers	—	3,842,571	—		3,842,571
Food: Wholesale	—	18,976,632	—		18,976,632
Gaming	—	24,549,198	16,545,360		41,094,558
Gas Distribution	—	5,444,023	—		5,444,023
Health Services	—	7,011,427	—		7,011,427
Machinery	—	11,914,528	—		11,914,528
Media: Diversified	—	8,256,856	—		8,256,856
Metals/Mining (Excluding Steel)	—	21,194,268	11,810,254		33,004,522
Oil Field Equipment & Services	—	3,663,507	—		3,663,507
Packaging	—	14,845,898	—		14,845,898
Personal & Household Products	—	15,862,090	—		15,862,090
Printing & Publishing	—	—	3,829,508		3,829,508
Recreation & Travel	—	8,695,767	—		8,695,767
Software/Services	—	13,265,834	—		13,265,834
Specialty Retail	—	33,698,967	5,057,225		38,756,192
Support: Services	—	41,617,036	14,101,525		55,718,561
Trucking & Delivery	—	5,196,790	—		5,196,790
Foreign Bonds
Luxembourg	—	2,812,608	—		2,812,608
Netherlands	—	6,566,021	948,902	(6)	7,514,923
Remaining Countries	—	30,712,033	—		30,712,033
Foreign Government Obligations	—	64,406,866	—		64,406,866
High Yield Corporate Bonds
Automakers	—	—	850	(4)	850
Banking	—	131,405,223	1,000	(4)	131,406,223
Chemicals	—	154,108,017	311	(4)	154,108,328
Metals/Mining (Excluding Steel)	—	327,217,530	5	(4)	327,217,535
Remaining Industries	—	4,138,369,282	—		4,138,369,282
Non-Agency Commercial Mortgage-Backed Security	—	1,948,901	—		1,948,901
Repurchase Agreement	—	67,943,902	—		67,943,902
Total	$317,570,945	$5,374,215,879	$65,924,832		$5,757,711,656
Other Financial Instruments
Credit Default Swaps
Assets	$—	$281,052	$—		$281,052
Liabilities	—	—	—		—
Forward Foreign Currency Exchange Contracts
Assets	—	343,725	—		343,725
Liabilities	—	(196,314)	—		(196,314)
Futures Contracts
Assets	56,025	—	—		56,025
Liabilities	(665,476)	—	—		(665,476)
Total	$(609,451)	$428,463	$—		$(180,988)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2016

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	Foreign Bonds	High Yield Corporate Bonds
Balance as of December 1, 2015	$346,817	$69,430,038	$844,776	$2,165
Accrued discounts/premiums	—	268,751	8,896	—
Realized gain (loss)	—	(3,658,665)	—	—
Change in unrealized appreciation/depreciation	10,737	5,494,580	7,833	1
Purchases	—	60,718,145	87,397	—
Sales	(244,058)	(48,538,468)	—	—
Net transfers in or out of Level 3	—	(18,854,113)	—	—
Balance as of August 31, 2016	$113,496	$64,860,268	$948,902	$2,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.11%

ASSET-BACKED SECURITIES 15.05%

Automobiles 7.77%

Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$241	$240,521
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	3,438	3,441,185
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	265	264,432
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	2,067	2,065,007
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,633	1,645,861
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	4,125	4,124,116
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	900	902,193
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,804	1,812,244
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	7,403	7,450,412
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	2,503	2,549,051
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,430,241
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,287	1,296,051
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	2,255	2,273,379
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	636	636,224
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	5,189	5,197,924
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,383,995
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	2,044	2,045,974
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	1,311	1,319,754
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,180,060
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	3,837	3,840,195
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	5,506	5,562,157
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,508,853
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	2,748	2,749,531
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	2,888	2,891,572
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	236	236,353
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	500	499,685
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,141	1,139,716
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	653	652,807
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	2,856	2,858,898
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	2,533	2,533,047
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,959,927
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	1,977	1,978,802
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	4,140	4,154,637
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	959	960,439
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,115	2,117,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	$2,862	$2,888,818
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	444	443,881
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	872,895
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	2,275	2,300,511
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	5,265	5,263,501
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	3,620	3,618,384
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	907	910,994
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	4,359	4,357,812
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	4,239	4,241,160
Honda Auto Receivables Owner Trust 2013-3 A4	1.13%	9/16/2019	1,547	1,547,856
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	218	217,805
Hyundai Auto Receivables Trust 2012-C A4	0.73%	6/15/2018	128	128,198
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	1,117	1,116,952
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%	8/15/2018	1,839	1,841,747
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	4,655	4,659,906
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,955	2,956,200
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	951	951,133
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	1,070	1,071,687
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	467	472,200
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	1,434	1,479,509
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	929,916
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	1,984	1,985,017
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	855	857,903
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	3,787	3,786,747
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,196	4,158,902
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	257	254,447
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	388	390,443
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	2,546	2,544,352
Total				145,151,964

Credit Cards 1.98%

Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	2,072	2,076,282
Capital One Multi-Asset Execution Trust 2014-A1	0.88%#	11/15/2019	7,931	7,934,579
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	1,912	1,914,746
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	5,371	5,361,497
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	8,890	8,890,092
Citibank Credit Card Issuance Trust 2014-A2	1.02%	2/22/2019	1,283	1,283,543
Discover Card Execution Note Trust 2014-A3	1.22%	10/15/2019	6,965	6,973,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

First National Master Note Trust 2015-1 A	1.278	%#	9/15/2020	$421	$422,605
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	2,175	2,211,028
Total					37,067,752

Other 5.30%

Apollo Credit Funding IV Ltd. 4A A1†	2.098	%#	4/15/2027	3,000	2,999,750
Ascentium Equipment Receivables Trust 2016-1A A1†	0.95%		4/10/2017	1,578	1,578,121
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.783	%#	4/18/2025	2,500	2,488,773
Cent CLO Ltd. 2013-18A A†	1.758	%#	7/23/2025	2,500	2,475,640
Cent CLO Ltd. 2013-19A A1A†	1.968	%#	10/29/2025	2,600	2,591,561
CIFC Funding I Ltd. 2013-1A A1†	1.783	%#	4/16/2025	4,755	4,733,962
CIFC Funding II Ltd. 2014-2A A1L†	2.141	%#	5/24/2026	4,250	4,252,532
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,249,020
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	1,356	1,358,303
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	689	690,970
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	4,442	4,444,297
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%		1/15/2019	3,370	3,380,221
Ford Credit Floorplan Master Owner Trust 2014-1 A1	1.20%		2/15/2019	4,441	4,443,129
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.133	%#	10/19/2025	4,500	4,504,980
GE Dealer Floorplan Master Note Trust 2012-2 A	1.262	%#	4/22/2019	1,509	1,513,726
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.933	%#	4/17/2022	1,298	1,295,380
JFIN Revolver CLO Ltd. 2014-2A A2†	1.936	%#	2/20/2022	3,479	3,487,721
JFIN Revolver CLO Ltd. 2015-4A A†	1.785	%#	4/22/2020	1,574	1,576,379
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,275	3,278,784
Leaf Receivables Funding 11 LLC 2016-1 A1†	1.00%		6/15/2017	4,356	4,355,865
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	3,444	3,440,500
NCF Dealer Floorplan Master Trust 2016-1A B†	6.012	%#	3/21/2022	761	743,864
NCF Dealer Floorplan Master Trust 2016-1A C†	9.012	%#	3/21/2022	3,136	3,105,082
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	4,428	4,416,012
Oaktree CLO Ltd. 2014-2A A1A†	2.164	%#	10/20/2026	3,500	3,503,885
Oaktree EIF I Series Ltd. 2015-A1 B†	3.233	%#	10/18/2027	4,900	4,965,906
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.148	%#	4/15/2026	3,175	3,178,570
OHA Loan Funding Ltd. 2015-1A A†	2.126	%#	2/15/2027	2,000	2,002,424
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	918,872
OZLM Funding Ltd. 2012-1A A2R†	2.985	%#	7/22/2027	2,500	2,506,866
OZLM VII Ltd. 2014-7A A1B†	2.123	%#	7/17/2026	3,500	3,500,754
Shackleton CLO Ltd. 2014-5A A†	2.132	%#	5/7/2026	3,200	3,207,863
SLM Private Education Loan Trust 2012-E A1†	1.231	%#	10/16/2023	469	468,763
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.953	%#	4/17/2021	2,000	1,992,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Venture XVIII CLO Ltd. 2014-18A A†	2.078%#	10/15/2026		$2,250	$2,248,457
Westchester CLO Ltd. 2007-1A A1A†	0.862%#	8/1/2022		1,143	1,137,057
Total					99,036,066
Total Asset-Backed Securities (cost $280,557,305)					281,255,782

			Shares (000)
COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR (cost $42,947)				28	22,659

			Principal Amount (000)
CONVERTIBLE BONDS 0.13%

Oil 0.00%

Oleo e Gas Participacoes SA(a)(b)	10.00%	9/1/2016	BRL	23	40,111
Oleo e Gas Participacoes SA(a)(b)	10.00%	9/1/2016	BRL	18	31,703
Total					71,814

Retail 0.13%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019		$1,164	1,006,132
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020		1,622	1,310,779
Total					2,316,911
Total Convertible Bonds (cost $2,252,917)					2,388,725

CORPORATE BONDS 59.41%

Auto Parts: Original Equipment 0.25%

International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		2,000	1,987,500
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018		1,050	1,078,875
TI Group Automotive Systems LLC†	8.75%	7/15/2023		1,595	1,670,762
Total					4,737,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automotive 1.69%

Ford Motor Co.	6.375%	2/1/2029		$6,906	$8,426,114
Ford Motor Co.	7.45%	7/16/2031		6,635	9,039,358
General Motors Co.	6.60%	4/1/2036		11,480	14,198,120
Total					31,663,592

Banks: Regional 9.57%

ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025		3,900	4,140,033
Banco de Bogota SA (Colombia)†(c)	6.25%	5/12/2026		1,820	1,938,300
Bank of America Corp.	3.875%	8/1/2025		6,120	6,573,015
Bank of America Corp.	4.20%	8/26/2024		2,372	2,522,088
Bank of America Corp.	4.25%	10/22/2026		5,187	5,509,943
Bank of America Corp.	4.45%	3/3/2026		9,394	10,136,286
Bank of America Corp.	6.30%	—	(d)	1,470	1,609,650
Bank of America Corp.	6.50%	—	(d)	5,302	5,786,338
Citigroup, Inc.	4.45%	9/29/2027		634	670,288
Citigroup, Inc.	5.875%	2/22/2033		5,846	6,954,542
Citigroup, Inc.	5.95%	—	(d)	7,613	7,919,632
Citigroup, Inc.	6.125%	—	(d)	10,513	10,982,405
Commonwealth Bank of Australia (Australia)†(c)	4.50%	12/9/2025		10,500	11,269,198
Discover Bank/Greenwood DE	3.45%	7/27/2026		5,548	5,593,993
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		7,767	9,936,339
Intesa Sanpaolo SpA (Italy)†(c)	5.71%	1/15/2026		5,500	5,401,622
JPMorgan Chase & Co.	5.30%	—	(d)	6,124	6,265,617
JPMorgan Chase & Co.	6.75%	—	(d)	6,515	7,355,174
Lloyds Banking Group plc (United Kingdom)†(c)	4.582%	12/10/2025		6,500	6,685,302
Macquarie Bank Ltd. (Australia)†(c)	4.875%	6/10/2025		1,850	1,970,905
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021		5,946	6,851,053
Morgan Stanley	3.125%	7/27/2026		10,543	10,688,841
Morgan Stanley	5.55%	—	(d)	4,882	5,010,153
Popular, Inc.	7.00%	7/1/2019		2,476	2,568,850
Royal Bank of Scotland Group plc (United Kingdom)(c)	4.80%	4/5/2026		5,500	5,770,980
Royal Bank of Scotland Group plc (United Kingdom)(c)	8.625%	—	(d)	2,400	2,451,000
Santander Bank NA	8.75%	5/30/2018		1,000	1,104,330
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029		5,730	7,276,750
UBS Group Funding Jersey Ltd. (Jersey)†(c)	4.125%	4/15/2026		10,526	11,137,497
Wells Fargo & Co.	5.875%	—	(d)	6,172	6,824,380
Total					178,904,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.33%

Beam Suntory, Inc.	6.625%	7/15/2028	$755	$987,839
Central American Bottling Corp. (Guatemala)†(c)	6.75%	2/9/2022	4,920	5,129,100
Total				6,116,939

Biotechnology Research & Production 0.53%

Amgen, Inc.	6.40%	2/1/2039	7,448	9,864,027

Business Services 0.50%

Chicago Parking Meters LLC†	5.489%	12/30/2020	3,147	3,409,384
Lender Processing Services, Inc.	5.75%	4/15/2023	5,604	5,926,230
Total				9,335,614

Chemicals 1.67%

Blue Cube Spinco, Inc.†	10.00%	10/15/2025	3,948	4,707,990
Celanese US Holdings LLC	4.625%	11/15/2022	4,125	4,516,875
Dow Chemical Co. (The)	9.40%	5/15/2039	750	1,234,521
Grupo Idesa SA de CV (Mexico)†(c)	7.875%	12/18/2020	1,000	1,040,000
Montell Finance Co. BV (Netherlands)†(c)	8.10%	3/15/2027	8,359	11,275,756
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	7,317	8,396,097
Total				31,171,239

Computer Hardware 1.46%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	5,260	5,638,073
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	1,338	1,451,251
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	5,250	6,114,539
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	8,607	9,217,107
Leidos, Inc.	7.125%	7/1/2032	4,732	4,912,620
Total				27,333,590

Computer Software 0.10%

Change Healthcare Holdings, Inc.	11.00%	12/31/2019	1,726	1,825,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.16%

Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	$1,550	$1,588,750
PaperWorks Industries, Inc.†	9.50%	8/15/2019	1,460	1,387,000
Total				2,975,750

Drugs 1.88%

AbbVie, Inc.	4.30%	5/14/2036	5,420	5,747,194
Actavis Funding SCS (Luxembourg)(c)	4.55%	3/15/2035	13,548	14,636,541
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	2,376	2,402,730
Express Scripts Holding Co.	6.125%	11/15/2041	1,310	1,655,116
Mylan NV†	3.95%	6/15/2026	6,000	6,199,248
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	3,452	4,444,747
Total				35,085,576

Electric: Power 2.95%

Appalachian Power Co.	7.00%	4/1/2038	760	1,055,215
Black Hills Corp.	4.20%	9/15/2046	3,935	4,073,909
Cleco Corporate Holdings LLC†	4.973%	5/1/2046	4,924	5,533,704
Dominion Resources, Inc.	5.75%	10/1/2054	2,978	3,082,230
Dominion Resources, Inc.	7.00%	6/15/2038	4,000	5,603,444
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,012,014
Emera US Finance LP†	4.75%	6/15/2046	3,154	3,487,390
Emera, Inc. (Canada)(c)	6.75%	6/15/2076	3,941	4,269,061
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	3,165,362
Exelon Generation Co. LLC	6.25%	10/1/2039	6,250	7,216,169
ITC Holdings Corp.	3.25%	6/30/2026	3,450	3,547,418
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	1,750	1,814,488
Puget Sound Energy, Inc.(e)	6.974%	6/1/2067	3,106	2,665,352
Red Oak Power LLC	8.54%	11/30/2019	1,607	1,614,884
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	4,655	4,971,340
Total				55,111,980

Electrical Equipment 0.76%

KLA-Tencor Corp.	4.65%	11/1/2024	6,750	7,438,237
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	6,400	6,768,000
Total				14,206,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.08%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	$1,500	$1,496,250

Entertainment 0.36%

CCM Merger, Inc.†	9.125%	5/1/2019	1,250	1,311,163
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	1,183	1,295,385
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	2,564	2,583,668
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	1,350	1,485,000
Total				6,675,216

Financial Services 2.19%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	541,388
Affiliated Managers Group, Inc.	4.25%	2/15/2024	516	544,954
International Lease Finance Corp.	5.875%	4/1/2019	5,630	6,087,437
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,184,427
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,000	2,025,000
Navient Corp.	4.875%	6/17/2019	3,948	3,997,350
Navient Corp.	6.625%	7/26/2021	798	824,933
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	2,952	2,546,369
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	7,100	7,410,625
OM Asset Management plc (United Kingdom)(c)	4.80%	7/27/2026	1,973	1,985,209
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	2,318	2,399,130
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	10,600	11,410,868
Total				40,957,690

Food 1.10%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	1,709	1,773,087
Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	2,020	2,017,475
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	5.625%	8/15/2026	1,273	1,319,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	9.875%	2/1/2020	$1,515	$1,566,401
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,319	3,451,760
Kraft Heinz Foods Co.	6.75%	3/15/2032	3,506	4,634,708
Kraft Heinz Foods Co.	6.875%	1/26/2039	3,585	5,053,255
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	714,135
Total				20,529,967

Health Care Services 0.17%

IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	278	253,327
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	440	474,100
Tenet Healthcare Corp.	8.00%	8/1/2020	2,472	2,518,350
Total				3,245,777

Household Equipment/Products 0.08%

Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	1,400	1,433,250

Insurance 1.95%

Aon Corp.	8.205%	1/1/2027	5,545	7,374,850
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,935	5,134,527
MGIC Investment Corp.	5.75%	8/15/2023	2,475	2,598,750
Protective Life Corp.	8.45%	10/15/2039	5,103	7,313,523
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,330	12,960,919
Willis North America, Inc.	7.00%	9/29/2019	989	1,111,948
Total				36,494,517

Investment Management Companies 0.04%

GrupoSura Finance SA†	5.50%	4/29/2026	600	650,250

Leisure 0.57%

Carnival plc (United Kingdom)(c)	7.875%	6/1/2027	5,500	7,058,436
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	3,013	3,653,262
Total				10,711,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.35%

Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	$5,000	$5,215,040
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,300	1,309,750
Total				6,524,790

Machinery: Agricultural 0.20%

Reynolds American, Inc.	8.125%	5/1/2040	2,599	3,760,904

Manufacturing 0.38%

Trinity Industries, Inc.	4.55%	10/1/2024	7,053	7,008,975

Media 4.76%

21st Century Fox America, Inc.	6.75%	1/9/2038	7,964	10,240,247
21st Century Fox America, Inc.	6.90%	8/15/2039	4,828	6,576,175
Block Communications, Inc.†	7.25%	2/1/2020	500	517,500
Cablevision SA (Argentina)†(c)	6.50%	6/15/2021	250	261,250
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	2,850	3,417,615
Cox Communications, Inc.†	8.375%	3/1/2039	6,098	7,847,687
Discovery Communications LLC	6.35%	6/1/2040	5,960	6,329,478
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(c)	5.307%	5/11/2022	2,295	2,346,638
Time Warner Cable, Inc.	6.55%	5/1/2037	2,560	3,098,716
Time Warner Cable, Inc.	7.30%	7/1/2038	10,811	14,084,690
Time Warner, Inc.	7.625%	4/15/2031	10,500	14,826,725
Univision Communications, Inc.†	8.50%	5/15/2021	3,095	3,220,375
Viacom, Inc.	4.85%	12/15/2034	865	875,947
Viacom, Inc.	6.875%	4/30/2036	8,807	10,326,947
VTR Finance BV (Netherlands)†(c)	6.875%	1/15/2024	3,000	3,156,600
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	1,720	1,797,400
Total				88,923,990

Metals & Minerals: Miscellaneous 1.38%

Aleris International, Inc.†	9.50%	4/1/2021	1,456	1,601,600
Barrick International Barbados Corp. (Barbados)†(c)	6.35%	10/15/2036	4,799	5,557,573
Barrick North America Finance LLC	7.50%	9/15/2038	1,310	1,618,937
Glencore Finance Canada Ltd. (Canada)†(c)	6.00%	11/15/2041	4,360	4,352,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Glencore Funding LLC†	4.625%	4/29/2024	$479	$487,383
Goldcorp, Inc. (Canada)(c)	5.45%	6/9/2044	3,600	3,950,651
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	3,922	4,069,075
Teck Resources Ltd. (Canada)(c)	4.50%	1/15/2021	2,500	2,393,750
Teck Resources Ltd. (Canada)(c)	4.75%	1/15/2022	639	600,858
Thompson Creek Metals Co., Inc.	12.50%	5/1/2019	1,189	1,233,588
Total				25,865,619

Miscellaneous 0.39%

Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	7,170	7,277,550

Natural Gas 0.53%

Black Hills Gas LLC†	5.90%	4/1/2017	4,150	4,221,019
Southern Star Central Corp.†	5.125%	7/15/2022	5,693	5,735,697
Total				9,956,716

Oil 3.91%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	976	3,757
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	2,049	7,890
Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,262,228
Apache Corp.	6.00%	1/15/2037	4,878	5,623,080
Bill Barrett Corp.	7.00%	10/15/2022	985	723,975
Canadian Natural Resources Ltd. (Canada)(c)	6.50%	2/15/2037	1,776	1,967,895
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	1,975	2,034,250
Chaparral Energy, Inc.(a)	8.25%	9/1/2021	2,027	1,287,145
Continental Resources, Inc.	7.125%	4/1/2021	2,000	2,076,250
Eni SpA (Italy)†(c)	5.70%	10/1/2040	11,355	12,121,338
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	4,448	4,737,783
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,850	2,935,500
Kerr-McGee Corp.	7.125%	10/15/2027	2,600	2,878,002
Kerr-McGee Corp.	7.875%	9/15/2031	2,795	3,393,362
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	3,025	2,374,625
Memorial Resource Development Corp.	5.875%	7/1/2022	984	996,300
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	1,800	36
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	4,570	3,861,650
Sanchez Energy Corp.	6.125%	1/15/2023	5,624	4,471,080
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	3,881	5,350,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

SM Energy Co.	6.125%	11/15/2022	$1,625	$1,588,438
Tengizchevroil Finance Co. International Ltd.†	4.00%	8/15/2026	1,975	1,973,025
Valero Energy Corp.	10.50%	3/15/2039	4,697	7,308,701
Total				72,976,598

Oil: Crude Producers 6.59%

Buckeye Partners LP	4.875%	2/1/2021	3,982	4,258,725
Colonial Pipeline Co.†	7.63%	4/15/2032	3,820	5,139,699
DCP Midstream LLC†	6.75%	9/15/2037	5,000	4,875,000
Enbridge Energy Partners LP	8.05%	10/1/2077	5,055	4,315,706
Energy Transfer Partners LP	6.625%	10/15/2036	3,205	3,480,258
Energy Transfer Partners LP	7.50%	7/1/2038	6,379	7,530,378
Energy Transfer Partners LP	8.25%	11/15/2029	1,966	2,447,888
Enterprise Products Operating LLC(f)	4.465%#	8/1/2066	5,000	4,693,750
Enterprise Products Operating LLC	7.55%	4/15/2038	8,178	10,916,387
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	7,789	8,121,193
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	5,605	5,906,286
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,680	7,527,358
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	915	1,032,831
Kinder Morgan, Inc.	7.75%	1/15/2032	13,688	16,564,793
Kinder Morgan, Inc.	7.80%	8/1/2031	620	760,866
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	7,001,500
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,894	2,081,629
Ruby Pipeline LLC†	6.00%	4/1/2022	9,231	9,577,209
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	3,500	3,762,500
Southeast Supply Header LLC†	4.25%	6/15/2024	6,900	6,976,949
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,051	1,324,502
Williams Cos., Inc. (The)	8.75%	3/15/2032	3,948	4,895,520
Total				123,190,927

Oil: Integrated Domestic 1.28%

FTS International, Inc.†	8.153%#	6/15/2020	2,639	2,150,785
Halliburton Co.	6.70%	9/15/2038	2,560	3,318,415
National Oilwell Varco, Inc.	3.95%	12/1/2042	4,564	3,672,149
Oceaneering International, Inc.	4.65%	11/15/2024	4,214	4,228,753
Schlumberger Holdings Corp.†	4.00%	12/21/2025	2,186	2,390,155
Trinidad Drilling Ltd. (Canada)†(c)	7.875%	1/15/2019	2,337	2,161,725
Weatherford International Ltd.	9.875%	3/1/2039	6,209	5,991,685
Total				23,913,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.64%

Georgia-Pacific LLC	8.875%	5/15/2031	$5,028	$8,033,517
International Paper Co.	7.30%	11/15/2039	2,955	4,008,656
Total				12,042,173

Real Estate Investment Trusts 2.50%

Brixmor Operating Partnership LP	3.85%	2/1/2025	5,715	5,837,792
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	2,692	2,819,870
EPR Properties	5.25%	7/15/2023	9,021	9,675,609
Equinix, Inc.	5.75%	1/1/2025	2,674	2,874,550
HCP, Inc.	3.40%	2/1/2025	6,812	6,731,680
HCP, Inc.	4.00%	12/1/2022	1,871	1,975,621
Hospitality Properties Trust	4.65%	3/15/2024	4,500	4,623,606
Omega Healthcare Investors, Inc.	4.50%	4/1/2027	3,865	3,920,312
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	1,315	1,377,942
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,873	3,006,537
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,682	1,702,655
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,970	2,130,063
Total				46,676,237

Retail 0.95%

Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	507	436,375
New Albertson’s, Inc.	7.45%	8/1/2029	986	976,140
PVH Corp.	7.75%	11/15/2023	5,967	6,891,885
Rite Aid Corp.	9.25%	3/15/2020	181	191,181
Serta Simmons Bedding LLC†	8.125%	10/1/2020	1,185	1,237,584
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	5,375	5,857,186
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,970	2,220,943
Total				17,811,294

Retail: Specialty 0.06%

Revlon Escrow Corp.†	6.25%	8/1/2024	1,080	1,125,900

Savings & Loan 0.16%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,485	3,045,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.22%

Vale Overseas Ltd. (Brazil)(c)	6.875%	11/10/2039	$4,230	$4,177,125

Technology 0.91%

Amazon.com, Inc.	4.80%	12/5/2034	8,882	10,700,554
Expedia, Inc.†	5.00%	2/15/2026	5,920	6,261,442
Total				16,961,996

Telecommunications 5.29%

AT&T, Inc.	6.00%	8/15/2040	23,987	29,322,788
AT&T, Inc.	6.50%	9/1/2037	9,949	12,979,266
Digicel Group Ltd. (Jamaica)†(c)	7.125%	4/1/2022	2,350	1,915,250
Digicel Ltd. (Jamaica)†(c)	6.75%	3/1/2023	924	847,770
Frontier Communications Corp.	6.875%	1/15/2025	5,510	4,965,887
Frontier Communications Corp.	10.50%	9/15/2022	2,835	3,095,466
GTH Finance BV (Netherlands)†(c)	7.25%	4/26/2023	650	702,682
Qwest Capital Funding, Inc.	6.875%	7/15/2028	2,255	2,049,231
T-Mobile USA, Inc.	6.542%	4/28/2020	2,206	2,280,453
U.S. Cellular Corp.	6.70%	12/15/2033	2,424	2,387,640
Verizon Communications, Inc.	4.40%	11/1/2034	5,736	6,118,580
Verizon Communications, Inc.	5.05%	3/15/2034	2,628	3,005,533
Verizon Communications, Inc.	5.85%	9/15/2035	18,834	23,605,142
Verizon Communications, Inc.	6.40%	9/15/2033	4,233	5,546,525
Total				98,822,213

Transportation: Miscellaneous 0.11%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	1,950	2,018,250

Utilities 0.41%

Aquarion Co.†	4.00%	8/15/2024	7,250	7,674,168
Total Corporate Bonds (cost $1,062,781,876)				1,110,280,744

FLOATING RATE LOANS(g) 1.30%

Business Services 0.14%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	2,606	2,534,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.07%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	$1,362	$1,338,295

Electrical Equipment 0.01%

MKS Instruments, Inc. Tranche B1 Term Loan	4.25%	5/1/2023	139	140,013

Entertainment 0.12%

Kasima LLC Term Loan	3.25%	5/17/2021	2,328	2,337,184

Financial: Miscellaneous 0.02%

Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	394	392,363

Food 0.05%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	900	896,251

Gaming 0.18%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	3,289	3,302,512

Lodging 0.34%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	6,307	6,337,487

Media 0.16%

AMC Networks, Inc. Term Loan A	1.998%	12/16/2019	2,957	2,931,576

Oil 0.10%

Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	1,000	1,034,585
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	4,000	933,340
Total				1,967,925

Retail 0.11%

J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	2,599	2,067,252
Total Floating Rate Loans (cost $27,177,602)				24,245,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
FOREIGN BONDS(b) 0.64%

Brazil 0.04%

BRF SA†	7.75%		5/22/2018	BRL	2,500		$709,348

Mexico 0.09%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250		1,726,264

United Kingdom 0.51%

Old Mutual plc	8.00%		6/3/2021	GBP	5,000		7,563,241
R&R Ice Cream plc PIK†	9.25%		5/15/2018	EUR	1,750		1,971,558
Total							9,534,799
Total Foreign Bonds (cost $14,335,649)							11,970,411

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.20%

Argentina 0.10%

Provincia de Mendoza†	8.375%		5/19/2024		$800		844,000
Provincia of Neuquen†	8.625%		5/12/2028		1,050		1,134,000
Total							1,978,000

Qatar 0.10%

State of Qatar†	3.25%		6/2/2026		1,800		1,844,595
Total Foreign Government Obligations (cost $3,621,671)							3,822,595

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.53%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(h)	10/15/2020		—	(i)	390
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022		3		2,643
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(h)	8/15/2021		—	(i)	38
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(h)	12/15/2020		—	(i)	559
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(h)	12/15/2020		—	(i)	660
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(h)	2/15/2021		—	(i)	445
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(h)	2/15/2021		—	(i)	421
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(h)	4/15/2021		—	(i)	223
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(h)	4/15/2021		—	(i)	438
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(h)	4/15/2021		—	(i)	1,510
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(h)	5/15/2021		—	(i)	1,304
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021		5		4,990
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(h)	9/15/2021		—	(i)	583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	$4		$3,872
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(h)	11/15/2021	—	(i)	430
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(h)	2/15/2022	—	(i)	142
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(h)	4/15/2022	—	(i)	200
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	34		32,653
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	11		10,719
Federal National Mortgage Assoc. 94 2 IO	9.50	%(h)	8/25/2021	3		365
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	1		1,238
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(h)	12/25/2021	—	(i)	470
Government National Mortgage Assoc. 2013-48 IO	0.599	%#(h)	7/16/2054	18,510		858,872
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	8,774		9,029,438
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,961,943)						9,952,603

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.18%

Federal National Mortgage Assoc.(j) (cost $3,393,515)	3.00%		TBA	3,220		3,371,692

MUNICIPAL BONDS 0.91%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%		4/1/2057	4,250		5,385,728
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,495,415
North Texas Tollway Auth	8.91%		2/1/2030	7,500		9,039,525
Total Municipal Bonds (cost $15,229,573)						16,920,668

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.91%

Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.512	%#	9/15/2048	501		532,205
Citigroup Commercial Mortgage Trust 2016-P3 C	4.998	%#	4/15/2049	1,159		1,281,138
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#	4/15/2049	917		671,241
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	5,100		5,123,022
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.801	%#	10/10/2053	1,500		1,587,984
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.801	%#	10/10/2053	3,186		2,678,851
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.591	%#	7/10/2050	1,776		1,665,102
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.591	%#	7/10/2050	1,776		1,665,102
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.134	%#	9/15/2039	1,300		1,328,190
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%		7/27/2036	343		333,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%		6/27/2037	$562	$551,533
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,400	2,974,358
DBWF Mortgage Trust 2015-LCM D†	3.535	%#	6/10/2034	1,600	1,527,043
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#	12/15/2034	1,472	1,482,850
GS Mortgage Securities Trust 2013-GC12 XA IO	1.836	%#	6/10/2046	28,338	1,992,355
GS Mortgage Securities Trust 2013-GC12 XB IO	0.681	%#	6/10/2046	47,400	1,546,188
GS Mortgage Securities Trust 2015-GC32 C	4.559	%#	7/10/2048	1,022	1,073,995
GS Mortgage Securities Trust 2015-GS1 XB IO	0.332	%#	11/10/2048	30,000	576,450
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723	%#	8/5/2034	16,028	748,588
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	3,500	3,648,689
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#	8/5/2034	3,294	3,186,953
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665	%#	8/5/2034	18,308	548,233
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.395	%#	4/15/2047	6,669	265,038
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.435	%#	4/15/2047	1,896	41,944
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.456	%#	7/15/2048	824	774,435
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.714	%#	3/18/2051	3,810	3,851,539
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,153	970,743
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	4,585	4,848,231
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	718	707,814
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.432	%#	7/15/2046	2,256	2,128,531
Wells Fargo Commercial Mortgage Trust 2016-C33 C	3.896%		3/15/2059	2,466	2,483,070
Wells Fargo Commercial Mortgage Trust 2016-C33 D†	3.123%		3/15/2059	1,973	1,463,402
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	906	922,237
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.345	%#	5/15/2047	13,159	780,871
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#	5/15/2047	2,617	109,224
Total Non-Agency Commercial Mortgage-Backed Securities (cost $52,025,643)					54,405,481

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.20%

Electric: Power

SCE Trust III (cost $2,990,000)	5.75%			120	3,730,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 13.65%

U.S. Treasury Bond	2.50%	5/15/2046	$2,117	$2,240,713
U.S. Treasury Note	1.125%	8/31/2021	140,350	139,977,231
U.S. Treasury Note	1.25%	3/31/2021	48,631	48,799,117
U.S. Treasury Note	1.375%	5/31/2021	10,007	10,098,084
U.S. Treasury Note	1.50%	8/15/2026	2,257	2,242,718
U.S. Treasury Note	1.75%	10/31/2020	42,301	43,361,021
U.S. Treasury Note	2.625%	11/15/2020	7,926	8,406,981
Total U.S. Treasury Obligations (cost $254,487,530)				255,125,865
Total Long-Term Investments (cost $1,728,858,171)				1,777,492,757

SHORT-TERM INVESTMENTS 4.18%

COMMERCIAL PAPER 1.15%

Chemicals 0.40%

Albemarle Corp.	Zero Coupon	9/14/2016	2,500	2,498,826
Albemarle Corp.	Zero Coupon	10/4/2016	3,000	2,996,425
Potash Corp. of Saskatchewan, Inc.	Zero Coupon	10/3/2016	2,000	1,998,436
Total				7,493,687

Health Care Services 0.16%

Humana, Inc.	Zero Coupon	10/6/2016	3,000	2,997,433

Manufacturing 0.16%

Pentair Finance SA	Zero Coupon	9/2/2016	1,500	1,499,942
Pentair Finance SA	Zero Coupon	10/13/2016	1,500	1,497,375
Total				2,997,317

Oil: Integrated Domestic 0.27%

FMC Technologies, Inc.	Zero Coupon	9/26/2016	2,500	2,498,472
Schlumberger Holdings Corp.	Zero Coupon	9/20/2016	2,500	2,498,747
Total				4,997,219

Telecommunications 0.16%

Deutsche Telekom AG	Zero Coupon	9/29/2016	3,000	2,997,900
Total Commercial Paper (cost $21,483,556)				21,483,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 3.03%

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $57,700,000 of Federal Home Loan Mortgage Corp. at 1.06% due 6/22/2018; value: $57,772,125; proceeds: $56,638,968 (cost $56,638,921)	$56,639	$56,638,921
Total Short-Term Investments (cost $78,122,477)		78,122,477
Total Investments in Securities 99.29% (cost $1,806,980,648)		1,855,615,234
Other Assets in Excess of Liabilities(k) 0.71%		13,182,101
Net Assets 100.00%		$1,868,797,335

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2016.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(f)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2016.
(h)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(i)	Amount is less than $1,000.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Credit Default Swaps on Indexes - Buy Protection at August 31, 2016(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
Markit CMBX. NA.AAA.8(6)	.50%	10/17/2057	$8,877,000	$9,129,561	$432,109	$(179,548)	$252,561

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged backed securities.(See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments paid are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $179,548.
(5)	Includes upfront payments paid.
(6)	Swap Counterparty: Morgan Stanley.

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	9/13/2016	7,900,000	$509,349	$525,645	$16,296
Argentine peso	Buy	J.P. Morgan	10/3/2016	87,600,000	5,640,695	5,757,003	116,308
Brazilian real	Buy	Barclays Bank plc	9/9/2016	18,450,000	5,100,771	5,703,069	602,298
Brazilian real	Buy	Goldman Sachs	10/13/2016	17,330,000	5,047,181	5,302,875	255,694
Brazilian real	Buy	Goldman Sachs	10/13/2016	550,000	167,555	168,297	742
Brazilian real	Buy	Morgan Stanley	10/13/2016	750,000	226,067	229,495	3,428
Brazilian real	Buy	Morgan Stanley	10/13/2016	1,530,000	466,108	468,171	2,063
Brazilian real	Buy	State Street Bank and Trust	10/13/2016	1,800,000	543,232	550,789	7,557
Chilean peso	Buy	Bank of America	9/9/2016	3,760,000,000	5,481,849	5,520,401	38,552
Chinese yuan renminbi	Buy	Bank of America	10/13/2016	41,815,000	6,214,942	6,241,010	26,068
Colombian peso	Buy	State Street Bank and Trust	11/15/2016	10,350,000,000	3,316,245	3,434,972	118,727
Colombian peso	Buy	UBS AG	9/9/2016	19,750,000,000	6,576,757	6,635,611	58,854
Czech koruna	Buy	Citibank N.A.	10/13/2016	77,500,000	3,173,503	3,203,347	29,844
Czech koruna	Buy	J.P. Morgan	9/9/2016	42,800,000	1,754,399	1,766,788	12,389
Hungarian forint	Buy	Standard Chartered Bank	11/14/2016	181,400,000	653,289	653,848	559
Hungarian forint	Buy	State Street Bank and Trust	10/13/2016	1,735,000,000	6,136,814	6,251,327	114,513
Hungarian forint	Buy	State Street Bank and Trust	11/14/2016	31,200,000	112,429	112,459	30

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indian rupee	Buy	Bank of America	10/13/2016	305,700,000	$4,470,802	$4,536,506	$65,704
Indian rupee	Buy	Barclays Bank plc	9/9/2016	61,500,000	913,140	917,294	4,154
Indian rupee	Buy	J.P. Morgan	10/13/2016	37,000,000	544,134	549,070	4,936
Indian rupee	Buy	State Street Bank and Trust	9/9/2016	272,000,000	4,011,208	4,056,977	45,769
Indian rupee	Buy	State Street Bank and Trust	11/15/2016	297,000,000	4,378,594	4,386,915	8,321
Indonesian rupiah	Buy	J.P. Morgan	9/9/2016	103,500,000,000	7,646,842	7,785,467	138,625
Indonesian rupiah	Buy	J.P. Morgan	9/9/2016	29,600,000,000	2,203,365	2,226,568	23,203
Indonesian rupiah	Buy	State Street Bank and Trust	9/9/2016	4,000,000,000	300,337	300,888	551
Israeli new shekel	Buy	J.P. Morgan	9/9/2016	8,200,000	2,127,163	2,171,208	44,045
Israeli new shekel	Buy	Morgan Stanley	10/13/2016	14,400,000	3,721,572	3,815,068	93,496
Mexican peso	Buy	Goldman Sachs	10/13/2016	2,800,000	148,110	148,311	201
Philippine peso	Buy	Goldman Sachs	10/13/2016	478,900,000	10,102,776	10,258,845	156,069
Philippine peso	Buy	J.P. Morgan	10/13/2016	6,120,000	131,100	131,101	1
Polish zloty	Buy	J.P. Morgan	10/13/2016	11,800,000	2,940,266	3,016,638	76,372
Polish zloty	Buy	UBS AG	11/14/2016	600,000	153,224	153,303	79
Romanian new leu	Buy	Bank of America	11/14/2016	450,000	112,800	112,871	71
Romanian new leu	Buy	J.P. Morgan	9/9/2016	10,100,000	2,475,747	2,530,225	54,478
Romanian new leu	Buy	Standard Chartered Bank	11/14/2016	5,320,000	1,334,269	1,334,389	120
Russian ruble	Buy	Bank of America	10/13/2016	9,000,000	133,448	136,308	2,860
Russian ruble	Buy	Barclays Bank plc	11/14/2016	41,000,000	613,693	616,402	2,709
Russian ruble	Buy	J.P. Morgan	9/9/2016	448,000,000	6,707,792	6,840,332	132,540
South African rand	Buy	State Street Bank and Trust	9/9/2016	32,700,000	2,190,182	2,221,143	30,961
South Korean won	Buy	J.P. Morgan	9/9/2016	1,055,000,000	931,740	945,383	13,643
South Korean won	Buy	J.P. Morgan	10/13/2016	3,740,000,000	3,236,526	3,350,675	114,149
South Korean won	Buy	State Street Bank and Trust	9/9/2016	4,080,000,000	3,490,312	3,656,078	165,766
Thai baht	Buy	Barclays Bank plc	10/13/2016	22,875,000	650,412	660,383	9,971
Thai baht	Buy	State Street Bank and Trust	9/9/2016	23,000,000	653,548	664,330	10,782
Turkish lira	Buy	J.P. Morgan	11/14/2016	620,000	206,315	206,396	81
British pound	Sell	J.P. Morgan	10/19/2016	2,060,000	2,727,099	2,707,980	19,119
British pound	Sell	Morgan Stanley	9/13/2016	3,490,000	5,049,457	4,583,891	465,566
British pound	Sell	State Street Bank and Trust	10/19/2016	141,000	186,868	185,352	1,516
Canadian dollar	Sell	Standard Chartered Bank	9/9/2016	2,335,000	1,834,310	1,780,617	53,693
Chinese yuan renminbi	Sell	Barclays Bank plc	9/9/2016	1,000,000	150,342	149,544	798
Colombian peso	Sell	Goldman Sachs	9/9/2016	655,000,000	224,446	220,067	4,379
Czech koruna	Sell	Morgan Stanley	9/9/2016	1,800,000	74,328	74,304	24
euro	Sell	Goldman Sachs	11/16/2016	1,125,000	1,261,817	1,258,916	2,901
Indonesian rupiah	Sell	Barclays Bank plc	9/9/2016	1,300,000,000	99,117	97,788	1,329
Japanese yen	Sell	J.P. Morgan	11/14/2016	375,000,000	3,754,766	3,635,711	119,055
Russian ruble	Sell	Goldman Sachs	9/9/2016	100,000,000	1,558,916	1,526,860	32,056
South Korean won	Sell	J.P. Morgan	10/13/2016	1,145,000,000	1,045,462	1,025,808	19,654
South Korean won	Sell	UBS AG	9/9/2016	5,135,000,000	4,687,357	4,601,461	85,896
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,409,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	Bank of America	11/25/2016	56,500,000	$3,621,795	$3,603,795	$(18,000)
Argentine peso	Buy	J.P. Morgan	9/13/2016	1,700,000	113,409	113,113	(296)
Argentine peso	Buy	J.P. Morgan	9/13/2016	67,000,000	4,556,273	4,458,002	(98,271)
Chilean peso	Buy	Barclays Bank plc	9/9/2016	74,000,000	112,595	108,646	(3,949)
Chilean peso	Buy	J.P. Morgan	9/9/2016	89,000,000	131,056	130,669	(387)
Chilean peso	Buy	Morgan Stanley	11/14/2016	2,230,000,000	3,368,326	3,256,382	(111,944)
Chilean peso	Buy	State Street Bank and Trust	9/9/2016	465,000,000	712,534	682,709	(29,825)
Chinese yuan renminbi	Buy	Bank of America	10/13/2016	1,130,000	168,693	168,656	(37)
Chinese yuan renminbi	Buy	Standard Chartered Bank	9/9/2016	16,860,000	2,521,800	2,521,310	(490)
Colombian peso	Buy	Barclays Bank plc	11/15/2016	727,000,000	243,671	241,278	(2,393)
Colombian peso	Buy	State Street Bank and Trust	9/9/2016	2,950,000,000	998,308	991,142	(7,166)
Colombian peso	Buy	State Street Bank and Trust	10/13/2016	3,200,000,000	1,073,285	1,068,220	(5,065)
euro	Buy	Deutsche Bank AG	10/13/2016	1,650,000	1,871,234	1,843,754	(27,480)
Indian rupee	Buy	J.P. Morgan	11/15/2016	8,900,000	131,474	131,460	(14)
Indonesian rupiah	Buy	Barclays Bank plc	10/13/2016	35,325,000,000	2,660,095	2,642,933	(17,162)
Indonesian rupiah	Buy	J.P. Morgan	10/13/2016	10,800,000,000	815,033	808,030	(7,003)
Indonesian rupiah	Buy	State Street Bank and Trust	11/14/2016	12,300,000,000	926,903	916,099	(10,804)
Indonesian rupiah	Buy	UBS AG	9/9/2016	10,200,000,000	777,569	767,263	(10,306)
Malaysian ringgit	Buy	Bank of America	10/13/2016	11,900,000	2,969,329	2,903,076	(66,253)
Malaysian ringgit	Buy	Barclays Bank plc	9/9/2016	16,040,000	4,018,137	3,918,886	(99,251)
Mexican peso	Buy	Bank of America	10/13/2016	79,700,000	4,289,582	4,221,560	(68,022)
Mexican peso	Buy	J.P. Morgan	11/14/2016	58,220,000	3,143,868	3,074,422	(69,446)
Peruvian Nuevo sol	Buy	Goldman Sachs	9/9/2016	11,020,000	3,328,300	3,246,332	(81,968)
Peruvian Nuevo sol	Buy	Goldman Sachs	11/14/2016	5,750,000	1,707,245	1,683,255	(23,990)
Peruvian Nuevo sol	Buy	State Street Bank and Trust	9/9/2016	11,000,000	3,284,072	3,240,441	(43,631)
Polish zloty	Buy	Citibank N.A.	10/13/2016	8,800,000	2,282,706	2,249,696	(33,010)
Polish zloty	Buy	State Street Bank and Trust	11/14/2016	18,800,000	4,910,976	4,803,491	(107,485)
Romanian new leu	Buy	J.P. Morgan	9/9/2016	8,200,000	2,075,897	2,054,242	(21,655)
Russian ruble	Buy	Goldman Sachs	9/9/2016	50,000,000	783,631	763,430	(20,201)
Russian ruble	Buy	Goldman Sachs	9/9/2016	37,252,000	578,106	568,786	(9,320)
Russian ruble	Buy	Morgan Stanley	10/13/2016	311,000,000	4,756,515	4,710,184	(46,331)
Russian ruble	Buy	State Street Bank and Trust	9/9/2016	17,130,000	262,127	261,551	(576)
Singapore dollar	Buy	Standard Chartered Bank	11/14/2016	1,050,000	783,261	770,535	(12,726)
South African rand	Buy	Citibank N.A.	10/13/2016	7,065,000	485,319	476,712	(8,607)
South African rand	Buy	Goldman Sachs	10/13/2016	13,240,000	915,767	893,371	(22,396)
South African rand	Buy	J.P. Morgan	10/13/2016	97,000,000	6,587,335	6,545,091	(42,244)
South Korean won	Buy	State Street Bank and Trust	11/14/2016	1,050,000,000	941,240	940,540	(700)
Thai baht	Buy	UBS AG	11/14/2016	193,000,000	5,574,812	5,569,696	(5,116)
Turkish lira	Buy	Bank of America	9/9/2016	12,100,000	4,136,923	4,084,436	(52,487)
Turkish lira	Buy	Bank of America	11/14/2016	2,050,000	685,999	682,439	(3,560)
Turkish lira	Buy	Barclays Bank plc	10/13/2016	20,450,000	6,938,836	6,853,258	(85,578)
British pound	Sell	State Street Bank and Trust	10/19/2016	140,000	183,944	184,037	(93)
Chinese yuan renminbi	Sell	State Street Bank and Trust	10/11/2016	12,500,000	1,856,610	1,865,978	(9,368)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Chinese yuan renminbi	Sell	State Street Bank and Trust	10/11/2016	12,500,000	$1,860,532	$1,865,939	$(5,407)
Czech koruna	Sell	Citibank N.A.	9/9/2016	22,500,000	926,016	928,802	(2,786)
euro	Sell	J.P. Morgan	10/13/2016	6,090,000	6,757,553	6,805,127	(47,574)
Israeli new shekel	Sell	Citibank N.A.	9/9/2016	3,580,000	930,275	947,917	(17,642)
Israeli new shekel	Sell	Goldman Sachs	9/9/2016	3,500,000	911,594	926,735	(15,141)
Philippine peso	Sell	J.P. Morgan	10/13/2016	6,800,000	145,308	145,667	(359)
Taiwan dollar	Sell	Goldman Sachs	9/12/2016	30,000,000	941,981	945,254	(3,273)
Taiwan dollar	Sell	J.P. Morgan	9/12/2016	28,840,000	892,603	908,704	(16,101)
Taiwan dollar	Sell	Morgan Stanley	9/12/2016	3,525,000	109,627	111,067	(1,440)
Turkish lira	Sell	Citibank N.A.	9/9/2016	4,026,000	1,303,478	1,359,003	(55,525)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,449,854)

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2016	164	Short	$(35,803,250)	$22,794
U.S. 10-Year Treasury Note	December 2016	2,632	Short	(344,586,375)	159,934
Ultra Long U.S. Treasury Bond	December 2016	83	Short	(15,559,906)	14,768
Totals				$(395,949,531)	$197,496

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	December 2016	54	Long	$9,200,250	$(33,423)
U.S. 5-Year Treasury Note	December 2016	3,159	Long	383,028,750	(385,595)
Totals				$392,229,000	$(419,018)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Credit Cards	$—	$34,856,724	$2,211,028	(4)	$37,067,752
Remaining Industries	—	244,188,030	—		244,188,030
Common Stock	22,659	—	—		22,659
Convertible Bonds
Oil	—	—	71,814	(5)	71,814
Retail	—	2,316,911	—		2,316,911
Corporate Bonds	—	1,110,280,744	—		1,110,280,744
Floating Rate Loans(6)
Business Services	—	2,534,350	—		2,534,350
Electric: Power	—	1,338,295	—		1,338,295
Electrical Equipment	—	140,013	—		140,013
Entertainment	—	2,337,184	—		2,337,184
Financial: Miscellaneous	—	—	392,363		392,363
Food	—	896,251	—		896,251
Gaming	—	3,302,512	—		3,302,512
Lodging	—	6,337,487	—		6,337,487
Media	—	2,931,576	—		2,931,576
Oil	—	1,967,925	—		1,967,925
Retail	—	2,067,252	—		2,067,252
Foreign Bonds	—	11,970,411	—		11,970,411
Foreign Government Obligations	—	3,822,595	—		3,822,595
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	9,952,603	—		9,952,603
Government Sponsored Enterprises Pass-Through	—	3,371,692	—		3,371,692
Municipal Bonds	—	16,920,668	—		16,920,668
Non-Agency Commercial Mortgage-Backed Securities	—	54,405,481	—		54,405,481
Preferred Stock	3,730,324	—	—		3,730,324
U.S. Treasury Obligations	—	255,125,865	—		255,125,865
Commercial Paper	—	21,483,556	—		21,483,556
Repurchase Agreement	—	56,638,921	—		56,638,921
Total	$3,752,983	$1,849,187,046	$2,675,205		$1,855,615,234
Other Financial Instruments
Credit Default Swaps
Assets	$—	$252,561	$—		$252,561
Liabilities	—	—	—		—
Forward Foreign Currency Exchange Contracts
Assets	—	3,409,565	—		3,409,565
Liabilities	—	(1,449,854)	—		(1,449,854)
Futures Contracts
Assets	197,496	—	—		197,496
Liabilities	(419,018)	—	—		(419,018)
Total	$(221,522)	$2,212,272	$—		$1,990,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2016

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2015	$1,969,236	$71,814	$500,625	$4,241,232	$613,155
Accrued discounts/premiums	(185)	—	(96)	562	—
Realized gain (loss)	—	—	—	(158)	—
Change in unrealized appreciation/depreciation	(2,529)	—	(529)	13,213	—
Purchases	2,213,742	—	—	—	—
Sales	—	—	(500,000)	(175,680)	—
Net transfers in or out of Level 3	(1,969,236)	—	—	(3,686,806)	(613,155)
Balance as of August 31, 2016	$2,211,028	$71,814	$—	$392,363	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.13%

ASSET-BACKED SECURITIES 15.09%

Automobiles 7.63%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$428	$428,080
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	634	634,449
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	402	403,439
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	434	433,850
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	347	347,846
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	695	698,176
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	2,090	2,103,385
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,645	1,657,441
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	495	498,481
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	901	908,343
BMW Vehicle Owner Trust 2016-A A4	1.37%	12/25/2022	298	297,477
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	166	166,499
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	349	348,479
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	204	203,841
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	3,004	3,009,166
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	694	700,692
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	753	753,895
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	514	517,432
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	435,089
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	814	817,962
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,256	1,272,220
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	244	243,772
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	319,958
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	364	368,012
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,111	1,112,374
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	340,069
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	423	422,125
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	222	221,150
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	208	208,384
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	1,318	1,334,022
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	116	116,403
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	849	848,273
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	917	916,384
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	1,250	1,244,496
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	567	566,483
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	449	449,043
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	108,887
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	1,153	1,155,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	$350	$356,579
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	371	375,447
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	832	832,892
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	168	168,029
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	1,247	1,248,451
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	1,587	1,602,994
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	1,175	1,191,858
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	944,342
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	780	788,747
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	448	450,502
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	448	449,690
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	950,662
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	335	336,367
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	911	915,870
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.408%#	3/15/2021	259	260,377
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	301	301,734
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	1,156	1,160,293
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	2,879	2,886,682
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	1,024	1,021,251
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	943	943,383
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	175	176,982
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	3,022	3,055,646
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	693	695,465
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	818	829,635
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	207	210,856
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	282	295,644
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	245	245,832
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	262	262,450
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	596	599,514
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	215	214,520
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	136	136,385
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	130	130,818
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	247	246,836
Total				50,898,710

Credit Cards 2.02%

Bank of America Credit Card Trust 2014-A3 A	0.798%#	1/15/2020	770	771,010
Bank of America Credit Card Trust 2016-A1 A	0.898%#	10/15/2021	1,045	1,048,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	$675	$676,395
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	331	331,475
Capital One Multi-Asset Execution Trust 2015-A3	0.908%#	3/15/2023	2,740	2,744,019
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	1,706	1,702,981
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	2,233	2,269,947
Discover Card Execution Note Trust 2016-A2	1.048%#	9/15/2021	744	748,966
First National Master Note Trust 2015-1 A	1.278%#	9/15/2020	162	162,618
MBNA Credit Card Master Note Trust 2004-A3	0.768%#	8/16/2021	891	890,747
Synchrony Credit Card Master Note Trust 2012-2 A	2.22%	1/15/2022	1,195	1,213,927
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	179	179,970
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	693	704,479
Total				13,444,887

Home Equity 0.21%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.648%#	5/25/2036	1,300	1,238,840
New Century Home Equity Loan Trust 2005-A A6	4.954%	8/25/2035	189	190,811
Total				1,429,651

Other 5.23%

Ally Master Owner Trust 2015-3 A	1.63%	5/15/2020	2,210	2,218,634
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.853%#	4/16/2021	339	337,929
Ascentium Equipment Receivables LLC 2015-2A A2†	1.57%	12/11/2017	399	398,452
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%	11/13/2018	35	34,985
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.783%#	4/18/2025	750	746,632
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	2.128%#	10/15/2026	375	374,532
Cedar Funding IV CLO Ltd. 2014-4A A1†	2.138%#	10/23/2026	2,130	2,135,753
Cent CLO Ltd. 2013-17A A1†	1.937%#	1/30/2025	2,500	2,496,603
Cent CLO Ltd. 2013-18A A†	1.758%#	7/23/2025	1,000	990,256
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	859	866,326
CNH Equipment Trust 2016-B A4	1.97%	11/15/2021	128	128,686
Crown Point CLO Ltd. 2012-1A A1LB†	2.136%#	11/21/2022	490	491,063
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	507	507,861
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	100	99,713
Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	100	99,677
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	453	454,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	$385	$385,228
Fortress Credit BSL Ltd. 2013-1A A†	1.813	%#	1/19/2025	2,500	2,492,934
JFIN Revolver CLO 2013-1A A†	1.884	%#	1/20/2021	227	227,207
JFIN Revolver CLO Ltd. 2015-4A A†	1.785	%#	4/22/2020	2,125	2,128,111
Leaf Receivables Funding 10 LLC 2015-1 B†	2.42%		1/15/2021	185	185,346
Leaf Receivables Funding 11 LLC 2016-1 A2†	1.72%		7/15/2018	300	299,980
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	248	248,305
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	320	320,725
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	570	569,412
N-Star REL CDO VIII Ltd. 2006-8A B†	0.914	%#	2/1/2041	1,600	1,468,491
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	1,757	1,752,243
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	691	688,242
Oaktree CLO Ltd. 2014-2A A1A†	2.164	%#	10/20/2026	800	800,888
Octagon Loan Funding Ltd. 2014-1A A1†	2.076	%#	11/18/2026	300	298,915
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.862	%#	3/14/2022	288	285,438
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	2,483	2,513,532
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	256	256,617
OZLM VII Ltd. 2014-7A A1B†	2.123	%#	7/17/2026	300	300,065
OZLM VIII Ltd. 2014-8A A1A†	2.073	%#	10/17/2026	1,990	1,989,044
SLM Private Education Loan Trust 2010-A 2A†	3.731	%#	5/16/2044	712	734,967
SLM Private Education Loan Trust 2012-A A1†	1.881	%#	8/15/2025	119	118,831
SLM Private Education Loan Trust 2012-E A1†	1.231	%#	10/16/2023	80	79,934
SLM Private Education Loan Trust 2013-B A1†	1.131	%#	7/15/2022	530	530,491
SLM Student Loan Trust 2011-1 A1	1.008	%#	3/25/2026	182	181,129
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.953	%#	4/17/2021	900	896,435
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	424	430,959
Venture XVIII CLO Ltd. 2014-18A A†	2.078	%#	10/15/2026	1,250	1,249,143
Westchester CLO Ltd. 2007-1A A1A†	0.862	%#	8/1/2022	286	284,264
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	231	228,103
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	537	530,876
Total					34,857,166
Total Asset-Backed Securities (cost $100,093,620)					100,630,414

				Shares (000)
COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR (cost $5,368)				4	2,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.07%

Oil 0.00%

Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	2	$3,853
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	3	5,080
Total					8,933

Retail 0.07%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019		$344	297,345
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020		155	125,259
Total					422,604
Total Convertible Bonds (cost $408,387)					431,537

CORPORATE BONDS 46.21%

Advertising 0.04%

Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		250	251,158

Aerospace/Defense 0.10%

BAE Systems plc (United Kingdom)†(c)	3.50%	10/11/2016		200	200,494
Harris Corp.	1.999%	4/27/2018		265	266,875
Litton Industries, Inc.	6.75%	4/15/2018		200	216,204
Total					683,573

Air Transportation 0.03%

Air Canada (Canada)†(c)	8.75%	4/1/2020		83	89,536
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	4/11/2020		76	81,452
Total					170,988

Auto Parts: Original Equipment 0.12%

International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		353	350,794
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018		457	469,567
Total					820,361

Automotive 2.32%

Ford Motor Credit Co. LLC	2.24%	6/15/2018		500	504,461
Ford Motor Credit Co. LLC	3.157%	8/4/2020		2,484	2,567,703
Ford Motor Credit Co. LLC	6.625%	8/15/2017		2,250	2,357,962
Ford Motor Credit Co. LLC	8.125%	1/15/2020		500	592,829
General Motors Co.	3.50%	10/2/2018		1,139	1,174,011
General Motors Financial Co., Inc.	2.40%	5/9/2019		1,008	1,013,729
General Motors Financial Co., Inc.	3.10%	1/15/2019		999	1,019,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	3.15%	1/15/2020	$380	$388,492
General Motors Financial Co., Inc.	3.20%	7/13/2020	250	255,942
General Motors Financial Co., Inc.	3.25%	5/15/2018	200	203,964
General Motors Financial Co., Inc.	4.20%	3/1/2021	700	739,875
Hyundai Capital America†	2.40%	10/30/2018	700	710,767
Volkswagen Group of America Finance LLC†	1.25%	5/23/2017	400	399,269
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	862	861,066
Volkswagen Group of America Finance LLC†	2.40%	5/22/2020	900	911,999
Volkswagen Group of America Finance LLC†	2.45%	11/20/2019	340	345,300
Volkswagen International Finance NV (Netherlands)†(c)	1.60%	11/20/2017	1,422	1,421,755
Total				15,468,798

Banks: Regional 8.43%

Akbank TAS (Turkey)†(c)	3.875%	10/24/2017	150	151,312
Associated Banc-Corp.	2.75%	11/15/2019	207	210,848
Banco de Credito del Peru (Peru)†(c)	2.75%	1/9/2018	107	108,337
Banco do Brasil SA	3.875%	1/23/2017	200	201,500
Bank of America Corp.	5.42%	3/15/2017	1,379	1,408,079
Bank of America Corp.	5.49%	3/15/2019	2,974	3,223,935
Bank of America Corp.	5.625%	7/1/2020	515	582,218
Bank of America Corp.	5.65%	5/1/2018	900	958,437
Bank of America Corp.	5.70%	5/2/2017	990	1,017,345
Bank of America Corp.	7.625%	6/1/2019	1,000	1,150,067
Bank of America NA	5.30%	3/15/2017	1,558	1,591,185
Barclays Bank plc (United Kingdom)†(c)	10.179%	6/12/2021	393	504,177
Capital One Financial Corp.	5.25%	2/21/2017	125	127,255
Capital One Financial Corp.	6.75%	9/15/2017	525	552,694
Citigroup, Inc.	1.80%	2/5/2018	525	527,196
Citigroup, Inc.	2.05%	12/7/2018	272	274,144
Citigroup, Inc.	2.35%	8/2/2021	993	997,025
Citigroup, Inc.	2.65%	10/26/2020	1,875	1,923,778
Citigroup, Inc.	8.50%	5/22/2019	272	319,601
Commonwealth Bank of Australia (Australia)†(c)	1.375%	9/6/2018	1,318	1,316,082
Compass Bank	2.75%	9/29/2019	250	249,841
Credit Suisse AG	1.70%	4/27/2018	1,000	1,000,961
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.125%	12/10/2020	1,692	1,718,490
Discover Bank	2.60%	11/13/2018	1,610	1,634,973
Discover Bank	8.70%	11/18/2019	796	924,611
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	126,006
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	650	739,194
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	1,250	1,392,419
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	529	604,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	$201	$215,363
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	98	111,679
HBOS plc (United Kingdom)(c)	1.38%#	9/6/2017	390	388,956
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018	4,602	4,936,041
Huntington Bancshares, Inc.	2.60%	8/2/2018	321	326,768
Huntington Bancshares, Inc.	3.15%	3/14/2021	57	59,343
Huntington Bancshares, Inc.	7.00%	12/15/2020	462	538,924
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	500	503,372
Intesa Sanpaolo SpA (Italy)(c)	2.375%	1/13/2017	1,431	1,433,785
Itau Unibanco Holding SA†	2.85%	5/26/2018	500	501,200
JPMorgan Chase & Co.	2.295%	8/15/2021	778	783,174
Lloyds Bank plc (United Kingdom)(c)	9.875%	12/16/2021	275	282,059
Macquarie Bank Ltd. (Australia)†(c)	1.364%#	10/27/2017	1,350	1,350,390
Macquarie Bank Ltd. (Australia)†(c)	1.60%	10/27/2017	500	501,200
Macquarie Bank Ltd. (Australia)†(c)	5.00%	2/22/2017	155	157,618
Morgan Stanley	5.50%	7/24/2020	300	338,864
Morgan Stanley	5.625%	9/23/2019	1,750	1,947,566
Morgan Stanley	6.625%	4/1/2018	122	131,607
Morgan Stanley	7.30%	5/13/2019	1,152	1,316,473
National City Corp.	6.875%	5/15/2019	124	140,089
National Savings Bank (Sri Lanka)†(c)	8.875%	9/18/2018	200	216,220
Nordea Bank AB (Sweden)†(c)	4.875%	5/13/2021	686	759,737
Popular, Inc.	7.00%	7/1/2019	806	836,225
Regions Bank	2.25%	9/14/2018	335	337,068
Regions Bank	7.50%	5/15/2018	250	273,130
Royal Bank of Scotland NV (The) (Netherlands)(c)	4.65%	6/4/2018	260	267,470
Royal Bank of Scotland plc (The) (United Kingdom) (c)	9.50%	3/16/2022	1,733	1,798,419
Santander Bank NA	2.00%	1/12/2018	1,212	1,212,863
Santander Bank NA	8.75%	5/30/2018	250	276,082
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%	8/5/2021	607	605,940
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%	1/8/2021	234	238,011
Santander UK plc (United Kingdom)(c)	1.65%	9/29/2017	250	250,353
Santander UK plc (United Kingdom)(c)	2.00%	8/24/2018	208	208,798
Santander UK plc (United Kingdom)(c)	2.50%	3/14/2019	1,081	1,097,565
Santander UK plc (United Kingdom)(c)	3.05%	8/23/2018	327	335,198
SVB Financial Group	5.375%	9/15/2020	70	77,872
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%	6/4/2019	1,200	1,200,635
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%	7/19/2017	300	303,766
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%	4/15/2018	300	298,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	4/24/2017	$500	$508,573
UBS AG (Jersey)(c)	7.25%	2/22/2022	525	538,210
UBS Group Funding Jersey Ltd. (Jersey)†(c)	2.65%	2/1/2022	975	975,858
UBS Group Funding Jersey Ltd. (Jersey)†(c)	2.95%	9/24/2020	931	956,658
UBS Group Funding Jersey Ltd. (Jersey)†(c)	3.00%	4/15/2021	761	785,583
Wilmington Trust Corp.	8.50%	4/2/2018	350	386,043
Total				56,245,314

Beverages 0.35%

Innovation Ventures LLC/Innovation Ventures Finance Corp.†	9.50%	8/15/2019	1,300	1,366,625
Pernod Ricard SA (France)†(c)	2.95%	1/15/2017	500	503,288
Pernod Ricard SA (France)†(c)	5.75%	4/7/2021	400	462,452
Total				2,332,365

Building Materials 0.36%

Cemex SAB de CV (Mexico)†(c)	5.43%#	10/15/2018	200	207,500
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	346	354,607
Louisiana-Pacific Corp.	7.50%	6/1/2020	112	116,550
Martin Marietta Materials, Inc.	1.731%#	6/30/2017	875	872,824
Martin Marietta Materials, Inc.	6.60%	4/15/2018	400	427,003
Owens Corning	6.50%	12/1/2016	12	12,091
Owens Corning	9.00%	6/15/2019	148	171,286
Standard Industries, Inc.†	5.125%	2/15/2021	139	147,514
Vulcan Materials Co.	7.50%	6/15/2021	70	86,100
Total				2,395,475

Business Services 0.58%

APX Group, Inc.	6.375%	12/1/2019	396	408,371
Chicago Parking Meters LLC†	5.489%	12/30/2020	200	216,675
ERAC USA Finance LLC†	6.375%	10/15/2017	50	52,603
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	250	251,716
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	290	284,200
Verisk Analytics, Inc.	4.875%	1/15/2019	41	43,745
Western Union Co. (The)	2.875%	12/10/2017	1,500	1,520,849
Western Union Co. (The)	3.35%	5/22/2019	625	642,486
Western Union Co. (The)	3.65%	8/22/2018	30	30,948
Western Union Co. (The)	5.93%	10/1/2016	416	417,416
Total				3,869,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.60%

Blue Cube Spinco, Inc.†	9.75%	10/15/2023	$872	$1,037,680
Celanese US Holdings LLC	5.875%	6/15/2021	700	801,934
LyondellBasell Industries NV	5.00%	4/15/2019	218	234,815
RPM International, Inc.	6.50%	2/15/2018	500	533,646
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	1,225	1,405,660
Total				4,013,735

Computer Hardware 1.55%

Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	3,072	3,214,080
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%	6/1/2019	2,611	2,688,489
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	1,674	1,752,248
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	274	289,833
Hewlett Packard Enterprise Co.†	2.393%#	10/5/2017	50	50,406
Hewlett Packard Enterprise Co.†	2.45%	10/5/2017	366	369,234
Hewlett Packard Enterprise Co.†	2.85%	10/5/2018	1,800	1,835,633
Leidos Holdings, Inc.	4.45%	12/1/2020	98	102,181
NetApp, Inc.	2.00%	12/15/2017	5	5,026
Total				10,307,130

Computer Software 0.73%

Activision Blizzard, Inc.†	5.625%	9/15/2021	3,104	3,247,560
Change Healthcare Holdings, Inc.	11.00%	12/31/2019	714	755,233
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	754	764,107
Fidelity National Information Services, Inc.	5.00%	3/15/2022	72	74,486
Total				4,841,386

Construction/Homebuilding 0.08%

Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	6	6,195
William Lyon Homes, Inc.	8.50%	11/15/2020	477	504,428
Total				510,623

Containers 0.47%

Novelis, Inc.	8.75%	12/15/2020	1,547	1,623,383
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	500	520,565
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	966	994,980
Total				3,138,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.08%

DH Services Luxembourg Sarl (Luxembourg)†(c)	7.75%	12/15/2020	$491	$514,936

Drugs 1.92%

Actavis Funding SCS (Luxembourg)(c)	2.35%	3/12/2018	1,150	1,163,859
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	551	557,199
Forest Laboratories LLC†	4.375%	2/1/2019	3,785	3,996,771
Mylan NV†	2.50%	6/7/2019	211	213,925
Mylan NV†	3.00%	12/15/2018	488	500,118
Mylan NV†	3.15%	6/15/2021	352	360,448
Mylan, Inc.	2.55%	3/28/2019	2,563	2,597,308
Mylan, Inc.	2.60%	6/24/2018	1,147	1,164,167
NBTY, Inc.†	7.625%	5/15/2021	292	299,300
Perrigo Co. plc (Ireland)(c)	2.30%	11/8/2018	1,000	1,005,856
Zoetis, Inc.	1.875%	2/1/2018	925	927,583
Total				12,786,534

Electric: Power 2.16%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(c)	2.50%	1/12/2018	700	707,050
American Electric Power Co., Inc.	1.65%	12/15/2017	250	250,605
Dominion Resources, Inc.	2.962%	7/1/2019	269	276,506
Dominion Resources, Inc.	4.104%	4/1/2021	857	916,539
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	194	220,347
Emera US Finance LP†	2.15%	6/15/2019	1,529	1,545,730
Entergy Corp.	4.70%	1/15/2017	1,391	1,404,087
Exelon Generation Co. LLC	2.95%	1/15/2020	600	617,768
Exelon Generation Co. LLC	4.00%	10/1/2020	484	516,657
Exelon Generation Co. LLC	5.20%	10/1/2019	23	25,263
Exelon Generation Co. LLC	6.20%	10/1/2017	500	524,084
Israel Electric Corp. Ltd. (Israel)†(c)	6.70%	2/10/2017	1,000	1,022,375
Jersey Central Power & Light Co.	7.35%	2/1/2019	350	391,931
Metropolitan Edison Co.	7.70%	1/15/2019	300	338,579
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	1,300	1,319,193
Pennsylvania Electric Co.	5.20%	4/1/2020	319	346,460
Pennsylvania Electric Co.	6.05%	9/1/2017	200	208,056
Pepco Holdings LLC	6.125%	6/1/2017	200	205,095
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	525	544,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	$96	$106,508
Progress Energy, Inc.	7.05%	3/15/2019	100	113,348
Public Service Co. of New Mexico	7.95%	5/15/2018	635	698,902
TECO Finance, Inc.	5.15%	3/15/2020	136	149,864
TECO Finance, Inc.	6.572%	11/1/2017	207	218,928
TransAlta Corp. (Canada)(c)	1.90%	6/3/2017	1,737	1,738,395
Total				14,406,616

Electrical Equipment 0.76%

Freescale Semiconductor, Inc.†	6.00%	1/15/2022	2,104	2,218,931
KLA-Tencor Corp.	2.375%	11/1/2017	1,248	1,254,329
KLA-Tencor Corp.	3.375%	11/1/2019	500	519,879
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	1,055	1,106,167
Total				5,099,306

Electronics 0.09%

Jabil Circuit, Inc.	8.25%	3/15/2018	525	572,906

Engineering & Contracting Services 0.06%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	400	399,000

Entertainment 0.54%

CCM Merger, Inc.†	9.125%	5/1/2019	575	603,135
Churchill Downs, Inc.	5.375%	12/15/2021	22	22,990
Churchill Downs, Inc.†	5.375%	12/15/2021	33	34,485
DreamWorks Animation LLC†	6.875%	8/15/2020	268	282,740
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	150	157,312
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	134	144,218
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	422	425,237
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	538	538,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	108	111,510
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	495	502,425
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	422	432,550
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	315	346,500
Total				3,601,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.11%

Advanced Disposal Services, Inc.	8.25%	10/1/2020	$705	$741,131

Financial Services 4.00%

Air Lease Corp.	5.625%	4/1/2017	4,290	4,385,796
Alliance Data Systems Corp.†	6.375%	4/1/2020	550	563,063
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	3,459	3,736,311
CIT Group, Inc.	3.875%	2/19/2019	48	49,185
CIT Group, Inc.	4.25%	8/15/2017	1,000	1,020,000
CIT Group, Inc.†	5.50%	2/15/2019	1,099	1,166,314
Discover Financial Services	6.45%	6/12/2017	308	319,084
E*TRADE Financial Corp.	5.375%	11/15/2022	734	791,802
International Lease Finance Corp.	5.875%	4/1/2019	1,497	1,618,631
International Lease Finance Corp.	6.25%	5/15/2019	665	725,315
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,915,199
International Lease Finance Corp.	8.875%	9/1/2017	127	135,414
Jefferies Group LLC	8.50%	7/15/2019	1,908	2,191,468
Lazard Group LLC	4.25%	11/14/2020	334	354,529
Lazard Group LLC	6.85%	6/15/2017	179	185,881
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	1,073	1,190,601
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	116	133,148
National Financial Partners Corp.†	9.00%	7/15/2021	359	372,014
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	462	467,775
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	565	593,956
Navient Corp.	4.875%	6/17/2019	550	556,875
Navient Corp.	5.50%	1/15/2019	1,072	1,104,160
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	1,450	1,513,437
Raymond James Financial, Inc.	8.60%	8/15/2019	250	294,500
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	591	611,685
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	668	676,794
Total				26,672,937

Food 0.60%

Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	700	699,125
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	9.875%	2/1/2020	450	465,268
Grupo Bimbo SAB de CV (Mexico)†(c)	4.875%	6/30/2020	100	109,505
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	1,626	1,691,040
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	140	146,300
Minerva Luxembourg SA (Luxembourg)†(c)	12.25%	2/10/2022	200	220,000
Want Want China Finance Ltd. (China)†(c)	1.875%	5/14/2018	700	697,570
Total				4,028,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.59%

Boston Scientific Corp.	6.00%	1/15/2020	$630	$712,500
ConvaTec Finance International SA PIK (Luxembourg)†(c)	8.25%	1/15/2019	350	350,616
Life Technologies Corp.	5.00%	1/15/2021	157	173,259
Life Technologies Corp.	6.00%	3/1/2020	375	420,260
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	2,210	2,264,306
Total				3,920,941

Health Care Services 0.38%

Anthem, Inc.	2.25%	8/15/2019	1,500	1,527,121
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	271	285,228
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	169	154,001
Tenet Healthcare Corp.	8.00%	8/1/2020	444	452,325
Universal Health Services, Inc.†	3.75%	8/1/2019	141	146,816
Total				2,565,491

Household Equipment/Products 0.08%

Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	500	511,875
Newell Brands, Inc.	6.25%	4/15/2018	45	48,117
Total				559,992

Insurance 0.85%

CNO Financial Group, Inc.	4.50%	5/30/2020	500	507,500
Fidelity National Financial, Inc.	6.60%	5/15/2017	863	890,535
HUB International Ltd.†	9.25%	2/15/2021	461	488,660
Kemper Corp.	6.00%	5/15/2017	500	515,256
Lincoln National Corp.	8.75%	7/1/2019	125	146,302
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	1,125	1,156,562
Trinity Acquisition plc (United Kingdom)(c)	3.50%	9/15/2021	258	268,664
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,668,461
Total				5,641,940

Leasing 0.46%

Aviation Capital Group Corp.†	3.875%	9/27/2016	925	927,312
Aviation Capital Group Corp.†	4.625%	1/31/2018	918	955,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	$50	$50,968
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.05%	1/9/2020	275	282,253
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	522	538,641
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	327	332,078
Total				3,087,119

Leisure 0.04%

Carlson Wagonlit BV (Netherlands)†(c)	6.875%	6/15/2019	250	258,937

Lodging 0.12%

Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,208
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	200	217,024
Station Casinos LLC	7.50%	3/1/2021	473	503,070
Total				777,302

Machinery: Agricultural 0.16%

Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	1,025	1,088,472

Machinery: Industrial/Specialty 0.12%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	484	508,805
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	282	296,100
Total				804,905

Manufacturing 0.01%

Pentair Finance SA (Luxembourg)(c)	1.875%	9/15/2017	25	25,051
Textron, Inc.	5.60%	12/1/2017	25	26,204
Total				51,255

Media 1.15%

Block Communications, Inc.†	7.25%	2/1/2020	170	175,950
Cox Communications, Inc.†	5.875%	12/1/2016	451	455,840
Cox Communications, Inc.†	6.25%	6/1/2018	106	113,044
Cox Communications, Inc.†	9.375%	1/15/2019	1,060	1,225,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

CSC Holdings LLC†	10.125%	1/15/2023	$650	$743,844
Discovery Communications LLC	5.625%	8/15/2019	70	76,817
Gray Television, Inc.	7.50%	10/1/2020	606	630,997
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	200	210,250
Scripps Networks Interactive, Inc.	2.75%	11/15/2019	500	510,166
Sirius XM Radio, Inc.†	5.25%	8/15/2022	675	714,656
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018	25	29,042
Thomson Reuters Corp.	1.65%	9/29/2017	75	75,315
Time Warner Cable, Inc.	8.25%	4/1/2019	422	488,196
Time Warner Cable, Inc.	8.75%	2/14/2019	431	501,134
Univision Communications, Inc.†	8.50%	5/15/2021	636	661,764
Viacom, Inc.	2.75%	12/15/2019	400	409,283
Viacom, Inc.	6.125%	10/5/2017	45	47,213
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	603	630,135
Total				7,699,503

Metals & Minerals: Miscellaneous 1.41%

Barrick Gold Corp. (Canada)(c)	6.95%	4/1/2019	5	5,587
Barrick North America Finance LLC	4.40%	5/30/2021	1,000	1,094,618
Barrick PD Australia Finance Pty Ltd. (Australia)(c)	4.95%	1/15/2020	24	25,910
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%	10/25/2017	1,346	1,353,349
Glencore Finance Canada Ltd. (Canada)†(c)	3.60%	1/15/2017	178	178,906
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021	379	397,456
Glencore Funding LLC†	2.04%#	1/15/2019	261	258,390
Goldcorp, Inc. (Canada)(c)	2.125%	3/15/2018	332	333,045
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021	1,211	1,279,143
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016	2,500	2,500,000
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020	653	675,855
Teck Resources Ltd. (Canada)(c)	4.50%	1/15/2021	500	478,750
Teck Resources Ltd. (Canada)†(c)	8.00%	6/1/2021	141	152,544
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	327	338,478
Thompson Creek Metals Co., Inc.	12.50%	5/1/2019	314	325,775
Total				9,397,806

Natural Gas 0.08%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	273	296,084
CenterPoint Energy, Inc.	5.95%	2/1/2017	250	254,574
Total				550,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 4.69%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	$195	$751
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	195	751
Afren plc (United Kingdom)†(a)(c)	11.50%	2/1/2016	390	1,503
Anadarko Holding Co.	7.05%	5/15/2018	103	109,438
Anadarko Petroleum Corp.	6.375%	9/15/2017	523	547,235
Anadarko Petroleum Corp.	6.95%	6/15/2019	1,170	1,297,319
Anadarko Petroleum Corp.	8.70%	3/15/2019	1,826	2,086,662
BG Energy Capital plc (United Kingdom)†(c)	4.00%	12/9/2020	200	216,370
Bill Barrett Corp.	7.00%	10/15/2022	60	44,100
Canadian Natural Resources Ltd. (Canada)(c)	1.75%	1/15/2018	255	254,149
Canadian Natural Resources Ltd. (Canada)(c)	5.70%	5/15/2017	2,250	2,317,286
Canadian Natural Resources Ltd. (Canada)(c)	5.90%	2/1/2018	53	55,742
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	1,169	1,204,070
Cenovus Energy, Inc. (Canada)(c)	5.70%	10/15/2019	750	806,604
Cimarex Energy Co.	5.875%	5/1/2022	335	349,396
Clayton Williams Energy, Inc.	7.75%	4/1/2019	101	95,445
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	300	299,493
CNPC General Capital Ltd. (China)†(c)	2.75%	4/19/2017	200	201,621
Concho Resources, Inc.	6.50%	1/15/2022	483	504,735
Concho Resources, Inc.	7.00%	1/15/2021	885	923,719
ConocoPhillips	6.00%	1/15/2020	582	658,780
Continental Resources, Inc.	7.125%	4/1/2021	1,608	1,669,305
Continental Resources, Inc.	7.375%	10/1/2020	1,834	1,879,850
Denbury Resources, Inc.	5.50%	5/1/2022	578	398,820
Devon Energy Corp.	4.00%	7/15/2021	30	31,396
Diamondback Energy, Inc.	7.625%	10/1/2021	306	324,743
Encana Corp. (Canada)(c)	6.50%	5/15/2019	985	1,057,358
Eni SpA (Italy)†(c)	4.15%	10/1/2020	400	421,928
EOG Resources, Inc.	5.625%	6/1/2019	165	180,459
Gulfport Energy Corp.	7.75%	11/1/2020	504	526,680
Hess Corp.	1.30%	6/15/2017	150	148,913
Hess Corp.	8.125%	2/15/2019	72	81,422
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	625	643,750
Marathon Petroleum Corp.	3.40%	12/15/2020	200	208,547
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	554	457,050
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	80	64,800
Memorial Resource Development Corp.	5.875%	7/1/2022	950	961,875
Newfield Exploration Co.	5.75%	1/30/2022	600	625,500
Nexen Energy ULC (Canada)(c)	6.20%	7/30/2019	74	82,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Noble Energy, Inc.	5.625%	5/1/2021	$1,170	$1,221,748
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	225	5
Petroleos Mexicanos (Mexico)†(c)	5.50%	2/4/2019	500	532,500
Petroleos Mexicanos (Mexico)(c)	5.75%	3/1/2018	250	263,375
Pioneer Natural Resources Co.	3.45%	1/15/2021	800	829,620
Pioneer Natural Resources Co.	6.65%	3/15/2017	393	401,931
Pioneer Natural Resources Co.	6.875%	5/1/2018	457	492,083
Pioneer Natural Resources Co.	7.50%	1/15/2020	30	34,493
Precision Drilling Corp. (Canada)(c)	6.625%	11/15/2020	578	551,990
Range Resources Corp.	5.75%	6/1/2021	471	480,420
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%	9/30/2016	107	107,730
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	6.75%	9/30/2019	400	458,000
Sanchez Energy Corp.	6.125%	1/15/2023	67	53,265
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	381	407,194
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	200	201,912
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	507,968
Sinopec Group Overseas Development 2014 Ltd.†	1.445%#	4/10/2017	700	699,449
SM Energy Co.	6.125%	11/15/2022	185	180,838
SM Energy Co.	6.50%	11/15/2021	381	379,095
SM Energy Co.	6.50%	1/1/2023	69	67,965
Suncor Energy, Inc. (Canada)(c)	6.10%	6/1/2018	281	301,985
Valero Energy Corp.	9.375%	3/15/2019	1,150	1,361,376
Total				31,275,405

Oil: Crude Producers 4.26%

Buckeye Partners LP	2.65%	11/15/2018	350	353,789
Buckeye Partners LP	4.875%	2/1/2021	510	545,442
Buckeye Partners LP	6.05%	1/15/2018	225	236,702
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	1,025	1,030,591
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	1,035	1,072,700
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	2,055	2,124,870
DCP Midstream LLC†	9.75%	3/15/2019	950	1,062,813
Enbridge Energy Partners LP	4.375%	10/15/2020	625	652,227
Enbridge Energy Partners LP	6.50%	4/15/2018	100	105,815
Enbridge Energy Partners LP	9.875%	3/1/2019	296	345,681
Energy Transfer Partners LP	4.65%	6/1/2021	400	426,699
Energy Transfer Partners LP	9.00%	4/15/2019	1,367	1,558,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Energy Transfer Partners LP	9.70%	3/15/2019	$823	$947,867
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	1,200	1,276,855
Enterprise Products Operating LLC	6.30%	9/15/2017	584	612,751
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	753	827,648
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	720	819,770
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	7.25%	10/1/2020	2,750	2,853,125
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	366	380,199
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	415	429,525
Kinder Morgan, Inc.	7.25%	6/1/2018	300	325,344
Magellan Midstream Partners LP	5.65%	10/15/2016	175	175,761
Magellan Midstream Partners LP	6.55%	7/15/2019	400	450,895
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	989,615
ONEOK Partners LP	2.00%	10/1/2017	461	461,392
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	500	537,456
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,275	1,316,476
Rockies Express Pipeline LLC†	6.00%	1/15/2019	185	195,638
Rockies Express Pipeline LLC†	6.85%	7/15/2018	175	186,156
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	351	370,305
Sabine Pass LNG LP	6.50%	11/1/2020	941	977,464
Sabine Pass LNG LP	7.50%	11/30/2016	300	304,313
Spectra Energy Capital LLC	6.20%	4/15/2018	28	29,768
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,100	1,154,312
TransCanada PipeLines Ltd. (Canada)(c)	1.875%	1/12/2018	71	71,389
TransCanada PipeLines Ltd. (Canada)(c)	6.50%	8/15/2018	18	19,644
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	483	490,444
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	2,555	2,656,786
Total				28,376,278

Oil: Integrated Domestic 0.58%

Cameron International Corp.	1.40%	6/15/2017	140	140,182
Halliburton Co.	3.25%	11/15/2021	354	367,796
Halliburton Co.	6.15%	9/15/2019	97	108,878
National Oilwell Varco, Inc.	1.35%	12/1/2017	503	499,502
SESI LLC	6.375%	5/1/2019	610	606,950
Weatherford International Ltd.	7.75%	6/15/2021	277	275,269
Weatherford International Ltd.	9.625%	3/1/2019	1,698	1,855,065
Total				3,853,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.25%

Georgia-Pacific LLC†	5.40%	11/1/2020	$1,466	$1,659,896
International Paper Co.	9.375%	5/15/2019	19	22,691
Total				1,682,587

Real Estate Investment Trusts 2.42%

American Tower Corp.	2.80%	6/1/2020	346	354,884
American Tower Corp.	7.25%	5/15/2019	2,137	2,405,087
Brandywine Operating Partnership LP	4.95%	4/15/2018	108	112,938
Brandywine Operating Partnership LP	5.70%	5/1/2017	100	102,773
DDR Corp.	7.50%	4/1/2017	324	334,378
DDR Corp.	7.50%	7/15/2018	481	526,875
Digital Realty Trust LP	3.40%	10/1/2020	210	219,194
Digital Realty Trust LP	5.875%	2/1/2020	1,244	1,394,121
DuPont Fabros Technology LP	5.875%	9/15/2021	500	523,437
EPR Properties	7.75%	7/15/2020	1,131	1,319,199
HCP, Inc.	2.625%	2/1/2020	187	189,901
HCP, Inc.	3.75%	2/1/2019	303	314,564
HCP, Inc.	5.375%	2/1/2021	1,115	1,252,581
HCP, Inc.	6.00%	1/30/2017	273	277,712
HCP, Inc.	6.30%	9/15/2016	128	128,156
HCP, Inc.	6.70%	1/30/2018	392	419,351
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	200	225,831
Highwoods Realty LP	5.85%	3/15/2017	50	51,046
Kilroy Realty LP	4.80%	7/15/2018	494	517,521
Kilroy Realty LP	6.625%	6/1/2020	1,470	1,686,312
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	978	1,029,345
SL Green Realty Corp.	7.75%	3/15/2020	600	698,249
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,665	1,685,446
Vereit Operating Partnership LP	4.125%	6/1/2021	200	209,750
Welltower, Inc.	4.125%	4/1/2019	103	108,625
Weyerhaeuser Co.	7.375%	10/1/2019	68	77,812
Total				16,165,088

Retail 0.27%

Jo-Ann Stores LLC†	8.125%	3/15/2019	101	101,505
Marks & Spencer plc (United Kingdom)†(c)	6.25%	12/1/2017	200	210,893
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	600	516,420
Rite Aid Corp.	9.25%	3/15/2020	244	257,725
Serta Simmons Bedding LLC†	8.125%	10/1/2020	660	689,288
Total				1,775,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail: Specialty 0.07%

Elizabeth Arden, Inc.	7.375%	3/15/2021	$451	$465,094

Savings & Loan 0.03%

Astoria Financial Corp.	5.00%	6/19/2017	166	169,173

Steel 0.06%

GTL Trade Finance, Inc.†	7.25%	10/20/2017	250	260,937
Nucor Corp.	5.75%	12/1/2017	95	99,168
Nucor Corp.	5.85%	6/1/2018	27	28,900
Total				389,005

Technology 0.45%

Alibaba Group Holding Ltd. (China)(c)	2.50%	11/28/2019	200	203,978
Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021	400	415,686
Baidu, Inc. (China)(c)	2.25%	11/28/2017	200	201,852
Baidu, Inc. (China)(c)	2.75%	6/9/2019	200	204,875
Baidu, Inc. (China)(c)	3.25%	8/6/2018	500	512,858
eBay, Inc.	1.237%#	8/1/2019	640	638,093
Expedia, Inc.	7.456%	8/15/2018	716	791,701
Symantec Corp.	2.75%	6/15/2017	25	25,129
Total				2,994,172

Telecommunications 1.32%

America Movil SAB de CV (Mexico)(c)	1.656%#	9/12/2016	600	600,042
BellSouth LLC†	4.40%	4/26/2017	2,750	2,805,267
Digicel Group Ltd. (Jamaica)†(c)	8.25%	9/30/2020	800	728,000
FairPoint Communications, Inc.†	8.75%	8/15/2019	21	21,551
Frontier Communications Corp.	8.50%	4/15/2020	505	546,662
Frontier Communications Corp.	8.875%	9/15/2020	1,492	1,631,875
Frontier Communications Corp.	9.25%	7/1/2021	651	707,149
GTH Finance BV (Netherlands)†(c)	6.25%	4/26/2020	200	210,675
T-Mobile USA, Inc.	6.464%	4/28/2019	905	924,231
T-Mobile USA, Inc.	6.625%	11/15/2020	609	629,554
Total				8,805,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Toys 0.00%

Mattel, Inc.	1.70%	3/15/2018		$16	$16,062

Transportation: Miscellaneous 0.13%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019		700	724,500
Ryder System, Inc.	5.85%	11/1/2016		175	176,315
Total					900,815

Wholesale 0.15%

HD Supply, Inc.	7.50%	7/15/2020		177	184,523
Ingram Micro, Inc.	5.25%	9/1/2017		559	575,879
Rexel SA (France)†(c)	5.25%	6/15/2020		200	209,000
Total					969,402
Total Corporate Bonds (cost $305,651,539)					308,114,000

FLOATING RATE LOANS(d) 4.93%

Auto Parts: Original Equipment 0.11%

Allison Transmission, Inc. Term Loan B3	3.50%	9/23/2022		319	320,420
MPG Holdco I, Inc. 2015 Term Loan B	3.75%	10/20/2021		418	418,897
Total					739,317

Business Services 0.02%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021		124	120,671

Chemicals 0.14%

Huntsman International, LLC 2016 Term Loan B	4.25%	4/1/2023		347	349,572
INEOS US Finance LLC Term Loan	3.75%	5/4/2018		607	608,313
Total					957,885

Computer Software 0.10%

First Data Corp. 2022 Term Loan	4.272%	7/8/2022		700	703,150

Containers 0.43%

Ball Corporation EUR Term Loan A	— (e)	3/18/2021	EUR	175	195,448
Ball Corporation USD Term Loan A	— (e)	3/18/2021		$650	649,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers (continued)

Owens llinois, Inc. Term Loan A	2.247%	4/22/2020	$497	$490,915
Owens llinois, Inc. Term Loan B	3.50%	9/1/2022	502	505,490
WestRock Company Closing Date Term Loan	— (e)	7/1/2020	1,000	1,000,630
Total				2,842,077

Drugs 0.01%

Express Scripts Holding Co. 2 Year Term Loan	1.621%	4/28/2017	100	99,844

Electric: Power 0.17%

Dayton Power & Light Company (The) Term Loan	4.00%	8/24/2022	149	150,397
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	634	622,645
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	349	335,367
Total				1,108,409

Electrical Equipment 0.48%

Avago Technologies Cayman Ltd. 2016 Term Loan A	2.258%	2/1/2021	1,234	1,221,260
Avago Technologies Cayman Ltd. Term Loan B3	3.508%	2/1/2023	1,320	1,333,027
MKS Instruments, Inc. Tranche B1 Term Loan	4.25%	5/1/2023	47	47,302
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(c)	3.00%	10/14/2021	587	589,673
Total				3,191,262

Entertainment 0.17%

Kasima LLC Term Loan	3.25%	5/17/2021	1,130	1,134,191

Food 0.15%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	318	316,676
Dole Food Co., Inc. Tranche B Term Loan	4.50% - 6.00%	11/1/2018	344	345,790
Supervalu, Inc. Refi Term Loan B	5.50%	3/21/2019	332	332,646
Total				995,112

Government 0.22%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	1,438	1,443,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.34%

Medtronic, Inc. Term Loan	1.40%	1/26/2018	$1,500	$1,492,500
Zimmer Holdings, Inc. Term Loan	1.873% - 1.899%	5/29/2019	780	777,075
Total				2,269,575

Health Care Services 0.09%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.002%	10/30/2017	202	201,744
Laboratory Corp. of America Holdings Term Loan	1.774%	12/19/2019	426	426,127
Total				627,871

Household Equipment/Products 0.08%

Dell International LLC Term Loan B2	4.00%	4/29/2020	351	352,266
Sun Products Corporation (The) Term Loan B	5.50%	3/23/2020	200	200,407
Total				552,673

Lodging 0.48%

Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	457	457,173
Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	97	95,488
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,611	2,623,859
Total				3,176,520

Media 0.50%

AMC Networks, Inc. Term Loan A	1.998%	12/31/2019	1,864	1,848,054
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,483	1,487,355
Total				3,335,409

Miscellaneous 0.22%

Harris Corp. 3 Year Tranche Term Loan	2.03%	3/16/2018	878	877,692
Harris Corp. 5 Year Tranche Term Loan	2.03%	3/16/2020	562	561,731
Total				1,439,423

Oil 0.29%

Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	75	75,750
Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	293	303,134
Noble Energy, Inc. Initial Term Loan	1.698%	1/6/2019	1,500	1,484,070
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	425	99,167
Total				1,962,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.32%

American Tower Corp. Term Loan	1.78%	1/29/2021		$1,641	$1,620,487
Crown Castle International Corporation Term Loan	1.905%	1/21/2021		500	494,688
Total					2,115,175

Retail 0.45%

BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019		421	421,395
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021		803	638,448
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020		318	319,773
PVH Corp. Term Loan A	2.007%	5/19/2021		968	967,584
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021		500	501,875
Yum! Brands Inc. 1st Lien Term Loan B	3.257%	6/16/2023		150	151,165
Total					3,000,240

Technology 0.04%

Zayo Group LLC 2021 Term Loan	3.75%	5/6/2021		250	250,688

Telecommunications 0.12%

AT&T, Inc. Advance Tranche A Term Loan	1.633%	1/16/2018		91	90,916
Verizon Communications Inc. 5 year Term Loan	1.772%	7/31/2019		725	725,453
Total					816,369
Total Floating Rate Loans (cost $33,084,250)					32,881,648

FOREIGN BOND(b) 0.03%

United Kingdom

R&R Ice Cream plc PIK† (cost $272,145)	9.25%	5/15/2018	EUR	200	225,321

FOREIGN GOVERNMENT OBLIGATION 0.01%

Dominican Republic

Dominican Republic† (cost $40,449)	9.04%	1/23/2018		$39	41,472

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.52%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69%#	10/25/2030		508	529,806
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.302%#	9/25/2044		135	137,871
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.167%#	11/25/2044		300	310,002
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019%#	1/25/2047		100	102,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2012-K708 C†	3.883	%#	2/25/2045	$500	$499,685
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.952	%#	6/25/2047	200	206,988
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.196	%#	3/25/2045	323	324,217
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484	%#	5/25/2045	300	307,768
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	122	124,084
Government National Mortgage Assoc. 2013-171 IO	1.024	%#	6/16/2054	8,259	609,531
Government National Mortgage Assoc. 2013-193 IO	1.056	%#	1/16/2055	3,312	243,922
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	437	453,372
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	633	639,172
Government National Mortgage Assoc. 2014-15 IO	0.946	%#	8/16/2054	8,651	566,134
Government National Mortgage Assoc. 2014-64 IO	1.281	%#	12/16/2054	54,251	4,335,341
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	38	38,860
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	244	244,033
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	457	469,448
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $10,510,613)					10,143,178

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.21%

Federal Home Loan Mortgage Corp.	2.605	%#	12/1/2036	348	367,397
Federal Home Loan Mortgage Corp.	2.633	%#	4/1/2037	140	146,926
Federal Home Loan Mortgage Corp.	2.649	%#	2/1/2038	469	496,020
Federal Home Loan Mortgage Corp.	2.68	%#	10/1/2038	101	106,633
Federal Home Loan Mortgage Corp.	2.693	%#	5/1/2036	120	127,035
Federal Home Loan Mortgage Corp.	2.809	%#	9/1/2036	318	335,846
Federal Home Loan Mortgage Corp.	2.85	%#	2/1/2037	281	298,379
Federal Home Loan Mortgage Corp.	3.128	%#	11/1/2043	2,150	2,226,578
Federal National Mortgage Assoc.	2.456	%#	6/1/2038	667	696,119
Federal National Mortgage Assoc.	2.538	%#	3/1/2039	232	242,312
Federal National Mortgage Assoc.	2.551	%#	10/1/2035	486	513,015
Federal National Mortgage Assoc.	2.58%		11/1/2018	484	496,310
Federal National Mortgage Assoc.	2.645	%#	1/1/2038	301	317,229
Federal National Mortgage Assoc.	2.695	%#	8/1/2038	134	140,510
Federal National Mortgage Assoc.	2.697	%#	9/1/2038	256	269,878
Federal National Mortgage Assoc.	2.703	%#	8/1/2037	27	28,500
Federal National Mortgage Assoc.	2.712	%#	3/1/2038	123	129,507
Federal National Mortgage Assoc.	2.719	%#	12/1/2045	479	497,665
Federal National Mortgage Assoc.	2.737	%#	12/1/2045	1,734	1,799,996
Federal National Mortgage Assoc.	2.838	%#	10/1/2045	513	532,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.948%#	12/1/2038	$139	$147,201
Federal National Mortgage Assoc.	3.14%#	3/1/2042	3,259	3,425,696
Federal National Mortgage Assoc.	3.361%#	12/1/2040	292	306,131
Federal National Mortgage Assoc.	3.419%#	12/1/2040	564	590,515
Federal National Mortgage Assoc.	3.464%#	10/1/2040	207	218,312
Federal National Mortgage Assoc.	3.961%#	4/1/2040	258	270,132
Total Government Sponsored Enterprises Pass-Throughs (cost $14,745,117)				14,726,771

MUNICIPAL BONDS 0.63%

Miscellaneous

IL State GO	2.77%	4/1/2018	350	351,242
IL State GO	4.35%	6/1/2018	484	494,866
IL State GO	4.833%	2/1/2017	100	101,192
IL State GO	5.365%	3/1/2017	200	203,972
IL State GO	5.665%	3/1/2018	650	684,021
IL State GO	6.20%	7/1/2021	500	543,910
Illinois	3.90%	1/1/2018	100	101,866
Illinois	5.877%	3/1/2019	300	326,232
New Jersey Econ Dev Auth	2.421%	6/15/2018	500	501,200
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2019	100	94,677
New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	500	500,500
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2018	300	323,532
Total Municipal Bonds (cost $4,194,052)				4,227,210

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.44%

Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	779	814,942
Aventura Mall Trust 2013-AVM A†	3.867%#	12/5/2032	1,200	1,294,180
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808%#	6/15/2028	350	351,721
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808%#	6/15/2028	620	627,011
BAMLL-DB Trust 2012-OSI A1†	2.343%	4/13/2029	166	166,424
BAMLL-DB Trust 2012-OSI A2FX†	3.352%	4/13/2029	527	531,345
Banc of America Commercial Mortgage Trust 2007-2 AM	5.801%#	4/10/2049	2,500	2,554,299
Banc of America Commercial Mortgage Trust 2007-3 AM	5.723%#	6/10/2049	500	511,715
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%	6/10/2049	700	712,212
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.703%#	6/24/2050	1,000	1,023,128
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%	12/16/2043	379	380,098
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.154%#	2/15/2051	230	230,950
BB-UBS Trust 2012-TFT A†	2.892%	6/5/2030	2,474	2,518,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BB-UBS Trust 2012-TFT C†	3.584	%#	6/5/2030	$3,000	$2,968,329
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	272,851
BBCMS Trust 2015-STP XB IO†	0.286	%#	9/10/2028	88,000	741,840
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	498	496,391
BBCMS Trust 2015-VFM X IO†	0.605	%#	3/12/2036	92,565	2,599,687
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	595	633,969
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.854	%#	11/11/2041	595	633,904
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.91	%#	6/11/2040	2,000	2,053,200
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	153	166,283
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#	3/10/2033	47,800	1,557,444
CD Commercial Mortgage Trust 2007-CD4 WFC3†	5.883	%#	12/11/2049	2,503	2,529,589
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.885	%#	12/15/2047	204	236,653
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.937	%#	5/10/2058	1,044	128,760
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.458	%#	6/15/2031	364	364,083
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	494,183
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	370,464
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912	%#	4/10/2028	170	160,531
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	105	108,238
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73	%#	3/25/2049	245	250,610
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311	%#	12/19/2039	119	119,195
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	316	317,439
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	500	498,091
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.319	%#	7/10/2047	3,452	62,882
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.59	%#	6/10/2048	6,159	188,915
Citigroup Commercial Mortgage Trust 2015-SSHP C†	2.608	%#	9/15/2027	2,673	2,625,165
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.628	%#	7/25/2036	421	403,461
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	220	223,425
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	2,040	2,073,360
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	750	806,818
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.188	%#	7/10/2046	100	112,199
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.525	%#	2/10/2029	12,000	31,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-CR1 D†	5.53	%#	5/15/2045	$3,000	$3,121,046
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	2.064	%#	10/15/2045	5,664	432,980
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	669	667,921
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	56	56,319
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.603	%#	3/10/2046	11,117	674,653
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.792	%#	6/10/2046	19,179	515,479
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	486	485,985
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.249	%#	6/8/2030	1,000	1,001,562
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.431	%#	8/10/2047	3,573	226,257
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.458	%#	7/13/2031	935	941,416
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.658	%#	10/15/2031	200	196,458
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.658	%#	6/15/2034	521	521,464
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.258	%#	6/15/2034	621	617,328
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.908	%#	6/15/2034	1,000	992,441
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.576	%#	8/10/2029	3,000	3,007,282
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.576	%#	8/10/2029	3,000	2,816,074
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	3,058,882
Commercial Mortgage Trust 2006-GG7 AM	5.951	%#	7/10/2038	1,101	1,099,548
Commericial Mortgage Trust 2016-CD1 XA IO	1.582	%#	8/10/2049	3,522	374,857
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	302	316,394
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	175	175,650
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.267	%#	2/15/2041	1,035	1,069,304
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	88	90,152
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	537	581,708
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	1,260	1,393,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.134	%#	9/15/2039	$225	$229,879
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.858	%#	9/15/2038	232	227,559
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.308	%#	9/15/2038	653	638,986
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#	9/15/2037	40,000	1,703,000
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.828	%#	4/15/2029	950	946,417
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.358	%#	4/15/2029	683	679,624
Csail Commercial Mortgage Trust 2015-C2 XB IO†	0.144	%#	6/15/2057	82,732	354,920
DBJPM Mortgage Trust 2016-C3 XA IO	1.665	%#	9/10/2049	10,000	1,170,322
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	392	408,496
DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	175	193,422
DBUBS Mortgage Trust 2011-LC2A D†	5.727	%#	7/10/2044	400	423,229
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	531	553,479
DBWF Mortgage Trust 2015-LCM XA IO†	0.421	%#	6/10/2034	1,063	23,831
EQTY Mortgage Trust 2014-INNS C†	2.099	%#	5/8/2031	100	98,005
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	800	802,218
Extended Stay America Trust 2013-ESH7 D7†	5.521	%#	12/5/2031	900	903,345
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#	12/15/2034	100	102,097
GRACE Mortgage Trust 2014-GRCE B†	3.52%		6/10/2028	300	318,231
GRACE Mortgage Trust 2014-GRCE E†	3.71	%#	6/10/2028	142	145,611
Great Wolf Trust 2015-WOLF A†	1.958	%#	5/15/2034	626	624,709
Great Wolf Trust 2015-WOLF C†	3.008	%#	5/15/2034	230	228,702
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#	12/10/2027	600	608,870
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267	%#	4/10/2034	115	124,448
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	613	623,782
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	221	221,655
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	505	504,937
GS Mortgage Securities Trust 2010-C1 D†	6.212	%#	8/10/2043	100	104,051
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	123	128,481
GS Mortgage Securities Trust 2012-GCJ9 IO	2.456	%#	11/10/2045	1,881	160,112
GS Mortgage Securities Trust 2013-GC12 XA IO	1.836	%#	6/10/2046	24,478	1,720,971
GS Mortgage Securities Trust 2015-GS1 XA IO	0.986	%#	11/10/2048	1,095	65,840
GS Mortgage Securities Trust 2016-RENT C†	4.202	%#	2/10/2029	252	261,186
H/2 Asset Funding 2014-1 Ltd.	2.343%		3/19/2037	900	898,246
H/2 Asset Funding 2015-1A-AFL	2.084%		6/24/2049	1,108	1,104,105
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	553	553,382
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	551,708
HILT Mortgage Trust 2014-ORL B†	1.708	%#	7/15/2029	100	97,513
HILT Mortgage Trust 2014-ORL C†	2.108	%#	7/15/2029	500	491,775
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,662	1,675,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	$265	$266,914
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.881	%#	2/12/2049	775	790,010
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.377	%#	12/15/2047	13,349	714,218
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.895	%#	7/15/2045	6,957	196,968
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.669	%#	4/15/2046	1,938	128,541
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.408	%#	4/15/2027	115	112,725
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.758	%#	4/15/2027	250	246,537
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	483	500,706
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.395	%#	4/15/2047	3,494	138,859
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.435	%#	4/15/2047	1,000	22,122
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.223	%#	11/15/2047	3,193	173,218
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	335	346,248
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#	6/10/2027	2,906	32,707
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#	6/10/2027	1,292	2,674
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.608	%#	12/15/2030	500	495,753
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.428	%#	6/15/2029	1,494	1,488,485
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.208	%#	6/15/2029	200	196,701
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.09	%#	5/15/2048	2,971	131,334
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.742	%#	9/5/2032	1,175	1,193,178
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.714	%#	3/18/2051	1,395	1,410,209
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.927	%#	6/18/2049	372	376,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#	11/14/2027	$410	$412,547
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#	11/14/2027	329	332,645
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	6,000	6,010,612
LMREC, Inc. 2015-CRE1 A†	2.272	%#	2/22/2032	750	741,887
LMREC, Inc. 2015-CRE1 B†	4.022	%#	2/22/2032	100	96,962
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	3,074	63,592
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%		4/20/2048	453	459,079
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.109	%#	3/10/2049	1,640	159,967
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.749	%#	3/10/2049	19,753	1,070,316
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	81	79,597
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	68	66,625
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	781	782,630
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	50	51,489
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.893	%#	7/15/2050	7,428	315,511
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.902	%#	4/12/2049	2,896	2,907,629
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.726	%#	3/15/2045	19,760	1,371,486
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	388	388,244
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	106,499
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#	7/13/2029	60,000	335,400
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.988	%#	8/12/2045	5,100	5,171,244
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	477	474,753
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	592	602,776
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.524	%#	8/25/2029	1,128	1,139,681
Prima Capital Ltd.	2.214%		5/24/2021	1,352	1,352,906
RAIT Trust 2014-FL2 B†	2.658	%#	5/13/2031	500	498,478
RBSCF Trust 2010-RR3 WBTB†	6.156	%#	2/16/2051	930	937,690
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%		10/8/2020	781	775,589
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.557	%#	4/15/2032	460	454,245
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	126	127,485
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	109	109,137
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.043	%#	5/10/2063	94	96,918
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.194	%#	3/10/2046	11,429	592,267
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.422	%#	4/10/2046	19,192	1,168,852
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	228	234,076
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	142	141,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	$1,233	$1,242,310
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	2,155	2,179,051
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	2.983	%#	6/15/2029	168	168,134
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	4.858	%#	6/15/2029	550	550,975
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.799	%#	11/15/2043	520	573,726
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.904	%#	6/15/2048	3,963	187,708
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101	%#	6/15/2048	58,000	219,640
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.955	%#	8/15/2049	5,600	765,940
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	1	961
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	894	936,656
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	181	184,568
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.661	%#	6/15/2045	11,832	772,073
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	281	282,079
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.531	%#	5/15/2045	12,346	777,864
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.345	%#	5/15/2047	6,880	408,252
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#	5/15/2047	1,368	57,096
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.759	%#	8/15/2047	15,000	674,574
Total Non-Agency Commercial Mortgage-Backed Securities (cost $132,395,473)					129,630,094

U.S. TREASURY OBLIGATIONS 1.99%

U.S. Treasury Note	0.875%		10/15/2017	1,154	1,156,311
U.S. Treasury Note	1.375%		6/30/2018	12,000	12,125,388
Total U.S. Treasury Obligations (cost $13,288,975)					13,281,699
Total Long-Term Investments (cost $614,689,988)					614,336,176

SHORT-TERM INVESTMENTS 9.46%

COMMERCIAL PAPER 1.35%

Chemicals 0.19%

Albemarle Corp.	Zero Coupon		9/14/2016	500	499,765
Potash Corp. of Saskatchewan, Inc.	Zero Coupon		10/3/2016	750	749,413
Total					1,249,178

Health Care Services 0.30%

Humana, Inc.	Zero Coupon		9/30/2016	2,000	1,998,518

Manufacturing 0.07%

Pentair Finance SA	Zero Coupon		9/2/2016	500	499,980

Office Furniture & Business Equipment 0.19%

Xerox Corp.	Zero Coupon		9/12/2016	1,250	1,249,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.15%

Eni Finance USA, Inc.	Zero Coupon	9/16/2016	$1,000	$999,625

Oil: Crude Producers 0.15%

Plains All American Pipeline LP	Zero Coupon	9/12/2016	1,000	999,603

Telecommunications 0.30%

Deutsche Telekom AG	Zero Coupon	9/29/2016	2,000	1,998,600
Total Commercial Paper (cost $8,995,065)				8,995,065

CORPORATE BONDS 1.25%

Banks: Regional 0.15%

Banco de Bogota SA (Colombia)†(c)	5.00%	1/15/2017	600	606,969
Grupo Aval Ltd.†	5.25%	2/1/2017	400	406,000
Total				1,012,969

Beverages 0.21%

Beam Suntory, Inc.	1.875%	5/15/2017	1,425	1,429,670

Chemicals 0.08%

Valspar Corp. (The)	6.05%	5/1/2017	500	515,887

Computer Software 0.01%

Fidelity National Information Services, Inc.	1.45%	6/5/2017	32	31,993

Drugs 0.03%

Perrigo Co. plc (Ireland)(c)	1.30%	11/8/2016	200	200,091

Electric: Power 0.02%

Jersey Central Power & Light Co.	5.65%	6/1/2017	101	104,021

Financial Services 0.06%

International Lease Finance Corp.†	6.75%	9/1/2016	200	200,000
International Lease Finance Corp.	8.75%	3/15/2017	203	210,633
Total				410,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.02%

Bunge Ltd. Finance Corp.	3.20%	6/15/2017	$150	$152,097

Media 0.28%

Scripps Networks Interactive, Inc.	2.70%	12/15/2016	1,500	1,506,450
Viacom, Inc.	2.50%	12/15/2016	375	376,410
Total				1,882,860

Metal Fabricating 0.09%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	600	604,875

Oil 0.03%

CNOOC Nexen Finance 2014 ULC (Canada)(c)	1.625%	4/30/2017	200	200,364

Oil: Crude Producers 0.04%

Plains All American Pipeline LP/PAA Finance Corp.	6.125%	1/15/2017	25	25,412
Tennessee Gas Pipeline Co. LLC	7.50%	4/1/2017	250	257,981
Total				283,393

Real Estate Investment Trusts 0.10%

Equity Commonwealth	6.25%	6/15/2017	281	284,342
Hospitality Properties Trust	5.625%	3/15/2017	261	265,988
Liberty Property LP	5.50%	12/15/2016	125	126,472
Total				676,802

Steel 0.09%

Vale Overseas Ltd. (Brazil)(c)	6.25%	1/23/2017	567	578,340

Telecommunications 0.04%

Telefonica Emisiones SAU (Spain)(c)	6.221%	7/3/2017	250	259,856
Total Corporate Bonds (cost $8,329,835)				8,343,851

MUNICIPAL BOND 0.05%

Miscellaneous

New Jersey Econ Dev Auth (cost $300,143)	1.348%	3/1/2017	300	300,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 6.81%

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $46,075,000 of U.S. Treasury Note at 0.875% due 5/15/2017; value: $46,292,290; proceeds: $45,380,480 (cost $45,380,443)	$45,380	$45,380,443
Total Short-Term Investments (cost $63,005,486)		63,020,250
Total Investments in Securities 101.59% (cost $677,695,474)		677,356,426
Liabilities in Excess of Other Assets(f) (1.59%)		(10,581,767)
Net Assets 100.00%		$666,774,659

BRL	Brazilian real.
EUR	euro.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2016.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at August 31, 2016.
(e)	Interest rate to be determined.
(f)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Goldman Sachs	11/16/2016	201,235	$225,708	$225,189	$519

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2016	511	Long	$111,557,688	$110,882
U.S. 5-Year Treasury Note	December 2016	31	Long	3,758,750	671
Totals				$115,316,438	$111,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2016	213	Long	$27,886,359	$(23,355)
U.S. Long Bond	December 2016	45	Long	7,666,875	(27,853)
Totals				$35,553,234	$(51,208)

Open Consumer Price Index (“CPI”) Swaps at August 31, 2016:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	$5,000,000	$5,032,670	$32,670
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	20,000,000	20,418,934	418,934
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	15,033,815	33,815
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	25,178,536	178,536
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	20,118,113	118,113
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	20,011,886	11,886
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	10,021,477	21,477
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	15,000,000	15,126,558	126,558
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	40,031,183	31,183
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,003,170	3,170
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	31,364,956	1,364,956
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	26,167,177	1,167,177
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,576,771	576,771
Barclays Bank plc	CPI Urban Consumer NSA	1.6725%	9/26/2016	30,000,000	30,703,627	703,627
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	10,036,928	36,928
Barclays Bank plc	CPI Urban Consumer NSA	1.4225%	11/28/2016	30,000,000	30,465,693	465,693
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,589,744	1,589,744
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,490,603	490,603
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	20,324,882	324,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	$35,000,000	$35,277,771	$277,771
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,530,873	530,873
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	20,025,162	25,162
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	20,017,159	17,159
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	15,117,718	117,718
Deutsche Bank AG	CPI Urban Consumer NSA	1.506%	10/30/2016	40,000,000	40,722,972	722,972
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,041,340	41,340
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	32,884,887	2,884,887
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,949,418	949,418
Goldman Sachs	CPI Urban Consumer NSA	1.9575%	1/17/2017	40,000,000	41,059,045	1,059,045
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,053,680	53,680
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,739,280	739,280
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	5,052,676	52,676
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	10,023,195	23,195
J.P. Morgan	0.8225%	CPI Urban Consumer NSA	8/27/2017	15,000,000	15,138,575	138,575
Morgan Stanley	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	30,237,333	237,333
Morgan Stanley	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,015,056	15,056
Unrealized Appreciation on CPI Swaps						$15,582,863

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.740%	6/16/2018	$15,000,000	$14,986,329	$(13,671)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,939,702	(60,298)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,937,780	(62,220)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	$10,000,000	$9,921,879	$(78,121)
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	34,977,853	(22,147)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,548,464	(451,536)
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	15,000,000	14,043,111	(956,889)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	35,905,171	(4,094,829)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	26,886,555	(3,113,445)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,537,647	(462,353)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	35,215,347	(4,784,653)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,454,204	(545,796)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,032,187	(967,813)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,953,931	(46,069)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,876,255	(123,745)
Barclays Bank plc	CPI Urban Consumer NSA	1.266%	12/14/2017	30,000,000	29,834,178	(165,822)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,854,590	(145,410)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,663,509	(336,491)
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	9,883,501	(116,499)
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	4,883,940	(116,060)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,556,720	(443,280)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,489,861	(510,139)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,385,832	(2,614,168)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	26,858,394	(3,141,606)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,526,795	(1,473,205)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,415,972	(2,584,028)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	$15,000,000	$9,047,941	$(5,952,059)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,414,693	(585,307)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,067,354	(3,932,646)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	5,644,205	(2,355,795)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7625%	5/26/2018	30,000,000	29,948,544	(51,456)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,944,560	(55,440)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,930,525	(69,475)
Deutsche Bank AG	CPI Urban Consumer NSA	1.378%	12/7/2017	20,000,000	19,935,176	(64,824)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,902,084	(97,916)
Deutsche Bank AG	CPI Urban Consumer NSA	1.280%	12/10/2017	20,000,000	19,895,670	(104,330)
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	9,838,078	(161,922)
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	4,904,715	(95,285)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,118,421	(881,579)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,431,931	(1,568,069)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,504,562	(495,438)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,294,199	(705,801)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,035,265	(1,964,735)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,230,505	(769,495)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,056,169	(943,831)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	8,886,867	(1,113,133)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,006,226	(993,774)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,064,142	(1,935,858)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,397,947	(602,053)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	$15,000,000	$13,451,451	$(1,548,549)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,210,927	(1,789,073)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,793,447	(1,206,553)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,287,422	(712,578)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,214,906	(1,785,094)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	12,942,207	(2,057,793)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,103,823	(1,896,177)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	25,884,361	(4,115,639)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	25,860,745	(4,139,255)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,423,513	(1,576,487)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,745,480	(1,254,520)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	21,480,811	(3,519,189)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	10,046,237	(4,953,763)
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	4,999,059	(941)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	26,921,172	(3,078,828)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	26,862,972	(3,137,028)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,057,637	(942,363)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,161,806	(1,838,194)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	16,937,378	(3,062,622)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	8,977,683	(6,022,317)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	6,777,850	(3,222,150)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	32,770,835	(2,229,165)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,080,248	(919,752)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	$10,000,000	$8,816,043	$(1,183,957)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	26,512,340	(3,487,660)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,403,077	(596,923)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	17,643,107	(2,356,893)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,474,332	(1,525,668)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	12,983,512	(2,016,488)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	25,846,247	(4,153,753)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,044,860	(1,955,140)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,594,563	(1,405,437)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,456,389	(543,611)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,738,542	(1,261,458)
Morgan Stanley	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,921,527	(78,473)
Morgan Stanley	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,965,341	(34,659)
Morgan Stanley	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,934,386	(65,614)
Morgan Stanley	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,957,248	(42,752)
Morgan Stanley	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	34,904,548	(95,452)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,046,268	(953,732)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,215,579	(1,784,421)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,636,485	(1,363,515)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	3,919,489	(1,080,511)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,076,310	(1,923,690)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	8,912,512	(1,087,488)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	$10,000,000	$8,789,991	$(1,210,009)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,550,024	(1,449,976)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,204,376	(1,795,624)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,535,017	(2,464,983)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	21,551,883	(3,448,117)
Unrealized Depreciation on CPI Swaps						$(147,304,548)

Credit Default Swaps on Indexes - Sell Protection at August 31, 2016(1):

Referenced Index*	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$1,552	$1,551	$(68)	$67	$(1)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	2,587	2,584	(52)	49	(3)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	480,793	480,192	(15,698)	15,097	(601)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	961,586	960,384	(32,209)	31,007	(1,202)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	424,283	423,554	(30,765)	30,036	(729)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	1,552	1,551	(68)	67	(1)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	2,587	2,584	(114)	111	(3)
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	48,079	48,019	(3,431)	3,371	(60)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	7,762	7,754	(177)	169	(8)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	96,159	96,038	(7,340)	7,219	(121)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	240,396	240,095	(18,356)	18,055	(301)
						$(108,278)	$105,248	$(3,030)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $105,248. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Credit Cards	$—	$12,740,408	$704,479	(4)	$13,444,887
Other	—	33,388,675	1,468,491	(4)	34,857,166
Remaining Industries	—	52,328,361	—		52,328,361
Common Stock	2,832	—	—		2,832
Convertible Bonds
Oil	—	—	8,933	(5)	8,933
Retail	—	422,604	—		422,604
Corporate Bonds	—	316,457,851	—		316,457,851
Floating Rate Loans(6)
Auto Parts: Original Equipment	—	739,317	—		739,317
Business Services	—	120,671	—		120,671
Chemicals	—	957,885	—		957,885
Computer Software	—	703,150	—		703,150
Containers	—	996,405	1,845,672		2,842,077
Drugs	—	—	99,844		99,844
Electric: Power	—	1,108,409	—		1,108,409
Electrical Equipment	—	3,191,262	—		3,191,262
Entertainment	—	1,134,191	—		1,134,191
Food	—	995,112	—		995,112
Government	—	1,443,666	—		1,443,666
Health Care Products	—	1,492,500	777,075		2,269,575
Health Care Services	—	201,744	426,127		627,871
Household Equipment/Products	—	552,673	—		552,673
Lodging	—	3,176,520	—		3,176,520
Media	—	3,335,409	—		3,335,409
Miscellaneous	—	—	1,439,423		1,439,423
Oil	—	478,051	1,484,070		1,962,121
Real Estate Investment Trusts	—	2,115,175	—		2,115,175
Retail	—	3,000,240	—		3,000,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Technology	$—	$250,688	$—		$250,688
Telecommunications	—	816,369	—		816,369
Foreign Bond	—	225,321	—		225,321
Foreign Government Obligation	—	41,472	—		41,472
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	10,143,178	—		10,143,178
Government Sponsored Enterprises Pass-Throughs	—	14,726,771	—		14,726,771
Municipal Bonds	—	4,528,101	—		4,528,101
Non-Agency Commercial Mortgage-Backed Securities	—	118,021,053	11,609,041	(4)(7)	129,630,094
U.S. Treasury Obligations	—	13,281,699	—		13,281,699
Commercial Paper	—	8,995,065	—		8,995,065
Repurchase Agreement	—	45,380,443	—		45,380,443
Total	$2,832	$657,490,439	$19,863,155		$677,356,426
Other Financial Instruments
CPI Swaps
Assets	$—	$15,582,863	$—		$15,582,863
Liabilities	—	(147,304,548)	—		(147,304,548)
Credit Default Swaps
Assets	—	—	—		—
Liabilities	—	(3,030)	—		(3,030)
Forward Foreign Currency Exchange Contracts
Assets	—	519	—		519
Liabilities	—	—	—		—
Futures Contracts
Assets	111,553	—	—		111,553
Liabilities	(51,208)	—	—		(51,208)
Total	$60,345	$(131,724,196)	$—		$(131,663,851)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes Banc of America Re-REMIC Trust 2009-UB1 A4B, Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX, Commercial Mortgage Pass-Through Certificates 2016-GCT E, Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO, H/2 Asset Funding 2014-1Ltd., H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX and Prima Capital Ltd.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Corporate Bonds	Floating Rate Loans	Government Sponsored Enterprises Collateralized Mortgage Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2015	$729,717	$8,933	$752,812	$4,848,455	$2,362,558	$6,191,057
Accrued discounts/premiums	3,260	—	(1,875)	1,954	—	(23,854)
Realized gain (loss)	—	—	—	(4,832)	—	5
Change in unrealized appreciation/depreciation	132,366	—	(937)	57,296	15,353	(73,324)
Purchases	2,037,344	—	—	4,884,461	—	6,211,820
Sales	—	—	(750,000)	(2,409,169)	—	(696,663)
Net transfers in or out of Level 3	(729,717)	—	—	(1,305,954)	(2,377,911)	—
Balance as of August 31, 2016	$2,172,970	$8,933	$—	$6,072,211	$—	$11,609,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.75%

EXCHANGE-TRADED FUND 0.85%

WisdomTree Japan Hedged Equity Fund (cost $21,710,441)	392,381	$16,951

INVESTMENTS IN UNDERLYING FUNDS(a) 98.90%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	10,375,847	204,612
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	12,538,118	254,148
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	17,484,070	199,668
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,344,499	37,492
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	33,079,007	176,311
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	66,842,763	500,652
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	3,418,176	40,095
Lord Abbett Securities Trust-International Core Equity Fund-Class I(h)	745,129	9,098
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	39,853,238	272,596
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	9,354,994	252,772
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	4,709,754	20,488
Total Investments in Underlying Funds (cost $1,995,995,074)		1,967,932

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $1,000,000 of U.S. Treasury Note at 0.875% due 5/15/2017; value: $1,004,716; proceeds: $981,336 (cost $981,336)	$981	981
Total Investments in Securities 99.80% (cost $2,018,686,851)		1,985,864
Other Assets in Excess of Liabilities(l) 0.20%		4,078
Net Assets 100.00%		$1,989,942

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2016

(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2016(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation
Markit CDX. NA.HY.26(4)	5.00%	6/20/2021	$47,700,000	$45,577,333	$2,329,564	$206,897

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receieve a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	10/28/2016	1,700,000	$2,238,132	$2,235,108	$3,024
Japanese yen	Sell	Goldman Sachs	11/30/2016	1,741,000,000	17,005,773	16,890,845	114,928
Norwegian krone	Sell	Bank of America	11/30/2016	28,200,000	3,435,018	3,385,081	49,937
Swedish krona	Sell	Goldman Sachs	11/30/2016	199,550,000	23,439,244	23,412,649	26,595
Swedish krona	Sell	State Street Bank and Trust	11/30/2016	57,700,000	6,882,854	6,769,781	113,073
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$307,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Goldman Sachs	11/30/2016	40,755,000	$30,546,280	$30,563,597	$(17,317)
Australian dollar	Sell	State Street Bank and Trust	10/28/2016	985,000	739,164	739,256	(92)
British pound	Sell	Goldman Sachs	11/30/2016	12,905,000	16,935,286	16,977,440	(42,154)
euro	Sell	Standard Chartered Bank	10/28/2016	3,500,000	3,864,724	3,913,443	(48,719)
euro	Sell	UBS AG	11/30/2016	53,060,000	59,375,467	59,411,995	(36,528)
Japanese yen	Sell	Standard Chartered Bank	10/28/2016	290,000,000	2,781,316	2,809,631	(28,315)
Norwegian krone	Sell	Goldman Sachs	11/30/2016	99,465,000	11,910,407	11,939,611	(29,204)
Swiss franc	Sell	Standard Chartered Bank	10/28/2016	966,000	979,486	985,409	(5,923)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(208,252)

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2016	321	Long	$34,820,475	$438,495
U.S. 10-Year Treasury Note	December 2016	78	Short	(10,211,906)	4,739
Totals				$24,608,569	$443,234

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$16,951	$—	$—	$16,951
Investments in Underlying Funds	1,967,932	—	—	1,967,932
Repurchase Agreement	—	981	—	981
Total	$1,984,883	$981	$—	$1,985,864
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(2,123)	—	(2,123)
Forward Foreign Currency Exchange Contracts
Assets	—	308	—	308
Liabilities	—	(208)	—	(208)
Futures Contracts
Assets	443	—	—	443
Liabilities	—	—	—	—
Total	$443	$(2,023)	$—	$(1,580)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.70%

EXCHANGE-TRADED FUND 0.85%

WisdomTree Japan Hedged Equity Fund (cost $12,218,303)	220,826	$9,540

INVESTMENTS IN UNDERLYING FUNDS(a) 98.85%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,673,203	56,347
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	5,841,503	115,194
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	9,787,359	198,390
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,449,100	16,244
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	37,805,455	283,163
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(f)	1,928,474	22,621
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	473,098	5,777
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	30,349,360	207,590
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	7,341,421	198,365
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	1,204,022	5,237
Total Investments in Underlying Funds (cost $1,115,937,607)		1,108,928
Total Investments in Securities 99.70% (cost $1,128,155,910)		1,118,468
Other Assets in Excess of Liabilities(k) 0.30%		3,357
Net Assets 100.00%		$1,121,825

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2016(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation
Markit CDX. NA.HY.26(4)	5.00%	6/20/2021	$26,900,000	$25,702,940	$1,313,738	$116,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2016

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	10/28/2016	900,000	$1,184,893	$1,183,292	$1,601
Japanese yen	Sell	Goldman Sachs	11/30/2016	1,100,000,000	10,744,601	10,671,987	72,614
Norwegian krone	Sell	Bank of America	11/30/2016	16,800,000	2,046,393	2,016,644	29,749
Swedish krona	Sell	Goldman Sachs	11/30/2016	126,200,000	14,823,515	14,806,696	16,819
Swedish krona	Sell	State Street Bank and Trust	11/30/2016	36,400,000	4,342,043	4,270,711	71,332
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$192,115

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Goldman Sachs	11/30/2016	25,660,000	$19,232,427	$19,243,330	$(10,903)
Australian dollar	Sell	State Street Bank and Trust	10/28/2016	549,000	411,981	412,032	(51)
British pound	Sell	Goldman Sachs	11/30/2016	8,130,000	10,669,033	10,695,589	(26,556)
euro	Sell	Standard Chartered Bank	10/28/2016	1,700,000	1,877,152	1,900,815	(23,663)
euro	Sell	UBS AG	11/30/2016	33,520,000	37,509,718	37,532,794	(23,076)
Japanese yen	Sell	Standard Chartered Bank	10/28/2016	155,000,000	1,486,565	1,501,699	(15,134)
Norwegian krone	Sell	Goldman Sachs	11/30/2016	63,825,000	7,642,706	7,661,446	(18,740)
Swiss franc	Sell	Standard Chartered Bank	10/28/2016	538,000	545,511	548,810	(3,299)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(121,422)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2016

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2016	182	Long	$19,742,450	$248,871
U.S. 10-Year Treasury Note	December 2016	99	Short	(12,961,266)	6,016
Totals				$6,781,184	$254,887

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$9,540	$—	$—	$9,540
Investments in Underlying Funds	1,108,928	—	—	1,108,928
Total	$1,118,468	$—	$—	$1,118,468
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(1,197)	—	(1,197)
Forward Foreign Currency Exchange Contracts
Assets	—	192	—	192
Liabilities	—	(121)	—	(121)
Futures Contracts
Assets	255	—	—	255
Liabilities	—	—	—	—
Total	$255	$(1,126)	$—	$(871)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.84%

EXCHANGE-TRADED FUND 0.97%

WisdomTree Japan Hedged Equity Fund (cost $23,040,795)	416,425	$17,990

INVESTMENTS IN UNDERLYING FUNDS(a) 98.87%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	4,661,871	94,496
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	16,117,167	184,058
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	2,185,726	24,502
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	31,206,371	166,330
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	86,877,153	650,710
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	3,208,291	37,633
Lord Abbett Securities Trust-International Core Equity Fund-Class I(h)	681,088	8,316
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	23,067,668	157,783
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	3,501,373	94,607
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	94,504,848	411,096
Total Investments in Underlying Funds (cost $1,915,640,026)		1,829,531

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.02%

Repurchase Agreement

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $335,000 of U.S. Treasury Note at 3.125% due 4/30/2017; value: $343,794; proceeds: $334,907 (cost $334,907)	$335	335
Total Investments in Securities 99.86% (cost $1,939,015,728)		1,847,856
Other Assets in Excess of Liabilities(l) 0.14%		2,653
Net Assets 100.00%		$1,850,509

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2016

(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2016(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation
Markit CDX. NA.HY.26(4)	5.00%	6/20/2021	$44,500,000	$42,519,734	$2,173,283	$193,017

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	10/28/2016	1,500,000	$1,974,822	$1,972,154	$2,668
Japanese yen	Sell	Goldman Sachs	11/30/2016	1,605,000,000	15,677,349	15,571,399	105,950
Norwegian krone	Sell	Bank of America	11/30/2016	26,200,000	3,191,399	3,145,004	46,395
Swedish krona	Sell	Goldman Sachs	11/30/2016	185,000,000	21,730,193	21,705,538	24,655
Swedish krona	Sell	State Street Bank and Trust	11/30/2016	53,800,000	6,417,635	6,312,205	105,430
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$285,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Goldman Sachs	11/30/2016	37,790,000	$28,323,983	$28,340,040	$(16,057)
Australian dollar	Sell	State Street Bank and Trust	10/28/2016	1,008,000	756,423	756,517	(94)
British pound	Sell	Goldman Sachs	11/30/2016	11,925,000	15,649,228	15,688,180	(38,952)
euro	Sell	Standard Chartered Bank	10/28/2016	2,900,000	3,202,200	3,242,567	(40,367)
euro	Sell	UBS AG	11/30/2016	49,365,000	55,240,669	55,274,653	(33,984)
Japanese yen	Sell	Standard Chartered Bank	10/28/2016	250,000,000	2,397,686	2,422,096	(24,410)
Norwegian krone	Sell	Goldman Sachs	11/30/2016	91,775,000	10,989,570	11,016,516	(26,946)
Swiss franc	Sell	Standard Chartered Bank	10/28/2016	989,000	1,002,808	1,008,871	(6,063)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(186,873)

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2016	300	Long	$32,542,500	$419,901
U.S. 10-Year Treasury Note	December 2016	89	Short	(11,652,047)	5,408
Totals				$20,890,453	$425,309

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$17,990	$—	$—	$17,990
Investments in Underlying Funds	1,829,531	—	—	1,829,531
Repurchase Agreement	—	335	—	335
Total	$1,847,521	$335	$—	$1,847,856
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(1,980)	—	(1,980)
Forward Foreign Currency Exchange Contracts
Assets	—	285	—	285
Liabilities	—	(187)	—	(187)
Futures Contracts
Assets	425	—	—	425
Liabilities	—	—	—	—
Total	$425	$(1,882)	$—	$(1,457)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.10%

ASSET-BACKED SECURITIES 15.91%

Automobiles 7.32%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$46,369	$46,363,491
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	45,489	45,532,657
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	18,144	18,208,934
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	12,108	12,112,979
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	8,731	8,896,849
AmeriCredit Automobile Receivables Trust 2015-1 A3	1.26%	11/8/2019	47,464	47,450,096
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	14,098	14,132,354
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	31,195	31,337,555
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	76,159	76,646,753
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	20,660	21,040,113
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	28,652	28,868,689
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	43,106	43,409,165
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	35,070	35,355,824
BMW Vehicle Owner Trust 2016-A A4	1.37%	12/25/2022	21,360	21,322,505
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	5,412	5,414,194
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	12,306	12,298,044
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	7,647	7,644,053
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	15,491	15,489,371
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	32,552	32,548,177
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	20,118	20,118,927
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	18,024	18,054,998
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	31,135	31,435,216
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	36,667	36,707,607
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	22,702	22,853,595
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	21,013,629
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	46,759	46,986,618
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	8,021	8,124,582
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	16,679	16,663,423
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	21,993,097
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	27,434	27,736,350
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	28,454	28,466,389
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	46,940	46,998,055
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,283,329
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	24,048,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	$21,169	$21,199,555
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,535,848
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	30,324	30,261,244
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	15,919	15,858,032
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	9,761	9,778,997
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	638	637,364
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	47,193	47,151,188
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	3,898	3,896,083
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,117,409
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	61,584	61,531,290
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	61,646	61,604,611
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	64,580	64,295,661
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	38,879	38,843,562
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	19,495	19,494,588
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	24,576	24,637,477
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,865,910
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	66,352	66,518,889
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	20,670	21,058,542
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	26,255	26,569,729
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	34,572	34,619,644
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	4,984	5,008,901
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,900	2,927,174
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	7,150	7,149,260
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	53,077	53,138,750
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	67,552	68,232,816
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	53,590	54,358,866
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	43,064,890
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	42,105	42,577,149
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	30,853	31,025,339
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	30,853	30,969,396
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,905	65,536,182
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	42,777	42,757,328
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	29,211	29,142,802
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	15,948	16,015,980
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	52,056	52,334,291
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	34,975	34,992,629
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.408%#	3/15/2021	14,807	14,885,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	$17,194	$17,235,902
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	66,118	66,363,523
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	60,573	60,734,627
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	59,061	58,902,421
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	56,589	56,611,975
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	41,095	41,219,995
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	28,349	28,343,397
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	7,453	7,537,404
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	22,140	22,386,502
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	28,819	28,921,521
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	34,016	34,499,854
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	28,251	28,777,226
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,949,466
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	17,354	18,193,647
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	16,535	16,591,143
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	8,230	8,220,819
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,813,699
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	12,653	12,658,779
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	28,800	28,969,790
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,433,643
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,609,649
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	7,357	7,403,315
Total				2,685,527,811

Credit Cards 2.76%

American Express Credit Account Master Trust 2013-1 A	0.928%#	2/16/2021	16,050	16,129,101
American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	86,670	87,071,204
Bank of America Credit Card Trust 2014-A3 A	0.798%#	1/15/2020	77,899	78,001,157
Bank of America Credit Card Trust 2016-A1 A	0.898%#	10/15/2021	72,217	72,448,687
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	39,975	40,057,612
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	26,421	26,458,941
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	31,563	31,688,715
Capital One Multi-Asset Execution Trust 2015-A3	0.908%#	3/15/2023	113,310	113,476,214
Capital One Multi-Asset Execution Trust 2015-A5	1.60%	5/17/2021	36,037	36,313,130
Capital One Multi-Asset Execution Trust 2016-A1	0.958%#	2/15/2022	115,476	116,131,176
Chase Issuance Trust 2012-A4	1.58%	8/16/2021	14,915	15,011,959
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	21,631	21,774,383
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	104,940	104,754,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Citibank Credit Card Issuance Trust 2014-A5	2.68%		6/7/2023	$43,883	$46,198,478
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,741,561
Discover Card Execution Note Trust 2016-A2	1.048	%#	9/15/2021	42,743	43,028,267
First National Master Note Trust 2015-1 A	1.278	%#	9/15/2020	7,307	7,334,862
MBNA Credit Card Master Note Trust 2004-A3	0.768	%#	8/16/2021	51,184	51,169,448
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	24,532	24,664,905
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%		11/15/2020	29,495	29,625,244
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,518	43,222,550
Total					1,014,301,913

Home Equity 0.06%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.648	%#	5/25/2036	18,212	17,357,874
Meritage Mortgage Loan Trust 2004-2 M3	1.463	%#	1/25/2035	5,729	5,497,823
Total					22,855,697

Other 5.77%

Ally Master Owner Trust 2012-5 A	1.54%		9/15/2019	38,500	38,621,552
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	64,198	64,368,382
ALM XIV Ltd. 2014-14A A1†	2.064	%#	7/28/2026	5,500	5,502,501
Apollo Credit Funding IV Ltd. 4A A1†	2.098	%#	4/15/2027	21,500	21,498,209
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.853	%#	4/16/2021	11,905	11,852,844
Ascentium Equipment Receivables LLC 2015-2A A2†	1.57%		12/11/2017	18,825	18,815,512
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	27,015	27,003,032
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	29,406	30,230,269
BlueMountain CLO Ltd. 2014-3A A1†	2.108	%#	10/15/2026	41,750	41,776,177
BlueMountain CLO Ltd. 2015-3A A1†	2.114	%#	10/20/2027	24,750	24,764,345
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.783	%#	4/18/2025	19,500	19,412,426
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	2.128	%#	10/15/2026	6,050	6,042,457
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.104	%#	4/27/2027	9,550	9,564,381
Cedar Funding IV CLO Ltd. 2014-4A A1†	2.138	%#	10/23/2026	22,120	22,179,744
Cent CDO Ltd. 2007-14A A2B†	0.958	%#	4/15/2021	15,000	14,337,303
Cent CLO Ltd. 2013-17A A1†	1.937	%#	1/30/2025	38,500	38,447,690
Cent CLO Ltd. 2013-19A A1A†	1.968	%#	10/29/2025	19,050	18,988,169
Cerberus Onshore II CLO LLC 2013-1A A1†	2.628	%#	10/15/2023	14,363	14,366,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

CIFC Funding I Ltd. 2013-1A A1†	1.783	%#	4/16/2025	$20,000	$19,911,514
CIFC Funding II Ltd. 2014-2A A1L†	2.141	%#	5/24/2026	72,650	72,693,278
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,415,965
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	9,297	9,346,845
Cornerstone CLO Ltd. 2007-1A A1S†	0.848	%#	7/15/2021	447	446,881
Crown Point CLO Ltd. 2012-1A A1LB†	2.136	%#	11/21/2022	2,548	2,553,528
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	22,853	22,891,809
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	5,443	5,427,381
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	6,570	6,548,808
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	21,895	21,947,191
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	34,527	34,548,350
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	22,029	22,042,037
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.133	%#	10/19/2025	26,695	26,724,541
Fortress Credit BSL Ltd. 2013-1A A†	1.813	%#	1/19/2025	46,720	46,587,951
GE Dealer Floorplan Master Note Trust 2014-1 A	0.892	%#	7/20/2019	10,275	10,276,597
GE Dealer Floorplan Master Note Trust 2014-2 A	0.962	%#	10/20/2019	9,044	9,051,547
GE Dealer Floorplan Master Note Trust 2015-2 A	1.162	%#	1/20/2022	11,154	11,159,516
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.933	%#	4/17/2022	36,298	36,227,468
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.906	%#	8/15/2056	27,495	25,962,320
Grayson CLO Ltd. 2006-1A A1A†	0.882	%#	11/1/2021	9,350	9,270,692
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	2.028	%#	7/25/2027	27,750	27,572,186
Hempstead CLO LP 2013-1A A1†	2.128	%#	1/15/2026	23,544	23,570,682
Jefferson Mill CLO Ltd. 2015-1A A1†	2.134	%#	7/20/2027	27,000	26,995,591
JFIN CLO Ltd. 2007-1A A2†	0.874	%#	7/20/2021	7,951	7,888,752
JFIN Revolver CLO 2013-1A A†	1.884	%#	1/20/2021	11,583	11,610,292
JFIN Revolver CLO Ltd. 2014-2A A2†	1.936	%#	2/20/2022	30,356	30,430,363
JFIN Revolver CLO Ltd. 2015-3A A1†	2.134	%#	4/20/2023	35,558	35,608,944
JFIN Revolver CLO Ltd. 2015-4A A†	1.785	%#	4/22/2020	11,768	11,783,431
Leaf Receivables Funding 10 LLC 2015-1 B†	2.42%		1/15/2021	12,673	12,696,682
Leaf Receivables Funding 11 LLC 2016-1 A2†	1.72%		7/15/2018	20,700	20,698,632
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	17,154	17,175,096
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	22,021	22,070,926
Marathon CLO IV Ltd. 2012-4A A1†	2.026	%#	5/20/2023	11,138	11,152,320
Mercedes-Benz Master Owner Trust 2016-BA A†	1.208	%#	5/17/2021	26,000	26,129,631
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	38,520	38,480,267
Mountain View CLO Ltd. 2015-9A A1A†	2.088	%#	7/15/2027	21,000	20,924,841
MT Wilson CLO II Ltd. 2007-2A A2†	0.969	%#	7/11/2020	7,287	7,255,404
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	74,381	74,179,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	$49,555	$49,357,191
Nomura CRE CDO Ltd. 2007-2A A2†	1.091	%#	5/21/2042	4,240	4,237,412
NorthStar Real Estate CDO VIII Ltd. 2006-8A A1†	0.784	%#	2/1/2041	1,494	1,497,404
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.854	%#	2/1/2041	18,500	17,926,487
Northwoods Capital XI Ltd. 2014-11A A†	2.228	%#	4/15/2025	23,200	23,253,745
NZCG Funding Ltd. 2015-2A A1†	2.184	%#	4/27/2027	20,080	20,114,714
Oaktree CLO Ltd. 2014-2A A1A†	2.164	%#	10/20/2026	44,975	45,024,927
Oaktree CLO Ltd. 2015-1A A1†	2.184	%#	10/20/2027	31,000	31,067,930
Oaktree EIF I Ltd. 2015-A1 A†	2.253	%#	10/18/2027	16,750	16,820,945
OCP CLO Ltd. 2014-6A A1A†	2.083	%#	7/17/2026	15,000	14,961,417
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.148	%#	4/15/2026	20,408	20,430,947
Octagon Loan Funding Ltd. 2014-1A A1†	2.076	%#	11/18/2026	3,925	3,910,810
OHA Loan Funding Ltd. 2013-2A A†	1.924	%#	8/23/2024	28,500	28,407,925
OHA Loan Funding Ltd. 2015-1A A†	2.126	%#	2/15/2027	25,650	25,681,083
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.862	%#	3/14/2022	6,627	6,565,082
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	31,797	32,187,992
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	47,781	47,896,133
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	16,808	17,179,534
OZLM Funding Ltd. 2012-1A A1R†	2.155	%#	7/22/2027	20,000	19,980,554
OZLM VII Ltd. 2014-7A A1A†	2.053	%#	7/17/2026	19,000	18,990,612
OZLM VIII Ltd. 2014-8A A1A†	2.073	%#	10/17/2026	83,315	83,274,967
OZLM XI Ltd. 2015-11A A1A†	2.187	%#	1/30/2027	9,750	9,762,929
SLM Private Education Loan Trust 2010-A 2A†	3.731	%#	5/16/2044	33,951	35,037,711
SLM Private Education Loan Trust 2012-A A1†	1.881	%#	8/15/2025	3,157	3,163,471
SLM Private Education Loan Trust 2012-E A1†	1.231	%#	10/16/2023	3,707	3,704,042
SLM Private Education Loan Trust 2013-B A1†	1.131	%#	7/15/2022	16,489	16,493,437
SLM Student Loan Trust 2011-1 A1	1.008	%#	3/25/2026	11,899	11,848,841
Sound Point CLO XI Ltd. 2016-1A A†	2.175	%#	7/20/2028	49,000	49,147,137
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.853	%#	4/17/2021	262	262,238
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	28,943	29,418,018
Tryon Park CLO Ltd. 2013-1A A1†	1.748	%#	7/15/2025	8,150	8,095,213
Venture XVIII CLO Ltd. 2014-18A A†	2.078	%#	10/15/2026	45,250	45,218,963
Voya CLO Ltd. 2012-3A AR†	1.948	%#	10/15/2022	200	199,714
Westchester CLO Ltd. 2007-1A A1A†	0.862	%#	8/1/2022	9,370	9,323,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Westgate Resorts LLC 2014-1A A†	2.15%	12/20/2026		$16,438	$16,258,018
Westgate Resorts LLC 2014-1A B†	3.25%	12/20/2026		6,146	6,072,702
Westgate Resorts LLC 2015-1A A†	2.75%	5/20/2027		6,095	6,057,328
Westgate Resorts LLC 2015-1A B†	3.50%	5/20/2027		10,738	10,601,755
Westgate Resorts LLC 2016-1A A†	3.50%	12/20/2028		45,228	45,253,219
Total					2,118,715,492
Total Asset-Backed Securities (cost $5,813,324,365)					5,841,400,913

			Shares (000)
COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR (cost $743,233)				490	392,134

			Principal Amount (000)
CONVERTIBLE BONDS 0.09%

Oil 0.00%

Oleo e Gas Participacoes SA(a)(b)	10.00%	9/1/2016	BRL	313	548,410
Oleo e Gas Participacoes SA(a)(b)	10.00%	9/1/2016	BRL	395	692,212
Total					1,240,622

Retail 0.09%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019		$27,270	23,571,506
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020		9,030	7,297,369
Total					30,868,875
Total Convertible Bonds (cost $31,166,066)					32,109,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 46.23%

Advertising 0.01%

Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017	$2,250	$2,260,424

Aerospace/Defense 0.03%

BAE Systems plc (United Kingdom)†(c)	3.50%	10/11/2016	1,250	1,253,086
Harris Corp.	1.999%	4/27/2018	1,575	1,586,145
Litton Industries, Inc.	6.75%	4/15/2018	3,470	3,751,146
TransDigm, Inc.	7.50%	7/15/2021	4,364	4,634,023
Total				11,224,400

Air Transportation 0.03%

Air Canada (Canada)†(c)	8.75%	4/1/2020	5,898	6,362,468
Continental Airlines 1998-1 Class B Pass Through Trust	6.748%	3/15/2017	572	587,227
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	4/11/2020	5,149	5,529,032
Total				12,478,727

Auto Parts: Original Equipment 0.09%

BorgWarner, Inc.	5.75%	11/1/2016	1,280	1,287,192
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018	12,157	12,081,019
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018	18,744	19,259,460
Total				32,627,671

Automotive 2.21%

Ford Motor Credit Co. LLC	1.724%	12/6/2017	64,810	64,938,129
Ford Motor Credit Co. LLC	2.24%	6/15/2018	48,100	48,529,148
Ford Motor Credit Co. LLC	3.157%	8/4/2020	77,251	79,854,127
Ford Motor Credit Co. LLC	4.25%	2/3/2017	20,050	20,289,457
Ford Motor Credit Co. LLC	6.625%	8/15/2017	24,198	25,359,093
Ford Motor Credit Co. LLC	8.125%	1/15/2020	30,111	35,701,318
General Motors Co.	3.50%	10/2/2018	53,156	54,789,909
General Motors Financial Co., Inc.	2.40%	5/9/2019	61,339	61,687,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	3.10%	1/15/2019	$61,520	$62,793,156
General Motors Financial Co., Inc.	3.15%	1/15/2020	8,236	8,420,050
General Motors Financial Co., Inc.	3.20%	7/13/2020	46,180	47,277,652
General Motors Financial Co., Inc.	3.25%	5/15/2018	9,645	9,836,164
General Motors Financial Co., Inc.	4.20%	3/1/2021	9,000	9,512,685
General Motors Financial Co., Inc.	4.75%	8/15/2017	19,860	20,465,512
Hyundai Capital America†	2.40%	10/30/2018	33,300	33,812,187
Volkswagen Group of America Finance LLC†	1.25%	5/23/2017	28,043	27,991,765
Volkswagen Group of America Finance LLC†	1.251%#	11/20/2017	8,020	7,993,374
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	51,606	51,550,059
Volkswagen Group of America Finance LLC†	2.125%	5/23/2019	1,000	1,005,591
Volkswagen Group of America Finance LLC†	2.40%	5/22/2020	32,275	32,705,290
Volkswagen Group of America Finance LLC†	2.45%	11/20/2019	51,030	51,825,456
Volkswagen International Finance NV (Netherlands)†(c)	1.60%	11/20/2017	54,416	54,406,641
Total				810,744,414

Banks: Money Center 0.03%

Export-Import Bank of Korea (South Korea)(c)	1.423%#	1/14/2017	11,250	11,266,740

Banks: Regional 8.53%

ABN AMRO Bank NV (Netherlands)(c)	6.25%	9/13/2022	19,600	20,514,222
Akbank TAS (Turkey)†(c)	3.875%	10/24/2017	7,850	7,918,688
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(c)	7.875%	9/25/2017	10,000	10,589,500
Associated Banc-Corp.	2.75%	11/15/2019	8,777	8,940,156
Banco de Bogota SA (Colombia)†(c)	5.00%	1/15/2017	13,036	13,187,400
Banco de Credito del Peru (Peru)†(c)	2.75%	1/9/2018	10,593	10,725,413
Banco de Credito e Inversiones (Chile)†(c)	3.00%	9/13/2017	7,000	7,100,940
Banco del Estado de Chile (Chile)†(c)	2.00%	11/9/2017	34,000	34,034,952
Banco do Brasil SA	3.875%	1/23/2017	14,800	14,911,000
Bangkok Bank PCL (Hong Kong)†(c)	3.30%	10/3/2018	11,000	11,362,098
Bank of America Corp.	5.42%	3/15/2017	101,808	103,954,825
Bank of America Corp.	5.49%	3/15/2019	58,452	63,364,306
Bank of America Corp.	5.625%	7/1/2020	23,821	26,930,117
Bank of America Corp.	5.65%	5/1/2018	54,210	57,729,855
Bank of America Corp.	5.70%	5/2/2017	36,622	37,633,536
Bank of America Corp.	7.625%	6/1/2019	89,660	103,115,007
Bank of America Corp.	7.80%	9/15/2016	62,659	62,758,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America NA	5.30%	3/15/2017	$115,560	$118,021,428
Bank of America NA	6.10%	6/15/2017	36,802	38,186,234
Barclays Bank plc (United Kingdom)†(c)	10.179%	6/12/2021	24,366	31,258,995
Capital One Financial Corp.	5.25%	2/21/2017	350	356,315
Capital One NA/Mclean VA	1.50%	9/5/2017	750	750,674
Capital One NA/Mclean VA	1.954%#	8/17/2018	3,700	3,725,956
Citigroup, Inc.	1.80%	2/5/2018	30,841	30,969,977
Citigroup, Inc.	2.05%	12/7/2018	19,406	19,558,958
Citigroup, Inc.	2.35%	8/2/2021	62,491	62,744,276
Citigroup, Inc.	2.65%	10/26/2020	25,052	25,703,728
Citigroup, Inc.	6.125%	11/21/2017	900	949,207
Citigroup, Inc.	8.50%	5/22/2019	16,125	18,946,907
Commonwealth Bank of Australia (Australia)†(c)	1.375%	9/6/2018	71,857	71,752,448
Compass Bank	1.85%	9/29/2017	10,450	10,419,653
Compass Bank	2.75%	9/29/2019	11,825	11,817,479
Compass Bank	6.40%	10/1/2017	17,705	18,485,153
Credit Suisse AG	1.70%	4/27/2018	95,781	95,873,046
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.125%	12/10/2020	53,551	54,389,394
Discover Bank	2.00%	2/21/2018	29,580	29,713,199
Discover Bank	2.60%	11/13/2018	29,326	29,780,876
Discover Bank	7.00%	4/15/2020	8,378	9,521,228
Discover Bank	8.70%	11/18/2019	24,357	28,292,409
First Midwest Bancorp, Inc.	5.875%	11/22/2016	17,650	17,792,065
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	14,385	16,358,924
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	5,140	5,725,626
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	17,050	18,077,092
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	47,182	53,916,617
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	14,456	15,488,997
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	16,710	19,042,348
Grupo Aval Ltd.†	5.25%	2/1/2017	8,761	8,892,415
HBOS plc (United Kingdom)(c)	1.38%#	9/6/2017	28,968	28,890,424
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018	257,677	276,380,743
Huntington Bancshares, Inc.	2.60%	8/2/2018	14,475	14,735,101
Huntington Bancshares, Inc.	3.15%	3/14/2021	14,456	15,050,185
Huntington Bancshares, Inc.	7.00%	12/15/2020	19,767	23,058,245
Huntington National Bank (The)	2.20%	4/1/2019	1,500	1,517,006
Huntington National Bank (The)	2.875%	8/20/2020	18,050	18,600,146
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	24,500	24,665,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Intesa Sanpaolo SpA (Italy)(c)	2.375%	1/13/2017	$66,534	$66,663,475
Intesa Sanpaolo SpA (Italy)(c)	3.875%	1/16/2018	16,965	17,351,429
Intesa Sanpaolo SpA (Italy)(c)	3.875%	1/15/2019	2,625	2,696,345
Itau Unibanco Holding SA†	2.85%	5/26/2018	31,800	31,876,320
JPMorgan Chase & Co.	2.295%	8/15/2021	48,051	48,370,587
Korea Development Bank (The) (South Korea)(c)	1.327%#	1/22/2017	23,100	23,097,251
Lloyds Bank plc (United Kingdom)(c)	9.875%	12/16/2021	30,111	30,883,949
Macquarie Bank Ltd. (Australia)†(c)	1.364%#	10/27/2017	3,360	3,360,971
Macquarie Bank Ltd. (Australia)†(c)	1.60%	10/27/2017	5,262	5,274,629
Macquarie Bank Ltd. (Australia)†(c)	5.00%	2/22/2017	6,055	6,157,269
Manufacturers & Traders Trust Co.	5.629%	12/1/2021	15,000	14,767,500
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	7,265	7,733,774
Morgan Stanley	5.50%	7/24/2020	30,665	34,637,528
Morgan Stanley	5.625%	9/23/2019	41,608	46,305,335
Morgan Stanley	6.625%	4/1/2018	8,464	9,130,532
Morgan Stanley	7.30%	5/13/2019	64,771	74,018,485
National City Corp.	6.875%	5/15/2019	35,910	40,569,215
National Savings Bank (Sri Lanka)†(c)	8.875%	9/18/2018	14,600	15,784,060
Nordea Bank AB (Sweden)†(c)	4.875%	5/13/2021	33,338	36,921,435
Popular, Inc.	7.00%	7/1/2019	17,102	17,743,325
Regions Bank	2.25%	9/14/2018	1,900	1,911,729
Regions Bank	7.50%	5/15/2018	19,025	20,785,174
Royal Bank of Scotland NV (The) (Netherlands)(c)	4.65%	6/4/2018	33,070	34,020,068
Royal Bank of Scotland plc (The) (United Kingdom) (c)	9.50%	3/16/2022	110,670	114,847,681
Santander Bank NA	2.00%	1/12/2018	67,783	67,831,261
Santander Bank NA	8.75%	5/30/2018	3,407	3,762,452
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%	10/16/2020	24,153	24,373,082
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%	8/5/2021	38,627	38,559,519
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%	1/8/2021	11,547	11,744,916
Santander UK plc (United Kingdom)(c)	1.65%	9/29/2017	11,547	11,563,327
Santander UK plc (United Kingdom)(c)	2.00%	8/24/2018	15,190	15,248,284
Santander UK plc (United Kingdom)(c)	2.136%#	3/14/2019	9,377	9,513,867
Santander UK plc (United Kingdom)(c)	2.50%	3/14/2019	83,645	84,926,776
Santander UK plc (United Kingdom)(c)	3.05%	8/23/2018	23,370	23,955,863
SVB Financial Group	5.375%	9/15/2020	6,533	7,267,675
Synovus Financial Corp.	7.875%	2/15/2019	24,158	27,298,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%	6/4/2019	$16,400	$16,408,676
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%	7/19/2017	22,600	22,883,720
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%	4/15/2018	6,700	6,663,117
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	4/24/2017	29,700	30,209,266
UBS AG (Jersey)(c)	7.25%	2/22/2022	28,675	29,396,492
UBS Group Funding Jersey Ltd. (Jersey)†(c)	2.65%	2/1/2022	57,608	57,658,695
UBS Group Funding Jersey Ltd. (Jersey)†(c)	2.95%	9/24/2020	20,546	21,112,248
UBS Group Funding Jersey Ltd. (Jersey)†(c)	3.00%	4/15/2021	41,067	42,393,628
Wilmington Trust Corp.	8.50%	4/2/2018	10,931	12,056,674
Total				3,133,915,113

Beverages 0.32%

Beam Suntory, Inc.	1.75%	6/15/2018	811	812,186
Beam Suntory, Inc.	1.875%	5/15/2017	14,017	14,062,934
Innovation Ventures LLC/Innovation Ventures Finance Corp.†	9.50%	8/15/2019	43,865	46,113,081
Pernod Ricard SA (France)†(c)	2.95%	1/15/2017	27,050	27,227,881
Pernod Ricard SA (France)†(c)	5.75%	4/7/2021	26,473	30,606,256
Total				118,822,338

Building Materials 0.37%

Cemex SAB de CV (Mexico)†(c)	5.43%#	10/15/2018	12,000	12,450,000
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	14,469	14,828,931
Louisiana-Pacific Corp.	7.50%	6/1/2020	9,718	10,112,794
Martin Marietta Materials, Inc.	1.731%#	6/30/2017	50,959	50,832,265
Martin Marietta Materials, Inc.	6.60%	4/15/2018	21,137	22,563,895
Owens Corning	6.50%	12/1/2016	221	222,682
Owens Corning	9.00%	6/15/2019	6,772	7,837,486
Standard Industries, Inc.†	5.125%	2/15/2021	8,200	8,702,250
Vulcan Materials Co.	7.50%	6/15/2021	6,693	8,232,390
Total				135,782,693

Business Services 0.50%

APX Group, Inc.	6.375%	12/1/2019	19,579	20,190,648
Chicago Parking Meters LLC†	5.489%	12/30/2020	16,550	17,929,873
ERAC USA Finance LLC†	6.375%	10/15/2017	1,803	1,896,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)

HPHT Finance 15 Ltd.†	2.25%	3/17/2018	$17,700	$17,821,511
Korea Expressway Corp. (South Korea)†(c)	1.625%	4/28/2017	4,800	4,804,152
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	20,588	20,176,240
Verisk Analytics, Inc.	4.875%	1/15/2019	2,330	2,485,970
Western Union Co. (The)	2.875%	12/10/2017	48,503	49,177,143
Western Union Co. (The)	3.35%	5/22/2019	24,500	25,185,436
Western Union Co. (The)	3.65%	8/22/2018	6,934	7,153,163
Western Union Co. (The)	5.93%	10/1/2016	17,943	18,004,096
Total				184,825,098

Chemicals 0.54%

Blue Cube Spinco, Inc.†	9.75%	10/15/2023	36,676	43,644,440
Celanese US Holdings LLC	5.875%	6/15/2021	38,462	44,062,836
LyondellBasell Industries NV	5.00%	4/15/2019	28,653	30,863,035
RPM International, Inc.	6.50%	2/15/2018	11,542	12,318,684
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	57,638	66,138,337
Total				197,027,332

Computer Hardware 1.80%

Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	213,658	223,539,683
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%	6/1/2019	149,465	153,900,822
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	96,229	100,727,032
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	18,951	20,046,102
Hewlett Packard Enterprise Co.†	2.393%#	10/5/2017	5,164	5,205,911
Hewlett Packard Enterprise Co.†	2.45%	10/5/2017	25,450	25,674,902
Hewlett Packard Enterprise Co.†	2.583%#	10/5/2018	700	712,314
Hewlett Packard Enterprise Co.†	2.85%	10/5/2018	117,445	119,769,941
Leidos Holdings, Inc.	4.45%	12/1/2020	7,518	7,838,718
NetApp, Inc.	2.00%	12/15/2017	2,293	2,305,034
Total				659,720,459

Computer Software 0.70%

Activision Blizzard, Inc.†	5.625%	9/15/2021	124,073	129,811,376
Change Healthcare Holdings, Inc.	11.00%	12/31/2019	43,586	46,103,091
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	34,357	34,817,556
Fidelity National Information Services, Inc.	2.85%	10/15/2018	42,571	43,634,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)

Fidelity National Information Services, Inc.	5.00%	3/15/2022	$3,969	$4,106,018
Total				258,472,592

Construction/Homebuilding 0.08%

Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	535	552,388
William Lyon Homes, Inc.	8.50%	11/15/2020	26,287	27,798,502
Total				28,350,890

Containers 0.49%

Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	6,715	6,882,875
Novelis, Inc.	8.75%	12/15/2020	89,280	93,688,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	17,518	18,238,498
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	57,805	59,539,150
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,356,257
Total				179,704,980

Diversified 0.08%

DH Services Luxembourg Sarl (Luxembourg)†(c)	7.75%	12/15/2020	28,384	29,767,720

Drugs 2.16%

Actavis Funding SCS (Luxembourg)(c)	2.35%	3/12/2018	19,315	19,547,765
Actavis, Inc.	1.875%	10/1/2017	4,039	4,058,238
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	40,214	40,666,408
Forest Laboratories LLC†	4.375%	2/1/2019	201,780	213,069,591
Forest Laboratories LLC†	5.00%	12/15/2021	15,204	17,095,028
Mylan NV†	2.50%	6/7/2019	14,466	14,666,513
Mylan NV†	3.00%	12/15/2018	24,082	24,679,980
Mylan NV†	3.15%	6/15/2021	24,111	24,689,688
Mylan NV†	3.75%	12/15/2020	20,100	21,054,971
Mylan, Inc.	1.35%	11/29/2016	80,630	80,727,320
Mylan, Inc.	2.55%	3/28/2019	27,859	28,231,921
Mylan, Inc.	2.60%	6/24/2018	97,234	98,689,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

NBTY, Inc.†	7.625%	5/15/2021	$14,769	$15,138,225
Perrigo Co. plc (Ireland)(c)	1.30%	11/8/2016	78,434	78,469,766
Perrigo Co. plc (Ireland)(c)	2.30%	11/8/2018	55,627	55,952,752
Zoetis, Inc.	1.875%	2/1/2018	55,588	55,743,257
Total				792,480,724

Electric: Power 1.76%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(c)	2.50%	1/12/2018	23,300	23,534,678
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	11,296	11,557,209
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	14,991	17,250,998
Dominion Resources, Inc.	2.962%	7/1/2019	20,921	21,504,759
Dominion Resources, Inc.	4.104%	4/1/2021	60,806	65,030,436
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	9,316	10,581,215
Emera US Finance LP†	2.15%	6/15/2019	19,284	19,495,006
Enel Finance International NV (Netherlands)†(c)	6.25%	9/15/2017	2,175	2,281,399
Entergy Corp.	4.70%	1/15/2017	63,947	64,548,613
Exelon Generation Co. LLC	2.95%	1/15/2020	33,489	34,480,743
Exelon Generation Co. LLC	4.00%	10/1/2020	28,314	30,224,431
Exelon Generation Co. LLC	5.20%	10/1/2019	1,453	1,595,959
Exelon Generation Co. LLC	6.20%	10/1/2017	10,077	10,562,389
Israel Electric Corp. Ltd. (Israel)†(c)	6.70%	2/10/2017	24,230	24,772,146
Jersey Central Power & Light Co.	5.65%	6/1/2017	19,579	20,164,647
Jersey Central Power & Light Co.	7.35%	2/1/2019	4,202	4,705,416
Majapahit Holding BV (Netherlands)†(c)	7.75%	10/17/2016	13,835	13,939,039
Metropolitan Edison Co.	7.70%	1/15/2019	17,918	20,222,165
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	58,145	59,003,453
Pennsylvania Electric Co.	5.20%	4/1/2020	2,070	2,248,188
Pennsylvania Electric Co.	6.05%	9/1/2017	2,422	2,519,556
Pepco Holdings LLC	6.125%	6/1/2017	22,992	23,577,675
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	14,085	14,604,032
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	21,622	23,988,679
Progress Energy, Inc.	7.05%	3/15/2019	5,911	6,700,000
Public Service Co. of New Mexico	7.95%	5/15/2018	19,955	21,963,132
Red Oak Power LLC	8.54%	11/30/2019	12,118	12,178,246
TECO Finance, Inc.	5.15%	3/15/2020	9,316	10,265,645
TECO Finance, Inc.	6.572%	11/1/2017	13,463	14,238,792
TransAlta Corp. (Canada)(c)	1.90%	6/3/2017	56,615	56,660,462
Total				644,399,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.86%

Freescale Semiconductor, Inc.†	6.00%	1/15/2022	$138,407	$145,967,482
KLA-Tencor Corp.	2.375%	11/1/2017	38,180	38,373,611
KLA-Tencor Corp.	3.375%	11/1/2019	58,284	60,601,197
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	66,155	69,363,518
Total				314,305,808

Electronics 0.08%

Arrow Electronics, Inc.	3.00%	3/1/2018	183	185,464
Jabil Circuit, Inc.	8.25%	3/15/2018	26,185	28,574,381
Total				28,759,845

Engineering & Contracting Services 0.07%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,293	24,232,268

Entertainment 0.60%

CCM Merger, Inc.†	9.125%	5/1/2019	33,532	35,172,721
Churchill Downs, Inc.	5.375%	12/15/2021	1,357	1,418,065
Churchill Downs, Inc.†	5.375%	12/15/2021	2,086	2,179,870
DreamWorks Animation LLC†	6.875%	8/15/2020	23,232	24,509,760
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	10,630	11,148,212
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	7,209	7,758,686
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	25,939	26,137,978
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	35,087	35,087,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,221	7,455,683
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	25,842	26,229,630
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	15,658	16,049,450
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	23,039	25,342,900
Total				218,489,955

Environmental Services 0.09%

Advanced Disposal Services, Inc.	8.25%	10/1/2020	29,527	31,040,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 3.79%

Air Lease Corp.	5.625%	4/1/2017	$263,354	$269,234,695
Alliance Data Systems Corp.†	6.375%	4/1/2020	26,757	27,392,479
Bear Stearns Cos. LLC (The)	6.40%	10/2/2017	17,733	18,684,109
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	80,581	87,041,259
CIT Group, Inc.	3.875%	2/19/2019	6,601	6,763,979
CIT Group, Inc.	4.25%	8/15/2017	26,013	26,533,260
CIT Group, Inc.	5.25%	3/15/2018	5,925	6,191,625
CIT Group, Inc.†	5.50%	2/15/2019	92,017	97,653,041
Discover Financial Services	6.45%	6/12/2017	30,653	31,756,110
E*TRADE Financial Corp.	5.375%	11/15/2022	50,693	54,685,074
International Lease Finance Corp.	5.875%	4/1/2019	34,795	37,622,094
International Lease Finance Corp.	6.25%	5/15/2019	56,216	61,314,791
International Lease Finance Corp.†	7.125%	9/1/2018	80,955	89,260,173
International Lease Finance Corp.	8.875%	9/1/2017	7,879	8,400,984
Jefferies Group LLC	8.50%	7/15/2019	117,954	135,478,190
Lazard Group LLC	4.25%	11/14/2020	18,828	19,985,263
Lazard Group LLC	6.85%	6/15/2017	17,040	17,695,035
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	21,622	23,991,771
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	6,526	7,490,732
National Financial Partners Corp.†	9.00%	7/15/2021	8,414	8,719,008
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	22,735	23,019,187
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	41,450	43,574,312
Navient Corp.	4.875%	6/17/2019	61,243	62,008,537
Navient Corp.	5.50%	1/15/2019	41,437	42,680,110
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	76,786	80,145,387
Raymond James Financial, Inc.	8.60%	8/15/2019	21,256	25,039,547
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	39,867	41,262,345
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	37,958	38,432,112
Total				1,392,055,209

Food 0.60%

Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	21,556	21,529,055
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	9.875%	2/1/2020	32,415	33,514,776
Grupo Bimbo SAB de CV (Mexico)†(c)	4.875%	6/30/2020	13,734	15,039,417
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	100,431	104,448,240
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	9,651	10,085,295
Koninklijke Ahold Delhaize NV (Netherlands)(c)	6.50%	6/15/2017	1,500	1,556,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Minerva Luxembourg SA (Luxembourg)†(c)	12.25%	2/10/2022	$4,820	$5,302,000
Want Want China Finance Ltd. (China)†(c)	1.875%	5/14/2018	28,822	28,721,959
Total				220,197,452

Health Care Products 0.57%

Boston Scientific Corp.	6.00%	1/15/2020	44,922	50,804,671
ConvaTec Finance International SA PIK (Luxembourg)†(c)	8.25%	1/15/2019	30,200	30,253,152
Life Technologies Corp.	5.00%	1/15/2021	1,600	1,765,694
Life Technologies Corp.	6.00%	3/1/2020	20,914	23,438,153
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	39,818	40,109,189
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	60,419	61,903,676
Zimmer Biomet Holdings, Inc.	4.625%	11/30/2019	1,500	1,620,462
Total				209,894,997

Health Care Services 0.22%

Anthem, Inc.	2.25%	8/15/2019	5,374	5,471,167
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	22,965	24,170,662
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	10,250	9,340,313
Laboratory Corp. of America Holdings	2.20%	8/23/2017	750	757,112
Tenet Healthcare Corp.	8.00%	8/1/2020	27,397	27,910,694
Universal Health Services, Inc.†	3.75%	8/1/2019	12,613	13,133,286
Total				80,783,234

Household Equipment/Products 0.03%

Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	6,640	6,797,700
Newell Brands, Inc.	6.25%	4/15/2018	3,065	3,277,310
Total				10,075,010

Insurance 0.76%

CNO Financial Group, Inc.	4.50%	5/30/2020	15,910	16,148,650
Fidelity National Financial, Inc.	6.60%	5/15/2017	33,420	34,486,299
HUB International Ltd.†	9.25%	2/15/2021	22,634	23,992,040
Kemper Corp.	6.00%	5/15/2017	27,087	27,913,452
Lincoln National Corp.	8.75%	7/1/2019	19,044	22,289,440
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	67,861	69,764,840
Trinity Acquisition plc (United Kingdom)(c)	3.50%	9/15/2021	22,864	23,809,083
Willis North America, Inc.	6.20%	3/28/2017	58,769	60,340,777
Total				278,744,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.55%

Aviation Capital Group Corp.†	2.875%	9/17/2018	$48,130	$49,092,600
Aviation Capital Group Corp.†	3.875%	9/27/2016	55,154	55,291,885
Aviation Capital Group Corp.†	4.625%	1/31/2018	11,869	12,358,596
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	4,569	4,610,313
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	6,845	6,977,464
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	43,175	44,551,419
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	30,085	30,552,160
Total				203,434,437

Leisure 0.03%

Carlson Wagonlit BV (Netherlands)†(c)	6.875%	6/15/2019	12,143	12,577,100

Lodging 0.22%

Boyd Gaming Corp.	9.00%	7/1/2020	12,391	12,948,595
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,035	5,760,856
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	11,268	12,227,132
Station Casinos LLC	7.50%	3/1/2021	34,837	37,051,658
Wyndham Worldwide Corp.	2.50%	3/1/2018	4,598	4,642,775
Wyndham Worldwide Corp.	2.95%	3/1/2017	6,159	6,194,254
Total				78,825,270

Machinery: Agricultural 0.33%

Imperial Brands Finance plc (United Kingdom)†(c)	2.95%	7/21/2020	51,527	53,276,909
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	65,062	69,090,899
Total				122,367,808

Machinery: Industrial/Specialty 0.09%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	9,993	10,505,141
CNH Industrial Capital LLC	6.25%	11/1/2016	2,000	2,014,424
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	19,416	20,386,800
Total				32,906,365

Manufacturing 0.05%

Pentair Finance SA (Luxembourg)(c)	1.875%	9/15/2017	5,681	5,692,532
Smith & Wesson Holding Corp.†	5.00%	7/15/2018	2,100	2,131,500
Textron, Inc.	5.60%	12/1/2017	10,666	11,179,664
Total				19,003,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.18%

Block Communications, Inc.†	7.25%	2/1/2020	$18,453	$19,098,855
Cox Communications, Inc.†	5.875%	12/1/2016	41,817	42,265,738
Cox Communications, Inc.†	6.25%	6/1/2018	5,015	5,348,272
Cox Communications, Inc.†	9.375%	1/15/2019	18,826	21,771,685
CSC Holdings LLC†	10.125%	1/15/2023	26,200	29,982,625
Discovery Communications LLC	5.625%	8/15/2019	10,045	11,023,202
Gray Television, Inc.	7.50%	10/1/2020	5,000	5,206,250
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	13,039	13,707,249
Scripps Networks Interactive, Inc.	2.75%	11/15/2019	16,770	17,110,968
Sirius XM Radio, Inc.†	5.25%	8/15/2022	39,792	42,129,780
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018	4,404	5,116,100
Thomson Reuters Corp.	1.65%	9/29/2017	4,795	4,815,120
Time Warner Cable, Inc.	8.25%	4/1/2019	18,619	21,539,614
Time Warner Cable, Inc.	8.75%	2/14/2019	25,144	29,235,507
Univision Communications, Inc.†	8.50%	5/15/2021	49,536	51,542,654
Viacom, Inc.	2.20%	4/1/2019	4,453	4,470,416
Viacom, Inc.	2.75%	12/15/2019	22,660	23,185,893
Viacom, Inc.	3.50%	4/1/2017	20,183	20,426,326
Viacom, Inc.	5.625%	9/15/2019	3,000	3,314,829
Viacom, Inc.	6.125%	10/5/2017	29,514	30,965,469
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	31,260	32,666,700
Total				434,923,252

Metals & Minerals: Miscellaneous 1.21%

Barrick Gold Corp. (Canada)(c)	6.95%	4/1/2019	3,269	3,652,441
Barrick North America Finance LLC	4.40%	5/30/2021	52,263	57,208,021
Barrick North America Finance LLC	6.80%	9/15/2018	1,000	1,091,421
Barrick PD Australia Finance Pty Ltd. (Australia)(c)	4.95%	1/15/2020	1,644	1,774,811
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%	10/25/2017	46,557	46,811,201
Glencore Finance Canada Ltd. (Canada)†(c)	3.60%	1/15/2017	9,671	9,720,225
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021	22,762	23,870,441
Glencore Funding LLC†	2.04%#	1/15/2019	29,075	28,784,250
Goldcorp, Inc. (Canada)(c)	2.125%	3/15/2018	10,978	11,012,559
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021	57,484	60,718,625
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016	77,837	77,837,000
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020	46,843	48,482,505
Teck Resources Ltd. (Canada)(c)	4.50%	1/15/2021	29,900	28,629,250
Teck Resources Ltd. (Canada)†(c)	8.00%	6/1/2021	10,396	11,247,172
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	10,329	10,691,548
Thompson Creek Metals Co., Inc.	12.50%	5/1/2019	23,268	24,140,550
Total				445,672,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.20%

Black Hills Gas LLC†	5.90%	4/1/2017	$3,180	$3,234,419
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	20,520	22,255,089
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	1,250	1,331,943
CenterPoint Energy Resources Corp.	6.125%	11/1/2017	9,461	9,932,603
CenterPoint Energy, Inc.	5.95%	2/1/2017	33,648	34,263,691
Sempra Energy	6.15%	6/15/2018	1,555	1,675,752
Total				72,693,497

Oil 4.89%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	8,099	31,183
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	11,027	42,454
Afren plc (United Kingdom)†(a)(c)	11.50%	2/1/2016	16,833	64,808
Anadarko Holding Co.	7.05%	5/15/2018	5,862	6,228,375
Anadarko Petroleum Corp.	6.375%	9/15/2017	25,806	27,001,824
Anadarko Petroleum Corp.	6.95%	6/15/2019	57,653	63,926,799
Anadarko Petroleum Corp.	8.70%	3/15/2019	87,685	100,202,034
BG Energy Capital plc (United Kingdom)†(c)	4.00%	12/9/2020	42,300	45,762,255
Bill Barrett Corp.	7.00%	10/15/2022	2,921	2,146,935
Canadian Natural Resources Ltd. (Canada)(c)	1.75%	1/15/2018	11,923	11,883,225
Canadian Natural Resources Ltd. (Canada)(c)	5.70%	5/15/2017	140,589	144,793,314
Canadian Natural Resources Ltd. (Canada)(c)	5.90%	2/1/2018	6,618	6,960,402
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	4,740	4,704,450
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	67,538	69,564,140
Cenovus Energy, Inc. (Canada)(c)	5.70%	10/15/2019	4,450	4,785,850
Chaparral Energy, Inc.(a)	8.25%	9/1/2021	18,815	11,947,525
Chaparral Energy, Inc.(a)	9.875%	10/1/2020	31,305	19,878,675
Cimarex Energy Co.	5.875%	5/1/2022	41,388	43,166,525
Clayton Williams Energy, Inc.	7.75%	4/1/2019	4,828	4,562,460
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	9,900	9,883,279
CNPC General Capital Ltd. (China)†(c)	1.717%#	5/14/2017	27,800	27,816,096
CNPC General Capital Ltd. (China)†(c)	2.75%	4/19/2017	9,800	9,879,429
Concho Resources, Inc.	6.50%	1/15/2022	16,732	17,484,940
Concho Resources, Inc.	7.00%	1/15/2021	51,086	53,321,013
ConocoPhillips	6.00%	1/15/2020	33,024	37,380,658
ConocoPhillips	6.65%	7/15/2018	5,900	6,436,109
Continental Resources, Inc.	7.125%	4/1/2021	105,575	109,600,047
Continental Resources, Inc.	7.375%	10/1/2020	86,151	88,304,775
Delek & Avner Tamar Bond Ltd. (Israel)†(c)	2.803%	12/30/2016	10,000	10,025,000
Denbury Resources, Inc.	5.50%	5/1/2022	24,678	17,027,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Devon Energy Corp.	1.193%#	12/15/2016	$1,400	$1,394,683
Devon Energy Corp.	4.00%	7/15/2021	3,853	4,032,315
Diamondback Energy, Inc.	7.625%	10/1/2021	22,193	23,552,321
Encana Corp. (Canada)(c)	6.50%	5/15/2019	80,188	86,078,610
Eni SpA (Italy)†(c)	4.15%	10/1/2020	13,256	13,982,707
EOG Resources, Inc.	5.625%	6/1/2019	31,199	34,122,128
Gulfport Energy Corp.	7.75%	11/1/2020	3,543	3,702,435
Hess Corp.	1.30%	6/15/2017	10,975	10,895,453
Hess Corp.	8.125%	2/15/2019	4,427	5,006,317
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	34,391	35,422,730
Marathon Petroleum Corp.	3.40%	12/15/2020	23,013	23,996,438
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	30,692	25,320,900
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	5,833	4,724,730
Memorial Resource Development Corp.	5.875%	7/1/2022	55,267	55,957,838
Newfield Exploration Co.	5.75%	1/30/2022	27,880	29,064,900
Nexen Energy ULC (Canada)(c)	6.20%	7/30/2019	8,005	8,967,561
Noble Energy, Inc.	5.625%	5/1/2021	56,857	59,371,728
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	31,150	623
Petroleos Mexicanos (Mexico)†(c)	5.50%	2/4/2019	34,300	36,529,500
Petroleos Mexicanos (Mexico)(c)	5.75%	3/1/2018	48,025	50,594,338
Pioneer Natural Resources Co.	6.65%	3/15/2017	13,919	14,235,309
Pioneer Natural Resources Co.	6.875%	5/1/2018	20,061	21,601,043
Pioneer Natural Resources Co.	7.50%	1/15/2020	3,053	3,510,288
Precision Drilling Corp. (Canada)(c)	6.625%	11/15/2020	33,775	32,255,125
Range Resources Corp.	5.75%	6/1/2021	36,737	37,471,740
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%	9/30/2016	1,772	1,777,551
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	6.75%	9/30/2019	3,675	4,207,875
Sanchez Energy Corp.	6.125%	1/15/2023	4,671	3,713,445
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	26,096	27,890,100
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	10,375	10,474,185
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	19,500	19,810,752
Sinopec Group Overseas Development 2014 Ltd.†	1.445%#	4/10/2017	37,800	37,770,251
SM Energy Co.	6.125%	11/15/2022	4,675	4,569,813
SM Energy Co.	6.50%	11/15/2021	19,488	19,390,560
SM Energy Co.	6.50%	1/1/2023	4,506	4,438,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Suncor Energy, Inc. (Canada)(c)	6.10%	6/1/2018	$25,884	$27,816,991
Sunoco, Inc.	5.75%	1/15/2017	25,908	26,300,662
Valero Energy Corp.	9.375%	3/15/2019	25,557	30,254,504
Total				1,795,019,258

Oil: Crude Producers 4.14%

Buckeye Partners LP	2.65%	11/15/2018	12,245	12,377,577
Buckeye Partners LP	4.875%	2/1/2021	8,650	9,251,123
Buckeye Partners LP	6.05%	1/15/2018	22,537	23,709,172
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	15,291	15,374,412
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	43,974	45,575,753
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	113,845	117,715,730
DCP Midstream LLC†	9.75%	3/15/2019	36,058	40,339,887
Enbridge Energy Partners LP	4.375%	10/15/2020	13,965	14,573,357
Enbridge Energy Partners LP	5.20%	3/15/2020	11,550	12,337,491
Enbridge Energy Partners LP	6.50%	4/15/2018	5,285	5,592,307
Enbridge Energy Partners LP	9.875%	3/1/2019	65,597	76,606,800
Energy Transfer Partners LP	2.50%	6/15/2018	14,444	14,589,032
Energy Transfer Partners LP	9.00%	4/15/2019	98,113	111,825,175
Energy Transfer Partners LP	9.70%	3/15/2019	51,882	59,753,641
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	85,034	90,480,088
Enterprise Products Operating LLC	6.30%	9/15/2017	12,359	12,967,446
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,759	15,122,985
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	19,210	21,871,930
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	2,996	3,107,652
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	7.25%	10/1/2020	160,205	166,212,687
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	30,796	31,990,762
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	26,924	27,866,340
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	8,003	8,954,173
Kinder Morgan, Inc.	7.25%	6/1/2018	42,923	46,549,135
Magellan Midstream Partners LP	5.65%	10/15/2016	12,293	12,346,438
Magellan Midstream Partners LP	6.55%	7/15/2019	23,860	26,895,899
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,957	53,250,065
ONEOK Partners LP	2.00%	10/1/2017	45,355	45,393,552
ONEOK Partners LP	3.20%	9/15/2018	5,405	5,501,328
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	9,443	9,758,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	$9,427	$10,133,195
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	74,226	76,640,572
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,795	21,990,712
Rockies Express Pipeline LLC†	6.85%	7/15/2018	9,595	10,206,681
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	23,722	25,026,710
Sabine Pass LNG LP	6.50%	11/1/2020	43,749	45,444,274
Sabine Pass LNG LP	7.50%	11/30/2016	18,300	18,563,063
Spectra Energy Capital LLC	6.20%	4/15/2018	1,929	2,050,787
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	3,325	3,489,172
Texas Eastern Transmission LP†	6.00%	9/15/2017	6,151	6,410,898
TransCanada PipeLines Ltd. (Canada)(c)	1.875%	1/12/2018	4,913	4,939,923
TransCanada PipeLines Ltd. (Canada)(c)	6.50%	8/15/2018	1,205	1,315,056
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	37,253	37,827,180
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	114,446	119,005,300
Total				1,520,933,837

Oil: Integrated Domestic 0.69%

Cameron International Corp.	1.40%	6/15/2017	10,533	10,546,703
FMC Technologies, Inc.	2.00%	10/1/2017	9,495	9,455,235
Halliburton Co.	2.00%	8/1/2018	2,650	2,667,506
Halliburton Co.	3.25%	11/15/2021	17,210	17,880,708
Halliburton Co.	5.90%	9/15/2018	1,335	1,442,677
Halliburton Co.	6.15%	9/15/2019	8,132	9,127,788
National Oilwell Varco, Inc.	1.35%	12/1/2017	44,155	43,847,946
SESI LLC	6.375%	5/1/2019	32,759	32,595,205
Weatherford International Ltd.	7.75%	6/15/2021	19,286	19,165,463
Weatherford International Ltd.	9.625%	3/1/2019	98,309	107,402,582
Total				254,131,813

Paper & Forest Products 0.05%

Georgia-Pacific LLC†	5.40%	11/1/2020	15,819	17,911,252
International Paper Co.	9.375%	5/15/2019	1,302	1,554,915
Total				19,466,167

Real Estate Investment Trusts 1.96%

American Tower Corp.	2.80%	6/1/2020	25,504	26,158,866
American Tower Corp.	7.25%	5/15/2019	82,583	92,943,037
Brandywine Operating Partnership LP	4.95%	4/15/2018	229	239,470
Brandywine Operating Partnership LP	5.70%	5/1/2017	5,289	5,435,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

DDR Corp.	7.50%	4/1/2017	$21,949	$22,652,026
DDR Corp.	7.50%	7/15/2018	1,880	2,059,303
Digital Realty Trust LP	3.40%	10/1/2020	9,650	10,072,467
Digital Realty Trust LP	5.875%	2/1/2020	78,189	87,624,536
DuPont Fabros Technology LP	5.875%	9/15/2021	1,500	1,570,313
EPR Properties	7.75%	7/15/2020	71,321	83,188,886
First Industrial LP	7.50%	12/1/2017	1,700	1,812,474
Goodman Funding Pty Ltd. (Australia)†(c)	6.375%	11/12/2020	9,383	10,886,813
HCP, Inc.	2.625%	2/1/2020	12,481	12,674,618
HCP, Inc.	3.75%	2/1/2019	22,014	22,854,142
HCP, Inc.	5.375%	2/1/2021	14,800	16,626,187
HCP, Inc.	5.625%	5/1/2017	4,776	4,895,572
HCP, Inc.	6.00%	1/30/2017	17,923	18,232,333
HCP, Inc.	6.30%	9/15/2016	5,614	5,620,855
HCP, Inc.	6.70%	1/30/2018	31,974	34,204,954
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	15,044	16,987,023
Hospitality Properties Trust	6.70%	1/15/2018	5,210	5,417,441
Kilroy Realty LP	4.80%	7/15/2018	21,923	22,966,842
Kilroy Realty LP	6.625%	6/1/2020	7,016	8,048,411
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	19,290	20,302,725
National Retail Properties, Inc.	6.875%	10/15/2017	1,925	2,029,774
SL Green Realty Corp.	5.00%	8/15/2018	11,525	12,051,900
SL Green Realty Corp.	7.75%	3/15/2020	34,295	39,910,738
VEREIT Operating Partnership LP	3.00%	2/6/2019	102,084	103,337,592
Vereit Operating Partnership LP	4.125%	6/1/2021	8,116	8,511,655
Vornado Realty LP	2.50%	6/30/2019	889	900,710
Welltower, Inc.	2.25%	3/15/2018	1,784	1,801,043
Welltower, Inc.	4.125%	4/1/2019	8,628	9,099,166
Welltower, Inc.	4.70%	9/15/2017	2,340	2,417,793
Weyerhaeuser Co.	7.375%	10/1/2019	5,227	5,981,209
Total				719,516,559

Retail 0.33%

Jo-Ann Stores LLC†	8.125%	3/15/2019	13,077	13,142,385
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	3,705	3,890,939
Marks & Spencer plc (United Kingdom)†(c)	6.25%	12/1/2017	17,020	17,947,011
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	28,421	24,461,955
Rite Aid Corp.	9.25%	3/15/2020	16,872	17,821,050
Serta Simmons Bedding LLC†	8.125%	10/1/2020	42,231	44,105,001
Total				121,368,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail: Specialty 0.08%

Elizabeth Arden, Inc.	7.375%	3/15/2021	$29,528	$30,450,750

Savings & Loan 0.04%

Astoria Financial Corp.	5.00%	6/19/2017	13,493	13,750,892

Steel 0.04%

GTL Trade Finance, Inc.†	7.25%	10/20/2017	4,226	4,410,888
Nucor Corp.	5.75%	12/1/2017	8,906	9,296,715
Nucor Corp.	5.85%	6/1/2018	1,625	1,739,338
Total				15,446,941

Technology 0.90%

Alibaba Group Holding Ltd. (China)(c)(d)	1.625%	11/28/2017	48,570	48,690,648
Alibaba Group Holding Ltd. (China)(c)	2.50%	11/28/2019	74,282	75,759,469
Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021	9,050	9,404,905
Baidu, Inc. (China)(c)	2.25%	11/28/2017	23,350	23,566,221
Baidu, Inc. (China)(c)(d)	2.75%	6/9/2019	21,550	22,075,303
Baidu, Inc. (China)(c)	3.25%	8/6/2018	14,500	14,872,868
eBay, Inc.	1.237%#	8/1/2019	500	498,510
Expedia, Inc.	7.456%	8/15/2018	51,996	57,493,433
Symantec Corp.	2.75%	6/15/2017	14,346	14,419,939
Tencent Holdings Ltd. (China)†(c)	2.00%	5/2/2017	14,800	14,856,610
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019	32,546	33,788,606
Tencent Holdings Ltd. (China)†(c)	4.625%	12/12/2016	13,100	13,215,791
Total				328,642,303

Telecommunications 1.48%

America Movil SAB de CV (Mexico)(c)	1.656%#	9/12/2016	19,400	19,401,358
BellSouth LLC†	4.40%	4/26/2017	189,275	193,078,860
Digicel Group Ltd. (Jamaica)†(c)	8.25%	9/30/2020	46,300	42,133,000
FairPoint Communications, Inc.†	8.75%	8/15/2019	3,647	3,742,734
Frontier Communications Corp.	6.25%	9/15/2021	5,000	4,901,600
Frontier Communications Corp.	8.50%	4/15/2020	44,387	48,048,927
Frontier Communications Corp.	8.875%	9/15/2020	76,266	83,415,937
Frontier Communications Corp.	9.25%	7/1/2021	23,296	25,305,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

GTH Finance BV (Netherlands)†(c)	6.25%	4/26/2020	$9,400	$9,901,725
Millicom International Cellular SA (Luxembourg)†(c)	4.75%	5/22/2020	4,000	4,061,000
SBA Telecommunications, Inc.	5.75%	7/15/2020	2,115	2,177,128
T-Mobile USA, Inc.	6.464%	4/28/2019	66,220	67,627,175
T-Mobile USA, Inc.	6.625%	11/15/2020	37,526	38,792,503
Total				542,587,227

Toys 0.00%

Mattel, Inc.	1.70%	3/15/2018	1,108	1,112,260

Transportation: Miscellaneous 0.15%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	39,702	41,091,570
Ryder System, Inc.	5.85%	11/1/2016	14,750	14,860,861
Total				55,952,431

Utilities 0.00%

United Utilities plc (United Kingdom)(c)	4.55%	6/19/2018	1,500	1,559,100

Wholesale 0.22%

HD Supply, Inc.	7.50%	7/15/2020	13,646	14,225,955
Ingram Micro, Inc.	5.25%	9/1/2017	48,575	50,041,722
Rexel SA (France)†(c)	5.25%	6/15/2020	15,955	16,672,975
Total				80,940,652
Total Corporate Bonds (cost $16,810,204,195)				16,975,732,017

FLOATING RATE LOANS(e) 5.31%

Auto Parts: Original Equipment 0.14%

Allison Transmission, Inc. Term Loan B3	3.50%	9/23/2022	22,496	22,582,907
MPG Holdco I, Inc. 2015 Term Loan B	3.75%	10/20/2021	28,689	28,757,996
Total				51,340,903

Business Services 0.05%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	16,839	16,376,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chemicals 0.18%

Huntsman International, LLC 2016 Term Loan B	4.25%	4/1/2023		$23,912	$24,080,310
INEOS US Finance LLC Term Loan	3.75%	5/4/2018		43,203	43,265,666
Total					67,345,976

Computer Software 0.19%

First Data Corp. 2022 Term Loan	4.272%	7/8/2022		67,323	67,625,953

Containers 0.26%

Ball Corporation EUR Term Loan A(b)	— (f)	3/18/2021	EUR	9,525	10,637,944
Ball Corporation USD Term Loan A	— (f)	3/18/2021		$17,100	17,089,312
Owens llinois, Inc. Term Loan A	2.247%	4/22/2020		37,464	37,018,838
Owens llinois, Inc. Term Loan B	3.50%	9/1/2022		23,134	23,311,255
WestRock Company Closing Date Term Loan	— (f)	7/1/2020		7,753	7,757,793
Total					95,815,142

Drugs 0.02%

Express Scripts Holding Co. 2 Year Term Loan	1.621%	4/28/2017		6,850	6,839,314

Electric: Power 0.13%

Dayton Power & Light Company (The) Term Loan	4.00%	8/24/2022		8,901	8,984,400
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		25,424	24,978,867
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020		15,013	14,412,635
Total					48,375,902

Electrical Equipment 0.48%

Avago Technologies Cayman Ltd. 2016 Term Loan A	2.258%	2/1/2021		72,242	71,474,305
Avago Technologies Cayman Ltd. Term Loan B3	3.508%	2/1/2023		61,807	62,433,710
MKS Instruments, Inc. Tranche B1 Term Loan	4.25%	5/1/2023		2,674	2,703,054
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(c)	3.00%	10/14/2021		39,827	40,029,448
Total					176,640,517

Entertainment 0.13%

Kasima LLC Term Loan	3.25%	5/17/2021		46,187	46,367,818

Financial: Miscellaneous 0.04%

Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		15,347	15,269,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.18%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	$17,340	$17,267,779
Dole Food Co., Inc. Tranche B Term Loan	4.50% - 6.00%	11/1/2018	24,254	24,375,585
Supervalu, Inc. Refi Term Loan B	5.50%	3/21/2019	22,478	22,528,386
Total				64,171,750

Gaming 0.28%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	102,203	102,611,737

Health Care Products 0.21%

Boston Scientific Corporation	2.063%	8/6/2018	10,250	10,224,375
Medtronic, Inc. Term Loan	1.399%	1/26/2018	30,085	29,934,575
Zimmer Holdings, Inc. Term Loan	1.873% - 1.898%	5/29/2019	38,524	38,379,535
Total				78,538,485

Health Care Services 0.20%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.002%	10/30/2017	42,122	41,998,778
Laboratory Corp. of America Holdings Term Loan	1.774%	12/19/2019	29,998	30,035,915
Total				72,034,693

Household Equipment/Products 0.06%

Dell International LLC Term Loan B2	4.00%	4/29/2020	14,479	14,538,701
Sun Products Corporation (The) Term Loan B	5.50%	3/23/2020	7,635	7,650,537
Total				22,189,238

Lodging 0.50%

Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	27,122	27,147,509
Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	2,918	2,864,635
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	153,506	154,236,300
Total				184,248,444

Media 0.52%

AMC Networks, Inc. Term Loan A	1.998%	12/31/2019	117,250	116,224,185
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	72,526	72,742,493
Total				188,966,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.24%

Harris Corp. 3 Year Tranche Term Loan	2.03%	3/16/2018	$54,412	$54,411,538
Harris Corp. 5 Year Tranche Term Loan	2.03%	3/16/2020	34,946	34,945,616
Total				89,357,154

Oil 0.11%

Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	9,684	9,780,840
Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	19,199	19,862,759
Noble Energy, Inc. Initial Term Loan	1.698%	1/6/2019	10,664	10,550,748
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	7,322	1,708,479
Total				41,902,826

Real Estate Investment Trusts 0.45%

American Tower Corp. Term Loan	1.78%	1/29/2021	98,760	97,525,514
Crown Castle International Corporation Term Loan	1.905%	1/21/2021	69,544	68,804,847
Total				166,330,361

Retail 0.53%

BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	28,859	28,893,512
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	48,147	38,300,831
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	33,587	33,774,052
PVH Corp. Term Loan A	2.007%	5/19/2021	56,856	56,820,425
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	26,982	27,083,182
Yum! Brands Inc. 1st Lien Term Loan B	3.257%	6/16/2023	10,595	10,677,270
Total				195,549,272

Technology 0.09%

Zayo Group LLC 2021 Term Loan	3.75%	5/6/2021	32,922	33,012,292

Telecommunications 0.32%

AT&T, Inc. Advance Tranche A Term Loan	1.633%	1/16/2018	7,079	7,078,745
Verizon Communications Inc. 5 year Term Loan	1.772%	7/31/2019	110,233	110,302,221
Total				117,380,966
Total Floating Rate Loans (cost $1,946,762,742)				1,948,291,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(b) 0.03%

United Kingdom

R&R Ice Cream plc PIK(b)	9.25%		5/15/2018	EUR	300	$337,981
R&R Ice Cream plc PIK†	9.25%		5/15/2018	EUR	9,176	10,337,725
Total						10,675,706
Total Foreign Bonds (cost $12,981,144)						10,675,706

FOREIGN GOVERNMENT OBLIGATION(c) 0.01%

Dominican Republic

Dominican Republic† (cost $4,693,593)	9.04%		1/23/2018		$4,551	4,796,930

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.91%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69	%#	10/25/2030		51,714	53,933,849
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.302	%#	9/25/2044		4,165	4,253,567
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.167	%#	11/25/2044		6,835	7,062,886
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047		6,970	7,175,158
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.883	%#	2/25/2045		6,800	6,795,717
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#	4/25/2045		32,745	33,659,227
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872	%#	4/25/2045		10,007	10,216,201
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.952	%#	6/25/2047		11,400	11,798,323
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#	8/25/2045		17,975	18,525,988
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684	%#	8/25/2045		20,300	20,435,137
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.196	%#	3/25/2045		5,000	5,018,830
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484	%#	5/25/2045		12,100	12,413,325
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#	4/25/2046		35,440	36,315,652
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.08	%#	10/25/2047		37,094	37,542,114
Federal Home Loan Mortgage Corp. K503 X1 IO	0.68	%#	8/25/2019		293,454	3,540,461
Federal Home Loan Mortgage Corp. K722 X1 IO	1.443	%#	3/25/2023		204,810	14,334,809
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046		11,800	11,994,735
Government National Mortgage Assoc. 2013-171 IO	1.024	%#	6/16/2054		49,553	3,657,188
Government National Mortgage Assoc. 2013-193 IO	1.056	%#	1/16/2055		121,629	8,957,912
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046		48,103	48,507,759
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048		24,029	24,926,410
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047		19,401	19,579,980
Government National Mortgage Assoc. 2014-15 IO	0.946	%#	8/16/2054		64,886	4,246,005
Government National Mortgage Assoc. 2014-164 AK	2.90%		3/16/2055		17,257	17,890,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2014-172 A	3.05%		1/16/2049	$13,817	$14,319,117
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	43,413	44,595,706
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	16,332	16,438,901
Government National Mortgage Assoc. 2014-64 IO	1.281	%#	12/16/2054	69,169	5,527,559
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	7,373	7,499,985
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	9,258	9,263,974
Government National Mortgage Assoc. 2014-78 IO	0.743	%#	3/16/2056	59,873	3,545,942
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	45,212	46,475,385
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	39,475	40,462,815
Government National Mortgage Assoc. 2015-33 AS	2.90%		5/16/2054	34,317	35,403,435
Government National Mortgage Assoc. 2015-41 AD	2.90%		8/16/2055	36,781	37,921,520
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	17,674	18,188,902
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $700,760,502)					702,424,728

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.55%

Federal Home Loan Mortgage Corp.	2.605	%#	12/1/2036	26,290	27,774,815
Federal Home Loan Mortgage Corp.	2.633	%#	4/1/2037	19,010	19,941,231
Federal Home Loan Mortgage Corp.	2.642	%#	2/1/2038	10,015	10,599,498
Federal Home Loan Mortgage Corp.	2.662	%#	12/1/2039	19,371	20,383,200
Federal Home Loan Mortgage Corp.	2.68	%#	10/1/2038	11,897	12,560,784
Federal Home Loan Mortgage Corp.	2.683	%#	6/1/2041	6,995	7,417,834
Federal Home Loan Mortgage Corp.	2.685	%#	9/1/2035	8,278	8,754,295
Federal Home Loan Mortgage Corp.	2.693	%#	5/1/2036	9,955	10,507,667
Federal Home Loan Mortgage Corp.	2.809	%#	9/1/2036	23,896	25,267,484
Federal Home Loan Mortgage Corp.	2.85	%#	2/1/2037	11,425	12,134,749
Federal Home Loan Mortgage Corp.	2.852	%#	5/1/2037	13,273	14,076,343
Federal Home Loan Mortgage Corp.	2.857	%#	12/1/2035	9,244	9,839,473
Federal Home Loan Mortgage Corp.	3.063	%#	10/1/2043	6,475	6,677,347
Federal Home Loan Mortgage Corp.	3.128	%#	11/1/2043	5,854	6,061,481
Federal Home Loan Mortgage Corp.	3.176	%#	12/1/2040	5,399	5,633,197
Federal Home Loan Mortgage Corp.	3.384	%#	6/1/2042	30,047	31,623,193
Federal Home Loan Mortgage Corp.	3.699	%#	12/1/2040	11,796	12,358,137
Federal National Mortgage Assoc.	2.321	%#	12/1/2035	27,788	29,342,398
Federal National Mortgage Assoc.	2.394	%#	2/1/2036	13,827	14,454,621
Federal National Mortgage Assoc.	2.456	%#	6/1/2038	8,330	8,687,688
Federal National Mortgage Assoc.	2.538	%#	3/1/2039	11,806	12,325,975
Federal National Mortgage Assoc.	2.551	%#	10/1/2035	24,478	25,844,175
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,766	15,137,456
Federal National Mortgage Assoc.	2.596	%#	3/1/2038	17,189	18,092,292
Federal National Mortgage Assoc.	2.642	%#	1/1/2038	10,040	10,590,449
Federal National Mortgage Assoc.	2.645	%#	1/1/2038	8,132	8,579,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.666	%#	11/1/2036	$11,720	$12,387,219
Federal National Mortgage Assoc.	2.681	%#	12/1/2036	10,447	10,989,056
Federal National Mortgage Assoc.	2.691	%#	4/1/2038	20,399	21,421,270
Federal National Mortgage Assoc.	2.695	%#	8/1/2038	9,903	10,405,867
Federal National Mortgage Assoc.	2.697	%#	9/1/2038	10,545	11,114,371
Federal National Mortgage Assoc.	2.702	%#	7/1/2040	14,338	15,156,343
Federal National Mortgage Assoc.	2.703	%#	8/1/2037	14,546	15,343,866
Federal National Mortgage Assoc.	2.712	%#	3/1/2038	9,058	9,553,970
Federal National Mortgage Assoc.	2.719	%#	12/1/2045	22,648	23,506,525
Federal National Mortgage Assoc.	2.737	%#	12/1/2045	21,113	21,917,094
Federal National Mortgage Assoc.	2.75	%#	11/1/2038	18,295	19,285,545
Federal National Mortgage Assoc.	2.767	%#	9/1/2036	10,003	10,486,843
Federal National Mortgage Assoc.	2.786	%#	8/1/2034	20,089	21,194,528
Federal National Mortgage Assoc.	2.806	%#	10/1/2036	17,403	18,306,801
Federal National Mortgage Assoc.	2.821	%#	10/1/2036	11,425	12,062,683
Federal National Mortgage Assoc.	2.838	%#	10/1/2045	24,086	24,996,931
Federal National Mortgage Assoc.	2.90	%#	6/1/2042	19,198	19,970,712
Federal National Mortgage Assoc.	2.943	%#	5/1/2042	39,317	40,726,946
Federal National Mortgage Assoc.	2.948	%#	12/1/2038	8,336	8,824,465
Federal National Mortgage Assoc.	3.14	%#	3/1/2042	27,871	29,296,749
Federal National Mortgage Assoc.	3.29	%#	1/1/2041	27,555	29,119,123
Federal National Mortgage Assoc.	3.361	%#	12/1/2040	12,784	13,408,409
Federal National Mortgage Assoc.	3.419	%#	12/1/2040	25,536	26,752,299
Federal National Mortgage Assoc.	3.461	%#	11/1/2040	37,213	39,274,181
Federal National Mortgage Assoc.	3.464	%#	10/1/2040	8,749	9,236,024
Federal National Mortgage Assoc.	3.469	%#	8/1/2041	16,111	16,955,545
Federal National Mortgage Assoc.	3.70	%#	1/1/2041	15,084	15,853,555
Federal National Mortgage Assoc.	3.703	%#	1/1/2042	24,858	26,146,650
Federal National Mortgage Assoc.	3.961	%#	4/1/2040	9,297	9,719,672
Federal National Mortgage Assoc.	4.177	%#	7/1/2040	6,830	7,222,076
Federal National Mortgage Assoc.	5.50%		1/1/2035	1,573	1,790,055
Total Government Sponsored Enterprises Pass-Throughs (cost $938,495,148)					937,090,957

MUNICIPAL BONDS 0.66%

Miscellaneous

IL State GO	2.42%		4/1/2017	3,935	3,950,189
IL State GO	2.77%		4/1/2018	9,500	9,533,725
IL State GO	4.35%		6/1/2018	6,989	7,145,562
IL State GO	4.833%		2/1/2017	3,675	3,718,806
IL State GO	5.297%		4/1/2018	3,375	3,498,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)

IL State GO	5.365%	3/1/2017	$12,465	$12,712,555
IL State GO	5.375%	7/1/2018	700	733,089
IL State GO	5.665%	3/1/2018	40,980	43,124,893
IL State GO	6.20%	7/1/2021	290	315,468
IL State GO (AGM)	5.09%	4/1/2017	400	405,792
Illinois	3.90%	1/1/2018	8,780	8,943,835
Illinois	5.877%	3/1/2019	10,535	11,456,180
Kentucky Pub Transprtn Infrast Auth	3.22%	7/1/2017	6,210	6,290,544
New Jersey Bldg Auth	2.033%	6/15/2017	775	778,185
New Jersey Econ Dev Auth	1.348%	3/1/2017	12,650	12,687,570
New Jersey Econ Dev Auth	1.648%	3/1/2018	1,000	1,003,780
New Jersey Econ Dev Auth	2.421%	6/15/2018	20,745	20,794,788
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2019	13,255	12,549,436
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2020	7,750	7,124,963
New Jersey Econ Dev Auth (NPFGC)	Zero Coupon	2/15/2017	4,900	4,863,250
New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	32,900	32,932,900
New Jersey Transp Tr Fnd Auth	1.758%	12/15/2018	7,165	7,069,920
New Jersey Transp Tr Fnd Auth	3.60%	12/15/2017	280	287,762
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2018	1,140	1,210,851
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2018	10,940	11,798,134
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2019	6,900	7,645,476
NJ Trans Trust Fund	5.00%	6/15/2019	1,000	1,092,760
San Luis Opispo Cnty CA	7.45%	9/1/2019	6,450	7,453,233
Total Municipal Bonds (cost $239,568,697)				241,121,834

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.07%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38%#	8/10/2035	214,200	4,614,939
A10 Bridge Asset Financing LLC 2015-AA A†	2.558%#	5/15/2030	108,501	108,501,063
Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	35,886	37,537,314
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%	5/15/2049	38,559	38,430,623
Aventura Mall Trust 2013-AVM A†	3.867%#	12/5/2032	51,464	55,503,070
Aventura Mall Trust 2013-AVM D†	3.867%#	12/5/2032	5,000	5,172,290
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	1.908%#	6/15/2028	10,000	9,953,360
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808%#	6/15/2028	215,533	218,302,297
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808%#	6/15/2028	23,050	23,163,355
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808%#	6/15/2028	23,040	23,300,525
BAMLL-DB Trust 2012-OSI A2FX†	3.352%	4/13/2029	30,134	30,396,591
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%	10/10/2045	139,012	139,548,030
Banc of America Commercial Mortgage Trust 2007-2 AM	5.801%#	4/10/2049	125,968	128,703,545
Banc of America Commercial Mortgage Trust 2007-3 AM	5.723%#	6/10/2049	45,215	46,274,374
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%	6/10/2049	24,919	25,353,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.176	%#	6/15/2049	$89,299	$11,485,532
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.703	%#	6/24/2050	25,851	26,448,936
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.29	%#	12/24/2049	7,504	7,654,026
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	23,312	23,362,208
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.152	%#	2/15/2051	9,770	9,810,371
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.673	%#	2/17/2051	10,000	10,220,413
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	57,267	58,291,902
BB-UBS Trust 2012-TFT B†	3.584	%#	6/5/2030	7,850	7,926,463
BB-UBS Trust 2012-TFT C†	3.584	%#	6/5/2030	14,354	14,202,463
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,745,619
BBCMS Trust 2013-TYSN D†	3.631%		9/5/2032	5,525	5,699,267
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,840,169
BBCMS Trust 2015-STP C†	4.427	%#	9/10/2028	23,900	24,659,317
BBCMS Trust 2015-STP XA IO†	1.104	%#	9/10/2028	336,700	12,338,371
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	21,267	21,203,353
BCAP LLC Trust 2013-RR3 4A1†	0.648	%#	11/26/2036	3,848	3,784,905
BCRR Trust 2009-1 1A2†	5.988	%#	8/17/2045	21,298	21,574,576
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,085,475
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.91	%#	6/11/2040	29,308	30,087,562
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915	%#	6/11/2050	9,119	9,428,788
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	5,405	5,891,811
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#	3/10/2033	103,040	3,357,301
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.885	%#	12/15/2047	8,307	9,636,633
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.937	%#	5/10/2058	71,672	8,843,183
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.458	%#	6/15/2031	13,639	13,630,496
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,994,698
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,380,324
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,252,168
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.912	%#	4/10/2028	8,000	7,722,221
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912	%#	4/10/2028	7,519	7,100,198
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73	%#	3/25/2049	17,424	17,793,275
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.90	%#	12/10/2049	157,403	159,978,423
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	7,777,810
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311	%#	12/19/2039	9,953	9,945,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.224	%#	9/10/2045	$218,445	$2,062,051
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	40,010	40,192,166
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.973	%#	4/10/2046	595,115	36,210,892
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	19,400	19,902,953
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	11,950	11,954,694
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	8,600	8,567,165
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.444	%#	5/10/2047	269,209	19,480,118
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.319	%#	7/10/2047	120,131	2,188,330
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.583	%#	2/10/2048	127,505	11,375,186
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.59	%#	6/10/2048	253,993	7,790,158
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	1.055	%#	11/10/2048	182,472	10,472,405
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.51	%#	2/10/2049	103,654	9,667,286
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.974	%#	4/10/2049	69,075	9,013,091
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.628	%#	7/25/2036	8,608	8,242,701
Citigroup Mortgage Loan Trust 2013-A A†	3.00%		5/25/2042	5,595	5,577,890
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	19,780	20,087,947
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	84,035	85,409,233
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	11,440	11,759,763
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.188	%#	7/10/2046	17,961	20,151,991
Commercial Mortgage Pass-Through Certificates 2010-RR1 GEA†	5.543%		12/11/2049	4,900	4,941,230
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.525	%#	2/10/2029	525,000	1,388,888
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	2.067	%#	10/15/2045	269,037	20,564,884
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.48	%#	12/10/2044	81,155	6,939,073
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	29,034	28,981,761
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	15,240	15,666,778
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	115,710	116,368,830
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	50,205	50,504,383
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.603	%#	3/10/2046	329,309	19,985,181
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	10,000	10,143,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.792	%#	6/10/2046	$598,247	$16,079,270
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	13,713	14,317,693
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	62,485	62,815,777
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	27,831	27,841,200
Commercial Mortgage Pass-Through Certificates 2013-THL A1†	1.499	%#	6/8/2030	985	978,417
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.099	%#	6/8/2030	14,775	14,715,489
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.499	%#	6/8/2030	29,195	28,901,076
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.149	%#	6/8/2030	16,262	16,234,205
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.249	%#	6/8/2030	13,900	13,921,712
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389	%#	3/10/2031	265,903	4,773,597
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.431	%#	8/10/2047	115,983	7,344,459
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.149	%#	12/10/2047	139,222	7,924,821
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.458	%#	7/13/2031	10,279	10,347,416
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.658	%#	10/15/2031	11,824	11,614,579
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.145	%#	10/10/2047	156,786	7,336,834
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.658	%#	6/15/2034	12,896	12,916,186
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.258	%#	6/15/2034	21,424	21,297,316
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.908	%#	6/15/2034	32,760	32,512,374
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,379,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.237	%#	9/10/2047	$266,259	$14,324,494
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#	5/10/2048	8,800	8,416,980
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.935	%#	7/10/2050	192,400	8,658,932
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.576	%#	8/10/2029	7,298	7,315,715
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.576	%#	8/10/2029	6,850	6,430,035
Commercial Mortgage Trust 2006-GG7 AM	5.951	%#	7/10/2038	35,075	35,034,372
Commericial Mortgage Trust 2016-CD1 XA IO	1.582	%#	8/10/2049	217,616	23,161,524
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	19,195	20,109,845
Core Industrial Trust 2015-CALW XA IO†	0.939	%#	2/10/2034	99,819	3,973,255
Core Industrial Trust 2015-WEST XA IO†	1.076	%#	2/10/2037	183,565	12,388,765
Core Industrial Trust 2015-WEST XB IO†	0.844	%#	2/10/2037	90,323	4,866,152
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	33,990	34,115,956
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.267	%#	2/15/2041	31,550	32,595,684
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	2,286	2,343,939
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,784,200
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,916,097
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.135	%#	9/15/2039	11,500	11,749,376
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.924	%#	12/16/2049	21,825	22,544,528
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.598	%#	2/27/2037	5,641	5,445,650
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.817	%#	6/26/2036	8,085	8,183,216
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%		7/27/2036	4,099	3,990,095
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%		6/27/2037	24,356	23,884,699
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.833	%#	11/22/2046	19,862	19,741,927
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.858	%#	9/15/2038	9,616	9,431,939
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.308	%#	9/15/2038	29,782	29,142,846
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#	9/15/2037	115,519	4,918,219
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.828	%#	4/15/2029	14,507	14,452,278
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.358	%#	4/15/2029	28,546	28,404,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%	11/15/2048	$13,828	$14,527,907
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.976%#	1/15/2049	212,364	25,737,510
DBJPM Mortgage Trust 2016-C3 XA IO	1.665%#	9/10/2049	199,854	23,389,353
DBRR Trust 2013-EZ3 B†	3.50%	12/18/2049	14,771	15,103,347
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	1,031	1,035,165
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	17,249	17,954,367
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	7/10/2044	6,825	7,543,466
DBUBS Mortgage Trust 2011-LC2A C†	5.727%#	7/10/2044	5,000	5,601,370
DBUBS Mortgage Trust 2011-LC2A D†	5.727%#	7/10/2044	22,928	24,259,806
DBUBS Mortgage Trust 2011-LC3A A3	4.638%	8/10/2044	2,016	2,052,038
DBWF Mortgage Trust 2015-LCM A1†	2.998%	6/10/2034	22,062	22,981,254
DBWF Mortgage Trust 2015-LCM XA IO†	0.421%#	6/10/2034	43,596	977,638
EQTY Mortgage Trust 2014-INNS C†	2.099%#	5/8/2031	4,150	4,067,213
Extended Stay America Trust 2013-ESH7 A27†	2.958%	12/5/2031	11,899	11,922,288
Extended Stay America Trust 2013-ESH7 B7†	3.604%	12/5/2031	60,985	61,135,560
Extended Stay America Trust 2013-ESH7 C7†	3.902%	12/5/2031	75,203	75,411,463
Extended Stay America Trust 2013-ESH7 D7†	5.521%#	12/5/2031	25,115	25,208,345
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495%#	12/15/2034	19,935	20,624,249
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%#	12/15/2034	5,440	5,554,087
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.495%#	12/15/2034	31,980	31,347,691
GRACE Mortgage Trust 2014-GRCE A†	3.369%	6/10/2028	19,585	20,906,122
GRACE Mortgage Trust 2014-GRCE B†	3.52%	6/10/2028	6,978	7,402,060
GRACE Mortgage Trust 2014-GRCE E†	3.71%#	6/10/2028	9,858	10,108,680
Great Wolf Trust 2015-WFMZ M†	7.496%#	5/15/2032	31,000	29,454,814
Great Wolf Trust 2015-WOLF A†	1.958%#	5/15/2034	32,340	32,273,325
Great Wolf Trust 2015-WOLF C†	3.008%#	5/15/2034	9,500	9,446,371
Great Wolf Trust 2015-WOLF F†	5.058%#	5/15/2034	5,000	4,689,084
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	21,891	22,281,143
GS Mortgage Securities Corp. II 2013-KING B†	3.241%	12/10/2027	20,800	21,055,973
GS Mortgage Securities Corp. II 2013-KING C†	3.55%#	12/10/2027	19,750	20,041,974
GS Mortgage Securities Corp. II 2013-KING E†	3.55%#	12/10/2027	3,000	2,872,495
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267%#	4/10/2034	6,779	7,335,941
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%	6/5/2031	25,715	26,167,301
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%	6/5/2031	36,895	37,739,305
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%	6/5/2031	13,750	14,063,302
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%	1/10/2030	40,000	40,206,180
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%	1/10/2030	16,122	16,169,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	$12,370	$12,806,646
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	61,563	61,555,360
GS Mortgage Securities Trust 2010-C1 D†	6.212	%#	8/10/2043	2,309	2,402,312
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	5,968	6,231,309
GS Mortgage Securities Trust 2011-GC3 C†	5.82	%#	3/10/2044	5,000	5,510,372
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.184	%#	1/10/2045	191,253	15,918,777
GS Mortgage Securities Trust 2012-GCJ9 IO	2.456	%#	11/10/2045	117,082	9,966,171
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.481	%#	11/10/2045	93,111	2,040,518
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	16,951	16,820,506
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	93,161	93,632,097
GS Mortgage Securities Trust 2013-GC12 XA IO	1.836	%#	6/10/2046	569,681	40,052,057
GS Mortgage Securities Trust 2014-GC26 XA IO	1.244	%#	11/10/2047	105,523	6,842,405
GS Mortgage Securities Trust 2014-GSFL B†	2.258	%#	7/15/2031	10,000	9,895,218
GS Mortgage Securities Trust 2015-GS1 XA IO	0.986	%#	11/10/2048	96,514	5,802,202
GS Mortgage Securities Trust 2016-GS2 XA IO	1.824	%#	5/10/2049	223,974	26,082,473
GS Mortgage Securities Trust 2016-RENT C†	4.202	%#	2/10/2029	13,648	14,145,519
H/2 Asset Funding 2014-1 Ltd.	2.103%		3/19/2037	99,280	99,086,473
H/2 Asset Funding 2015-1A-AFL	1.846%		6/24/2049	66,019	65,799,484
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	22,875	22,873,781
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	22,783,684
HILT Mortgage Trust 2014-ORL B†	1.708	%#	7/15/2029	7,600	7,411,011
HILT Mortgage Trust 2014-ORL C†	2.108	%#	7/15/2029	9,550	9,392,906
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474	%#	8/5/2034	150,785	15,472,803
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#	8/5/2034	171,661	11,840,317
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	50,227	50,629,815
Irvine Core Office Trust 2013-IRV XA IO†	1.211	%#	5/15/2048	102,349	3,816,726
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	23,675	23,797,315
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	16,735	16,855,840
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.881	%#	2/12/2049	14,309	14,586,137
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693	%#	12/5/2027	5,730	6,524,734
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	7,380	7,809,314
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%		11/15/2043	1,710	1,891,363
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	29,175	31,459,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.38	%#	12/15/2047	$413,814	$22,140,769
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	79,404	80,679,038
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.944	%#	7/15/2045	205,189	5,809,382
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	35,500	36,293,574
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.672	%#	4/15/2046	140,712	9,330,779
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.408	%#	4/15/2027	19,385	19,001,551
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.758	%#	4/15/2027	14,300	14,101,924
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	39,960	41,424,854
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.398	%#	4/15/2047	127,560	5,069,693
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.436	%#	4/15/2047	34,361	760,137
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.223	%#	11/15/2047	121,488	6,591,151
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.15	%#	11/15/2047	209,958	11,937,208
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.319	%#	1/15/2048	207,813	12,479,558
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	141,948	146,714,103
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	21,324,286
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#	6/10/2027	14,352	14,463,798
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#	6/10/2027	20,905	20,360,496
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#	6/10/2027	102,274	1,151,094
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#	6/10/2027	45,476	94,135
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.708	%#	12/15/2030	9,750	9,688,284
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.608	%#	12/15/2030	29,000	28,753,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.608	%#	7/15/2031	$10,400	$10,228,135
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.428	%#	6/15/2029	37,625	37,486,115
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN B†	1.808	%#	6/15/2029	5,000	4,953,564
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.208	%#	6/15/2029	8,650	8,507,304
JPMorgan Chase Commercial Mortgage Securities Trust 2014-PHH E†	3.808	%#	8/15/2027	5,000	4,974,193
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	3,072,465
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.091	%#	5/15/2048	107,185	4,738,760
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.859	%#	7/15/2048	151,481	5,865,965
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,229,789
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.458	%#	1/15/2032	18,300	18,330,457
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	13,446,850
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742	%#	9/5/2032	10,900	11,313,508
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.809	%#	9/5/2032	242,750	6,186,484
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	15,439	15,698,392
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.714	%#	3/18/2051	51,570	52,132,247
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.927	%#	6/18/2049	18,100	18,316,936
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	4.028	%#	5/15/2031	2,000	2,061,761
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952	%#	11/14/2027	190,968	196,105,096
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#	11/14/2027	16,023	16,122,546
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#	11/14/2027	12,889	13,031,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	$61,361	$61,469,329
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	128,539	129,455,737
LMREC, Inc. 2015-CRE1 A†	2.272	%#	2/22/2032	52,185	51,620,510
LMREC, Inc. 2015-CRE1 B†	4.022	%#	2/22/2032	6,700	6,496,475
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	114,093	2,360,179
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%		4/20/2048	19,001	19,269,162
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.109	%#	3/10/2049	114,259	11,145,427
Madison Avenue Trust 2013-650M D†	4.169	%#	10/12/2032	5,175	5,305,575
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	5,031	4,949,212
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	5,231	5,145,366
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	40,666	40,768,252
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	170,262	172,114,451
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	20,438	20,454,510
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	18,595	19,017,040
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,730	45,031,868
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	67,618	68,101,119
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.452	%#	5/15/2046	272,032	14,451,346
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.427	%#	5/15/2046	119,710	2,384,049
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.30	%#	12/15/2047	169,717	10,180,429
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.822	%#	5/15/2049	134,255	15,193,230
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.902	%#	4/12/2049	77,035	77,344,342
Morgan Stanley Capital I Trust 2007-IQ15 AM	6.103	%#	6/11/2049	62,501	63,977,711
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.728	%#	3/15/2045	270,126	18,748,334
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	30,071	30,088,942
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	7,225	7,694,523
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#	7/13/2029	260,000	1,453,400
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2029	5,630	5,971,570
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.827	%#	8/15/2049	90,707	10,221,890
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.137	%#	8/15/2049	122,630	10,311,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.988%#	8/12/2045	$99,895	$101,290,473
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.988%#	8/15/2045	90,297	91,850,233
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%	3/27/2051	26,238	26,106,732
Motel 6 Trust 2015-MTL6 A2†	2.605%	2/5/2030	133,911	134,251,562
Motel 6 Trust 2015-MTL6 B†	3.298%	2/5/2030	26,157	26,252,104
Motel 6 Trust 2015-MTL6 C†	3.644%	2/5/2030	24,382	24,410,478
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	32,620	32,694,073
Motel 6 Trust 2015-MTL6 E†	5.279%	2/5/2030	47,630	47,614,039
Motel 6 Trust 2015-MTL6 F†	5.00%	2/5/2030	5,250	5,027,503
MSCG Trust 2015-ALDR A1†	2.612%	6/7/2035	29,242	29,782,798
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.524%#	8/25/2029	33,368	33,702,002
Palisades Center Trust 2016-PLSD C†	3.998%	4/13/2033	40,040	40,807,671
Palisades Center Trust 2016-PLSD XCP IO†	1.106%#	5/13/2018	380,772	6,524,528
Prima Capital CRE Securization 2006-1	2.55%	8/26/2049	144,461	143,623,126
Prima Capital CRE Securization 2015-5A B	3.50%	12/24/2050	122,787	123,761,376
Prima Capital Ltd.	2.214%	5/24/2021	40,906	40,925,403
RAIT Trust 2014-FL2 B†	2.658%#	5/13/2031	6,695	6,674,626
RBSCF Trust 2009-RR2 CWB†	5.223%	8/16/2048	14,900	14,885,377
RBSCF Trust 2010-RR3 MSCB†	6.103%#	6/16/2049	5,390	5,531,826
RBSCF Trust 2010-RR3 WBTB†	6.156%#	2/16/2051	22,942	23,131,712
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%	10/8/2020	29,738	29,532,247
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%	6/25/2055	35,565	36,053,642
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.557%#	4/15/2032	8,090	7,994,110
Sequoia Mortgage Trust 2012-4 A2	3.00%	9/25/2042	4,903	4,971,897
SG Commercial Mortgage Securities Trust 2016-C5 XA IO	2.197%#	10/10/2048	58,695	7,911,266
Shops at Crystals Trust 2016-CSTL XA IO†	0.73%#	7/5/2036	112,000	5,961,200
Structured Asset Securities Corp. 2005-14 2A1	5.75%	7/25/2035	2,299	2,273,856
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	11,806	11,876,535
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	7,184	7,217,199
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.043%#	5/10/2063	6,481	6,682,207
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.794%#	5/10/2063	114,224	6,214,261
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.194%#	3/10/2046	386,150	20,011,212
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.422%#	4/10/2046	454,379	27,672,580
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%	1/10/2045	4,900	5,575,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC Trust 2010-VNO A1†	2.97%	9/13/2028	$15,992	$16,385,339
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%	9/13/2028	14,787	15,718,983
Vornado DP LLC Trust 2010-VNO C†	5.28%	9/13/2028	6,120	6,701,010
Vornado DP LLC Trust 2010-VNO D†	6.356%	9/13/2028	9,926	11,056,366
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.464%#	10/15/2044	10,650	10,634,691
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	19,019	19,001,126
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	25,625	25,627,803
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	45,451	45,794,187
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	90,213	91,219,822
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.707%#	12/15/2043	50,000	48,650,865
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	218,261	221,648,474
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	2.983%#	6/15/2029	11,999	12,008,573
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	4.858%#	6/15/2029	33,760	33,819,870
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.523%#	1/25/2036	6,712	6,419,601
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%	11/15/2043	5,940	6,483,726
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.906%#	6/15/2048	155,034	7,343,323
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%	12/15/2048	9,888	10,403,479
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.756%#	12/15/2048	66,103	73,875,510
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.898%#	12/15/2048	82,301	92,703,698
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.967%#	12/15/2047	171,441	8,959,809
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.955%#	8/15/2049	344,680	47,143,601
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.359%#	6/15/2049	156,545	22,529,429
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%	5/25/2035	2,829	2,931,103
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%	8/20/2021	80	79,736
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	27,328	28,641,948
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	2/15/2044	6,351	7,116,426
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	575	602,931
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	17,650	18,397,177
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.865%#	12/15/2045	65,541	4,891,497
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	7,052	7,178,561
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.663%#	6/15/2045	366,694	23,927,355
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	15,893	15,954,002
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.30%#	8/15/2045	68,288	4,928,548
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	49,000	49,356,965
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%	5/15/2045	28,000	28,134,786
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.534%#	5/15/2045	308,403	19,431,639
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%	9/15/2046	35,085	36,246,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.348	%#	5/15/2047	$254,892	$15,125,797
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#	5/15/2047	50,603	2,111,991
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.759	%#	8/15/2047	77,369	3,479,385
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.09	%#	9/15/2057	99,324	5,122,565
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496	%#	9/15/2057	37,769	1,180,991
WFCG Commercial Mortgage Trust 2015-BXRP C†	2.279	%#	11/15/2029	4,747	4,645,439
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.079	%#	11/15/2029	2,089	2,068,393
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,631,074,536)					8,472,635,843

U.S. TREASURY OBLIGATIONS 1.33%

U.S. Treasury Note	0.875%		10/15/2017	304,182	304,791,276
U.S. Treasury Note	1.375%		6/30/2018	182,200	184,103,808
Total U.S. Treasury Obligations (cost $489,227,211)					488,895,084
Total Long-Term Investments (cost $35,619,001,432)					35,655,567,105

SHORT-TERM INVESTMENTS 2.82%

COMMERCIAL PAPER 1.20%

Chemicals 0.30%

Albemarle Corp.	Zero Coupon		9/14/2016	42,500	42,480,048
Albemarle Corp.	Zero Coupon		10/4/2016	25,000	24,970,208
Potash Corp. of Saskatchewan, Inc.	Zero Coupon		10/3/2016	42,500	42,466,756
Total					109,917,012

Health Care Services 0.07%

Humana, Inc.	Zero Coupon		9/30/2016	4,000	3,997,036
Humana, Inc.	Zero Coupon		10/6/2016	21,000	20,982,033
Total					24,979,069

Manufacturing 0.06%

Pentair Finance SA	Zero Coupon		9/2/2016	12,500	12,499,514
Pentair Finance SA	Zero Coupon		10/13/2016	8,000	7,986,000
Total					20,485,514

Metals & Minerals: Miscellaneous 0.05%

Alcoa, Inc.	Zero Coupon		9/23/2016	19,000	18,988,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Office Furniture & Business Equipment 0.13%

Xerox Corp.	Zero Coupon	9/12/2016	$48,000	$47,983,133

Oil 0.13%

Eni Finance USA, Inc.	Zero Coupon	9/16/2016	48,000	47,982,000

Oil: Crude Producers 0.19%

Plains All American Pipeline LP	Zero Coupon	9/12/2016	71,000	70,971,797

Oil: Integrated Domestic 0.13%

FMC Technologies, Inc.	Zero Coupon	9/26/2016	25,615	25,599,346
Schlumberger Holdings Corp.	Zero Coupon	9/20/2016	22,250	22,238,844
Total				47,838,190

Telecommunications 0.14%

Deutsche Telekom AG	Zero Coupon	9/29/2016	51,375	51,339,038
Total Commercial Paper (cost $440,483,910)				440,483,910

CORPORATE BONDS 1.01%

Automotive 0.15%

Ford Motor Credit Co. LLC	3.00%	6/12/2017	33,725	34,139,986
Ford Motor Credit Co. LLC	8.00%	12/15/2016	12,309	12,549,776
Volkswagen International Finance NV (Netherlands)†(c)	1.125%	11/18/2016	7,190	7,190,360
Total				53,880,122

Chemicals 0.01%

Eastman Chemical Co.	2.40%	6/1/2017	3,727	3,758,698
Valspar Corp. (The)	6.05%	5/1/2017	1,795	1,852,035
Total				5,610,733

Computer Software 0.02%

Fidelity National Information Services, Inc.	1.45%	6/5/2017	6,283	6,281,699

Drugs 0.05%

Actavis Funding SCS (Luxembourg)(c)	1.30%	6/15/2017	13,736	13,702,388
Actavis Funding SCS (Luxembourg)(c)	1.85%	3/1/2017	3,743	3,753,297
Total				17,455,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.03%

Appalachian Power Co.	5.00%	6/1/2017	$2,092	$2,147,164
Exelon Corp.	1.55%	6/9/2017	7,519	7,534,940
Total				9,682,104

Financial Services 0.07%

International Lease Finance Corp.†	6.75%	9/1/2016	9,668	9,668,000
International Lease Finance Corp.	8.75%	3/15/2017	12,492	12,961,699
Macquarie Group Ltd. (Australia)†(c)	4.875%	8/10/2017	1,718	1,769,758
Total				24,399,457

Food 0.01%

ConAgra Foods, Inc.	5.819%	6/15/2017	2,057	2,123,750

Health Care Services 0.05%

Anthem, Inc.	5.875%	6/15/2017	18,615	19,278,290

Insurance 0.00%

Unum Group	7.125%	9/30/2016	300	301,170

Lodging 0.01%

Marriott International, Inc.	6.375%	6/15/2017	2,120	2,198,887

Machinery: Agricultural 0.00%

Bunge Ltd. Finance Corp.	3.20%	6/15/2017	1,300	1,318,174

Media 0.06%

Scripps Networks Interactive, Inc.	2.70%	12/15/2016	13,085	13,141,266
Viacom, Inc.	2.50%	12/15/2016	7,690	7,718,922
Total				20,860,188

Metal Fabricating 0.08%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	30,910	31,161,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.00%

Glencore Finance Canada Ltd. (Canada)†(c)	5.80%	11/15/2016	$669	$673,716

Natural Gas 0.02%

Sempra Energy	2.30%	4/1/2017	9,550	9,616,382

Oil 0.11%

CNOOC Nexen Finance 2014 ULC (Canada)(c)	1.625%	4/30/2017	33,470	33,530,982
Valero Energy Corp.	6.125%	6/15/2017	6,838	7,090,801
Total				40,621,783

Oil: Crude Producers 0.03%

ONEOK Partners LP	6.15%	10/1/2016	357	358,115
Plains All American Pipeline LP/PAA Finance Corp.	6.125%	1/15/2017	3,008	3,057,563
Tennessee Gas Pipeline Co. LLC	7.50%	4/1/2017	2,250	2,321,827
Williams Partners LP/Williams Partners Finance Corp.	7.25%	2/1/2017	4,013	4,103,240
Total				9,840,745

Real Estate Investment Trusts 0.10%

Equity Commonwealth	6.25%	6/15/2017	17,089	17,292,222
Highwoods Realty LP	5.85%	3/15/2017	4,333	4,423,638
Hospitality Properties Trust	5.625%	3/15/2017	14,888	15,172,540
Liberty Property LP	5.50%	12/15/2016	928	938,928
Total				37,827,328

Steel 0.11%

Vale Overseas Ltd. (Brazil)(c)	6.25%	1/23/2017	39,798	40,593,960

Telecommunications 0.05%

Qwest Corp.	6.50%	6/1/2017	9,852	10,196,820
Telefonica Emisiones SAU (Spain)(c)	6.221%	7/3/2017	9,239	9,603,238
Total				19,800,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.05%

Ryder System, Inc.	3.50%	6/1/2017	$18,485	$18,785,067
Total Corporate Bonds (cost $371,344,457)				372,310,442

REPURCHASE AGREEMENT 0.61%

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $78,105,000 of Federal Home Loan Mortgage Corp. at 0.875% due 2/22/2017; 50,000,000 of Federal National Mortgage Assoc. at 5.00% due 2/13/2017 and 98,945,000 of U.S. Treasury Note at 0.625% due 12/31/2016; value: $228,496,594; proceeds: $224,012,396 (cost $224,012,210)			224,012	224,012,210
Total Short-Term Investments (cost $1,035,840,577)				1,036,806,562
Total Investments in Securities 99.92% (cost $36,654,842,009)				36,692,373,667
Liabilities in Excess of Other Assets(g) 0.08%				28,911,095
Net Assets 100.00%				$36,721,284,762

BRL	Brazilian real.
EUR	euro.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2016.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2016.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2016.
(f)	Interest rate to be determined.
(g)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Credit Default Swaps on Indexes - Sell Protection at  August 31, 2016(1):

Referenced Index*	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$24,000,000	$124,195	$124,059	$(2,476)	$2,340	$(136)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	24,700,000	127,817	127,677	(5,629)	5,489	(140)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	25,000,000	129,370	129,228	(2,644)	2,502	(142)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	11,058,236	11,044,413	(361,045)	347,222	(13,823)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	11,058,236	11,044,413	(370,409)	356,586	(13,823)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	29,500,000	25,032,671	24,989,646	(1,815,129)	1,772,104	(43,025)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	23,400,000	121,090	120,958	(5,334)	5,202	(132)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	49,500,000	256,152	255,872	(11,283)	11,003	(280)
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	9,900,000	4,759,849	4,753,899	(339,690)	333,740	(5,950)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	23,000,000	119,020	118,890	(2,727)	2,597	(130)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	14,800,000	7,115,735	7,106,840	(543,142)	534,247	(8,895)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	24,500,000	11,779,426	11,764,702	(899,427)	884,703	(14,724)
						$(4,358,935)	$4,257,736	$(101,200)

*	The referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2 (n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $4,257,736. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Goldman Sachs	11/16/2016	9,696,207	$10,875,411	$10,850,408	$25,003

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2016	32,169	Long	$7,022,894,813	$6,980,351

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2016	5,429	Short	$(658,266,250)	$(1,790,810)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Credit Cards	$—	$971,079,363	$43,222,550	(4)	$1,014,301,913
Remaining Industries	—	4,827,099,000	—		4,827,099,000
Common Stock	392,134	—	—		392,134
Convertible Bonds
Oil	—	—	1,240,622	(5)	1,240,622
Retail	—	30,868,875	—		30,868,875
Corporate Bonds	—	17,348,042,459	—		17,348,042,459
Floating Rate Loans(6)
Auto Parts: Original Equipment	—	51,340,903	—		51,340,903
Business Services	—	16,376,043	—		16,376,043
Chemicals	—	67,345,976	—		67,345,976
Computer Software	—	67,625,953	—		67,625,953
Containers	—	60,330,093	35,485,049		95,815,142
Drugs	—	—	6,839,314		6,839,314
Electric: Power	—	48,375,902	—		48,375,902
Electrical Equipment	—	176,640,517	—		176,640,517
Entertainment	—	46,367,818	—		46,367,818
Financial: Miscellaneous	—	—	15,269,998		15,269,998
Food	—	64,171,750	—		64,171,750
Gaming	—	102,611,737	—		102,611,737
Health Care Products	—	29,934,575	48,603,910		78,538,485
Health Care Services	—	41,998,778	30,035,915		72,034,693
Household Equipment/Products	—	22,189,238	—		22,189,238
Lodging	—	184,248,444	—		184,248,444
Media	—	188,966,678	—		188,966,678
Miscellaneous	—	—	89,357,154		89,357,154
Oil	—	31,352,078	10,550,748		41,902,826
Real Estate Investment Trusts	—	166,330,361	—		166,330,361
Retail	—	195,549,272	—		195,549,272
Technology	—	33,012,292	—		33,012,292
Telecommunications	—	117,380,966	—		117,380,966
Foreign Bonds	—	10,675,706	—		10,675,706
Foreign Government Obligation	—	4,796,930	—		4,796,930
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	702,424,728	—		702,424,728
Government Sponsored Enterprises Pass-Throughs	—	937,090,957	—		937,090,957
Municipal Bonds	—	241,121,834	—		241,121,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Non-Agency Commercial Mortgage-Backed Securities	$—	$7,747,834,219	$724,801,624	(4)(7)	$8,472,635,843
U.S. Treasury Obligations	—	488,895,084	—		488,895,084
Commercial Paper	—	440,483,910	—		440,483,910
Repurchase Agreement	—	224,012,210	—		224,012,210
Total	$392,134	$35,686,574,649	$1,005,406,884		$36,692,373,667
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—		$—
Liabilities	—	(101,200)	—		(101,200)
Forward Foreign Currency Exchange Contracts
Assets	—	25,003	—		25,003
Liabilities	—	—	—		—
Futures Contracts
Assets	6,980,351	—	—		6,980,351
Liabilities	(1,790,810)	—	—		(1,790,810)
Total	$5,189,541	$(76,197)	$—		$5,113,344

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment include A10 Bridge Asset Financing LLC 2015-AA A, Banc of America Re-REMIC Trust 2009-UB1 A4B, Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX, Commercial Mortgage Pass-Through Certificates 2016-GCT E, Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA, H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX, H/2 Asset Funding 2014-1 Ltd., JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO, Prima Capital CRE Securization 2006-1, Prima Capital CRE Securization 2015-5A B, Prima Capital Ltd., RBSCF Trust 2009-RR2 CWB, Shops at Crystals Trust 2016-CSTL XA IO.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Corporate Bonds	Floating Rate Loans	Government Sponsored Enterprises Collateralized Mortgage Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2015	$34,011,809	$1,240,631	$42,359,519	$260,385,180	$47,033,031	$715,235,787
Accrued discounts/premiums	(3,606)	—	(102,051)	112,263	—	(987,975)
Realized gain (loss)	—	—	—	(212,942)	—	2,456,788
Change in unrealized appreciation/depreciation	(49,446)	(9)	(52,468)	1,751,414	337,979	1,381,160
Purchases	43,275,602	—	—	172,194,213	—	202,148,516
Sales	—	—	(42,205,000)	(124,831,820)	—	(68,450,006)
Net transfers in or out of Level 3	(34,011,809)	—	—	(73,256,220)	(47,371,010)	(126,982,646)
Balance as of August 31, 2016	$43,222,550	$1,240,622	$—	$236,142,088	$—	$724,801,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 106.44%

ASSET-BACKED SECURITIES 23.12%

Automobiles 12.75%

Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$347	$347,443
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	4,587	4,649,929
AmeriCredit Automobile Receivables Trust 2012-4 C	1.93%	8/8/2018	704	704,887
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	1,299	1,300,019
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	78	78,087
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	1,912	1,910,328
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	2,615	2,632,850
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	2,981	2,977,776
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	5,946	5,944,726
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	12,880	13,023,098
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	2,977	2,979,663
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	1,960	1,961,114
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/8/2021	7,453	7,436,400
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,239	1,241,518
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	2,437	2,448,137
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	7,474	7,521,867
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	3,267	3,276,749
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	6,628	6,620,604
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	3,109	3,166,201
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,615,135
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	6,444	6,489,321
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	5,880	5,915,422
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	3,880	3,911,622
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	6,320	6,326,087
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	921	921,324
BMW Vehicle Owner Trust 2016-A A4	1.37%	12/25/2022	1,632	1,629,135
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	199	199,399
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	2,460	2,486,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	$3,483	$3,488,990
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,967,705
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	732	740,660
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	5,489	5,493,570
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	10,675	10,812,855
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	1,162	1,160,915
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	1,522	1,521,799
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	1,245	1,244,435
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	6,127	6,189,491
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	4,208	4,210,062
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	3,160	3,163,908
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	2,317	2,312,205
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	1,217	1,212,339
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	38	38,203
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	93	92,825
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	2,020	2,018,924
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,859	1,858,186
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	2,087	2,090,906
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	561	560,904
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	712	711,349
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	1,261	1,264,306
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	2,392	2,406,074
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	4,138	4,142,148
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	4,656	4,652,015
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	4,667	4,663,867
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	5,197	5,174,118
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	5,202	5,197,258
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	1,475	1,474,453
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	3,327	3,327,378
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	2,849	2,851,597
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	1,265	1,269,853
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,600	1,630,076
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	2,321	2,325,052
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	1,523	1,541,257
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	3,677	3,682,011
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	1,514	1,515,761
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	3,660	3,712,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	$3,804	$3,938,900
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	7,708	7,705,805
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	5,298	5,295,636
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	423	422,862
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	1,661	1,654,531
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	3,863	3,856,234
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	785	784,267
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	6,316	6,314,279
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	2,278	2,279,471
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,962,331
Honda Auto Receivables Owner Trust 2013-3 A4	1.13%	9/16/2019	651	650,691
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	1,127	1,126,160
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	620	620,231
Hyundai Auto Receivables Trust 2012-C A4	0.73%	6/15/2018	186	185,846
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	2,793	2,791,686
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%	8/15/2018	4,684	4,691,194
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	6,657	6,664,016
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	4,275	4,276,736
Nissan Auto Receivables Owner Trust 2013-B A3	0.84%	11/15/2017	631	631,246
Porsche Financial Auto Securitization Trust 2014-1 A4†	1.14%	12/23/2021	11,219	11,224,325
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	5,778	5,777,075
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	2,450	2,470,292
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	15,089	15,170,444
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	3,267	3,272,151
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	4,178	4,225,315
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	12,530	12,669,507
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	2,889	2,893,888
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	2,877	2,878,475
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	1,245	1,249,227
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,700	4,658,446
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	8,500	8,500,694
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	5,176	5,142,905
Toyota Auto Receivables 2016-C A4	1.32%	11/15/2021	11,393	11,354,872
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	3,643	3,640,642
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	5,672	5,662,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	$2,858	$2,858,257
Total				366,936,540

Credit Cards 3.10%

Capital One Multi-Asset Execution Trust 2014-A1	0.88%#	11/15/2019	11,454	11,459,168
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	2,740	2,743,935
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	2,404	2,413,575
Capital One Multi-Asset Execution Trust 2016-A1	0.958%#	2/15/2022	8,733	8,782,548
Chase Issuance Trust 2014-A1	1.15%	1/15/2019	14,853	14,866,680
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	5,460	5,469,852
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	1,814	1,826,024
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	8,126	8,111,622
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	8,457	8,457,088
Citibank Credit Card Issuance Trust 2014-A2	1.02%	2/22/2019	8,388	8,391,549
Discover Card Execution Note Trust 2013-A5	1.04%	4/15/2019	3,049	3,049,203
Discover Card Execution Note Trust 2014-A3	1.22%	10/15/2019	10,433	10,445,553
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	3,296	3,350,597
Total				89,367,394

Home Equity 0.04%

New Century Home Equity Loan Trust 2005-A A6	4.954%	8/25/2035	1,063	1,071,476

Other 7.23%

Ally Master Owner Trust 2012-4 A	1.72%	7/15/2019	5,060	5,077,734
Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	7,011	7,033,135
Ally Master Owner Trust 2014-4 A2	1.43%	6/17/2019	9,129	9,144,967
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	6,860	6,878,206
ALM XIV Ltd. 2014-14A A1†	2.064%#	7/28/2026	7,000	7,003,183
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.853%#	4/16/2021	679	675,857
Ballyrock CLO Ltd. 2016-1A A†(a)	2.406%#	10/15/2028	7,000	7,000,000
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.162%#	10/15/2025	9,650	9,663,025
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.104%#	4/27/2027	6,550	6,559,864
Cent CLO Ltd. 2013-18A A†	1.758%#	7/23/2025	1,130	1,118,989
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	1,888	1,885,731
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	2,430	2,450,726
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	1,647	1,649,797
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	533	531,471
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	960	962,000
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	6,922	6,926,639
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%	1/15/2019	5,350	5,366,227
Ford Credit Floorplan Master Owner Trust 2014-1 A1	1.20%	2/15/2019	4,732	4,734,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)

GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	$2,219	$2,216,659
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.933	%#	4/17/2022	1,947	1,943,070
Grayson CLO Ltd. 2006-1A A1A†	0.882	%#	11/1/2021	608	603,112
Hempstead CLO LP 2013-1A A1†	2.128	%#	1/15/2026	6,000	6,006,686
Jackson Mill CLO Ltd. 2015-1A A†	2.168	%#	4/15/2027	8,300	8,310,075
JFIN Revolver CLO 2013-1A A†	1.884	%#	1/20/2021	793	795,226
JFIN Revolver CLO Ltd. 2014-2A A2†	1.936	%#	2/20/2022	3,479	3,487,721
JFIN Revolver CLO Ltd. 2015-3A A1†	2.134	%#	4/20/2023	4,557	4,563,299
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	1,259	1,257,793
KKR CLO Ltd. 11-A†	2.148	%#	4/15/2027	8,000	8,009,298
KKR CLO Ltd. 15-A1A†(a)	2.353	%#	10/18/2028	5,905	5,905,000
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,130	3,133,616
Leaf Receivables Funding 11 LLC 2016-1 A1†	1.00%		6/15/2017	6,373	6,373,177
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	4,810	4,805,574
Marathon CLO IV Ltd. 2012-4A A1†	2.026	%#	5/20/2023	4,265	4,270,582
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	2,100	2,108,081
NCF Dealer Floorplan Master Trust 2016-1A B†	6.012	%#	3/21/2022	1,100	1,075,231
NCF Dealer Floorplan Master Trust 2016-1A C†	9.012	%#	3/21/2022	4,524	4,479,397
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	3,790	3,774,871
NZCG Funding Ltd. 2015-2A A1†	2.184	%#	4/27/2027	4,670	4,678,074
Oaktree CLO Ltd. 2014-2A A1A†	2.164	%#	10/20/2026	4,000	4,004,440
Oaktree EIF I Series Ltd. 2015-A1 B†	3.233	%#	10/18/2027	5,750	5,827,339
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.148	%#	4/15/2026	3,378	3,381,798
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	2,026,833
OZLM Funding Ltd. 2012-1A A2R†	2.985	%#	7/22/2027	2,000	2,005,493
OZLM VIII Ltd. 2014-8A A1A†	2.073	%#	10/17/2026	3,010	3,008,554
Shackleton CLO Ltd. 2014-5A A†	2.132	%#	5/7/2026	350	350,860
Sheridan Square CLO Ltd. 2013-1A A1†	1.678	%#	4/15/2025	3,900	3,869,100
SLM Private Education Loan Trust 2010-A 2A†	3.731	%#	5/16/2044	1,954	2,016,523
SLM Private Education Loan Trust 2012-A A1†	1.881	%#	8/15/2025	224	224,815
SLM Private Education Loan Trust 2012-E A1†	1.231	%#	10/16/2023	1,167	1,165,585
Sound Point CLO IV Ltd. 2013-3A A†	2.005	%#	1/21/2026	9,000	8,977,810
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.953	%#	4/17/2021	1,161	1,156,292
Tryon Park CLO Ltd. 2013-1A A1†	1.748	%#	7/15/2025	5,000	4,966,389
Venture XVIII CLO Ltd. 2014-18A A†	2.078	%#	10/15/2026	2,250	2,248,457
Westchester CLO Ltd. 2007-1A A1A†	0.862	%#	8/1/2022	514	511,676
Total					208,200,326
Total Asset-Backed Securities (cost $664,549,032)					665,575,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments			Shares (000)		Fair Value

COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR
(cost $41,276)				27	$21,778

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.00%

Oil

Oleo e Gas Participacoes SA(b)(c)	10.00%	9/1/2016	BRL	17	30,477
Oleo e Gas Participacoes SA(b)(c)	10.00%	9/1/2016	BRL	22	38,359

Total Convertible Bonds (cost $123,390)					68,836

CORPORATE BONDS 27.54%

Air Transportation 0.07%

Air Canada (Canada)†(d)	7.75%	4/15/2021		$458	484,908
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		1,554	1,630,078
Total					2,114,986

Auto Parts: Original Equipment 0.11%

International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		1,446	1,436,963
MPG Holdco I, Inc.	7.375%	10/15/2022		1,634	1,692,203
Total					3,129,166

Automotive 0.60%

Ford Motor Co.	6.375%	2/1/2029		1,489	1,816,751
Ford Motor Co.	7.45%	7/16/2031		2,973	4,050,341
General Motors Co.	6.60%	4/1/2036		9,142	11,306,551
Total					17,173,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Regional 4.18%

Banco de Bogota SA (Colombia)†(d)	6.25%	5/12/2026	$2,805	$2,987,325
Banco de Credito e Inversiones (Chile)†(d)	4.00%	2/11/2023	361	382,725
Banco Nacional de Comercio Exterior SNC (Mexico)†(d)	4.375%	10/14/2025	1,000	1,070,000
Bank of America Corp.	3.95%	4/21/2025	2,550	2,660,968
Bank of America Corp.	4.20%	8/26/2024	9,308	9,896,964
Bank of America Corp.	4.25%	10/22/2026	3,211	3,410,917
Bank of America Corp.	4.45%	3/3/2026	2,000	2,158,034
BBVA Banco Continental SA (Peru)†(d)	5.25%	9/22/2029	1,100	1,193,500
Citigroup, Inc.	4.45%	9/29/2027	941	994,859
Citigroup, Inc.	5.50%	9/13/2025	6,297	7,152,151
Citigroup, Inc.	5.875%	2/22/2033	3,113	3,703,300
Discover Bank/Greenwood DE	3.45%	7/27/2026	5,182	5,224,959
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	2,098	2,785,842
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	8,121	10,389,212
Intesa Sanpaolo SpA (Italy)†(d)	5.71%	1/15/2026	3,251	3,192,849
JPMorgan Chase & Co.	3.90%	7/15/2025	8,027	8,710,371
JPMorgan Chase & Co.	4.25%	10/1/2027	4,004	4,337,221
Lloyds Banking Group plc (United Kingdom)†(d)	4.582%	12/10/2025	4,425	4,551,148
Macquarie Bank Ltd. (Australia)†(d)	4.875%	6/10/2025	3,715	3,957,790
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021	2,775	3,197,388
Morgan Stanley	3.125%	7/27/2026	7,134	7,232,685
Morgan Stanley	4.00%	7/23/2025	2,525	2,734,118
Morgan Stanley	7.25%	4/1/2032	523	729,395
Popular, Inc.	7.00%	7/1/2019	1,086	1,126,725
Santander UK Group Holdings plc (United Kingdom)†(d)	4.75%	9/15/2025	5,755	5,801,316
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029	4,504	5,719,805
UBS Group Funding Jersey Ltd. (Jersey)†(d)	4.125%	4/15/2026	7,197	7,615,103
Wells Fargo & Co.	4.10%	6/3/2026	5,215	5,672,741
Wells Fargo Bank NA	5.85%	2/1/2037	1,422	1,810,789
Total				120,400,200

Beverages 0.71%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	11,613	13,520,249
Central American Bottling Corp. (Guatemala)†(d)	6.75%	2/9/2022	4,671	4,869,518
JB y Cia SA de CV (Mexico)†(d)	3.75%	5/13/2025	1,900	1,972,916
Total				20,362,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Biotechnology Research & Production 0.33%

Amgen, Inc.	4.95%	10/1/2041	$975	$1,116,180
Amgen, Inc.	6.40%	2/1/2039	6,223	8,241,654
Total				9,357,834

Building Materials 0.33%

Standard Industries, Inc.†	5.50%	2/15/2023	1,758	1,874,468
Standard Industries, Inc.†	6.00%	10/15/2025	6,892	7,589,815
Total				9,464,283

Business Services 0.05%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	5.875%	8/12/2020	1,500	1,578,750

Chemicals 0.68%

Blue Cube Spinco, Inc.†	10.00%	10/15/2025	7,341	8,754,142
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	603	691,943
Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	2,400	2,496,000
Mexichem SAB de CV (Mexico)†(d)	4.875%	9/19/2022	1,364	1,498,190
Montell Finance Co. BV (Netherlands)†(d)	8.10%	3/15/2027	3,956	5,336,391
Valvoline, Inc.†	5.50%	7/15/2024	735	773,220
Total				19,549,886

Computer Hardware 0.68%

Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	2,750	2,877,188
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	3,682	3,946,651
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	1,867	2,025,027
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	2,521	2,936,143
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	7,284	7,800,326
Total				19,585,335

Containers 0.05%

Coveris Holdings SA (Luxembourg)†(d)	7.875%	11/1/2019	1,450	1,486,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified 0.11%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	$2,300	$2,423,625
KOC Holding AS (Turkey)†(d)	5.25%	3/15/2023	625	646,031
Total				3,069,656

Drugs 0.86%

AbbVie, Inc.	4.30%	5/14/2036	3,907	4,142,858
Actavis Funding SCS (Luxembourg)(d)	4.55%	3/15/2035	2,750	2,970,954
Express Scripts Holding Co.	4.80%	7/15/2046	3,455	3,680,332
Express Scripts Holding Co.	6.125%	11/15/2041	1,446	1,826,944
Forest Laboratories LLC†	5.00%	12/15/2021	6,978	7,845,903
Mylan NV†	3.95%	6/15/2026	4,016	4,149,363
Total				24,616,354

Electric: Power 1.02%

AES Gener SA (Chile)†(d)	5.00%	7/14/2025	400	415,680
Appalachian Power Co.	7.00%	4/1/2038	3,000	4,165,323
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	3,587	3,777,857
Dominion Resources, Inc.	7.00%	6/15/2038	1,707	2,391,270
Emera US Finance LP†	3.55%	6/15/2026	3,658	3,860,935
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,682,510
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,883,903
Massachusetts Electric Co.†	4.004%	8/15/2046	3,105	3,254,086
Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018	1,500	1,522,146
PPL Electric Utilities Corp.	5.20%	7/15/2041	1,340	1,706,096
Red Oak Power LLC	8.54%	11/30/2019	743	746,884
Total				29,406,690

Engineering & Contracting Services 0.11%

China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023	2,849	3,027,290

Entertainment 0.12%

CCM Merger, Inc.†	9.125%	5/1/2019	1,658	1,739,126
Eldorado Resorts, Inc.	7.00%	8/1/2023	665	704,900
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,005	1,012,709
Total				3,456,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services 1.01%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	$789	$789,566
Affiliated Managers Group, Inc.	4.25%	2/15/2024	758	800,533
Ally Financial, Inc.	8.00%	11/1/2031	1,822	2,291,165
International Lease Finance Corp.	5.875%	4/1/2019	8,844	9,562,575
Lazard Group LLC	6.85%	6/15/2017	379	393,569
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,265	2,293,313
Navient Corp.	6.625%	7/26/2021	1,187	1,227,061
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,694	3,855,613
OM Asset Management plc (United Kingdom)(d)	4.80%	7/27/2026	3,066	3,084,972
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,363	4,696,756
Total				28,995,123

Food 0.22%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	2,735	2,837,562
Gruma SAB de CV (Mexico)†(d)	4.875%	12/1/2024	1,100	1,230,625
Kraft Heinz Foods Co.	6.875%	1/26/2039	1,659	2,338,452
Total				6,406,639

Health Care Services 0.23%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	1,000	1,022,500
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	316	332,985
Aetna, Inc.	4.25%	6/15/2036	2,531	2,641,972
HCA, Inc.	7.50%	11/6/2033	880	968,000
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	396	360,855
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	627	675,592
Surgical Care Affiliates, Inc.†	6.00%	4/1/2023	587	619,285
Total				6,621,189

Household Equipment/Products 0.12%

Central Garden & Pet Co.	6.125%	11/15/2023	3,250	3,505,938

Insurance 0.58%

CNO Financial Group, Inc.	5.25%	5/30/2025	1,441	1,437,397
MGIC Investment Corp.	5.75%	8/15/2023	2,056	2,158,800
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	5,838	6,678,363
Trinity Acquistion plc (United Kingdom)(d)	4.40%	3/15/2026	3,450	3,639,816
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,872,625
Total				16,787,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investment Management Companies 0.03%

GrupoSura Finance SA†	5.50%	4/29/2026	$750	$812,813

Leisure 0.37%

Carnival plc (United Kingdom)(d)	7.875%	6/1/2027	3,957	5,078,224
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	4,590	5,565,375
Total				10,643,599

Lodging 0.44%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	735	761,644
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	3,250	3,389,776
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,220	1,229,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	6,938	7,224,192
Total				12,604,762

Machinery: Agricultural 0.07%

Reynolds American, Inc.	8.125%	5/1/2040	1,400	2,025,881

Machinery: Industrial/Specialty 0.07%

SPX FLOW, Inc.†	5.625%	8/15/2024	2,019	2,079,570

Manufacturing 0.23%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	3,480	3,323,400
Trinity Industries, Inc.	4.55%	10/1/2024	3,221	3,200,895
Total				6,524,295

Media 2.55%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,560	1,991,811
21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	4,990,701
Cablevision SA (Argentina)†(d)	6.50%	6/15/2021	350	365,750
Cablevision Systems Corp.	5.875%	9/15/2022	2,630	2,485,350
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,732	1,857,570
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	4,432	5,314,690
Comcast Corp.	6.95%	8/15/2037	3,199	4,724,395
Cox Communications, Inc.†	8.375%	3/1/2039	3,839	4,940,517
CSC Holdings LLC†	10.875%	10/15/2025	1,648	1,936,400
Discovery Communications LLC	6.35%	6/1/2040	3,281	3,484,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media (continued)

Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	4/11/2022	$3,825	$4,001,906
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(d)	5.307%	5/11/2022	3,550	3,629,875
Grupo Televisa SAB (Mexico)(d)	6.625%	1/15/2040	2,216	2,734,453
Myriad International Holdings BV (Netherlands)†(d)	5.50%	7/21/2025	2,500	2,650,000
SFR Group SA (France)†(d)	6.00%	5/15/2022	1,666	1,708,900
Time Warner Cable, Inc.	7.30%	7/1/2038	9,023	11,755,264
Time Warner, Inc.	7.625%	4/15/2031	3,204	4,524,269
Univision Communications, Inc.†	5.125%	2/15/2025	524	549,545
Univision Communications, Inc.†	8.50%	5/15/2021	1,776	1,847,944
Viacom, Inc.	4.85%	12/15/2034	285	288,607
Viacom, Inc.	6.875%	4/30/2036	3,034	3,557,620
VTR Finance BV (Netherlands)†(d)	6.875%	1/15/2024	3,890	4,093,058
Total				73,433,024

Metals & Minerals: Miscellaneous 1.17%

Aleris International, Inc.†	9.50%	4/1/2021	1,543	1,697,300
Barrick Gold Corp. (Canada)(d)	4.10%	5/1/2023	250	269,527
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036	1,711	1,981,456
Coeur Mining, Inc.	7.875%	2/1/2021	1,546	1,534,405
Corp. Nacional del Cobre de Chile (Chile)†(d)	4.50%	9/16/2025	7,800	8,258,671
Glencore Finance Canada Ltd. (Canada)†(d)	6.00%	11/15/2041	3,437	3,430,855
Glencore Funding LLC†	4.625%	4/29/2024	453	460,928
Goldcorp, Inc. (Canada)(d)	5.45%	6/9/2044	2,399	2,632,670
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(d)	6.625%	10/14/2022	3,260	3,675,601
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	3,704	3,842,900
New Gold, Inc. (Canada)†(d)	7.00%	4/15/2020	69	71,415
Teck Resources Ltd. (Canada)(d)	4.75%	1/15/2022	6,259	5,885,400
Total				33,741,128

Natural Gas 0.39%

Black Hills Gas LLC†	5.90%	4/1/2017	3,984	4,052,178
Dominion Gas Holdings LLC	4.60%	12/15/2044	4,920	5,365,270
GNL Quintero SA (Chile)†(d)	4.634%	7/31/2029	1,650	1,722,686
Total				11,140,134

Oil 2.14%

Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	2,537	9,768
Apache Corp.	6.00%	1/15/2037	2,213	2,551,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	$563	$579,890
CNOOC Finance 2012 Ltd. (Hong Kong)†(d)	3.875%	5/2/2022	8,360	8,973,047
Eni SpA (Italy)†(d)	5.70%	10/1/2040	10,550	11,262,009
Gazprom OAO via Gaz Capital SA (Luxembourg)†(d)	4.95%	2/6/2028	1,300	1,305,214
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	522	556,008
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	3,417	3,519,510
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,106,924
Kerr-McGee Corp.	7.875%	9/15/2031	2,702	3,280,452
LUKOIL International Finance BV (Netherlands)†(d)	4.563%	4/24/2023	2,970	3,072,115
LUKOIL International Finance BV (Netherlands)†(d)	6.656%	6/7/2022	500	571,080
MEG Energy Corp. (Canada)†(d)	6.375%	1/30/2023	289	226,865
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	2,753	2,229,930
Murphy Oil Corp.	6.875%	8/15/2024	611	639,729
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	1,730	35
PDC Energy, Inc.	7.75%	10/15/2022	2,871	3,028,905
Petrobras Global Finance BV (Netherlands)(d)	4.375%	5/20/2023	2,346	2,051,833
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	4,500	4,518,000
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,058	1,458,543
Sinopec Group Overseas Development 2013 Ltd.†	4.375%	10/17/2023	1,548	1,724,977
Tengizchevroil Finance Co. International Ltd.†	4.00%	8/15/2026	2,900	2,897,100
Valero Energy Corp.	10.50%	3/15/2039	1,753	2,727,731
YPF SA (Argentina)†(d)	8.50%	7/28/2025	3,147	3,385,857
Total				61,676,542

Oil: Crude Producers 1.81%

Enbridge Energy Partners LP	9.875%	3/1/2019	4,721	5,513,373
Energy Transfer Partners LP	6.125%	12/15/2045	770	829,718
Energy Transfer Partners LP	6.625%	10/15/2036	1,260	1,368,214
Energy Transfer Partners LP	7.50%	7/1/2038	4,526	5,342,920
Enterprise Products Operating LLC	7.55%	4/15/2038	2,773	3,701,534
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	2,266	2,387,804
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,338,373
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,900	2,144,676
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	405	481,649
Kinder Morgan, Inc.	7.75%	1/15/2032	5,466	6,614,784
Kinder Morgan, Inc.	7.80%	8/1/2031	1,138	1,396,557
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	3,240	3,560,971
Ruby Pipeline LLC†	6.00%	4/1/2022	3,557	3,690,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	$1,527	$1,924,371
Transportadora de Gas Internacional SA ESP (Colombia)†(d)	5.70%	3/20/2022	2,634	2,767,280
Williams Cos., Inc. (The)	8.75%	3/15/2032	4,986	6,182,640
Total				52,245,269

Oil: Integrated Domestic 0.60%

FTS International, Inc.†	8.153%#	6/15/2020	3,122	2,544,430
Halliburton Co.	6.70%	9/15/2038	613	794,605
Halliburton Co.	7.45%	9/15/2039	1,347	1,891,311
National Oilwell Varco, Inc.	2.60%	12/1/2022	1,820	1,716,127
Oceaneering International, Inc.	4.65%	11/15/2024	2,781	2,790,736
Trinidad Drilling Ltd. (Canada)†(d)	7.875%	1/15/2019	3,216	2,974,800
Weatherford International Ltd.	9.875%	3/1/2039	4,749	4,582,785
Total				17,294,794

Paper & Forest Products 0.42%

Georgia-Pacific LLC	8.875%	5/15/2031	7,478	11,948,019

Real Estate Investment Trusts 1.32%

CBRE Services, Inc.	5.25%	3/15/2025	568	613,928
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	3,912	4,097,820
EPR Properties	5.25%	7/15/2023	6,862	7,359,941
Equinix, Inc.	5.375%	4/1/2023	6,578	6,989,125
Equinix, Inc.	5.875%	1/15/2026	1,329	1,451,095
Kilroy Realty LP	6.625%	6/1/2020	517	593,077
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	1,245	1,353,938
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	665	696,830
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,853	2,985,607
PLA Administradora Industrial S de RL de CV (Mexico)†(d)	5.25%	11/10/2022	2,483	2,613,358
VEREIT Operating Partnership LP	3.00%	2/6/2019	9,042	9,153,036
Total				37,907,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail 0.38%

New Albertson’s, Inc.	7.45%	8/1/2029	$1,297	$1,284,030
Pacific Emerald Pte Ltd. (Singapore)(d)	9.75%	7/25/2018	775	819,562
PVH Corp.	7.75%	11/15/2023	2,290	2,644,950
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	3,034	2,738,185
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	3,252	3,543,734
Total				11,030,461

Retail: Specialty 0.04%

Revlon Escrow Corp.†	6.25%	8/1/2024	1,097	1,143,623

Savings & Loan 0.08%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	1,995	2,444,719

Technology 0.77%

Alibaba Group Holding Ltd. (China)(d)	3.60%	11/28/2024	5,900	6,206,711
Amazon.com, Inc.	4.80%	12/5/2034	10,162	12,242,629
Baidu, Inc. (China)(d)	3.50%	11/28/2022	200	211,320
Tencent Holdings Ltd. (China)†(d)	3.375%	5/2/2019	3,500	3,633,630
Total				22,294,290

Telecommunications 2.04%

AT&T, Inc.	6.00%	8/15/2040	9,767	11,939,620
AT&T, Inc.	6.50%	9/1/2037	5,375	7,012,117
Digicel Group Ltd. (Jamaica)†(d)	7.125%	4/1/2022	2,000	1,630,000
Digicel Ltd. (Jamaica)†(d)	6.75%	3/1/2023	1,077	988,148
Frontier Communications Corp.	7.625%	4/15/2024	1,445	1,365,525
Frontier Communications Corp.	9.25%	7/1/2021	5,522	5,998,272
Frontier Communications Corp.	11.00%	9/15/2025	2,289	2,480,704
GTH Finance BV (Netherlands)†(d)	7.25%	4/26/2023	750	810,787
Millicom International Cellular SA (Luxembourg)†(d)	4.75%	5/22/2020	2,500	2,538,125
MTN Mauritius Investment Ltd. (Mauritius)†(d)	4.755%	11/11/2024	1,865	1,822,553
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,894,689
T-Mobile USA, Inc.	6.00%	3/1/2023	6,396	6,804,001
T-Mobile USA, Inc.	6.542%	4/28/2020	2,766	2,859,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)

Verizon Communications, Inc.	4.40%	11/1/2034	$3,073	$3,277,963
Verizon Communications, Inc.	5.05%	3/15/2034	2,289	2,617,833
Verizon Communications, Inc.	5.85%	9/15/2035	2,272	2,847,557
Verizon Communications, Inc.	6.40%	9/15/2033	1,500	1,965,459
Total				58,852,705

Transportation: Miscellaneous 0.12%

Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035	200	225,000
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	3,193	3,304,755
Total				3,529,755

Utilities 0.18%

Aquarion Co.†	4.00%	8/15/2024	4,791	5,071,302

Utilities: Electrical 0.15%

Tennessee Valley Authority	3.50%	12/15/2042	3,740	4,181,301
Total Corporate Bonds (cost $762,635,296)				792,721,372

FLOATING RATE LOANS(e) 0.22%

Electrical Equipment 0.01%

MKS Instruments, Inc. 2016 Term Loan B	4.25%	5/1/2023	200	202,451

Food 0.05%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	1,357	1,351,348

Gaming 0.06%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	1,693	1,699,924

Oil 0.04%

Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	1,250	1,293,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Retail 0.06%

J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021		$2,388	$1,899,484
Total Floating Rate Loans (cost $6,401,122)					6,446,438

FOREIGN BONDS(c) 0.08%

Brazil 0.02%

BRF SA†	7.75%	5/22/2018	BRL	2,500	709,348

Mexico 0.06%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,726,264
Total Foreign Bonds (cost $3,748,146)					2,435,612

FOREIGN GOVERNMENT OBLIGATIONS 3.07%

Argentina 0.24%

Provincia de Mendoza†(d)	8.375%	5/19/2024		$2,850	3,006,750
Provincia of Neuquen†(d)	8.625%	5/12/2028		1,500	1,620,000
Republic of Argentina†(d)	7.625%	4/22/2046		150	169,875
Republic of Argentina(d)	8.28%	12/31/2033		1,901	2,191,091
Total					6,987,716

Bahamas 0.08%

Commonwealth of Bahamas†(d)	6.95%	11/20/2029		1,943	2,268,452

Bermuda 0.10%

Government of Bermuda†	5.603%	7/20/2020		2,646	2,963,520

Brazil 0.14%

Federal Republic of Brazil(d)	4.25%	1/7/2025		1,000	1,001,250
Federal Republic of Brazil(d)	5.00%	1/27/2045		1,000	935,000
Federal Republic of Brazil†(d)	5.333%	2/15/2028		2,000	1,940,000
Total					3,876,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Cayman Islands 0.03%

Cayman Islands Government†	5.95%	11/24/2019	$800	$908,000

Chile 0.08%

Republic of Chile(d)	3.125%	3/27/2025	713	770,931
Republic of Chile(d)	3.125%	1/21/2026	1,540	1,659,350
Total				2,430,281

Dominican Republic 0.08%

Dominican Republic†(d)	6.85%	1/27/2045	1,550	1,767,000
Dominican Republic†(d)	9.04%	1/23/2018	471	496,281
Total				2,263,281

El Salvador 0.05%

Republic of EI Salvador†(d)	6.375%	1/18/2027	1,514	1,551,850

Ethiopia 0.03%

Republic of Ethiopia†(d)	6.625%	12/11/2024	800	784,000

Honduras 0.12%

Honduras Government†(d)	7.50%	3/15/2024	3,100	3,503,000

Hungary 0.12%

Republic of Hungary(d)	5.375%	3/25/2024	2,946	3,382,450

Indonesia 0.17%

Perusahaan Penerbit SBSN†(d)	4.00%	11/21/2018	1,700	1,776,500
Perusahaan Penerbit SBSN†(d)	4.325%	5/28/2025	2,275	2,427,744
Republic of Indonesia†(d)	5.875%	1/15/2024	670	794,012
Total				4,998,256

Ivory Coast 0.03%

Ivory Coast Bond†(d)	6.375%	3/3/2028	775	811,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Latvia 0.08%

Republic of Latvia†(d)	5.25%	6/16/2021	$2,047	$2,377,611

Lithuania 0.17%

Republic of Lithuania†(d)	7.375%	2/11/2020	4,078	4,837,527

Mexico 0.46%

United Mexican States(d)	4.00%	10/2/2023	12,221	13,305,614

Panama 0.04%

Republic of Panama(d)	4.00%	9/22/2024	348	383,670
Republic of Panama(d)	6.70%	1/26/2036	600	838,500
Total				1,222,170

Paraguay 0.19%

Republic of Paraguay†(d)	4.625%	1/25/2023	3,150	3,378,375
Republic of Paraguay†(d)	5.00%	4/15/2026	600	657,000
Republic of Paraguay†(d)	6.10%	8/11/2044	1,170	1,351,350
Total				5,386,725

Peru 0.04%

Republic of Peru(d)	4.125%	8/25/2027	942	1,073,880

Qatar 0.09%

State of Qatar†(d)	3.25%	6/2/2026	2,600	2,664,415

Romania 0.02%

Republic of Romania†(d)	6.125%	1/22/2044	320	431,579

Russia 0.21%

Russia Eurobonds†(d)	4.875%	9/16/2023	5,500	6,025,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Sri Lanka 0.08%

Republic of Sri Lanka†(d)	6.25%	7/27/2021	$1,000	$1,058,768
Republic of Sri Lanka†(d)	6.85%	11/3/2025	1,100	1,185,218
Total				2,243,986

Trinidad And Tobago 0.07%

Republic of Trinidad & Tobago†(d)	4.375%	1/16/2024	1,830	1,921,500

Turkey 0.30%

Republic of Turkey(d)	3.25%	3/23/2023	1,350	1,285,882
Republic of Turkey(d)	5.625%	3/30/2021	4,265	4,584,990
Republic of Turkey(d)	5.75%	3/22/2024	2,625	2,860,922
Total				8,731,794

Uruguay 0.05%

Republic of Uruguay PIK(d)	7.875%	1/15/2033	968	1,398,760
Total Foreign Government Obligations (cost $84,368,737)				88,350,383

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.76%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.345%#	2/25/2032	18,182	3,206,805
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	401	401,118
Government National Mortgage Assoc. 2015-47 AE	2.90%	11/16/2055	9,152	9,368,740
Government National Mortgage Assoc. 2015-48 AS	2.90%	2/16/2049	6,673	6,867,538
Government National Mortgage Assoc. 2015-73 AC	2.90%	2/16/2053	1,827	1,883,658
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $21,632,207)				21,727,859

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 20.51%
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	18,935	20,156,901
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	8,469	9,301,049
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	2,873	3,061,008
Federal National Mortgage Assoc. (f)	3.00%	TBA	204,420	212,657,245
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 4/1/2046	126,599	134,731,176
Federal National Mortgage Assoc.(f)	3.50%	TBA	33,420	35,220,243
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 11/1/2044	23,943	25,868,401
Federal National Mortgage Assoc.(f)	4.00%	TBA	60,480	64,793,925
Federal National Mortgage Assoc.(f)	4.50%	TBA	69,298	75,708,069
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 4/1/2036	7,899	8,965,289
Total Government Sponsored Enterprises Pass-Throughs (cost $586,755,411)				590,463,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 0.27%

Miscellaneous
Municipal Elec Auth of Georgia	7.055%		4/1/2057	$1,900	$2,407,737
North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,465,151
Pennsylvania	5.35%		5/1/2030	1,600	1,791,248
Total Municipal Bonds (cost $7,121,991)					7,664,136

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.79%

Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.512	%#	9/15/2048	546	580,008
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.338	%#	10/10/2047	50,626	838,584
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	5,658,325
Citigroup Commercial Mortgage Trust 2016-P3 C	4.998	%#	4/15/2049	1,600	1,768,611
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#	4/15/2049	1,297	949,400
Citigroup Commercial Mortgage Trust 2016-P4 C	4.134	%#	7/10/2049	3,197	3,206,972
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.431	%#	8/10/2047	5,421	343,281
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.801	%#	10/10/2053	1,750	1,852,648
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.801	%#	10/10/2053	3,663	3,079,922
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.591	%#	7/10/2050	1,140	1,218,413
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.591	%#	7/10/2050	2,684	2,516,404
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	1,600	1,399,698
DBWF Mortgage Trust 2015-LCM D†	3.535	%#	6/10/2034	1,620	1,546,131
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#	12/15/2034	1,732	1,744,766
GS Mortgage Securities Trust 2014-GC26 D†	4.661	%#	11/10/2047	755	626,746
GS Mortgage Securities Trust 2015-GC32 C	4.559	%#	7/10/2048	1,230	1,292,577
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723	%#	8/5/2034	19,156	894,681
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,405,532
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#	8/5/2034	3,741	3,618,943
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665	%#	8/5/2034	22,024	659,509
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.395	%#	4/15/2047	5,611	223,004
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.435	%#	4/15/2047	1,595	35,285
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07	%#	1/15/2048	561	457,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.456%#	7/15/2048	$978	$919,171
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	365	359,031
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	387	380,715
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	1,080	909,585
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	6,289	6,303,281
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	647	637,033
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	1/5/2043	695	741,680
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	1/5/2043	450	487,972
UBS-BAMLL Trust 2012-WRM E†	4.379%#	6/10/2030	3,905	3,771,101
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%#	3/18/2028	2,405	2,322,748
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.432%#	7/15/2046	5,195	4,901,713
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.274%#	5/15/2048	7,460	5,822,655
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	7/15/2048	5,630	5,802,638
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.045%#	1/15/2059	2,748	2,176,669
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.345%#	5/15/2047	11,085	657,796
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733%#	5/15/2047	2,205	92,029
WF-RBS Commercial Mortgage Trust 2014-C23 C	3.994%#	10/15/2057	608	616,726
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.841%#	10/15/2057	68,880	2,587,877
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	10/15/2057	100,000	1,996,750
Total Non-Agency Commercial Mortgage-Backed Securities (cost $77,532,282)				80,404,414

U.S. TREASURY OBLIGATIONS 28.08%

U.S. Treasury Bond	2.50%	5/15/2046	84,980	89,946,061
U.S. Treasury Bond	3.00%	5/15/2045	31,142	36,264,018
U.S. Treasury Note	0.875%	10/15/2017	31,019	31,081,131
U.S. Treasury Note	1.125%	8/31/2021	199,457	198,927,242
U.S. Treasury Note	1.25%	11/15/2018	161,895	163,327,447
U.S. Treasury Note	1.25%	3/31/2021	47,985	48,150,884
U.S. Treasury Note	1.375%	6/30/2018	76,127	76,922,451
U.S. Treasury Note	1.375%	5/31/2021	59,347	59,887,177
U.S. Treasury Note	1.50%	8/15/2026	49,112	48,801,219
U.S. Treasury Note	1.75%	10/31/2020	19,347	19,831,817
U.S. Treasury Note	2.625%	11/15/2020	33,059	35,065,152
Total U.S. Treasury Obligations (cost $801,758,514)				808,204,599
Total Long-Term Investments (cost $3,016,667,404)				3,064,084,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 8.72%

ASSET-BACKED SECURITY 0.08%

Other

Ascentium Equipment Receivables Trust 2016-1A A1†
(cost $2,283,193)	0.95%	4/10/2017	$2,283	$2,283,272

COMMERCIAL PAPER 0.23%

Chemicals 0.14%

Albemarle Corp.	Zero Coupon	9/14/2016	2,000	1,999,061
Potash Corp. of Saskatchewan, Inc.	Zero Coupon	10/3/2016	2,000	1,998,436
Total				3,997,497

Oil: Integrated Domestic 0.09%

Schlumberger Holdings Corp.	Zero Coupon	9/20/2016	2,500	2,498,746
Total Commercial Paper (cost $6,496,243)				6,496,243

U.S. TREASURY OBLIGATIONS 4.51%

U.S. Treasury Note	1.00%	9/30/2016	40,553	40,576,886
U.S. Treasury Note	0.875%	9/15/2016	89,119	89,139,943
Total U.S. Treasury Obligations (cost $129,709,309)				129,716,829

REPURCHASE AGREEMENT 3.90%

Repurchase Agreement dated 8/31/2016, 0.03% due 9/1/2016 with Fixed Income Clearing Corp. collateralized by $25,000,000 of Federal Home Loan Bank. at 1.25% due 6/8/2018; $58,045,000 of Federal Home Loan Mortgage Corp. at 1.06% due 6/22/2018 and $30,160,000 of U.S. Treasury Note at 2.75% due 2/28/2018; value: $114,401,106; proceeds: $112,155,548
(cost $112,155,455)			112,155	112,155,455
Total Short-Term Investments (cost $250,644,200)				250,651,799
Total Investments in Securities 115.16% (cost $3,267,311,604)				3,314,736,268
Liabilities in Excess of Other Assets(g) (15.16%)				(436,352,967)
Net Assets 100.00%				$2,878,383,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

BRL	Brazilian real.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2016.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted (non-income producing security).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2016.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	State Street Bank and Trust	11/14/2016	2,690,000	$822,379	$815,221	$7,158
Mexican peso	Sell	J.P. Morgan	11/14/2016	31,600,000	1,706,393	1,668,700	37,693
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$44,851

Open Futures Contracts at August 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2016	439	Short	$(57,474,703)	$26,676

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2016	1,373	Long	$166,476,250	$(174,041)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Credit Cards	$—	$86,016,797	$3,350,597	(4)(5)	$89,367,394
Other	—	197,578,598	12,905,000	(4)(5)	210,483,598
Remaining Industries	—	368,008,016	—		368,008,016
Common Stock	21,778	—	—		21,778
Convertible Bonds	—	—	68,836	(6)	68,836
Corporate Bonds	—	792,721,372	—		792,721,372
Floating Rate Loans	—	6,446,438	—		6,446,438
Foreign Bonds	—	2,435,612	—		2,435,612
Foreign Government Obligations	—	88,350,383	—		88,350,383
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	21,727,859	—		21,727,859
Government Sponsored Enterprises Pass-Throughs	—	590,463,306	—		590,463,306
Municipal Bonds	—	7,664,136	—		7,664,136
Non-Agency Commercial Mortgage-Backed Securities	—	80,404,414	—		80,404,414
U.S. Treasury Obligations	—	937,921,428	—		937,921,428
Commercial Paper	—	6,496,243	—		6,496,243
Repurchase Agreement	—	112,155,455	—		112,155,455
Total	$21,778	$3,298,390,057	$16,324,433		$3,314,736,268

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$44,851	$—		$44,851
Liabilities	—	—	—		—
Futures Contracts
Assets	26,676	—	—		26,676
Liabilities	(174,041)	—	—		(174,041)
Total	$(147,365)	$44,851	$—		$(102,514)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2016.
(4)

Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

(5)	Asset-Backed Securities categorized as Level 3 investment includes Synchrony Credit Card Master Note Trust 2016-2 B, Ballyrock CLO Ltd. 2016-1A A and KKR CLO Ltd. 15-A1A.
(6)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds
Balance as of December 1, 2015	$2,409,066	$68,836
Accrued discounts/premiums	(280)	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(3,833)	—
Purchases	16,259,710	—
Sales	—	—
Net transfers in or out of Level 3	(2,409,066)	—
Balance as of August 31, 2016	$16,255,597	$68,836

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund and Multi-Asset Growth Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(g)	TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(j)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2016, the following Fund had unfunded loan commitments:

Security Name	Inflation Focused Fund
Lam Research Corporation 3 Year Tranche Loan	$444,937
Lam Research Corporation 5 Year Tranche Loan	373,748

(m)	Inflation-Linked Derivatives-Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(n)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Core Plus Bond Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indicies, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Notes to Schedule of Investments (unaudited)(continued)

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(o)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of August 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$526,071,084	$1,410,319,999	$11,969,445
Gross unrealized gain	42,099,585	14,602,157	356,716
Gross unrealized loss	(7,275,124)	(1,654,479)	(12,897)
Net unrealized security gain	$34,824,461	$12,947,678	$343,819

Notes to Schedule of Investments (unaudited)(continued)

	Diversified Equity Strategy Fund	Floating Rate Fund	High Yield Fund
Tax cost	$252,869,871	$7,690,065,131	$5,551,854,679
Gross unrealized gain	15,473,804	101,545,049	295,420,948
Gross unrealized loss	(6,813,454)	(69,563,280)	(89,563,971)
Net unrealized security gain	$8,660,350	$31,981,769	$205,856,977

	Income Fund	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund
Tax cost	$1,825,905,397	$696,264,375	$2,028,829,604
Gross unrealized gain	50,833,553	5,558,152	78,533,585
Gross unrealized loss	(21,123,716)	(24,466,101)	(121,499,564)
Net unrealized security gain (loss)	$29,709,837	$(18,907,949)	$(42,965,979)

	Multi-Asset Growth Fund	Multi-Asset Income Fund	Short Duration Income Fund
Tax cost	$1,132,229,938	$1,954,301,017	$37,364,372,528
Gross unrealized gain	52,975,937	10,005,732	364,134,656
Gross unrealized loss	(66,737,943)	(116,450,925)	(1,036,133,517)
Net unrealized security loss	$(13,762,006)	$(106,445,193)	$(671,998,861)

	Total Return Fund
Tax cost	$3,278,999,416
Gross unrealized gain	48,854,659
Gross unrealized loss	(13,117,807)
Net unrealized security gain	$35,736,852

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended August 31, 2016 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index futures contracts for the period ended August 31, 2016 (as described in note 2(e)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(continued)

Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended August 31, 2016 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended August 31, 2016 (as described in note 2(m)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the period ended August 31, 2016 (as described in note 2(n)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the period then ended August 31, 2016 (as described in note 2(n)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of August 31, 2016, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Core Fixed Income Fund
Liability Derivatives	Interest Rate Contracts
Futures Contracts	$40,483

Notes to Schedule of Investments (unaudited)(continued)

	Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Credit Default Swaps	$—	$31,255
Futures Contracts	$1,291	$—
Liability Derivatives
Credit Default Swaps	$—	$90,498
Futures Contracts	$2,139	$—

	Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$166,192
Futures Contracts	$29,046	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$4,950
Futures Contracts	$25,069	$—

Notes to Schedule of Investments (unaudited)(continued)

	High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps	$—	$—	$281,052
Forward Foreign Currency Exchange Contracts	$—	$343,724	$—
Futures Contracts	$56,025	$—	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$196,314	$—
Futures Contracts	$665,476	$—	$—

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps	$—	$—	$252,561
Forward Foreign Currency Exchange Contracts	$—	$3,409,565	$—
Futures Contracts	$197,496	$—	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$1,449,854	$—
Futures Contracts	$419,018	$—	$—

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
CPI Swaps	$—	$—	$—	$15,582,863
Forward Foreign Currency Exchange Contracts	$—	$519	$—	$—
Futures Contracts	$111,553	$—	$—	$—
Liability Derivatives
CPI Swaps	$—	$—	$—	$147,304,548
Credit Default Swaps	$—	$—	$3,031	$—
Futures Contracts	$51,208	$—	$—	$—

	Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—	$—	$206,897
Forward Foreign Currency Exchange Contracts	$—	$—	$307,557	$—
Futures Contracts	$438,495	$4,739	$—	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$—	$208,252	$—

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Growth Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—	$—	$116,678
Forward Foreign Currency Exchange Contracts	$—	$—	$192,115	$—
Futures Contracts	$248,871	$6,016	$—	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$—	$121,422	$—

	Multi-Asset Income Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—	$—	$193,017
Forward Foreign Currency Exchange Contracts	$—	$—	$285,098	$—
Futures Contracts	$419,901	$5,408	$—	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$—	$186,873	$—

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$25,003	$—
Futures Contracts	$6,980,351	$—	$—
Liability Derivatives
Credit Default Swaps	$—	$—	$101,200
Futures Contracts	$1,790,810	$—	$—

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$44,851
Futures Contracts	$26,676	$—
Liability Derivatives
Futures Contracts	$174,041	$—

Notes to Schedule of Investments (unaudited)(continued)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended August 31, 2016:

Diversified Equity Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2016	Fair Value at 8/31/2016	Net Realized Gain 12/1/2015 to 8/31/2016		Dividend Income 12/1/2015 to 8/31/2016
Lord Abbett Affiliated Fund, Inc.-Class I	3,767,325	144,933	(500,998)	3,411,260	$52,328,722	$2,552,111		$1,056,418
Lord Abbett Developing Growth Fund, Inc.-Class I	619,969	60,843	(58,309)	622,503	13,091,248	660,823		—
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3,412,032	—	(325,603)	3,086,429	39,506,292	973,748		—
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,783,493	48,286	(126,026)	1,705,753	39,232,323	1,256,523		—
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,735,255	236,028	(137,505)	1,833,778	39,114,474	3,964,170	(a)	—
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,590,240	136,519	(154,946)	2,571,813	31,401,838	433,488		511,934
Lord Abbett Securities Trust-International Opportunities Fund-Class I	1,256,785	65,741	(83,605)	1,238,921	20,603,254	1,194,670	(b)	174,679
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	1,453,390	2,544	(155,039)	1,300,895	26,252,069	1,530,179		—
Total					$261,530,220	$12,565,712		$1,743,031

(a)	Includes $4,406,854 of distributed capital gains.
(b)	Includes $756,279 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2016	Fair Value at 8/31/2016	Net Realized Gain (Loss) 12/1/2015 to 8/31/2016	Dividend Income 12/1/2015 to 8/31/2016
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	11,074,939	328,847	(1,027,939)	10,375,847	$204,611,710	$2,061,078	$—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	14,180,045	1,592,222	(3,234,149)	12,538,118	254,147,646	3,293,225	—
Lord Abbett Investment Trust-Convertible Fund-Class I	19,586,686	664,746	(2,767,362)	17,484,070	199,668,084	1,094,033	7,019,526
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	7,659,403	260,071	(4,574,975)	3,344,499	37,491,838	1,658,265 (a)	1,346,486
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	35,934,980	7,253,671	(10,109,644)	33,079,007	176,311,107	(11,027,868)	4,192,028
Lord Abbett Investment Trust-High Yield Fund - Class I	67,902,973	9,374,621	(10,434,831)	66,842,763	500,652,297	(4,778,766)	22,862,557
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	3,418,176	—	3,418,176	40,095,205	—	195,074
Lord Abbett Securities Trust-International Core Equity Fund-Class I	—	935,106	(189,977)	745,129	9,098,025	166,962	—
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	49,688,475	1,811,011	(11,646,248)	39,853,238	272,596,147	(13,366,341)	9,715,556
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	9,547,063	915,743	(1,107,812)	9,354,994	252,771,943	11,182,029	2,493,789
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	22,437,988	20,030,091	(37,758,325)	4,709,754	20,487,430	(1,756,302)	2,163,870
Total					$1,967,931,432	$(11,473,685)	$49,988,886

(a)	Includes $168,035 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2016	Fair Value at 8/31/2016	Net Realized Gain (Loss) 12/1/2015 to 8/31/2016	Dividend Income 12/1/2015 to 8/31/2016
Lord Abbett Affiliated Fund, Inc.-Class I	2,858,812	1,448,528	(634,137)	3,673,203	$56,346,931	$(994,911)	$889,877
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7,269,790	—	(1,428,287)	5,841,503	115,194,436	343,247	—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10,802,391	623,483	(1,638,515)	9,787,359	198,389,759	1,619,707	—
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3,500,619	263,101	(2,314,620)	1,449,100	16,244,413	679,208 (a)	659,144
Lord Abbett Investment Trust-High Yield Fund-Class I	39,486,925	4,118,884	(5,800,354)	37,805,455	283,162,860	(3,098,228)	13,069,423
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	1,928,474	—	1,928,474	22,620,994	—	110,062
Lord Abbett Securities Trust-International Core Equity Fund-Class I	—	560,520	(87,422)	473,098	5,776,531	32,346	—
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	36,354,126	1,762,811	(7,767,577)	30,349,360	207,589,619	(10,982,429)	7,218,259
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7,974,265	243,707	(876,551)	7,341,421	198,365,208	8,512,601	2,081,991
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	9,482,732	5,892,043	(14,170,753)	1,204,022	5,237,496	(687,917)	774,189
Total					$1,108,928,247	$(4,576,376)	$24,802,945

(a)	Includes $79,097 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2016	Fair Value at 8/31/2016	Net Realized Gain (Loss) 12/1/2015 to 8/31/2016	Dividend Income 12/1/2015 to 8/31/2016
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5,370,589	1,944,525	(2,653,243)	4,661,871	$94,496,120	$(11,545,556)	$—
Lord Abbett Investment Trust-Convertible Fund-Class I	20,039,313	661,024	(4,583,170)	16,117,167	184,058,044	(10,171,401)	7,044,776
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	7,344,648	119,353	(5,278,275)	2,185,726	24,501,988	904,595 (a)	1,156,033
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	39,780,715	3,562,429	(12,136,773)	31,206,371	166,329,958	(14,569,076)	4,271,166
Lord Abbett Investment Trust-High Yield Fund-Class I	104,719,451	9,829,329	(27,671,627)	86,877,153	650,709,877	(25,935,480)	31,753,666
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	3,208,291	—	3,208,291	37,633,250	—	183,165
Lord Abbett Securities Trust-International Core Equity Fund-Class I	—	856,855	(175,767)	681,088	8,316,082	108,412	—
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	35,383,579	1,278,781	(13,594,692)	23,067,668	157,782,847	(37,195,391)	5,947,318
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,114,547	895,895	(509,069)	3,501,373	94,607,100	1,937,052	814,467
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	126,992,872	21,961,752	(54,449,776)	94,504,848	411,096,090	(12,424,362)	14,786,310
Total					$1,829,531,356	$(108,891,207)	$65,956,901

(a)	Includes $155,274 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of August 31, 2016, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	20.01%
Lord Abbett Developing Growth Fund, Inc. - Class I	5.00%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	15.10%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	15.00%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	14.96%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	12.01%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	7.88%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.04%

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	10.40%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.91%
Lord Abbett Investment Trust - Convertible Fund - Class I	10.15%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	1.91%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	8.96%
Lord Abbett Investment Trust - High Yield Fund - Class I	25.44%
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	2.04%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	0.46%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	13.85%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	12.84%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1.04%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	5.08%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	10.39%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	17.89%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	1.47%
Lord Abbett Investment Trust - High Yield Fund - Class I	25.53%
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	2.04%
Lord Abbett Securities Trust - International Core Equity Fund Class I	0.52%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	18.72%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	17.89%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	0.47%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	5.17%
Lord Abbett Investment Trust - Convertible Fund - Class I	10.06%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	1.34%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	9.09%
Lord Abbett Investment Trust - High Yield Fund - Class I	35.57%
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	2.06%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	0.45%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	8.62%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	5.17%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	22.47%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.35%
Chevron Corp.	3.35%
Pfizer, Inc.	3.35%
Intel Corp.	2.52%
QUALCOMM, Inc	2.05%
International Business Machines Corp.	1.68%
United Technologies Corp.	1.66%
Fifth Third Bancorp	1.64%
Boeing Co. (The)	1.64%
Ford Motor Co.	1.62%

Holding by Sector*	% of Investments
Consumer Discretionary	9.53%
Consumer Staples	10.08%
Energy	8.93%
Financials	18.09%
Health Care	9.25%
Industrials	11.89%
Information Technology	12.74%
Materials	5.15%
Real Estate	5.09%
Telecommunication Services	2.77%
Utilities	6.07%
Repurchase Agreement	0.41%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	3.71%
Pfizer, Inc.	3.31%
JPMorgan Chase & Co.	3.23%
Citigroup, Inc.	2.85%
General Electric Co.	2.69%
AT&T, Inc.	2.64%
Exxon Mobil Corp.	2.59%
Cisco Systems, Inc.	2.50%
Johnson & Johnson	2.35%
Procter & Gamble Co. (The)	1.96%

Holding by Sector*	% of Investments
Consumer Discretionary	5.37%
Consumer Staples	8.71%
Energy	12.65%
Financials	23.02%
Health Care	11.27%
Industrials	9.15%
Information Technology	10.55%
Materials	3.16%
Real Estate	5.38%
Telecommunication Services	4.00%
Utilities	6.05%
Repurchase Agreement	0.69%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Fifth Third Bancorp	2.10%
Invesco Ltd.	1.99%
M&T Bank Corp.	1.94%
Citizens Financial Group, Inc.	1.94%
Whirlpool Corp.	1.86%
Edison International	1.82%
XL Group Ltd.	1.76%
ON Semiconductor Corp.	1.64%
Mallinckrodt plc	1.59%
Huntsman Corp.	1.53%

Holding by Sector*	% of Investments
Consumer Discretionary	9.25%
Consumer Staples	2.88%
Energy	9.40%
Financials	18.51%
Health Care	4.58%
Industrials	11.42%
Information Technology	9.22%
Materials	6.15%
Real Estate	15.65%
Telecommunication Services	1.22%
Utilities	11.49%
Repurchase Agreement	0.23%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Restoration Hardware Holdings, Inc., Zero Coupon, 7/15/2020	4.01%
Intel Corp., 3.25%, 8/1/2039	2.78%
Chesapeake Energy Corp., 2.50%, 5/15/2037	2.77%
Wells Fargo & Co., 7.50%	2.75%
Tesla Motors, Inc., 0.25%, 3/1/2019	2.74%
NVIDIA Corp., 1.00%, 12/1/2018	2.65%
Allergan plc, 5.00%, 3/1/2018	2.39%
Priceline Group, Inc. (The), 0.350%, 6/15/2020	2.11%
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/2018	2.03%
Gold Exchangeable Ltd., 5.875%, 5/13/2019	1.84%

Holding by Sector*	% of Investments
Consumer Discretionary	7.31%
Consumer Staples	2.53%
Energy	10.46%
Financials	8.35%
Healthcare	17.48%
Industrials	7.63%
Materials	5.22%
Media	3.14%
Technology	27.35%
Telecommunications	5.19%
Utilities	2.48%
Repurchase Agreement	2.86%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 11/15/2018	9.18%
U.S. Treasury Note, 1.125%, 8/31/2021	7.43%
Federal National Mortgage Assoc., 3.00%, TBA	5.10%
U.S. Treasury Bonds, 2.50%, 5/15/2046	4.10%
Federal National Mortgage Assoc., 4.50%, TBA	2.73%
U.S. Treasury Note, 1.375%, 5/31/2021	2.65%
Federal National Mortgage Assoc., 3.00%, TBA	2.64%
U.S. Treasury Note, 1.375%, 6/30/2018	2.30%
U.S. Treasury Note, 0.875%, 9/15/2016	2.30%
U.S. Treasury Note, 1.50%, 8/15/2026	2.21%

Holding by Sector*	% of Investments
Auto	0.45%
Basic Industry	0.17%
Consumer Cyclicals	0.29%
Consumer Services	1.65%
Consumer Staples	0.46%
Energy	2.80%
Financial Services	27.28%
Foreign Government	1.29%
Health Care	0.84%
Integrated Oils	0.38%
Materials and Processing	0.73%
Municipal	0.57%
Producer Durables	0.28%
Technology	1.17%
Telecommunications	0.94%
U.S. Government	57.09%
Utilities	1.16%
Repurchase Agreement	2.45%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Veeva Systems, Inc.Class A	2.07%
Beacon Roofing Supply, Inc.	2.02%
ZELTIQ Aesthetics, Inc.	1.95%
Paycom Software, Inc.	1.85%
GrubHub, Inc.	1.82%
Wix.com Ltd.	1.81%
Dave & Buster’s Entertainment, Inc.	1.77%
Cirrus Logic, Inc.	1.75%
Nevro Corp.	1.62%
Ellie Mae, Inc.	1.59%

Holding by Sector*	% of Investments
Consumer Discretionary	13.62%
Consumer Staples	2.45%
Energy	0.96%
Financials	2.88%
Health Care	26.14%
Industrials	12.18%
Information Technology	38.47%
Materials	1.08%
Real Estate	0.54%
Telecommunication Services	0.37%
Utilities	0.93%
Repurchase Agreement	0.38%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Brazil Letras do Tesouro Nacional, Zero Coupon, 7/1/2017	1.83%
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.6077%, 9/15/2027	0.87%
Spire, Inc., 1.567%, 8/15/2017	0.84%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.4642%, 10/15/2044	0.82%
Martin Marietta Materials, Inc., 1.7311%, 6/30/2017	0.82%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 3/15/2022	0.73%
Canadian Natural Resources Ltd., 5.70%, 5/15/2017	0.72%
Hewlett Packard Enterprise Co., 2.45, 10/5/2017	0.71%
Volkswagen International Finance NV, 1.60%, 11/20/2017	0.70%
Federal National Mortgage Assoc., 3.50%, 11/1/2040	0.69%

Holding by Sector*	% of Investments
Asset Backed	12.32%
Automotive	2.85%
Banking	8.42%
Basic Industry	4.10%
Capital Goods	1.28%
Consumer Goods	1.42%
Energy	11.73%
Financial Services	3.00%
Foreign Government	1.83%
Healthcare	3.78%
Insurance	0.74%
Leisure	1.82%
Media	3.05%
Mortgage Backed	20.79%
Municipal	0.18%
Real Estate	4.51%
Retail	0.47%
Services	0.79%
Technology & Electronics	4.76%
Telecommunications	1.43%
Transportation	1.01%
U.S. Government	6.27%
Utility	3.45%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.63%
General Electric Co.	3.79%
Pfizer, Inc.	3.78%
Exxon Mobil Corp.	3.75%
Johnson & Johnson	3.48%
Occidental Petroleum Corp.	3.28%
Chubb Ltd.	3.28%
Citizens Financial Group, Inc.	2.84%
Intel Corp.	2.83%
General Dynamics Corp.	2.54%

Holding by Sector*	% of Investments
Consumer Discretionary	6.81%
Consumer Staples	7.13%
Energy	13.01%
Financials	23.38%
Health Care	13.06%
Industrials	11.75%
Information Technology	11.22%
Materials	3.07%
Real Estate	2.45%
Telecommunication Services	3.01%
Utilities	3.97%
Repurchase Agreement	1.14%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Facebook, Inc. Class A	5.82%
Amazon.com, Inc.	5.06%
Alphabet, Inc. Class A	4.90%
Microsoft Corp.	3.56%
Visa, Inc. Class A	2.65%
Intuitive Surgical, Inc.	2.44%
Apple, Inc.	2.03%
Veeva Systems, Inc. Class A	1.79%
Comcast Corp. Class A	1.61%
NVIDIA Corp.	1.59%

Holding by Sector*	% of Investments
Consumer Discretionary	15.16%
Consumer Staples	7.08%
Financials	3.54%
Health Care	19.73%
Industrials	9.68%
Information Technology	40.51%
Materials	0.88%
Real Estate	0.99%
Telecommunication Services	0.95%
Repurchase Agreement	1.48%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Electronic Arts, Inc.	2.17%
Moody’s Corp.	1.91%
Zoetis, Inc.	1.87%
Illumina, Inc.	1.85%
MSCI, Inc.	1.75%
Dollar Tree, Inc.	1.72%
Dollar General Corp.	1.72%
ServiceNow, Inc.	1.61%
Microchip Technology, Inc.	1.54%
Tractor Supply Co.	1.53%

Holding by Sector*	% of Investments
Consumer Discretionary	25.69%
Consumer Staples	6.38%
Financials	6.44%
Health Care	19.21%
Industrials	15.78%
Information Technology	20.09%
Materials	5.28%
Real Estate	0.80%
Repurchase Agreement	0.33%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	1.42%
Teck Resources Ltd., 4.75%, 1/15/2022	0.50%
ArcelorMittal, 6.125%,6/1/2025	0.75%
Navient Corp., 5.875%, 3/25/2021	0.68%
Equinix, Inc., 5.8755, 1/15/2026	0.58%
Frontier Communications Corp., 10.50%, 9/15/2022	0.53%
T-Mobile USA, Inc., 6.50%, 1/15/2026	0.52%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.51%
Frontier Communications Corp., 11.00%, 9/15/2025	0.51%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%,4/1/2024	0.50%

Holding by Sector*	% of Investments
Automotive	1.28%
Banking	2.68%
Basic Industry	18.19%
Capital Goods	4.16%
Commercial Mortgage Backed	0.03%
Consumer Goods	5.03%
Energy	16.59%
Financial Services	1.41%
Foreign Sovereign	0.62%
Government Guaranteed	0.20%
Healthcare	6.29%
Insurance	0.74%
Leisure	6.55%
Local-Authority	0.10%
Media	8.35%
Real Estate	0.72%
Retail	5.89%
Services	2.87%
Sovereign	0.20%
Technology & Electronics	6.63%
Telecommunications	7.07%
Transportation	1.52%
Utility	1.70%
Repurchase Agreement	1.18%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.375%, 6/30/2018	1.79%
LB-UBS Commercial Mortgage Trust 2006-C7 AM, 5.378%, 11/15/2038	0.89%
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B, 5.988%, 8/12/2045	0.76%
HBOS plc , 6.75%, 5/21/2018	0.73%
Air Lease Corp., 5.625%, 4/1/2017	0.65%
Government National Mortgage Assoc. 2014-64 IO, 1.281%, 12/16/2054	0.64%
Forest Laboratories LLC, 4.375%, 2/1/2019	0.59%
Bear Stearns Cos. LLC, 7.25%, 2/1/2018	0.55%
Federal National Mortgage Assoc., 3.14%, 3/1/2042	0.51%
Activision Blizzard, Inc., 5.625%, 9/15/2021	0.48%

Holding by Sector*	% of Investments
Auto	2.51%
Basic Industry	1.24%
Capital Goods	1.34%
Consumer Cyclicals	1.81%
Consumer Discretionary	0.91%
Consumer Services	1.90%
Consumer Staples	1.33%
Energy	9.53%
Financial Services	50.63%
Foreign Government	0.01%
Health Care	3.61%
Integrated Oils	0.57%
Materials and Processing	3.10%
Municipal	0.67%
Other	0.29%
Producer Durables	0.57%
Technology	3.01%
Telecommunications	1.75%
Transportation	0.61%
U.S.Government	5.62%
Utilities	2.30%
Repurchase Agreement	6.69%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA Registered Shares	3.13%
Roche Holding AG	2.84%
Mitsubishi UFJ Financial Group, Inc.	2.58%
Siemens AG Registered Shares	2.34%
AstraZeneca plc	2.29%
Koninklijke Ahold Delhaize NV	2.02%
Sumitomo Mitsui Financial Group, Inc.	2.02%
Shire plc	1.99%
Anheuser-Busch InBev NV	1.98%
Unilever NV CVA	1.83%

Holding by Sector	% of Investments
Consumer Discretionary	12.51%
Consumer Staples	13.06%
Energy	3.72%
Financials	18.63%
Health Care	12.26%
Industrials	14.78%
Information Technology	5.84%
Materials	6.91%
Real Estate	4.61%
Telecommunication Services	4.86%
Utilities	2.82%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Grid plc	2.35%
Enagas SA	2.26%
Imperial Brands plc	1.99%
Spark New Zealand Ltd.	1.93%
Nestle SA Registered Shares	1.80%
Rio Tinto plc ADR	1.71%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.70%
Roche Holding AG	1.70%
AstraZeneca plc	1.66%
Sands China Ltd.	1.66%

Holding by Sector*	% of Investments
Consumer Discretionary	7.21%
Consumer Staples	8.20%
Energy	12.30%
Financials	17.92%
Health Care	4.86%
Industrials	7.74%
Information Technology	3.76%
Materials	5.28%
Real Estate	11.07%
Telecommunication Services	8.54%
Utilities	10.34%
Repurchase Agreement	2.78%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Hitachi High-Technologies Corp.	1.69%
Dewan Housing Finance Corp., Ltd.	1.68%
Amer Sports OYJ	1.66%
Bank Tabungan Negara Persero Tbk PT	1.58%
Cramo OYJ	1.55%
Loomis AB Class B	1.53%
Altran Technologies SA	1.52%
VanEck Vectors Junior Gold Miners	1.46%
Frutarom Industries Ltd.	1.46%
SUMCO Corp.	1.46%

Holding by Sector*	% of Investments
Consumer Discretionary	13.20%
Consumer Staples	6.95%
Energy	3.45%
Exchange Traded Fund	1.96%
Financials	11.00%
Health Care	5.42%
Industrials	18.79%
Information Technology	14.55%
Materials	4.55%
Real Estate	12.41%
Telecommunication Services	1.20%
Utilities	3.43%
Repurchase Agreement	3.09%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Cimarex Energy Co.	2.80%
Edison International	2.40%
XL Group Ltd.	2.31%
Citizens Financial Group, Inc.	2.28%
PPL Corp.	2.25%
Sempra Energy	2.24%
Noble Energy, Inc.	2.15%
Portland General Electric Co.	2.11%
Motorola Solutions, Inc.	2.03%
Newell Brands, Inc.	1.97%

Holding by Sector*	% of Investments
Consumer Discretionary	10.43%
Consumer Staples	6.13%
Energy	11.64%
Financials	19.05%
Health Care	6.42%
Industrials	7.02%
Information Technology	12.17%
Materials	4.58%
Real Estate	11.74%
Utilities	10.36%
Repurchase Agreement	0.46%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875%, 10/15/2017	0.83%
HBOS plc , 6.75%, 5/21/2018	0.75%
Air Lease Corp., 5.625%, 4/1/2017	0.73%
Denali International LLC/Denali Finance Corp., 5.625%, 10/15/2020	0.61%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.60%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.808%, 6/15/2028	0.59%
Forest Laboratories LLC, 4.375%, 2/1/2019	0.58%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.95%, 11/14/2027	0.53%
BellSouth LLC, 4.40%, 4/26/2017	0.53%
U.S. Treasury Note, 1.375%. 6/30/2018	0.50%

Holding by Sector*	% of Investments
Auto	2.63%
Basic Industry	0.90%
Capital Goods	1.51%
Consumer Cyclicals	1.82%
Consumer Discretionary	1.01%
Consumer Services	1.79%
Consumer Staples	1.15%
Energy	10.02%
Financial Services	56.32%
Foreign Government	0.04%
Health Care	3.61%
Integrated Oils	0.84%
Materials and Processing	3.11%
Municipal	0.67%
Other	0.33%
Producer Durables	0.68%
Technology	3.87%
Telecommunications	2.03%
Transportation	0.81
U.S. Government	6.24%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Federal Realty Investment Trust	2.59%
Alere, Inc.	2.34%
Fidelity National Information Services, Inc.	2.15%
Zayo Group Holdings, Inc.	2.14%
CMS Energy Corp.	2.04%
HealthSouth Corp.	2.04%
Arch Capital Group Ltd.	2.03%
AECOM	2.00%
RenaissanceRe Holdings Ltd.	1.97%
Booz Allen Hamilton Holding Corp.	1.95%

Holding by Sector*	% of Investments
Consumer Discretionary	10.62%
Consumer Staples	1.92%
Energy	5.50%
Financials	15.30%
Health Care	10.65%
Industrials	11.97%
Information Technology	17.67%
Materials	7.46%
Real Estate	8.38%
Telecommunication Services	2.14%
Utilities	5.96%
Repurchase Agreement	2.43%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 26, 2016